       As filed with the Securities and Exchange Commission on April 30, 2002
                                                    Registration Nos. 333-71417

                                                                       811-6217


================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM S-6
                            REGISTRATION STATEMENT
                                     UNDER
                        THE SECURITIES ACT OF 1933 [X]
                             OF SECURITIES OF UNIT
                  INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2




                        POST-EFFECTIVE AMENDMENT NO. 9


                               -----------------

                            MONY VARIABLE ACCOUNT L
                             (Exact Name of Trust)

                          MONY LIFE INSURANCE COMPANY
                              (Name of Depositor)

                               -----------------

                                 1740 Broadway
                           New York, New York 10019
                    (Address of Principal Executive Office)


                            HAROULA K. BALLAS, ESQ.


                             Counsel -- Operations

                          MONY Life Insurance Company
                                 1740 Broadway
                           New York, New York 10019
                    (Name and Address of Agent for Service)



                               -----------------




   Approximate date of proposed public offering: It is proposed that this filing will become effective: (check appropriate box)



      [_]immediately upon filing pursuant to paragraph (b) of Rule 485.


      [X]on May 1, 2002 pursuant to paragraph (b) of Rule 485.


      [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.


      [_]on            pursuant to paragraph (a)(1) of Rule 485.


      [_]75 days after filing pursuant to paragraph (a)(2) of Rule 485.


      [_]on            pursuant to paragraph (a)(2) of Rule 485.



   If appropriate, check the following box:


      [_]this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



   TITLE OF SECURITIES BEING REGISTERED: Flexible premium variable universal life insurance policies.

================================================================================

                                  Prospectus

                               Dated May 1, 2002


                   Variable Universal Life Insurance Policy

MONY Life Insurance Company (the "Company") issues a variable universal life insurance policy described in this Prospectus. Among the policy's many terms are:

Allocation of Premiums and Cash Values:

.. You can tell us what to do with your premium payments. You can also tell us what to do with the cash values your policy may create for you resulting from those premium payments.

   . You can tell us to place them into a separate account. That separate account is called MONY Variable Account L.


   . If you do, you can also tell us to place your premium payments and fund values into any of the 35 different subaccounts of MONY Variable Account
     L. Each of these subaccounts seeks to achieve a different investment objective. If you tell us to place your premium payments and cash values into one or more subaccounts of the separate account, you bear the risk that the investment objectives will not be met. That risk includes your not earning any money on your premium payments and cash values and also that your premium payments and cash values may lose some or all of their value. The loss of value will result in the need to make additional premium payments.


   . You can also tell us to place some or all of your premium payments and cash values into our account. Our account is called the Guaranteed Interest Account. If you do, we will guarantee that those premium payments and cash values will not lose any value. We also guarantee that we will pay not less than 4.5% interest annually. We may pay more than 4.5% if we choose. Premium payments and cash values you place into the Guaranteed Interest Account become part of our assets.

Death Benefit:

.. We will pay a death benefit if you die before you reach age 100 while the policy is in effect. That death benefit will never be less than amount specified in the policy. It may be greater than the amount specified if the policy's cash values increase.

Living Benefits:

.. You may ask for some or all of the policy's cash value at any time. If you do, we may deduct a surrender charge. You may borrow up to 90% of the policy's cash value from us at any time. You will have to pay interest to us on the amount borrowed.

Charges and Fees:

.. The policy allows us to deduct certain charges from the cash value. These charges are detailed in the policy and in this prospectus.

                These are only some of the terms of the policy.
 Please read the prospectus carefully for more complete details of the policy.


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the prospectus. Any representation to the contrary is a criminal offense. This prospectus comes with prospectuses for The Alger American Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Enterprise Accumulation Trust, Fidelity Variable Insurance Products, Janus Aspen Series, Lord Abbett Series Fund, MONY Series Fund, Inc., PIMCO Variable Insurance Trust, and The Universal Institutional Funds, Inc. You should read these prospectuses carefully and keep them for future reference.


                            MONY Variable Account L
                          MONY Life Insurance Company
                    1740 Broadway, New York, New York 10019
                                1-800-487-6669

                               TABLE OF CONTENTS


                                                                       Page
                                                                       ----
    Summary of the Policy.............................................   1
     Important Policy Terms...........................................   1
     Purpose of the Policy............................................   1
     Policy Premium Payments and Values...............................   1
     Charges and Deductions...........................................   3
     Fees and Expenses of the Funds...................................   3
     The Death Benefit................................................   9
     Premium Features.................................................  10
     MONY Variable Account L..........................................  10
     Allocation Options...............................................  10
     Transfer of Fund Value...........................................  10
     Policy Loans.....................................................  11
     Full Surrender...................................................  11
     Partial Surrender................................................  11
     Right to Return Policy Period....................................  11
     Grace Period and Lapse...........................................  11
     Tax Treatment of Increases in Fund Value.........................  12
     Tax Treatment of Death Benefit...................................  12
     Riders...........................................................  12
     Contacting the Company...........................................  12
     Understanding the Policy.........................................  13
    Detailed Information About the Company and MONY Variable Account L  14
     MONY Life Insurance Company......................................  14
     MONY Variable Account L..........................................  14
    The Funds.........................................................  20
     The Alger American Fund..........................................  20
     Dreyfus Stock Index Fund.........................................  21
     The Dreyfus Socially Responsible Growth Fund, Inc................  21
     Enterprise Accumulation Trust....................................  21
     Fidelity Variable Insurance Products.............................  24
     Janus Aspen Series...............................................  25
     Lord Abbett Series Fund..........................................  25
     MONY Series Fund, Inc............................................  25
     PIMCO Variable Insurance Trust...................................  26
     The Universal Institutional Funds, Inc...........................  26
     Purchase of Portfolio Shares by MONY Variable Account L..........  28
    Detailed Information About the Policy.............................  29
     Application for a Policy.........................................  29
     Right to Examine a Policy -- Right to Return Policy Period.......  30
     Premiums.........................................................  31
     Allocation of Net Premiums.......................................  32
     Death Benefits under the Policy..................................  33
     Changes in Specified Amount......................................  35
     Other Optional Insurance Benefits................................  36
     Benefits at Maturity.............................................  37
     Policy Values....................................................  37
     Determination of Fund Value......................................  38
     Calculating Unit Values for Each Subaccount......................  39
     Determining Fund Value...........................................  40
     Transfer of Fund Value...........................................  41

                                                                    Page
                                                                    ----
         Right to Exchange Policy..................................  41
         Option to Obtain Paid-Up Insurance........................  41
         Policy Loans..............................................  42
         Full Surrender............................................  43
         Partial Surrender.........................................  43
         Grace Period and Lapse....................................  44
        Charges and Deductions.....................................  46
         Deductions from Premiums..................................  46
         Daily Deduction from MONY Variable Account L..............  47
         Guarantee of Certain Charges..............................  50
        Other Information..........................................  50
         Federal Income Tax Considerations.........................  50
         Charge for Company Income Taxes...........................  54
         Voting of Fund Shares.....................................  54
         Disregard of Voting Instructions..........................  55
         Report to Policy Owners...................................  55
         Substitution of Investments and Right to Change Operations  56
         Changes to Comply with Law................................  56
        Performance Information....................................  56
        The Guaranteed Interest Account............................  57
         General Description.......................................  57
         Death Benefit.............................................  58
         Policy Changes............................................  58
         Transfers.................................................  58
         Surrenders and Policy Loans...............................  59
        More About the Policy......................................  59
         Ownership.................................................  59
         Beneficiary...............................................  59
         Notification and Claims Procedures........................  60
         Payments..................................................  60
         Payment Plan/Settlement Provisions........................  60
         Payment in Case of Suicide................................  60
         Assignment................................................  61
         Errors on the Application.................................  61
         Incontestability..........................................  61
         Policy Illustrations......................................  61
         Distribution of the Policy................................  61
        More About the Company.....................................  62
         Management................................................  62
         State Regulation..........................................  65
         Telephone Transfer Privileges.............................  65
         Legal Proceedings.........................................  66
         Legal Matters.............................................  66
         Registration Statement....................................  66
         Independent Accountants...................................  66
         Financial Statements......................................  66
        Index to Financial Statements.............................. F-1
        Appendix A................................................. A-1
        Appendix B................................................. B-1
        Appendix C................................................. C-1

                             SUMMARY OF THE POLICY


   This summary provides you with a brief overview of the more important aspects of your policy. It is not intended to be complete. More detailed information is contained in this prospectus on the pages following this Summary and in your policy. This summary and the entire prospectus will describe the part of the policy involving MONY Variable Account L. The prospectus also briefly will describe the Guaranteed Interest Account. The Guaranteed Interest Account is also described in your policy. Before purchasing a policy, we urge you to read the entire prospectus carefully.


Important Policy Terms

   We are providing you with definitions for the following terms to make the description of the policy provisions easier for you to understand.

   Outstanding Debt -- The unpaid balance of any loan which you request on the policy. The unpaid balance includes accrued loan interest which is due and has not been paid by you.

   Loan Account -- An account to which amounts are transferred from the subaccounts of MONY Variable Account L and the Guaranteed Interest Account as collateral for any loan you request. We will credit interest to the Loan Account at a rate not less than 4.5%. The Loan Account is part of the Company's General Account.


   Fund Value -- The sum of the amounts under the policy held in each subaccount of MONY Variable Account L, the Guaranteed Interest Account, and the Loan Account.


   Cash Value -- The Fund Value of the policy less any surrender charge and any Outstanding Debt.

   Minimum Monthly Premium -- The amount the Company determines is necessary to keep the policy in effect for the first three policy years. In certain cases, this also applies to the first three policy years following an increase in the Specified Amount.


   Guaranteed Interest Account -- This account is part of the general account of MONY Life Insurance Company (the "Company"). You may allocate all or a part of your net premium payments to this account. This account will credit you with a fixed interest rate (which will not be less than 4.5%) declared by the Company. (For more detailed information, see "The Guaranteed Interest Account".)


   Specified Amount -- The minimum death benefit for as long as the policy remains in effect.

   Business Day -- Each day that the New York Stock Exchange is open for trading.

Purpose of the Policy


   The policy offers insurance protection on the life of the insured. If the insured is alive on the anniversary of the policy date when the insured is age 100, a maturity benefit will be paid instead of a death benefit. The policy provides a death benefit equal to (a) its Specified Amount, or (b) its Specified Amount plus accumulated Fund Value. The policy also provides surrender and loan privileges. The policy offers a choice of investment alternatives and an opportunity for the policy's Fund Value and its death benefit to grow based on investment results. In addition, you, as owner of the policy, choose the amount and frequency of premium payments, within certain limits.


Policy Premium Payments and Values

   The premium payments you make for the policy are received by the Company. From those premium payments, the Company makes deductions to pay premium and other taxes imposed by state and local governments. The Company makes deductions to cover the cost to the Company of a deferred acquisition tax imposed by the United States government. The Company will also deduct a Sales Charge to cover the costs of making the policies available to the public. After deduction of these charges, the amount remaining is called the net premium payment.

   You may allocate net premium payments among the various subaccounts of MONY Variable Account L and/or the Guaranteed Interest Account. As owner of the policy, you may give the right to allocate net premium payments to someone else.

   The net premium payments you allocate among the various subaccounts of MONY Variable Account L may increase or decrease in value on any day depending on the investment experience of the subaccounts you select. Your death benefit may or may not increase or decrease depending on several factors including the death benefit option you choose. The death benefit will never decrease below the Specified Amount of your policy.

   Net premium payments you allocate to the Guaranteed Interest Account will be credited with interest at a rate determined by the Company. That rate will not be less than 4.5%.

   The value of the net premium payments you allocate to MONY Variable Account L and to the Guaranteed Interest Account are called the Fund Value. There is no guarantee that the policy's Fund Value and death benefit will increase. You bear the risk that the net premiums and Fund Value allocated to MONY Variable Account L may be worth more or less while the policy remains in effect.

   If you cancel the policy and return it to the Company during the Right to Return Period, your premium payments will be returned by the Company. After the Right to Return Period, you may cancel your policy by surrendering it to the Company. The Company will pay you the Fund Value minus a charge if you cancel your policy during the first fifteen years since the policy was issued or the Specified Amount increased. The Company will also deduct any amount you have borrowed from it from the amount it will pay you. The Fund Value minus Surrender Charges and minus the amount of debt outstanding from loans you have received is called the Cash Value of the policy.

   Charges and fees such as the cost of insurance, administrative charges, and mortality and expense risk charges are imposed by the policy. These charges and fees are deducted by the Company from the policy's Cash Value and are described in further detail below.

   The policy remains in effect until the earliest of:

  . A grace period expires without the payment of sufficient additional premium to cover policy charges or repayment of the Outstanding Debt.

  .  Age 100.

  .  Death of the insured.

  .  Full surrender of the policy.

   Generally, the policy remains in effect only as long as the Cash Value is sufficient to pay all monthly deductions. However, during the first three years the policy is in effect, the Company will determine an amount which if paid during those first three policy years will keep the policy and all rider coverages in effect for the first three policy years even if the Cash Value of the policy is zero. This amount is called the Minimum Monthly Premium. If you increase the Specified Amount during the first three policy years, you must pay the Minimum Monthly Premium for three more years after the increase.

Charges and Deductions


   The policy provides for the deduction of the various charges, costs, and expenses from the Fund Value of the policy. These deductions are summarized in the table below.




                                         Deductions from Premiums
----------------------------------------------------------------------------------------------------------
Sales Charge -- Varies based on Specified Amount    Specified Amounts less than $500,000 -- 4%
plus Term Life Term Rider amount in effect. It is a Specified Amounts of $500,000 or more -- 3%
% of Premium paid.
----------------------------------------------------------------------------------------------------------
Tax Charge                                          State and local -- 0.8%
                                                    Federal -- 1.5%
-----------------------------------------------------------------------------------------------------------

                               Daily Deduction from MONY Variable Account L
----------------------------------------------------------------------------------------------------------
Mortality & Expense Risk Charge -- Maximum          0.65% of subaccount value (0.001781% daily)
Annual Rate
-----------------------------------------------------------------------------------------------------------

                                        Deductions from Fund Value
----------------------------------------------------------------------------------------------------------
Cost of Insurance Charge                            Current cost of insurance rate x net amount at risk at
                                                    the beginning of the policy month
----------------------------------------------------------------------------------------------------------
Administrative Charge -- monthly                    $5.00
----------------------------------------------------------------------------------------------------------
Monthly per $1,000 Specified Amount Charge          See Appendix B. This charge applies for the first 15
Based on issue age, gender and smoking Status.      policy years (or for 15 years from the date of any
                                                    increase in Specified Amount)
----------------------------------------------------------------------------------------------------------
Optional Insurance Benefits Charge                  As applicable.
Monthly Deduction for any other Optional
Insurance Benefits added by rider.
----------------------------------------------------------------------------------------------------------
Transaction and Other Charges
- Partial Surrender Fee                             $10
- Transfer of Fund Value                            $25 maximum per transfer over 12/(1)/
(at Company's Option)
----------------------------------------------------------------------------------------------------------
Surrender Charge                                    See discussion of Surrender Charge for grading
Grades from 80% to 0 over 15 years based on a       schedule.
schedule. Factors per $1,000 of Specified Amount
vary based on issue age, gender, and underwriting
class.

/(1)/Currently no charge on any transfers.

   MONY Variable Account L is divided into subdivisions called subaccounts. Each subaccount invests exclusively in shares of a designated portfolio. Each portfolio pays a fee to its investment adviser to manage the portfolio. Each portfolio also incurs expenses in its operation. These fees and expenses are also shown in the table below.

Fees and Expenses of the Funds


   The Funds and each of their portfolios incur certain charges including the investment advisory fee and certain operating expenses. These fees and expenses vary by portfolio and are set forth below. Their Boards govern the Funds. Fees and expenses of the Funds are described in more detail in the Funds' prospectuses.

   Information contained in the following table was provided by the respective Funds and has not been independently verified by us.




             Annual Expenses for the Year Ended December 31, 2001


                    (as a percentage of average net assets)



                                                              Management                      Distribution and
                                                              Fees (After   Other Expenses  Service (12b-1) Fees* Total Expenses
                                                               Waivers/     (After Waivers/    (After Waivers/    (After Waivers/
                      Fund/Portfolio                        Reimbursements) Reimbursements)    Reimbursements)    Reimbursements)
                      --------------                        --------------- --------------- --------------------- ---------------
The Alger American Fund
Alger American MidCap Growth Portfolio.....................      0.80%           0.08%               N/A               0.88%

The Dreyfus Socially Responsible Growth Fund, Inc./(1)/
  -- Initial Share Class...................................     0.75%            0.03%               N/A               0.78%

Dreyfus Stock Index Fund/(1) /-- Initial Share Class.......     0.25%            0.01%               N/A              0.26%

Enterprise Accumulation Trust..............................
Balanced Portfolio.........................................     0.75%            0.14%               N/A               0.89%
Capital Appreciation Portfolio.............................     0.75%            0.12%               N/A               0.87%
Emerging Countries Portfolio/(2)/..........................      1.25%           0.55%               N/A               1.80%
Equity Portfolio...........................................      0.80%           0.08%               N/A               0.88%
Equity Income Portfolio....................................     0.75%            0.13%               N/A               0.88%
Growth Portfolio...........................................     0.75%            0.09%               N/A               0.84%
Growth and Income Portfolio................................     0.75%            0.10%               N/A               0.85%
High-Yield Bond Portfolio..................................      0.60%           0.17%               N/A               0.77%
International Growth Portfolio.............................      0.85%           0.24%               N/A               1.09%
Managed Portfolio..........................................     0.75%            0.09%               N/A               0.84%
Mid-Cap Growth Portfolio/(2)/..............................      0.75%           0.40%               N/A               1.15%
Multi-Cap Growth Portfolio.................................      1.00%           0.10%               N/A               1.10%
Small Company Growth Portfolio.............................      1.00%           0.10%               N/A               1.10%
Small Company Value Portfolio..............................      0.80%           0.10%               N/A               0.90%
Total Return Portfolio/(9)/................................      0.55%           0.10%               N/A               0.65%
Worldwide Growth Portfolio/(2)/............................      1.00%           0.40%               N/A               1.40%

Fidelity Variable Insurance Products --  Service Class.....
Growth Portfolio/(3)/......................................      0.58%           0.10%              0.10%              0.78%
Contrafund(R) Portfolio/(3)/...............................      0.58%           0.10%              0.10%              0.78%
Growth Opportunities Portfolio/(3)/........................      0.58%           0.11%              0.10%              0.79%

Janus Aspen Series -- Institutional Shares
Aggressive Growth Portfolio................................      0.65%           0.02%               N/A               0.67%
Balanced Portfolio.........................................      0.65%           0.01%               N/A               0.66%
Capital Appreciation Portfolio.............................      0.65%           0.01%               N/A               0.66%
Worldwide Growth Portfolio.................................      0.65%           0.04%               N/A               0.69%

Lord Abbett Series Fund -- Class VC
Growth and Income Portfolio/(4)/...........................      0.50%           0.47%               N/A               0.97%
Mid-Cap Value Portfolio/(4)(5)/............................     0.75%            0.35%               N/A               1.10%

MONY Series Fund, Inc.
Government Securities Portfolio............................      0.50%           0.12%               N/A               0.62%
Intermediate Term Bond Portfolio...........................      0.50%           0.12%               N/A               0.62%
Long Term Bond Portfolio...................................      0.50%           0.12%               N/A               0.62%
Money Market Portfolio/(6)/................................      0.40%           0.10%               N/A               0.50%

                                                     Distribution and
                       Management                    Service (12b-1)
                       Fees (After    Other Expenses   Fees* (After     Total Expenses
                        Waivers/     (After Waivers/     Waivers/     (After Waivers/
  Fund/Portfolio     Reimbursements) Reimbursements) Reimbursements)  Reimbursements)
  --------------     --------------- --------------- ---------------- ----------------

PIMCO Variable
Insurance Trust --
Administrative Class
Global Bond
  Portfolio/(7)/....      0.25%           0.65%            N/A             0.90%
Real Return
  Portfolio/(7)/....      0.25%           0.41%            N/A             0.66%

The Universal
Institutional
Funds, Inc./(8)/
U.S. Real Estate
  Portfolio.........      0.75%           0.35%            N/A             1.10%

----------



* MONY Securities Corporation, the principal underwriter for the contracts, will receive 12b-1 fees deducted from certain portfolio assets attributable to the contracts for providing distribution shareholder services to those portfolios.


/(1)/ The expenses shown are for fiscal year ended December 31, 2001. Current or future expenses may be greater or less than those presented. Please consult the underlying mutual fund prospectus for more complete information.


/(2)/ Enterprise Capital Management, Inc. has contractually agreed to limit expenses on these Portfolios' Total Expenses to the amount shown. This contractual limitation is in effect until May 1, 2003. Without the contractual limitation, the total expenses would have been as follows:
      Emerging Countries - 13.32%; Mid-Cap Growth - 3.80%; and Worldwide Growth
      - 11.63%.


/(3)/ Expenses do not include reimbursements. With reimbursements, expenses would have been Growth - 0.75%; Contrafund - 0.74%; and Growth Opportunities - 0.77%. Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details.


/(4)/ The Mid Cap Value and Growth and Income Portfolios have each established non 12b-1 service fee agreements which are reflected under "Other Expenses".


/(5)/ The information in the chart above relating to Mid-Cap Value Portfolio has been restated to reflect the fees and expenses that will be applicable during 2002. For the year 2001, Lord Abbett & Co. (Lord Abbett), voluntarily waived a portion of its management fees and subsidized a portion of the Portfolio's expenses to the extent necessary to maintain the "Other Expenses" at an aggregate of 0.35% average daily net assets. Absent any waivers and reimbursements the total annual gross expenses would have been 1.20% for the year 2001. For the year 2002, Lord Abbett does not intend to waive its management fees for the Portfolio but has contractually agreed to continue to reimburse a portion of the Portfolio's expenses to the extent necessary to maintain the "Other Expenses" for the Mid-Cap Value Portfolio at an aggregate of 0.35% average daily net assets.


/(6)/ MONY Life Insurance Company of America has contractually agreed to limit expenses on the MoneyMarket Portfolio through April 30, 2003. Without the contractual limitation, the total expense would have been 0.51%.


/(7)/ PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and trustees' fees, 0.65% of average daily net assets for the Real Return Portfolio and 0.90% of average daily net assets for the Global Bond Portfolio. Under the Expense Reimbursement Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Without these expense limitations actual "Other Expenses" would have been 0.42% for the Real Return Portfolio and 0.77% for the Global Bond Portfolio and "Total Expenses" would have been 0.67% for the Real Return Portfolio and 1.02% for the Global Bond Portfolio. Ratio of net expenses to average net assets excluding interest expense is 0.65% for the Real Return Portfolio and 0.90% for the Global Bond Portfolio.


/(8)/ The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio to the amounts shown. Without these reimbursements and/or fee waivers the Total Expenses would have been 1.15% and Other Expenses would have been 0.35% for the U.S. Real Estate Portfolio. Fee waivers and/or expense reimbursements are voluntary and the advisor reserves the right to terminate any waiver and/or reimbursement at any time without notice.


/(9)/ The Total Return Portfolio was not in operation on December 31, 2001.
      These are estimates of annual expenses.


                                Fund Investment Adviser Fees
---------------------------------------------------------------------------------------------

                                  The Alger American Fund
--------------------------------------------------------------------------------------------

               Portfolio                               Investment Adviser Fee
--------------------------------------------------------------------------------------------
MidCap Growth Portfolio                 Annual rate of 0.80% of the portfolio's average
                                        daily net assets.
---------------------------------------------------------------------------------------------

                                          Dreyfus
--------------------------------------------------------------------------------------------

               Portfolio                               Investment Adviser Fee
--------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                Annual rate of 0.245% of the fund's average daily
                                        net assets.
--------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Annual rate of 0.75% of the fund's average daily
Fund, Inc.                              net assets.
---------------------------------------------------------------------------------------------

                               Enterprise Accumulation Trust
--------------------------------------------------------------------------------------------

               Portfolio                               Investment Adviser Fee
--------------------------------------------------------------------------------------------
Balanced Portfolio                      Annual rate of 0.75% of the average daily net
                                        assets.
--------------------------------------------------------------------------------------------
Capital Appreciation Portfolio          Annual rate of 0.75% of the portfolio's average
                                        daily net assets.
--------------------------------------------------------------------------------------------
Emerging Countries Portfolio            Annual rate of 1.25% of the portfolio's average
                                        daily net assets.
--------------------------------------------------------------------------------------------
Equity Portfolio                        Annual rate of 0.80% of the first $400 million,
                                        0.75% of the next $400 million and 0.70% in excess
                                        of $800 million of the portfolio's average daily net
                                        assets.
--------------------------------------------------------------------------------------------
Equity Income Portfolio                 Annual rate of 0.75% of the portfolio's average
                                        daily net assets.
--------------------------------------------------------------------------------------------
Growth Portfolio                        Annual rate of 0.75% of the portfolio's average
                                        daily net assets.
--------------------------------------------------------------------------------------------
Growth and Income Portfolio             Annual rate of 0.75% of the portfolio's average
                                        daily net assets.
--------------------------------------------------------------------------------------------
High Yield Bond Portfolio               Annual rate of 0.60% of the portfolio's average
                                        daily net assets.

---------------------------------------------------------------------------------------------

               Portfolio                               Investment Adviser Fee
---------------------------------------------------------------------------------------------
International Growth Portfolio          Annual rate of 0.85% of the portfolio's average
                                        daily net assets.
---------------------------------------------------------------------------------------------
Managed Portfolio                       Annual rate of 0.80% of the first $400 million,
                                        0.75% of the next $400 million and 0.70% in excess
                                        of $800 million of the portfolio's average daily net
                                        assets.
---------------------------------------------------------------------------------------------
Mid-Cap Growth Portfolio                Annual rate of 0.75% of the portfolio's average
                                        daily net assets.
---------------------------------------------------------------------------------------------
Multi-Cap Growth Portfolio              Annual rate of 1.00% of the average daily net assets.
---------------------------------------------------------------------------------------------
Small Company Growth Portfolio          Annual rate of 1.00% of the portfolio's average
                                        daily net assets.
---------------------------------------------------------------------------------------------
Small Company Value Portfolio           Annual rate of 0.80% of the first $400 million,
                                        0.75% of the next $400 million and 0.70% in excess
                                        of $800 million of the portfolio's average daily net
                                        assets.
---------------------------------------------------------------------------------------------
Total Return Portfolio                  Annual rate of 0.55% of the portfolio's average
                                        daily net assets.
---------------------------------------------------------------------------------------------
Worldwide Growth Portfolio              Annual rate of 1.00% of the portfolio's average
                                        daily net assets.
----------------------------------------------------------------------------------------------

                                          Fidelity
---------------------------------------------------------------------------------------------

               Portfolio                               Investment Adviser Fee
---------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products -- The fee is calculated by adding a group fee rate to
Growth Portfolio                        an individual fee rate, dividing by twelve, and
                                        multiplying the result by the Fund's average net
                                        assets throughout the month. The group fee rate is
                                        based on the average net assets of all the mutual
                                        funds advised by FMR. This group rate cannot rise
                                        above 0.52% for this Fund, and it drops as total
                                        assets under management increase. The individual
                                        fee rate for this Fund is 0.30% of the Fund's
                                        average net assets.
---------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products -- The fee is calculated by adding a group fee rate to
Contrafund(R) Portfolio                 an individual fee rate, dividing by twelve, and
                                        multiplying the result by the Fund's average net
                                        assets throughout the month. The group fee rate is
                                        based on the average net assets of all the mutual
                                        funds advised by FMR. This group rate cannot rise
                                        above 0.52% for this Fund, and it drops as total
                                        assets under management increase. The individual
                                        fee rate for this Fund is 0.30% of the Fund's
                                        average net assets.
---------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

               Portfolio                              Investment Adviser Fee
-------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products -- The fee is calculated by adding a group fee rate to
Growth Opportunities Portfolio          an individual fee rate, dividing by twelve, and
                                        multiplying the result by the Fund's average net
                                        assets throughout the month. The group fee rate is
                                        based on the average net assets of all the mutual
                                        funds advised by FMR. This group rate cannot rise
                                        above 0.52% for this Fund, and it drops as total
                                        assets under management increase. The individual
                                        fee rate for this Fund is 0.30% of the Fund's
                                        average net assets.
--------------------------------------------------------------------------------------------

                                    Janus Aspen Series
-------------------------------------------------------------------------------------------

               Portfolio                              Investment Adviser Fee
-------------------------------------------------------------------------------------------
Aggressive Growth Portfolio             Annual rate of 0.65% of the portfolio's average
                                        daily net assets.
-------------------------------------------------------------------------------------------
Balanced Portfolio                      Annual rate of 0.65% of the portfolio's average
                                        daily net assets.
-------------------------------------------------------------------------------------------
Capital Appreciation Portfolio          Annual rate of 0.65% of the portfolio's average
                                        daily net assets.
-------------------------------------------------------------------------------------------
Worldwide Growth Portfolio              Annual rate of 0.65% of the portfolio's average
                                        daily net assets.
--------------------------------------------------------------------------------------------

                                  Lord Abbett Series Fund
-------------------------------------------------------------------------------------------

               Portfolio                              Investment Adviser Fee
-------------------------------------------------------------------------------------------
Growth and Income Portfolio             Annual rate of 0.50% of the portfolio's average
                                        daily net assets.
-------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                 Annual rate of 0.75% of the portfolio's average
                                        daily net assets.
--------------------------------------------------------------------------------------------

                                     MONY Series Fund
-------------------------------------------------------------------------------------------

               Portfolio                              Investment Adviser Fee
-------------------------------------------------------------------------------------------
Government Securities Portfolio         Annual rate of 0.50% of the first $400 million,
                                        0.35% of the next $400 million, and 0.30% in
                                        excess of $800 million of the portfolio's aggregate
                                        average daily net assets.
-------------------------------------------------------------------------------------------
Intermediate Term Bond Portfolio        Annual rate of 0.50% of the first $400 million,
                                        0.35% of the next $400 million, and 0.30% in
                                        excess of $800 million of the portfolio's aggregate
                                        average daily net assets.
-------------------------------------------------------------------------------------------

 ------------------------------------------------------------------------------

         Portfolio                        Investment Adviser Fee
 ------------------------------------------------------------------------------
 Long Term Bond Portfolio   Annual rate of 0.50% of the first $400 million,
                            0.35% of the next $400 million, and 0.30% in
                            excess of $800 million of the portfolio's aggregate
                            average daily net assets.
 ------------------------------------------------------------------------------
 Money Market Portfolio     Annual rate of 0.40% of the first $400 million,
                            0.35% of the next $400 million, and 0.30% of assets
                            in excess of $800 million of the portfolio's
                            aggregate average daily net assets.
 -------------------------------------------------------------------------------

                         PIMCO Variable Insurance Trust
 ------------------------------------------------------------------------------

         Portfolio                        Investment Adviser Fee
 ------------------------------------------------------------------------------
 Global Bond Portfolio      Annual rate of 0.25% of the portfolio's average
                            daily net assets.
 ------------------------------------------------------------------------------
 Real Return Portfolio      Annual rate of 0.25% of the portfolio's average
                            daily net assets.
 -------------------------------------------------------------------------------

                    The Universal Institutional Funds, Inc.
 ------------------------------------------------------------------------------

         Portfolio                        Investment Adviser Fee
 ------------------------------------------------------------------------------
 U.S. Real Estate Portfolio Annual rate of 0.80% of the first $500 million;
                            0.75% from $500 million to $1 billion; and 0.70%
                            in excess of $1 billion of the portfolio's average
                            daily net assets.
 ------------------------------------------------------------------------------


The Death Benefit

   The minimum initial Specified Amount is $50,000. You may elect one of two options to compute the amount of death benefit payable under the policy. Your selection may increase the death benefit.

   Option 1 -- The death benefit equals the greater of:

       (a)The Specified Amount, or

       (b)Fund Value multiplied by a death benefit percentage required by the federal tax law definition of life insurance.


   If you choose Option 1, favorable investment performance will reduce the cost you pay for the death benefit. This reduction will decrease the deduction from Fund Value.


   Option 2 -- The death benefit equals the greater of:

      (a) The Specified Amount of the policy, plus the Fund Value, or

      (b) The Fund Value multiplied by a death benefit percentage required by the federal tax law definition of life insurance.

   If you choose Option 2, favorable investment performance will increase the Fund Value of the Policy which in turn increases insurance coverage.

   The Fund Value used in these calculations is the Fund Value as of the date of the insured's death.


   You may change the death benefit option and increase or decrease the Specified Amount, subject to certain conditions. See "Death Benefits Under the Policy".


Premium Features

   You must pay premiums equal to at least the amount necessary to keep the policy in effect for the first three policy years. After that, subject to certain limitations, you may choose the amount and frequency of premium payments as your financial situation and needs change.

   When you apply for a policy, you determine the level amount you intend to pay at fixed intervals over a specified period of time. You elect to receive a premium notice on an annual, semiannual, or quarterly basis. However, you may choose to skip or stop making premium payments and your policy will continue in effect until the Cash Value can no longer cover (1) the monthly deductions from the Fund Value for your policy, and (2) any optional insurance benefits added by rider. You may pay premiums under the electronic funds transfer program. Under this program, you authorize the Company to withdraw the amount you determine from your checking account each month.


   The amount, frequency and period of time over which you pay premiums may affect whether or not the policy will be classified as a modified endowment contract. You will find more information on the tax treatment of life insurance contracts, including modified endowment contracts under "Federal Income Tax Considerations".



   The payment of premiums you specified on the application will not guarantee that your policy will remain in effect. See "Grace Period and Lapse". If any premium payment would result in an immediate increase in the net amount at risk, the Company may, (1) reject a part of the premium payment, or (2) limit the premium payment, unless you provide satisfactory evidence of insurability.


MONY Variable Account L


   MONY Variable Account L is a separate investment account whose assets are owned by the Company. See "MONY Variable Account L".


Allocation Options


   You may allocate premium payments and Fund Values among the various subaccounts of MONY Variable Account L. Each of the subaccounts uses premium payments and Fund Values to purchase shares of a designated portfolio of The Alger American Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Enterprise Accumulation Trust, Fidelity Variable Insurance Products, Janus Aspen Series, Lord Abbett Series Fund, MONY Series Fund, Inc., PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc. (the "Funds"). The subaccounts available to you and the investment objectives of each available subaccount are described in detail.


Transfer of Fund Value


   You may transfer Fund Value among the subaccounts. Subject to certain limitations, you may also transfer between the subaccounts and the Guaranteed Interest Account. Transfers may be made by telephone if the proper form has been completed, signed and filed at the Company's Syracuse Operations Center. See "Transfer of Fund Value".

Policy Loans


   You may borrow up to 90% of your policy's Cash Value from the Company. Your policy will be the only security required for a loan. See "Policy Loans".



   The amount of Outstanding Debt is subtracted from your death benefit. Your Outstanding Debt is repaid from the proceeds of a full surrender. See "Full Surrender". Outstanding Debt may also affect the continuation of the policy. See "Grace Period and Lapse". The Company charges interest on policy loans. If you do not pay the interest when due, the amount due will be borrowed from the policy's Cash Value and will become part of the Outstanding Debt.


Full Surrender


   You can surrender the policy during the insured's lifetime and receive its Cash Value, which equals (a) Fund Value, minus (b) any surrender charge, and minus (c) any Outstanding Debt. See "Full Surrender".


Partial Surrender


   You may request a partial surrender if your Cash Value after the deduction of the requested surrender amount and any fees is greater than $500. If the requested amount exceeds the amount available, we will reject your request and return it to you. A partial surrender may decrease the Specified Amount or will decrease the death benefit. See "Partial Surrender".


   Partial surrenders must be for at least $500. A partial surrender fee of $10 will be assessed against the remaining Fund Value. There is no surrender charge assessed on a partial surrender.

Right to Return Policy Period


   You have the right to examine the policy when you receive it. You may return the policy for any reason and obtain a full refund of the premium you paid if you return your policy the later of: (a) 10 days (or longer in some states) after you receive it; (b) 45 days after the date you sign the application for the policy or (c) 10 days after we mail or deliver a notice of withdrawal right. During the Right to Return Policy Period, net premiums will be kept in the general account of the Company and will earn interest at an annual rate of 4.5%. See "Right to Examine a Policy -- Right to Return Policy Period".


Grace Period and Lapse

   Your policy will remain in effect as long as:

      (1) it has a Cash Value greater than zero; or

      (2) during the first three policy years if on each monthly anniversary the sum of the premiums paid minus the sum of partial surrenders (excluding related fees) and any Outstanding Debt, is greater than or equal to the Minimum Monthly Premium times the number of months your policy has been in effect.

   If you increase the Specified Amount during the first three policy years, the minimum premium requirement will be increased and the time period will be extended for an additional three policy years from the date of the increase.

   If the policy is about to terminate (or Lapse), we will give you notice that you must pay additional premiums. That notice will tell you what the minimum amount you must pay is if the policy is to remain in effect and the date by which we must receive that amount (this period is called the "grace period").

   You must understand that after the first three policy years, the policy can lapse even if the scheduled premium payments are made.

Tax Treatment of Increases in Fund Value


   The federal income tax laws generally tie the taxation of Fund Values to your receipt of those Fund Values. This policy is currently subject to the same federal income tax treatment as fixed life insurance. Certain policy loans may be taxable. You can find information on the tax treatment of the policy under "Federal Income Tax Considerations".


Tax Treatment of Death Benefit


   Generally, the death benefit will be fully excludable from the gross income of the beneficiary under the Internal Revenue Code. Thus the death benefit received by the beneficiary at the death of the insured will not be subject to federal income taxes when received by the beneficiary. Also a death benefit paid by this policy is currently subject to federal income tax treatment as a death benefit paid by a fixed life insurance policy. See "Federal Income Tax Considerations".


Riders

   Additional optional insurance benefits may be added to the policy by an addendum called a rider. A charge is deducted monthly from Fund Value for each optional benefit added to your policy. There are six riders available with this policy:

  .  Spouse's Term Rider

  .  Children's Term Insurance Rider

  .  Accidental Death and Dismemberment Rider

  .  Purchase Option Rider

  .  Term Life Term Insurance Rider

  .  Waiver of Monthly Deductions Rider

Contacting the Company


   All written requests, notices, and forms required by the policies, and any questions or inquiries should be directed to the Company's Operations Center at 1 MONY Plaza, Syracuse, New York 13221.

Understanding the Policy

   The following chart may help you to understand how the policy works.


                                  [FLOW CHART]

                    DETAILED INFORMATION ABOUT THE COMPANY
                          AND MONY VARIABLE ACCOUNT L

MONY Life Insurance Company

   MONY Life Insurance Company issues the policy. In this prospectus MONY Life Insurance Company is called the "Company." The Company is a stock life insurance company organized in the State of New York. The Company is currently licensed to sell life insurance and annuities in all 50 states of the United States, the District of Columbia, the U.S. Virgin Islands, and Puerto Rico.

   The principal office of the Company is located at 1740 Broadway, New York, New York 10019. The Company was founded in 1842 as The Mutual Life Insurance Company of New York. In 1998, The Mutual Life Insurance Company of New York converted to a stock company through demutualization and was renamed MONY Life Insurance Company. The demutualization did not have any material effect on the obligations of the Company under the policies or on MONY Variable Account L.


   On September 26, 2001, the rating assigned to the Company by A.M. Best Company, Inc., an independent insurance company rating organization, was A (Excellent). This rating is based upon an analysis of financial condition and operating performance. The A.M. Best rating of the Company should be considered only as bearing on the ability of the Company to meet its obligations under the policies.


   The Company intends to administer the policies itself.

   MONY Securities Corporation, a wholly owned subsidiary of the Company, is the principal underwriter for the policies.

MONY Variable Account L

   MONY Variable Account L is a separate investment account of the Company. Presently, only premium payments and cash values of flexible premium variable life insurance policies are permitted to be allocated to MONY Variable Account
L. The assets in MONY Variable Account L are kept separate from the general account assets and other separate accounts of the Company.

   The Company owns the assets in MONY Variable Account L. The Company is required to keep assets in MONY Variable Account L that equal the total market value of the policy liabilities funded by MONY Variable Account L. Realized or unrealized income gains or losses of MONY Variable Account L are credited or charged against MONY Variable Account L assets without regard to the other income, gains or losses of the Company. Reserves and other liabilities under the policies are assets of MONY Variable Account L. MONY Variable Account L assets are not chargeable with liabilities of the Company's other businesses.

   Fund Values of the policy during the Right to Return Period and Fund Values allocated to the Guaranteed Interest Account are held in the Company's general account. The Company's general account assets are subject to the liabilities from the businesses the Company conducts. In addition, the Company may transfer to its general account any assets that exceed anticipated obligations of MONY Variable Account L. All obligations of the Company under the policy are general corporate obligations of the Company. The Company may accumulate in MONY Variable Account L proceeds from various policy charges and investment results applicable to those assets.

   MONY Variable Account L was authorized by the Board of Directors of the Company and established under New York law on November 28, 1990. MONY Variable Account L is registered with the SEC as a unit investment trust. The SEC does not supervise the administration or investment practices or policies of MONY Variable Account L.

   MONY Variable Account L is divided into subdivisions called subaccounts. Each subaccount invests exclusively in shares of a designated portfolio of the Funds. For example, the Long Term Bond Subaccount invests solely in shares of the MONY Series Fund, Inc. Long Term Bond Portfolio. These portfolios serve only as the underlying investment for variable annuity and variable life insurance contracts issued through separate accounts of the Company or other life insurance companies. The portfolios may also be available to certain pension accounts. The portfolios are not available directly to individual investors. In the future, the Company may establish additional subaccounts within MONY Variable Account L. Future subaccounts may invest in other portfolios of the Funds or in other securities. Not all subaccounts are available to you.

   The following table lists the subaccounts of MONY Variable Account L that are available to you, their respective investment objectives, and which Fund portfolio shares are purchased:






       Subaccount and Designated Portfolio         Investment Objective
----------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Subaccount                  Seeks long-term capital appreciation. The portfolio
                                                         focuses on midsize companies with promising
This subaccount purchases shares of The Alger            growth potential. Under normal circumstances, the
American Fund Alger American MidCap Growth               portfolio invests primarily in the equity securities of
Portfolio.                                               companies having a market capitalization within the
                                                         range of companies in the S&P MidCap 400(TM) index.
----------------------------------------------------------------------------------------------------------------

The Dreyfus Socially Responsible Growth                  Seeks to provide capital growth, with current
Subaccount                                               income as a secondary goal. The fund normally
                                                         invests at least 80% of its assets in common stock of
This subaccount purchases shares of The Dreyfus          companies that, in the opinion of its management,
Socially Responsible Growth Fund, Inc.                   meet traditional investment standards and conduct
                                                         their business in a manner that contributes to the
                                                         enhancement of the quality of life in America.
----------------------------------------------------------------------------------------------------------------

Dreyfus Stock Index Subaccount                           Seeks to match the total return of the Standard &
                                                         Poor's 500 Composite Stock Price Index. To pursue
This subaccount purchases shares of the Dreyfus          this goal, the fund generally invests in all 500
Stock Index Fund.                                        stocks in the S&P 500 in proportion to their
                                                         weighting in the index.
----------------------------------------------------------------------------------------------------------------

Enterprise Balanced Subaccount                           Objective: Seeks long-term total return. Strategy:
                                                         Generally, between 55% and 75% of its total assets
This subaccount purchases shares of the Enterprise       will be invested in equity securities, and between
Accumulation Trust Balanced Portfolio.                   45% and 25% in fixed income securities to provide
                                                         a stable flow of income. Allocation will vary based
                                                         on the manager's assessment of the return potential
                                                         of each asset class.
----------------------------------------------------------------------------------------------------------------

Enterprise Capital Appreciation Subaccount               Objective: Seeks maximum capital appreciation.
                                                         Strategy: Primarily invest in common stocks of U.S.
This subaccount purchases shares of the Enterprise       companies that demonstrate accelerating earnings
Accumulation Trust Capital Appreciation Portfolio.       momentum and consistently strong financial
                                                         characteristics.
----------------------------------------------------------------------------------------------------------------

Enterprise Emerging Countries Subaccount                 Objective: Seeks long-term capital appreciation.
                                                         Strategy: Normally invest at least 80% of its assets
This subaccount purchases shares of the Enterprise       in equity securities of foreign companies located in
Emerging Countries Portfolio.                            at least three countries with emerging securities
                                                         markets (as defined by the International Finance
                                                         Corporation).
----------------------------------------------------------------------------------------------------------------

       Subaccount and Designated Portfolio                         Investment Objective
--------------------------------------------------------------------------------------------------------

Enterprise Equity Subaccount                       Objective: Seeks long-term capital appreciation.
                                                   Strategy: Invest primarily in U.S. common stock of
This subaccount purchases shares of the Enterprise companies that meet the portfolio manager's criteria
Accumulation Trust Equity Portfolio.               of high return on investment capital, strong
                                                   positions within their industries, sound financial
                                                   fundamentals and management committed to
                                                   shareholder interests.
--------------------------------------------------------------------------------------------------------

Enterprise Equity Income Subaccount                Objective: Seeks a combination of growth and
                                                   income. Strategy: Achieve an above average and
This subaccount purchases shares of the Enterprise consistent total return, primarily from investments
Accumulation Trust Equity Income Portfolio.        in dividend paying U.S. common stocks.
--------------------------------------------------------------------------------------------------------

Enterprise Growth Subaccount                       Objective: Seeks capital appreciation. Strategy:
                                                   Primarily invest in U.S. common stocks of large
This subaccount purchases shares of the Enterprise capitalization companies. Pursues goal by investing
Accumulation Trust Growth Portfolio.               in companies with long-term earnings potential, but
                                                   which are currently selling at a discount to their
                                                   estimated long-term value.
--------------------------------------------------------------------------------------------------------

Enterprise Growth and Income Subaccount            Objective: Seeks total return through capital
                                                   appreciation with income as a secondary
This subaccount purchases shares of the Enterprise consideration. Strategy: Invest in a broadly
Accumulation Trust Growth and Income Portfolio.    diversified group of U.S. common stocks of large
                                                   capitalization companies.
--------------------------------------------------------------------------------------------------------

Enterprise High Yield Bond Subaccount              Objective: Seeks maximum current income.
                                                   Strategy: Primarily invest in high yield, income
This subaccount purchases shares of the Enterprise producing U.S. corporate bonds rated B3 or better
Accumulation Trust High Yield Bond Portfolio.      by Moody's Investors Service, Inc., or B- or better
                                                   by Standard & Poor's Corporation. These lower
                                                   rated bonds are commonly referred to as "Junk
                                                   Bonds." Bonds of this type are considered to be
                                                   speculative with regard to the payment of interest
                                                   and return of principal. Investment in these types of
                                                   securities has special risks and therefore, may not
                                                   be suitable for all investors. Investors should
                                                   carefully assess the risks associated with allocating
                                                   premium payments to this subaccount.
--------------------------------------------------------------------------------------------------------

Enterprise International Growth Subaccount         Objective: Seeks capital appreciation. Strategy:
                                                   Invest primarily in a diversified portfolio of non-
This subaccount purchases shares of the Enterprise United States equity securities that the portfolio
Accumulation Trust International Growth Portfolio. manager believes are undervalued.
--------------------------------------------------------------------------------------------------------

Enterprise Managed Subaccount                      Objective: Seeks growth of capital over time.
                                                   Strategy: Invest in a portfolio consisting of common
This subaccount purchases shares of the Enterprise stocks, bonds and cash equivalents, the percentages
Accumulation Trust Managed Portfolio.              of which vary over time based on the investment
                                                   manager's assessment of economic and market
                                                   trends and its perception of the relative investment
                                                   values available from such types of securities at any
                                                   given time.
--------------------------------------------------------------------------------------------------------

       Subaccount and Designated Portfolio         Investment Objective
--------------------------------------------------------------------------------------------------------------

Enterprise Mid-Cap Growth Subaccount                  Objective: Seeks long-term capital appreciation.
                                                      Strategy: Invest primarily in companies with market
This subaccount purchases shares of the Enterprise    capitalizations corresponding to the middle 90% of
Accumulation Trust Mid-Cap Growth Portfolio.          the Russell Mid-Cap Growth Index, as measured at
                                                      the time of purchase by the Portfolio. Normally at
                                                      least 75% of its total assets in common stocks will
                                                      be in U.S. mid-sized companies.
--------------------------------------------------------------------------------------------------------------

Enterprise Multi-Cap Growth Subaccount                Objective: Seeks long-term capital appreciation.
                                                      Strategy: Primarily invest in growth stocks.
This subaccount purchases shares of the Enterprise    Companies will tend to fall into one of two
Accumulation Trust Multi-Cap Growth Portfolio.        categories: companies that offer goods or services
                                                      to a rapidly expanding marketplace or companies
                                                      experiencing a major change that is expected to
                                                      produce advantageous results.
--------------------------------------------------------------------------------------------------------------

Enterprise Small Company Growth Subaccount            Objective: Seeks capital appreciation. Strategy:
                                                      Invest primarily in common stocks of small
This subaccount purchases shares of the Enterprise    capitalization companies believed by the portfolio
Accumulation Trust Small Company Growth               manager to have an outlook for strong earnings
Portfolio.                                            growth and potential for significant capital
                                                      appreciation.
--------------------------------------------------------------------------------------------------------------

Enterprise Small Company Value Subaccount             Objective: Seeks maximum capital appreciation.
                                                      Strategy: Invest primarily in common stocks of
This subaccount purchases shares of the Enterprise    small capitalization companies that the portfolio
Accumulation Trust Small Company Value                manager believes are undervalued -- that is the
Portfolio.                                            stock's market price does not fully reflect the
                                                      company's value.
--------------------------------------------------------------------------------------------------------------

Enterprise Total Return Subaccount
                                                      Objective: Seeks total return. Strategy: Primarily
This subaccount purchases shares of the Enterprise    invest in a diversified portfolio of fixed income
Accumulation Trust Total Return Portfolio.            instruments of varying maturities.
--------------------------------------------------------------------------------------------------------------

Enterprise Worldwide Growth Subaccount                Objective: Seeks long-term capital appreciation.
                                                      Strategy: Invest primarily in equity securities of
This subaccount purchases shares of the Enterprise    foreign and domestic companies, and normally it will
Worldwide Growth Portfolio.                           invest at least 65% of its total assets in securities of
                                                      companies that are located in at least three different
                                                      countries with emerging securities markets.
--------------------------------------------------------------------------------------------------------------

Fidelity Growth Subaccount                            Seeks to achieve capital appreciation by investing
                                                      its assets primarily in common stocks that it
This subaccount purchases shares of Fidelity          believes have above-average growth potential.
Variable Insurance Products Growth Portfolio.         Tends to be companies with higher than average
                                                      price/earnings ratios, and with new products,
                                                      technologies, distribution channels or other
                                                      opportunities, or with a strong industry or market
                                                      position. May invest in securities of foreign issuers
                                                      in addition to those of domestic issuers.
--------------------------------------------------------------------------------------------------------------

        Subaccount and Designated Portfolio                           Investment Objective
-----------------------------------------------------------------------------------------------------------

Fidelity Contrafund(R) Subaccount                    Seeks long-term capital appreciation by investing
                                                     mainly in equity securities of companies whose
This subaccount purchases shares of Fidelity         value is not fully recognized by the public.
Variable Insurance Products Contrafund(R) Portfolio. Typically, includes companies in turnaround situations, companies experiencing transitory
                                                     difficulties, and undervalued companies. May
                                                     invest in securities of foreign issuers in addition to
                                                     those of domestic issuers



Fidelity Growth Opportunities Subaccount         Seeks to provide capital growth by investing
                                                 primarily in common stocks. May also invest in
This subaccount purchases shares of Fidelity     other types of securities, including bonds, which
Variable Insurance Products Growth Opportunities may be lower-quality debt securities. May invest in
Portfolio.                                       securities of foreign issuers in addition to those of
                                                 domestic issuers.
------------------------------------------------------------------------------------------------------

Janus Aspen Series Aggressive Growth             Seeks long-term growth of capital by investing
Subaccount                                       primarily in common stocks selected for their
                                                 growth potential. Normally, it invests at least 50%
This subaccount purchases shares of Janus Aspen  of its equity assets in medium-sized companies with
Series Aggressive Growth Portfolio.              market capitalization's falling within the range of
                                                 companies in the S&P MidCap 400 Index.
------------------------------------------------------------------------------------------------------

Janus Aspen Series Balanced Subaccount           Seeks long-term capital growth, consistent with
                                                 preservation of capital and balanced by current
This subaccount purchases shares of Janus Aspen  income. Normally invests 40-60% of its assets in
Series Balanced Portfolio.                       securities selected primarily for their growth
                                                 potential, and 40-60% in securities selected
                                                 primarily for their income potential and at least
                                                 25% of its assets in fixed-income securities.
------------------------------------------------------------------------------------------------------

Janus Aspen Series Capital Appreciation          Seeks long-term growth of capital. It pursues its
Subaccount                                       objective by investing primarily in common stocks
                                                 selected for their growth potential. The portfolio
This subaccount purchases shares of Janus Aspen  may invest in companies of any size, from larger,
Series Capital Appreciation Portfolio.           well-established companies to smaller, emerging
                                                 growth companies.
------------------------------------------------------------------------------------------------------

Janus Aspen Series Worldwide Growth              Seeks long-term growth of capital in a manner
Subaccount                                       consistent with the preservation of capital. It
                                                 pursues this objective by investing primarily in
This subaccount purchases shares of Janus Aspen  common stocks of companies of any size
Series Worldwide Growth Portfolio.               throughout the world. Normally invests in issuers
                                                 from at least five different countries, including the
                                                 United States but may at times invest in fewer than
                                                 five countries or even in a single country.
------------------------------------------------------------------------------------------------------

       Subaccount and Designated Portfolio         Investment Objective
-------------------------------------------------------------------------------------------------------------

Lord Abbett Growth and Income Subaccount               Investment Objective and Strategy: seeks long-term
                                                       growth of capital and income without excessive
This subaccount purchases shares of the Lord           fluctuations in market value. It pursues its objective
Abbett Series Fund Growth and Income Portfolio.        by investing at least 80% of its net assets in equity
                                                       securities of large, seasoned, U.S. and multinational
                                                       companies.
-------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Subaccount                   Investment Objective and Strategy: seeks capital
                                                       appreciation. It pursues its objective by investing at
This subaccount purchases shares of the Lord           least 80% of its net assets in equity securities of
Abbett Series Fund Mid-Cap Value Portfolio.            mid-sized companies, with market capitalizations of
                                                       roughly $500 million to $10 billion.
-------------------------------------------------------------------------------------------------------------

MONY Government Securities Subaccount                  Seeks to maximize income and capital appreciation
                                                       by investing in bonds, notes and other obligations
This subaccount purchases shares of the MONY           either issued or guaranteed by the U.S.
Series Fund, Inc. Government Securities Portfolio.     Government, its agencies or instrumentalities,
                                                       together having a weighted average maturity of
                                                       between 4 to 8 years.
-------------------------------------------------------------------------------------------------------------

MONY Intermediate Term Bond Subaccount                 Seeks to maximize income and capital appreciation
                                                       over the intermediate term by investing in highly
This subaccount purchases shares of the MONY           rated fixed income securities issued by a diverse
Series Fund, Inc. Intermediate Term Bond               mix of corporations, the U.S. Government and its
Portfolio.                                             agencies or instrumentalities, as well as mortgage-
                                                       backed and asset-backed securities together having
                                                       a dollar-weighted average maturity of between 4
                                                       and 8 years.
-------------------------------------------------------------------------------------------------------------

MONY Long Term Bond Subaccount                         Seeks to maximize income and capital appreciation
                                                       over the longer term by investing in highly-rated
This subaccount purchases shares of the MONY           fixed income securities issued by a diverse mix of
Series Fund, Inc. Long Term Bond Portfolio.            corporations, the U.S. Government and its agencies
                                                       or instrumentalities, as well as mortgage-backed
                                                       and asset-backed securities together having a dollar-
                                                       weighted average maturity of more than 8 years.
-------------------------------------------------------------------------------------------------------------

MONY Money Market Subaccount                           Seeks to maximize current income consistent with
                                                       preservation of capital and maintenance of liquidity
This subaccount purchases shares of the MONY           by investing primarily in high quality, short-term
Series Fund, Inc. Money Market Portfolio.              money market instruments.
-------------------------------------------------------------------------------------------------------------

         Subaccount and Designated Portfolio              Investment Objective
----------------------------------------------------------------------------------------------------------

PIMCO Global Bond Subaccount                          Seeks to maximize total return, consistent with
                                                      preservation of capital, by investing primarily in
This subaccount purchases shares of the PIMCO         Fixed Income Instruments of issuers located in at
Variable Insurance Trust Global Bond Portfolio.       least three countries (one of which may be the
                                                      United States).
----------------------------------------------------------------------------------------------------------

PIMCO Real Return Subaccount                          Seeks to maximize real return, consistent with
                                                      preservation of real capital, by investing primarily
This subaccount purchases shares of the PIMCO         in inflation-indexed bonds of varying maturities
Variable Insurance Trust Real Return Portfolio.       issued by the U.S. and non-U.S. governments, their
                                                      agencies or government-sponsored enterprises and
                                                      corporations.
----------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Real Estate Subaccount            Seeks to provide above average current income and
                                                      long-term capital appreciation by investing
This subaccount purchases shares of The Universal     primarily in equity securities of companies in the
Institutional Funds, Inc. U.S. Real Estate Portfolio. U.S. real estate industry, including real estate investment trusts ("REITs").
----------------------------------------------------------------------------------------------------------



   The investment objectives of each portfolio (except for the Janus portfolios) are fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the portfolio affected. For each of the Funds a majority means the lesser of:



      (1) 67% of the portfolio shares represented at a meeting at which more than 50% of the outstanding portfolio shares are represented, or



      (2) More than 50% of the outstanding portfolio shares.



   The investment objectives of the Janus portfolios are non-fundamental and may be changed by the Fund's Trustees without a shareholder vote.



                                   THE FUNDS



   Each available subaccount of MONY Variable Account L will invest only in the shares of the designated portfolio of the Funds. The Funds (except for the Janus Aspen Series Aggressive Growth and Capital Appreciation Portfolios) are diversified, open-end management investment companies. The Janus Aspen Series Aggressive Growth and Capital Appreciation Portfolios are non-diversified, open-end management investment companies. A nondiversified Fund may hold a larger position in a smaller number of securities than a diversified Fund. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified Fund than a diversified Fund. The Funds are registered with the SEC under the Investment Company Act of 1940. The SEC does not supervise the investments or investment policy of the Fund.



The Alger American Fund



   Fred Alger Management, Inc., is the portfolio's investment adviser. The investment adviser is responsible for managing the portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolio. The investment adviser fee for the portfolio is shown in the table below.



              Portfolio                Investment Adviser Fee
---------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio  Annual rate of 0.80% of the portfolio's average daily net assets.

Dreyfus Stock Index Fund


The Dreyfus Socially Responsible Growth Fund, Inc.



   The Dreyfus Corporation is the investment adviser of the Dreyfus Stock Index Fund and The Dreyfus Socially Responsible Growth Fund, Inc. As described below, The Dreyfus Corporation contracts with sub-investment advisers to assist in managing the portfolios as noted below. Fees are deducted on a monthly basis. The daily investment adviser fees and sub-investment adviser fees for each portfolio are shown in the table below.



Portfolio and Sub-Investment Adviser  Investment Adviser Fee          Sub-Investment Adviser Fee
----------------------------------------------------------------------------------------------------------

 Dreyfus Stock Index Fund            Annual rate of 0.245% of the              Annual rate of 0.01% of
                                     fund's average daily net assets.          the value of the fund's
 Mellon Equity Associates is the                                               average daily net assets.
 sub-investment adviser.
----------------------------------------------------------------------------------------------------------

 The Dreyfus Socially                Annual rate of 0.75% of the               Annual rate of 0.10% of
 Responsible Growth Fund, Inc.       fund's average daily net assets.          the first $32 million,
                                                                               0.15% in excess of $32
 NCM Capital Management                                                        million up to $150 million,
 Group, Inc. is the sub-investment                                             0.20% in excess of $150
 adviser.                                                                      million up to $300 million,
                                                                               0.25% in excess of $300
                                                                               million of the value of the
                                                                               fund's average daily net
                                                                               assets.



Enterprise Accumulation Trust



   Enterprise Accumulation Trust has a number of portfolios. The shares of some of the portfolios can be purchased by the subaccounts available to you. Enterprise Capital Management, Inc. ("Enterprise Capital"), a wholly owned subsidiary of MONY Life Insurance Company, is the investment adviser of Enterprise Accumulation Trust. Enterprise Capital is responsible for the overall management of the portfolios, including meeting the investment objectives and policies of the portfolios. Enterprise Capital contracts with sub-investment advisers to assist in managing the portfolios. For information about the sub-advisers for each Prospectus portfolio, see the Enterprise Accumulation Trust prospectus which accompanies this Prospectus. Enterprise Accumulation Trust pays an investment advisory fee to Enterprise Capital which in turn pays the sub-investment advisers. Fees are deducted daily and paid to Enterprise Capital on a monthly basis. The sub-investment adviser and daily investment adviser fees and sub-investment adviser fees for each portfolio are shown in the table below:



Portfolio and Sub-Investment Adviser   Investment Adviser Fee      Sub-Investment Adviser Fee
------------------------------------------------------------------------------------------------

   Balanced Portfolio                Annual rate of 0.75% of the Annual rate of 0.30% up to $100
                                     average daily net assets.   million, 0.25% of $100 million
   Montag & Caldwell, Inc. is the                                to $200 million and 0.20% in
   sub-investment adviser.                                       excess of $200 million of the
                                                                 portfolio's average daily net
                                                                 assets.
------------------------------------------------------------------------------------------------

Portfolio and Sub-Investment Adviser      Investment Adviser Fee           Sub-Investment Adviser Fee
---------------------------------------------------------------------------------------------------------

 Capital Appreciation Portfolio      Annual rate of 0.75% of the       Annual rate of 0.50% on the first
                                     portfolio's average daily net     $100 million, 0.45% for the next
 Marsico Capital Management,         assets.                           $100 million, 0.35% of $200
 LLC is the sub-investment                                             million to $300 million, and
 adviser.                                                              0.30% in excess of $300 million
                                                                       of the portfolio's average daily
                                                                       net assets.
---------------------------------------------------------------------------------------------------------

 Emerging Countries Portfolio        Annual rate of 1.25% of the       Annual rate of 0.6875% on the
                                     portfolio's average daily net     first $50 million; and 0.6250% in
 Nicholas-Applegate Capital          assets.                           excess of $50 million of the
 Management is the sub-                                                portfolio's average daily net
 investment adviser.                                                   assets.
---------------------------------------------------------------------------------------------------------

 Equity Portfolio                    Annual rate of 0.80% of the first Annual rate of 0.40% up to$1
                                     $400 million, 0.75% of the next   billion, and 0.30% in excess of
 TCW Investment Management           $400 million and 0.70% in         $1 billion of the portfolio's
 Company is the sub-investment       excess of $800 million of the     average daily net assets.
 adviser.                            portfolio's average daily net
                                     assets.
---------------------------------------------------------------------------------------------------------

 Equity Income Portfolio             Annual rate of 0.75% of the       Annual rate of 0.30% of the first
                                     portfolio's average daily net     $100 million, 0.25% of the next
 1740 Advisers, Inc. (affiliate of   assets.                           $100 million, and 0.20% in
 MONY Life Insurance Company                                           excess of $200 million of the
 of America) is the sub-                                               portfolio's average daily net
 investment adviser.                                                   assets.
---------------------------------------------------------------------------------------------------------

 Growth Portfolio                    Annual rate of 0.75% of the       Annual rate of 0.30% of the first
                                     portfolio's average daily net     $1 billion and 0.20% in excess of
 Montag & Caldwell, Inc. is the      assets.                           $1 billion of the portfolio's
 sub-investment adviser.                                               average daily net assets.
---------------------------------------------------------------------------------------------------------

 Growth and Income Portfolio         Annual rate of 0.75% of the       Annual rate of 0.30% of the first
                                     portfolio's average daily net     $100 million, 0.25% of the next
 Retirement System Investors,        assets.                           $100 million, and 0.20% in
 Inc. is the sub-investment                                            excess of $200 million of the
 adviser.                                                              portfolio's average daily net
                                                                       assets.
---------------------------------------------------------------------------------------------------------

 High Yield Bond Portfolio           Annual rate of 0.60% of the       Annual rate of 0.30% of the first
                                     portfolio's average daily net     $100 million and 0.25% in excess
 Caywood-Scholl Capital              assets.                           of $100 million of the portfolio's
 Management is the sub-                                                average daily net assets.
 investment adviser.
---------------------------------------------------------------------------------------------------------

 International Growth Portfolio      Annual rate of 0.85% of the       Annual rate of 0.40% of the first
                                     portfolio's average daily net     $100 million, 0.35% of $100
 Vontobel Asset Management, Inc.     assets.                           million to $200 million, 0.30%
 is the sub-investment adviser.                                        of $200 million to $500 million
                                                                       and 0.25% in excess of $500
                                                                       million of the portfolio's average
                                                                       daily net assets.
---------------------------------------------------------------------------------------------------------

Portfolio and Sub-Investment Adviser      Investment Adviser Fee           Sub-Investment Adviser Fee
---------------------------------------------------------------------------------------------------------

   Managed Portfolio                 Annual rate of 0.80% of the first Wellington Management
                                     $400 million, 0.75% of the next   Company's fee for the assets of
   Wellington Management             $400 million and 0.70% in         the portfolio it manages is an
   Company, LLP and Sanford C.       excess of $800 million of the     annual rate of 0.40% up to $500
   Bernstein & Co., LLC are co-      portfolio's average daily net     million, 0.35% of the next $500
   sub-investment advisers.          assets.                           million, 0.30% of the next $1
                                                                       billion, and 0.25% in excess of
                                                                       $2 billion of the portfolio's
                                                                       average daily net assets. Sanford
                                                                       C. Bernstein & Co., LLC's fee
                                                                       for the assets of the portfolio it
                                                                       manages is an annual rate of
                                                                       0.40% up to $10 million, 0.30%
                                                                       from $10 million to $50 million,
                                                                       0.20% from $50 million to $100
                                                                       million, and 0.10% in excess of
                                                                       $100 million of the portfolio's
                                                                       average daily net assets.
---------------------------------------------------------------------------------------------------------

   Mid-Cap Growth Portfolio          Annual rate of 0.75% of the       Annual rate of 0.4375% of the
                                     portfolio's average daily net     first $50 million; 0.375% of the
   Nicholas-Applegate Capital        assets.                           next $450 million; 0.3375% of
   Management is the sub-                                              the next $500 million; and
   investment adviser.                                                 0.325% in excess of $1 billion of
                                                                       the portfolio's average daily net
                                                                       assets.
---------------------------------------------------------------------------------------------------------

   Multi-Cap Growth Portfolio        Annual rate of 1.00% of the       Annual rate of 0.40% of the
                                     average daily net assets.         average daily net assets.
   Fred Alger Management Inc. is
   the sub-investment adviser.
---------------------------------------------------------------------------------------------------------

   Small Company Growth              Annual rate of 1.00% of the       Annual rate of 0.65% of the first
   Portfolio                         portfolio's average daily net     $50 million, 0.55% of the next
                                     assets.                           $50 million and 0.45% in excess
   William D. Witter, Inc. is the                                      of $100 million of the portfolio's
   sub-investment adviser.                                             average daily net assets.
---------------------------------------------------------------------------------------------------------

   Small Company Value               Annual rate of 0.80% of the first Annual rate of 0.40% of the first
   Portfolio                         $400 million, 0.75% of the next   $1 billion and 0.30% in excess of
                                     $400 million and 0.70% in         $1 billion of the portfolio's
   Gabelli Asset Management          excess of $800 million of the     average daily net assets.
   Company is the sub-investment     portfolio's average daily net
   adviser.                          assets.
---------------------------------------------------------------------------------------------------------

   Total Return Portfolio            Annual rate of 0.55% of the       Annual rate of 0.25% of the
                                     portfolio's average daily net     portfolio's average daily net
   Pacific Investment                assets.                           assets.
   Management Company, LLP is
   the sub-investment adviser.
---------------------------------------------------------------------------------------------------------

Portfolio and Sub-Investment Adviser    Investment Adviser Fee       Sub-Investment Adviser Fee
--------------------------------------------------------------------------------------------------

     Worldwide Growth Portfolio      Annual rate of 1.00% of the   Annual rate of 0.5375% of the
                                     portfolio's average daily net first $50 million; 0.50% of the
     Nicholas-Applegate Capital      assets.                       next $450 million; 0.45% of the
     Management is the sub-                                        next $500 million; and 0.425%
     investment adviser.                                           in excess of $1 billion of the
                                                                   portfolio's average daily net
                                                                   assets.
--------------------------------------------------------------------------------------------------



Fidelity Variable Insurance Products -- Growth Portfolio


Fidelity Variable Insurance Products -- Contrafund(R) Portfolio


Fidelity Variable Insurance Products -- Growth Opportunities Portfolio



   Fidelity Management & Research ("FMR") is each fund's investment manager. As the manager, FMR is responsible for choosing investments for the funds and handling the funds' business affairs. Affiliates assist FMR with foreign investments. The daily investment adviser fee for each portfolio is shown in the table below.



     Portfolio and Sub-Investment Advisers       Investment Adviser Fee
--------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products --              The fee is calculated by adding a group fee rate to
Growth Portfolio                                     an individual fee rate, dividing by twelve, and
                                                     multiplying the result by the Fund's average net
                                                     assets throughout the month. The group fee rate is
                                                     based on the average net assets of all the mutual
                                                     funds advised by FMR. This group rate cannot rise
                                                     above 0.52% for this Fund, and it drops as total
                                                     assets under management increase. The individual
                                                     fee rate for this Fund is 0.30% of the Fund's
                                                     average net assets.
--------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products --              The fee is calculated by adding a group fee rate to
Contrafund(R) Portfolio                              an individual fee rate, dividing by twelve, and
                                                     multiplying the result by the Fund's average net
Fidelity Management & Research (U.K.) Inc. and       assets throughout the month. The group fee rate is
Fidelity Management & Research Far East Inc. are     based on the average net assets of all the mutual
the sub-investment advisers.                         funds advised by FMR. This group rate cannot rise
                                                     above 0.52% for this Fund, and it drops as total
                                                     assets under management increase. The individual
                                                     fee rate for this Fund is 0.30% of the Fund's
                                                     average net assets.
--------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products --              The fee is calculated by adding a group fee rate to
Growth Opportunities Portfolio                       an individual fee rate, dividing by twelve, and
                                                     multiplying the result by the Fund's average net
Fidelity Management & Research (U.K.) Inc. and       assets throughout the month. The group fee rate is
Fidelity Management & Research Far East Inc. are     based on the average net assets of all the mutual
the sub-investment advisers.                         funds advised by FMR. This group rate cannot rise
                                                     above 0.52% for this Fund, and it drops as total
                                                     assets under management increase. The individual
                                                     fee rate for this Fund is 0.30% of the Fund's
                                                     average net assets.

Janus Aspen Series



   Janus Aspen Series has several portfolios. The shares of the portfolios listed in the table below can be purchased by the subaccounts available to you. Janus Capital is the investment adviser to each of the portfolios and is responsible for the day-to-day management of the investment portfolios and other business affairs of the portfolios. The daily investment adviser fee for each portfolio is shown in the table below.



                  Portfolio                    Investment Adviser Fee
-----------------------------------------------------------------------------------------------

Janus Aspen Series Aggressive Growth Portfolio  Annual rate of 0.65% of the portfolio's average daily net assets.
-----------------------------------------------------------------------------------------------

Janus Aspen Series Balanced Portfolio           Annual rate of 0.65% of the portfolio's average
                                                daily net assets.
-----------------------------------------------------------------------------------------------

Janus Aspen Series Capital Appreciation         Annual rate of 0.65% of the portfolio's average
Portfolio                                       daily net assets.
-----------------------------------------------------------------------------------------------

Janus Aspen Series Worldwide Growth Portfolio   Annual rate of 0.65% of the portfolio's average
                                                daily net assets.



Lord Abbett Series Fund



   Lord Abbett Series Fund has several portfolios. The shares of the portfolios listed in the table below can be purchased by the subaccounts available to you. Lord, Abbett & Co. is the investment adviser to each of the portfolios and manages the investments of each of the portfolios. The investment adviser fee is shown in the table below.



           Portfolio          Investment Adviser Fee
  ----------------------------------------------------------------------------

  Growth and Income Portfolio  Annual rate of 0.50% of the portfolio's average daily net assets.
  ----------------------------------------------------------------------------

  Mid-Cap Value Portfolio      Annual rate of 0.75% of the portfolio's average
                               daily net assets.



MONY Series Fund, Inc.



   MONY Series Fund, Inc. has a number of portfolios, the shares of some of which can be purchased by a subaccount available to you. Each of the portfolios has different investment objectives and policies. MONY Life Insurance Company of America, a wholly-owned subsidiary of the Company ("MONY America") is a registered investment adviser under the Investment Advisers Act of 1940. MONY America serves as investment adviser to MONY Series Fund, Inc. MONY America, as investment adviser, currently pays the compensation of the Fund's directors, officers, and employees who are affiliated in some way with the Company. MONY Series Fund, Inc. pays for all other expenses including, for example, the calculation of the net asset value of the portfolios. To carry out its duties as an investment adviser, MONY America has entered into a Services Agreement with the Company to provide personnel, equipment, facilities and other services. As the investment adviser to MONY Series Fund, Inc., MONY America receives a daily investment adviser fee for each portfolio (see chart below). Fees are deducted daily and paid to MONY America monthly.

   The following table describes the portfolios available and the investment adviser fees:



           Portfolio             Investment Adviser Fee
-----------------------------------------------------------------------------------------

Government Securities Portfolio       Annual rate of 0.50% of the first $400 million,
                                      0.35% of the next $400 million, and 0.30% in
                                      excess of $800 million of the portfolio's
                                      aggregate average daily net assets.
-----------------------------------------------------------------------------------------

Intermediate Term Bond Portfolio      Annual rate of 0.50% of the first $400 million,
                                      0.35% of the next $400 million, and 0.30% in
                                      excess of $800 million of the portfolio's
                                      aggregate average daily net assets.
-----------------------------------------------------------------------------------------

Long Term Bond Portfolio              Annual rate of 0.50% of the first $400 million,
                                      0.35% of the next $400 million, and 0.30% in
                                      excess of $800 million of the portfolio's
                                      aggregate average daily net assets.
-----------------------------------------------------------------------------------------

Money Market Portfolio                Annual rate of 0.40% of the first $400 million,
                                      0.35% of the next $400 million, and 0.30% of
                                      assets in excess of $800 million of the portfolio's
                                      aggregate average daily net assets.



PIMCO Variable Insurance Trust



   PIMCO Variable Insurance Trust has a number of portfolios. The shares of some of the portfolios can be purchased by the subaccounts available to you. Pacific Investment Management Company LLC is the investment adviser for the portfolios and is responsible for managing the investment activities of the portfolios and the portfolios' business affairs and other administrative matters. The investment adviser fee for each portfolio is shown in the table below.



           Portfolio       Investment Adviser Fee
     ----------------------------------------------------------------------

     Global Bond Portfolio  Annual rate of 0.25% of the portfolio's average daily net assets.
     ----------------------------------------------------------------------

     Real Return Portfolio  Annual rate of 0.25% of the portfolio's average daily net assets.



The Universal Institutional Funds, Inc.



   Morgan Stanley Investment Management Inc., which does business in certain instances using the name "Van Kampen," is the investment adviser to the portfolio and manages the investments of the portfolio. The investment adviser fee is shown in the table below.



        Portfolio          Investment Adviser Fee
-------------------------------------------------------------------------------------

U.S. Real Estate Portfolio         Annual rate of 0.80% of the first $500 million;
                                   0.75% from $500 million to $1 billion; and 0.70%
                                   in excess of $1 billion of the portfolio's average
                                   daily net assets.

   Each Owner should periodically review their allocation of purchase payments and Fund Values among the subaccounts and the guaranteed interest account in light of their current objectives, the current market conditions, and the risks of investing in each of the Funds' various portfolios. A full description of the objectives, policies, restrictions, risks and expenses for each of the Funds' portfolios can be found in the accompanying prospectus for each of the Funds. The prospectus for each of the Funds should be read together with this prospectus.

Purchase of Portfolio Shares by MONY Variable Account L

   The Company purchases shares of each portfolio for the corresponding sub-account at net asset value, i.e. without a sales load. Generally, all dividends and capital gains distributions received from a portfolio are automatically reinvested in the portfolio at net asset value. The Company, on behalf of MONY Variable Account L, may elect not to reinvest dividends and capital gains distributions. The Company redeems Fund shares at net asset value to make payments under the Policies.

   Fund shares are offered only to insurance company separate accounts. The insurance companies may or may not be affiliated with the Company or with each other. This is called "shared funding." Shares may also be sold to separate accounts to serve as the underlying investments for variable life insurance policies, variable annuity policies and qualified plans. This is called "mixed funding." Currently, the Company does not foresee any disadvantages to policy owners due to mixed or shared funding. However, differences in tax treatment or other considerations may at some time create conflict of interests between owners of various contracts. The Company and the Boards of Directors of the Funds, and any other insurance companies that participate in the Funds are required to monitor events to identify material conflicts. If there is a conflict because of mixed or shared funding, the Company might be required to withdraw the investment of one or more of its separate accounts from the Funds. This might force the Funds to sell securities at disadvantageous prices.


   The investment objectives of each of the portfolios is substantially similar to the investment objectives of the subaccount which purchases shares of that portfolio. No portfolio can assure you that its objective will be achieved. You will find more detailed information in the prospectus of each Fund that you received with this prospectus. The Funds' prospectuses include information on the risks of each portfolio's investments and investment techniques.


        The Funds' Prospectuses Accompany This Prospectus And Should Be
                        Read Carefully Before Investing

                     DETAILED INFORMATION ABOUT THE POLICY

   The Fund Value in MONY Variable Account L and the Guaranteed Interest Account provide many of the benefits of your policy. The information in this section describes the benefits, features, charges, and other major provisions of the policies and the extent to which those benefits depend upon the Fund Value.

Application for a Policy

   The policy design meets the needs of individuals as well as for corporations who provide coverage and benefits for key employees. A purchaser must complete an application and personally deliver it to a licensed agent of the Company, who is also a registered representative of MONY Securities Corporation ("MSC"). The licensed agent submits the application to the Company. The policy may also be sold through other broker-dealers authorized under the law and by MSC. A policy can be issued on the life of an insured for ages up to and including 85 with evidence of insurability that satisfies the Company. If a qualified plan will own the policy, the insured cannot be more than 70 years old. The age of the insured is the age on his or her last birthday prior to the date of the policy. The Company accepts the application subject to its underwriting rules, and may request additional information or reject an application.

   The minimum Specified Amount you may apply for is $50,000. However, the Company reserves the right to revise its rules at any time to require a different minimum Specified Amount at issue for subsequently issued policies.

   Each policy is issued with a policy date. The policy date is used to determine the policy months and years, and policy monthly, quarterly, semi-annual and annual anniversaries. The policy date is stated on page 1 of the policy. The policy date will normally be the later of (1) the date that delivery of the policy is authorized by the Company ("Policy Release Date"), or
(2) the policy date requested in the application. No premiums may be paid with the application except under the temporary insurance procedures defined below.

  Temporary Insurance Coverage


   If you want insurance coverage before the Policy Release Date, and are more than 15 days old and not more than 70 years old, you may be eligible for a temporary insurance agreement. You must complete an application for the policy and give it to the Company's licensed agent. The application contains a number of questions about your health. Your eligibility for temporary coverage will depend upon your answers to those questions. In addition, you must complete and sign the Temporary Insurance Agreement Form. You must also submit payment for at least one Minimum Monthly Premium for the Policy as applied for. Your coverage under the Temporary Insurance Agreement starts on the date you sign the form and pay the premium amount, or if later, the requested policy date. See "Premium Flexibility".


   Coverage under the Temporary Insurance Agreement ends on the earliest of:

  .  the Policy Release Date, if the policy is issued as applied for;

  . the 15th day after the Policy Release Date or the date the policy takes effect, if the policy is issued other than as applied for,

  . no later than 90 days from the date the Temporary Insurance Agreement is signed;

  . the 45th day after the form is signed if you have not finished the last required medical exam;

  . 5 days after the Company sends notice to you that it declines to issue any policy; and

  .  the date you tell the Company that the policy will be refused:

   If the insured dies during the period of temporary coverage, the death benefit will be:

      (1) the insurance coverage applied for (including any optional riders) up to $500,000, less

      (2) the deductions from premium and the monthly deduction due prior to the date of death.

   Premiums paid for temporary insurance coverage are held in the Company's general account until the Policy Release Date. Except as provided below, interest is credited on the premiums (less any deductions from premiums) held in the Company's general account. The interest rate will be set by the Company, but will not be less than 4.5% per year. If the policy is issued and accepted, these amounts will be applied to the policy. These premiums will be returned to you (without interest) within 5 days after the earliest of:

      (1) the date you tell the Company that the policy will be refused. Your refusal must be (a) at or before the Policy Release Date, or (b) (if the policy is authorized for delivery other than as applied for), on or before the 15th day after the Policy Release Date; or

      (2) the date on which coverage under the Temporary Insurance Agreement ends other than because the applicant has died or the policy applied for is issued or refused; or

      (3) the date the Company sends notice to you declining to issue any policy.

  Initial Premium Payment


   Once your application is approved and you are issued a policy, the balance of the first scheduled premium payment is payable. The scheduled premium payments specified in your policy must be paid in full when your policy is delivered. Your policy is effective the later of (1) acceptance and payment of the scheduled premium payment, or (2) the policy date requested in the application. Any premium balance remitted by you earns interest until the Right to Return Policy Period has ended. The policy premium credited with interest equals amounts in the general account under the Temporary Insurance Agreement, plus interest credited minus deductions from premiums. The monthly deduction due prior to or on the Policy Release Date will be made. If you request a policy date which is later than the Policy Release Date, your premium will be held in the general account until the policy date. Premium held in the Company's general account earns an interest rate set by the Company, but will not be less than 4.5% per year. When the Right to Return Policy Period ends, the premium, plus any interest credited by the Company, is allocated to the subaccounts of MONY Variable Account L or the Guaranteed Interest Account pursuant to your instructions. (See "Right to Examine a Policy -- Right to Return Policy Period".)


  Policy Date

   The Company may approve the backdating of a policy. The policy may be backdated for not more than 6 months (a shorter period is required in certain states) prior to the date of the application. Backdating can be to your advantage if it lowers the insured's issue age and results in lower cost of insurance rates. If the policy is backdated, the initial scheduled premium payment will include sufficient premium to cover the extra charges for the backdating period. Extra charges equal the monthly deductions for the period that the policy date is backdated.

  Risk Classification

   Insureds are assigned to underwriting (risk) classes. Risk classes are used in calculating the cost of insurance and certain rider charges. In assigning insureds to underwriting classes, the Company will normally use the medical or paramedical underwriting method. This method may require a medical examination of the proposed insured. The Company may use other forms of underwriting when it is considered appropriate.

Right to Examine a Policy -- Right to Return Policy Period

   The Right to Return Policy Period runs for the later of (a) 10 days (or longer in certain states) after you receive the policy; (b) 45 days after the application is signed; or (c) 10 days after we mail or deliver a notice of withdrawal right. During this period, you may cancel the policy and receive a refund of the full amount of the premium paid.

Premiums

   The policy is a flexible premium policy. The policy provides considerable flexibility, subject to the limitations described below, to pay premiums at your discretion.

  Premium Flexibility

   The Company requires you to pay an amount equal to at least the Minimum Monthly Premium to put the policy in effect. If you want to pay premiums less often than monthly, the premium required to put the policy in effect is equal to the Minimum Monthly Premium multiplied by 12 divided by the frequency of the scheduled premium payments. This Minimum Monthly Premium will be based upon:

      1) the policy's Specified Amount,

      2) any riders added to the policy, and

      3) the insured's


          a) age,


          b) smoking status,


          c) gender (unless unisex cost of insurance rates apply, see "Cost of Insurance"), and


          d) underwriting class.

   The Minimum Monthly Premium will be shown in the policy. Thereafter, subject to the limitations described below, you may choose the amount and frequency of premium payments to reflect your varying financial conditions.


   The policy is guaranteed not to lapse during the first three policy years if on each monthly anniversary the conditions previously described in "Summary of the Policy" are met. See also "Grace Period and Lapse".


  Scheduled Premium Payments

   When you apply for a policy, you determine a scheduled premium payment. This scheduled premium payment provides for the payment of level premiums at fixed intervals over a specified period of time. You will receive a premium reminder notice for the scheduled premium payment amount on an annual, semiannual or quarterly basis, at your option. The minimum scheduled premium payment equals the Minimum Monthly Premium multiplied by 12 divided by the scheduled premium payment frequency. Although reminder notices will be sent, you may not be required to pay scheduled premium payments.

   You must specify the subaccounts and/or Guaranteed Interest Account and the percentage of scheduled premium payments to be allocated to those subaccounts and/or Guaranteed Interest Account. If we do not receive a valid set of allocation instructions from you, scheduled premiums will be allocated to the Money Market Subaccount.

   You may elect to make monthly premium payments by electronic funds transfer. Based on your policy date, up to two Minimum Monthly Premiums may be required to be paid in cash before premiums may be paid by electronic funds transfer to the Company. Paying premiums by electronic funds transfer requires you to authorize the Company to withdraw premiums from your checking account each month.

   Payment of the scheduled premium payments will not guarantee that your policy will remain in effect. (See "Grace Period and Lapse".)

  Modified Endowment Contracts

   The amount, frequency and period of time over which you pay premiums may affect whether your policy will be classified as a modified endowment contract. A modified endowment contract is a type of life insurance policy subject to different tax treatment than that given to a conventional life insurance policy. The difference in tax treatment occurs when you take certain pre-death distributions from your policy. See "Federal Income Tax Considerations -- Modified Endowment Contracts".


  Unscheduled Premium Payments


   Generally, you may make premium payments at any time and in any amount. However, if the premium payment you wish to make exceeds the Scheduled Premium payments for the policy, the Company may reject or limit any unscheduled premium payment that would result in an immediate increase in the death benefit payable. An immediate increase would occur if the policy's death benefit exceeds the Specified Amount for the policy. The policy's death benefit would exceed the Specified Amount of the policy if your Fund Value multiplied by the death benefit percentage determined in accordance with the federal income tax law definition of life insurance exceeds the Specified Amount. See "Death Benefits Under the Policy" and "Federal Income Tax Considerations -- Definition of Life Insurance". However, such a premium may be accepted if you provide us with satisfactory evidence of insurability. If satisfactory evidence of insurability is not received, the payment or a part of it may be returned. In addition, all or a part of a premium payment will be rejected and returned to you if it would exceed the maximum premium limitations prescribed by the federal income tax law definition of life insurance.


   Payments you send to us will be treated as premium payments, and not as repayment of Outstanding Debt, unless you request otherwise. If you request that the payment be treated as a repayment of Outstanding Debt, any part of a payment that exceeds the amount of Outstanding Debt will be applied to the Fund Value. Applicable taxes and sales charges are only deducted from any payment that constitutes a premium payment.

  Premium Payments Affect the Continuation of the Policy


   If you skip or stop paying premiums, the policy will continue in effect until the Cash Value can no longer cover (1) the monthly deductions from the Fund Value for the policy, and (2) the charges for any optional insurance benefits added by rider. See "Grace Period and Lapse."


   Your policy is guaranteed to remain in effect as long as:

      (a) the Cash Value is greater than zero; or

      (b) during the first three policy years, the Minimum Monthly Premium requirements are satisfied, and if you increase the Specified Amount during the first three policy years, the increased Minimum Monthly Premium requirements are satisfied for the remainder of the first three policy years.

   Generally, your policy remains in effect so long as your policy has Cash Value. Charges that maintain your policy are deducted monthly from Fund Value. The Cash Value of your policy is affected by,

      (1) the investment experience of any amounts in the subaccounts of MONY Variable Account L,

      (2) the interest earned in the Guaranteed Interest Account, and

      (3) the deduction from Cash Value of the various charges, costs, and expenses imposed by the policy provisions.


   This in turn affects the length of time your policy remains in effect without the payment of additional premiums. Therefore, coverage will last as long as the Cash Value of your policy is sufficient to pay these charges. See "Grace Period and Lapse".


Allocation of Net Premiums

   Net premiums may be allocated to any of the available subaccounts and to the Guaranteed Interest Account. Allocations must be in whole percentages, and no allocation may be for less than 5% of a net premium. Allocation percentages must sum to 100%.

   You may change the allocation of net premiums at any time by submitting a proper written request to the Company's home office at 1740 Broadway, New York, New York, 10019. In addition, you may make changes in net premium allocation instructions by telephone if a properly completed and signed telephone transfer authorization form has been received by us at our Syracuse Operations Center at 1 MONY Plaza, Syracuse, New York, 13221. The Company may stop making available the ability to give net premium allocation instructions by telephone at any time, but it will give you notice before doing so if we have received your telephone transfer authorization form. See "Telephone Transfer Privileges". Whether you give us instructions in writing or by telephone, the revised allocation percentages will be effective on the day we receive the notification.


   Unscheduled premium payments may be allocated either by percentage or by dollar amount. If the allocation is expressed in dollar amounts, the 5% limit on allocation percentages does not apply.

Death Benefits under the Policy

   When your policy is issued, the initial amount of insurance ("Specified Amount") is shown on the specification page of your policy. The minimum Specified Amount is $50,000.

   As long as the policy is in effect, the Company will, upon proof of death of an insured, pay death benefit proceeds to a named beneficiary. Death benefit proceeds will consist of:

      (1) The policy's death benefit, plus

      (2) Any insurance proceeds provided by rider, less

      (3) Any Outstanding Debt, (and, if in the Grace Period, less any overdue charges).

   You may select one of two death benefit Options: Option 1 or Option 2. Generally, you designate the death benefit option in your application. If no option is designated, the Company assumes Option 2 has been selected. Subject to certain restrictions, you can change the death benefit option selected. As long as your policy is in effect, the death benefit under either option will never be less than the Specified Amount of your policy.

   Option 1 -- The death benefit equals the greater of:

      (a) The Specified Amount, or

      (b) Fund Value multiplied by a death benefit percentage.


      The death benefit percentages vary according to the age of the insured and will be at least equal to the percentage defined in the Internal Revenue Code. The Internal Revenue Code addresses the definition of a life insurance policy for tax purposes. See "Federal Income Tax Considerations -- Definition of Life Insurance". The death benefit percentage is 250% for insureds 40 or under, and it declines for older insureds. A table showing the death benefit percentages is in Appendix A to this prospectus and in your policy. If you seek to have favorable investment performance reflected in increasing Fund Value, and not in increasing insurance coverage, you should choose Option 1.


   Option 2 -- The death benefit equals the greater of:

      (a) The Specified Amount of the policy, plus the Fund Value, or

      (b) The Fund Value multiplied by a death benefit percentage.

      The Fund Value used in these calculations is determined as of the date of the insured's death. The death benefit percentage is the same as that used for Option 1 and is stated in Appendix A. The death benefit in Option 2 will always vary as Fund Value varies. If you seek to have favorable investment performance reflected in increased insurance coverage, you should choose Option 2.

  Examples of Options 1 and 2

   The following examples demonstrate the determination of death benefits under Options 1 and 2. The examples show three policies with the same Specified Amount, but Fund Values that vary as shown. It is assumed that the insured is age 40 at the time of death and that there is no Outstanding Debt. The date of death is also assumed to be on a monthly anniversary day.

                             Policy 1  Policy 2  Policy 3
                             --------  --------  --------
Specified Amount............ $100,000  $100,000  $100,000
Fund Value on Date of Death. $ 35,000  $ 60,000  $ 85,000
Death Benefit Percentage....      250%      250%      250%
Death Benefit under Option 1 $100,000  $150,000  $212,500
Death Benefit under Option 2 $135,000  $160,000  $212,500

Option 1, Policy 1:       The death benefit equals $100,000 since the death benefit is the greater of the
                          Specified Amount ($100,000) or the Fund Value multiplied by the death benefit percentage ($35,000 x 250% = $87,500).
Option 1, Policies 2 & 3: The death benefit is equal to the Fund Value multiplied by the death benefit percentage since ($60,000 x 250% = $150,000 for Policy 2; $85,000 x 250% =
                          $212,500 for Policy 3) is greater than the Specified Amount ($100,000).
Option 2, Policy 1:       The death benefit equals $135,000 since the Specified Amount plus the Fund Value
                          ($100,000 + $35,000 = $135,000) is greater than the Fund Value multiplied by the death benefit percentage ($35,000 x 250% = $87,500).
Option 2, Policy 2:       The death benefit equals the Specified Amount plus the Fund Value ($100,000 +
                          $60,000 = $160,000) since it is greater than the Fund Value multiplied by the death benefit percentage ($60,000 X 250% = $150,000).
Option 2, Policy 3:       The death benefit is the Fund Value multiplied by the death benefit percentage
                          ($85,000 X 250% = $212,500) since it is greater than the Specified Amount plus the
                          Fund Value ($100,000 + $85,000 = $185,000).

The Company pays death benefit proceeds to a beneficiary in a lump sum or under a payment plan offered under the policy. The policy should be consulted for details.

  Changes in Death Benefit Option

   You may request that the death benefit option under your policy be changed from Option 1 to Option 2, or Option 2 to Option 1. You may make a change by sending a written request to the Company's administrative office. A change from Option 2 to Option 1 is made without providing evidence of insurability. A change from Option 1 to Option 2 will require that you provide satisfactory evidence of insurability. The effective date of a change requested between monthly anniversaries will be the next monthly anniversary day after the change is accepted by the Company.

   If you change from Option 1 to Option 2 your policy's Specified Amount is reduced by the amount of the policy's Fund Value at the date of the change. This maintains the death benefit payable under Option 2 at the amount that would have been payable under Option 1 immediately prior to the change. The total death benefit will not change immediately. The change to Option 2 will affect the determination of the death benefit from that point on. As of the date of the change, the Fund Value will be added to the new specified Amount. The death benefit will then vary with the Fund Value. This change will not be permitted if it would result in a new Specified Amount of less than $100,000.

   If you change from Option 2 to Option 1, the Specified Amount of the policy will be increased by the amount of the policy's Fund Value at the date of the change. This maintains the death benefit payable under Option 1 at the amount that would have been payable under Option 2 immediately prior to the change. The total death benefit will not change immediately. The change to Option 1 will affect the determination of the death benefit from that point on. The death benefit will equal the Specified Amount (or if higher, the Fund Value multiplied by the death benefit percentage). The change to Option 1 will generally reduce the death benefit payable in the future.


   A change in the death benefit option may affect the monthly cost of insurance charge since this charge varies with the net amount at risk. Generally, the net amount at risk is the amount by which the death benefit exceeds Fund Value. See "Cost of Insurance". If the policy's death benefit is not based on the death benefit percentage under Option 1 or 2, changing from Option 2 to Option 1 will generally decrease the net amount at risk. Therefore, this change may decrease the cost of insurance charges. Changing from Option 1 to Option 2 will generally result in a net amount at risk that remains level. However, such a change will result in an increase in the cost of insurance charges over time. This results because the cost of insurance rates increase with the insured's age.


Changes in Specified Amount

   You may request an increase or decrease in the Specified Amount under your policy subject to Company approval. A change in the Specified Amount may be made at any time after the policy is issued. Increases in Specified Amount are not permitted on or after the insured's age 85. Increasing the Specified Amount will generally increase the policy's death benefit. Decreasing the Specified Amount will generally decrease the policy's death benefit. The amount of change in the death benefit depends on (1) the death benefit option chosen, and (2) whether the death benefit under the policy is being computed using the death benefit percentage at the time of the change. Changing the Specified Amount could affect the subsequent level of policy values. For example, an increase in Specified Amount may increase the net amount at risk, which will increase your cost of insurance charges over time. Conversely, a decrease in Specified Amount may decrease the net amount at risk, which may decrease your cost of insurance over time.

   To increase or decrease the Specified Amount, send a written application to the Company's administrative office. It will become effective on the monthly anniversary day on or next following the Company's acceptance of your request. If you are not the insured, the Company may also require the consent of the insured before accepting a request.

  Increases

   An increase of Specified Amount requires that additional, satisfactory evidence of insurability be provided to the Company.


   When you request an increase in Specified Amount, a new "coverage segment" is created for which cost of insurance and other charges are computed separately. See "Charges and Deductions". In addition, the surrender charge associated with your policy will increase. The surrender charge for the increase is computed in a similar way as for the original Specified Amount. The Minimum Monthly Premium will also be adjusted. The adjustment will be done prospectively to reflect the increase. If the Specified Amount is increased when a premium payment is received, the increase will be processed before the premium payment is processed.


   If an increase creates a new coverage segment of Specified Amount, Fund Value after the increase will be allocated, (1) first to the original coverage segment, and (2) second to each coverage segment in order of the increases.

  Decreases

   Any decrease in Specified Amount (whether requested by you or resulting from a partial surrender or a death benefit option change) will be applied:

      (1) To reduce the coverage segments of Specified Amount associated with the most recent increases, then

      (2) To the next most recent increases successively, and last

      (3) To the original Specified Amount.

   A decrease will not be permitted if the Specified Amount would fall below $100,000. Any decrease in the Term Life Term Insurance Rider will be applied to reduce the coverage segments of the Rider in the order of the most recent increases successively and finally to the original Rider.

   The Minimum Monthly Premium will not be adjusted for the decrease in the Specified Amount. If the Specified Amount is decreased when a premium payment is received, the decrease will be processed before the premium payment is processed. Rider coverages may also be affected by a decrease in Specified Amount.

   The Company reserves the right to reject a requested decrease. Decreases will not be permitted if:

      (1) Compliance with the guideline premium limitations under federal tax law resulting from the decrease would result in immediate termination of your policy, or

      (2) To effect the decrease, payments to you would have to be made from Fund Value for compliance with the guideline premium limitations, and the amount of the payments would exceed the Cash Value of your policy.

   If a requested change is not approved, we will send you a written notice of our decision.

Other Optional Insurance Benefits


   Subject to certain requirements, you may elect to add one or more of the optional insurance benefits described below. Optional insurance benefits are added when you apply for your policy. These other optional benefits are added to your policy by an addendum called a rider. A charge is deducted monthly from the Fund Value for each optional benefit added to your policy. See "Charges and Deductions". You can cancel these benefits at any time. Certain restrictions may apply and are described in the applicable rider. In addition, adding or canceling these benefits may have an effect on your policy's status as a modified endowment contract. See "Federal Income Tax Considerations -- Modified Endowment Contracts". An insurance agent authorized to sell the policy can describe these extra benefits further. Samples of the provisions are available from the Company upon written request.


   From time to time we may make available riders other than those listed below. Contact an insurance agent authorized to sell the policy for a complete list of the riders available.

  Spouse's Term Rider

   This rider provides for term insurance benefits on the life of the insured's spouse, to the spouse's age 80. The minimum amount of coverage is $25,000. The rider coverage may be converted without evidence of insurability to any level premium, level face amount permanent plan of insurance offered by the Company at any time prior to the spouse's age 65 or 5 years from the issue of the rider, if later.

  Children's Term Insurance Rider

   This rider provides term insurance coverage on the lives of the children of the insured under age 18. The coverage continues to the policy anniversary after the child's 22nd birthday. It provides coverage for children upon birth or legal adoption without presenting evidence of insurability, if the rider is applied for and issued at the same time as the policy is applied for and issued. If applied for after the policy is issued, different requirements may be imposed. Coverage is limited to the lesser of 1/5th of the initial Specified Amount or $10,000. Upon the expiration of the rider coverage, it may be converted to any level premium, level face amount permanent plan of insurance then offered by the Company, for up to five times the rider coverage amount.

  Purchase Option Rider

   This Rider provides the option to purchase up to $100,000 of additional coverage without providing additional evidence that the insured remains insurable. Coverage may be added on each policy anniversary when the insured's age is 25, 28, 31, 34, 37, 40, 43, 46 and 49. In addition, the future right to purchase new insurance on the next option date may be advanced and exercised immediately upon the following events:

  .  Marriage of the insured.

  .  Birth of a child of the insured.

  .  Legal adoption of a child by insured.

   A period of term insurance is automatically provided starting on the date of the specified event. The interim term insurance, and the option to accelerate the purchase of the coverage expires 60 days after the specified event.

  Waiver of Monthly Deduction Rider

   This rider provides for the waiver of certain charges while the insured has a covered disability and the policy is in effect. While the insured is disabled, no deductions are made for (1) monthly administrative charges, (2) per $1,000 Specified Amount charges, (3) cost of insurance charges, and rider charges. During this period the charges are waived and therefore not deducted from the Fund Value. The cumulative Minimum Monthly Premium requirement does not change during the covered disability. It remains fixed at the level at the beginning of the disability.

  Term Life Term Insurance Rider

   This rider provides additional death benefits on the life of the insured until the insured reaches age 80. The minimum amount of coverage is $25,000. You may convert the rider coverage without evidence of insurability to any level premium, level face amount permanent policy of insurance offered by the Company. The conversion must occur prior to the insured's age 65 or 5 years from the issue of the rider, whichever is later.

Benefits at Maturity


   The maturity date for this policy is the policy anniversary on which the insured is age 100. If the insured is living on the maturity date, the Company will pay to you, as an endowment benefit, the Cash Value of the policy. Ordinarily, the Company pays within seven days of the policy anniversary. Payments may be postponed in certain circumstances. See "Payments". Premiums will not be accepted, nor will monthly deductions be made, after the maturity date.


Policy Values

  Fund Value

   The Fund Value is the sum of the amounts under the policy held in each subaccount of MONY Variable Account L and any Guaranteed Interest Account. It also includes the amount set aside in the Company's Loan Account, and any interest, to secure Outstanding Debt.


   On each Business Day, the part of the Fund Value allocated to any particular subaccount is adjusted to reflect the investment experience of that subaccount. On each monthly anniversary day, the Fund Value also is adjusted to reflect interest on the Guaranteed Interest Account and the Loan Account and the assessment of the monthly deduction. See "Determination of Fund Value". No minimum amount of Fund Value allocated to a particular subaccount is guaranteed. You bear the risk for the investment experience of Fund Value allocated to the subaccounts.

  Cash Value

   The Cash Value of the policy equals the Fund Value less any surrender charge less any Outstanding Debt. Thus, the Fund Value exceeds your policy's Cash Value by the amount of the surrender charge and any Outstanding Debt. Once the surrender charge expires, the Cash Value equals the Fund Value less any Outstanding Debt.

Determination of Fund Value

   Although the death benefit under a policy can never be less than the policy's Specified Amount, the Fund Value will vary. The Fund Value varies depending on several factors:

  .  Payment of premiums.

  .  Amount held in the Loan Account to secure any Outstanding Debt.

  .  Partial surrenders.

  .  The charges assessed in connection with the policy.

  .  Investment experience of the subaccounts.

  .  Amounts credited to the Guaranteed Interest Account.

There is no guaranteed minimum Fund Value (except to the extent that you have allocated net premium payments and cash values to the Guaranteed Interest Account) and you bear the entire risk relating to the investment performance of Fund Value allocated to the subaccounts.

   The Company uses amounts allocated to the subaccounts to purchase shares of the corresponding portfolios of the Funds. The values of the subaccounts reflect the investment experience of the corresponding portfolio. The investment experience reflects:

  .  The investment income.

  .  Realized and unrealized capital gains and losses.

  .  Expenses of a portfolio including the investment adviser fees.

  .  Any dividends or distributions declared by a portfolio.

Any dividends or distributions from any portfolio of the Funds are reinvested automatically in shares of the same portfolio. However, the Company, on behalf of MONY Variable Account L, may elect otherwise. The subaccount value will also reflect the mortality and expense risk charges the Company makes each day to the Variable Account.


   Amounts allocated to the subaccounts are measured in terms of units. Units are a measure of value used for bookkeeping purposes. The value of amounts invested in each subaccount is represented by the value of units credited to the policy for that subaccount. (See "Calculating Unit Values for Each Subaccount".) On any day, the amount in a subaccount of MONY Variable Account L is equal to the unit value times the number of units in that subaccount credited to the policy. The units of each subaccount will have different unit values.


   Units of a subaccount are purchased (credited) whenever premiums or amounts transferred (including transfers from the Loan Account) are allocated to that subaccount. Units are redeemed (debited) to:

  .  Make partial surrenders.

  .  Make full surrenders.

  .  Transfer amounts from a subaccount (including transfers to the Loan
     Account).

  .  Pay the death benefit when the insured dies.

  .  Pay monthly deductions from the policy's Fund Value.

  .  Pay policy transaction charges.

  .  Pay surrender charges.

The number of units purchased or redeemed is determined by dividing the dollar amount of the transaction by the unit value of the affected subaccount, computed after the close of business that day. The number of units changes only as a result of policy transactions or charges. The number of units credited will not change because of later changes in unit value.

   Transactions are processed when a premium or an acceptable written or telephone request is received at the Company's administrative office. If the premium or request reaches the administrative office on a day that is not a Business Day, or after the close of business on a Business Day (after 4:00 Eastern Time), the transaction date will be the next Business Day. All policy transactions are performed as of a Business Day. If a transaction date or monthly anniversary day occurs on a day other than a Business Day (e.g., Saturday), the calculations will be done on the next day that the New York Stock Exchange is open for trading.

Calculating Unit Values for Each Subaccount

   The Company calculates the unit value of a subaccount on any Business Day as follows:

      (1) Calculate the value of the shares of the portfolio belonging to the subaccount as of the close of business that Business Day. This calculation is done before giving effect to any policy transactions for that day, such as premium payments or surrenders. For this purpose, the net asset value per share reported to the Company by the managers of the portfolio is used.

      (2) Add the value of any dividends or capital gains distributions declared and reinvested by the portfolio during the valuation period. Subtract from this amount a charge for taxes, if any.


      (3) Subtract a charge for the mortality and expense risk assumed by the Company under the policy. See "Daily Deductions From the Variable Account L -- Mortality and Expense Risk Charge". If the previous day was not a Business Day, then the charge is adjusted for the additional days between valuations.




   The unit value of each subaccount on its first Business Day was set at $10.00.

Determining Fund Value


                                  [FLOW CHART]

Transfer of Fund Value


   You may transfer Fund Value among the subaccounts after the Right to Return Policy Period by sending a proper written request to the Company's administrative office. Transfers may be made by telephone if you have proper authorization. See "Telephone Transfer Privileges". Currently, there are no limitations on the number of transfers between subaccounts. There is also no minimum amount required: (1) to make a transfer, or (2) to remain in the subaccount after a transfer. You may not make a transfer if your policy is in the grace period and a payment required to avoid lapse is not paid. See "Grace Period and Lapse". No charges are currently imposed upon these transfers. However, the Company reserves the right to assess a $25 transfer charge in the future on policy transfers over 12 during any policy year, and to discontinue telephone transfers.



   After the Right to Return Policy Period, Fund Value may also be transferred from the subaccounts to the Guaranteed Interest Account. Transfers from the Guaranteed Interest Account to the subaccounts will only be permitted in the policy month following a policy anniversary as described in "The Guaranteed Interest Account".


Right to Exchange Policy


   During the first 24 months following the policy date, you may exchange your policy for a policy where the investment experience is guaranteed. To accomplish this, the entire amount in the subaccounts of MONY Variable Account L is transferred to the Guaranteed Interest Account. All future premiums are allocated to the Guaranteed Interest Account. This serves as an exchange of your policy for the equivalent of a flexible premium universal life policy. See "The Guaranteed Interest Account". No charge is imposed on the transfer when you exercise the exchange privilege.


Option to Obtain Paid-Up Insurance

   You may change to guaranteed paid-up insurance on a policy anniversary. At that time, the Specified Amount will be reduced to an amount that the Cash Value will maintain in effect until the maturity date when applied as a net single premium. However, the maximum amount of Cash Value applied will not be greater than necessary to provide an amount at risk equal to the amount at risk immediately before this option becomes effective. Any Cash Value in excess of the amount applied will be refunded to you.

   The net single premium rates will be based on: (a) the 1980 CSO mortality tables at the Insured's gender and attained age and class of risk on the later of the policy date and the most recent increase in coverage under the policy; and (b) 4.5% interest. On and after the effective date, the Cash Value of the paid-up coverage will equal the present value of future guaranteed benefits based on the net single premium rates described above without regard to any loans.

   In order to obtain paid-up insurance, the Company must receive a written request 30 days prior to the policy anniversary date on which it becomes effective. The endorsement issued to reflect the change to paid-up insurance will show the reduced Specified Amount and the guaranteed Cash Value on the effective date and each policy anniversary thereafter.

   Once the paid-up insurance option is effective the following conditions apply:

      (1) It may not be revoked.

      (2) The Company will not accept any further premium.

      (3) No further optional policy changes may be made.

      (4) The policy is no longer subject to the Administrative charge and the per $1,000 Specified Amount charge.

      (5) Any surrender charge, loan balance and loan interest which existed immediately before the effective date will be set to zero.

      (6) Any partial surrender will result in a recalculation of the Specified Amount and Cash Value.

      (7) Any additional benefits provided by rider will terminate.

      (8) The death benefit will equal the reduced Specified Amount.

Policy Loans

   You may borrow money from the Company at any time using your policy as security for the loan. You take a loan by submitting a proper written request to the Company's administrative office. You may take a loan any time your policy has a positive Cash Value. The maximum amount you may borrow at any time is 90% of the Cash Value of your policy. (If you request a loan on a monthly anniversary day, the maximum loan is reduced by the monthly deduction due on that day.) The Outstanding Debt is the cumulative amount of outstanding loans and loan interest payable to the Company at any time.

   Loan interest is payable in arrears on each policy anniversary at an annual rate which varies by the number of years since your policy was issued. For the first ten policy years, the loan rate is 5.25%. After the tenth policy anniversary, the loan rate is 4.75%. Interest on the full amount of any Outstanding Debt is due on the policy anniversary, until the Outstanding Debt is repaid. If interest is not paid when due, it will be added to the amount of the Outstanding Debt.

   You may repay all or part of the Outstanding Debt at any time while your policy is in effect. Only payments shown as loan or interest payments will be treated as such. If a loan repayment is made which exceeds the Outstanding Debt, the excess will be applied as a scheduled premium payment. The payment will be subject to the rules on acceptance of premium payments.

   When you take a loan, an amount equal to the loan is transferred out of the subaccounts and the Guaranteed Interest Account into the Loan Account to secure the loan. Within certain limits, you may specify the amount or the percentage of the loan amount to be deducted from the subaccounts and the Guaranteed Interest Account. The request for a loan will not be accepted if (1) you do not specify the source of the transfer, or (2) if the transfer instructions are incorrect. On each policy anniversary, an amount equal to the loan interest due and unpaid for the policy year will be transferred to the Loan Account. The transfer is made from the subaccounts and the Guaranteed Interest Account on a proportional basis.

   The Fund Value in the Loan Account in excess of the Outstanding Debt will be allocated to the subaccounts and/or the Guaranteed Interest Account in a manner determined by us.

   The Loan Account is part of the Company's general account. Amounts held in the Loan Account are credited monthly with an annual rate of interest not less than 4.5%

   Loan repayments release funds from the Loan Account. Unless you request otherwise, amounts released from the Loan Account will be transferred into the subaccounts and Guaranteed Interest Account pursuant to your most recent valid allocation instructions for scheduled premium payments. In addition, Fund Value in the Loan Account in excess of the outstanding loan is treated differently. The treatment depends on (1) whether at the time the loan was made, Fund Values were transferred from the subaccounts or the Guaranteed Interest Account, and
(2) whether or not loan interest due is paid when due or the amount of the interest is added to the loan ("capitalized"). If the loan is from the subaccounts and loan interest is paid in cash, this excess offsets the amount that must be transferred from the subaccounts to the Loan Account on the policy anniversary. If the loan is from the Guaranteed Interest Account and loan interest is paid in cash, this excess is allocated back to the Guaranteed Interest Account. The allocation back is on a monthly basis proportionately to all interest crediting generations from which the loan was taken.

   Amounts held in the Loan Account to secure Outstanding Debt forego the investment experience of the subaccounts and the current interest rate of the Guaranteed Interest Account. Thus Outstanding Debt, whether or not repaid, has a permanent effect on your policy values and may have an effect on the amount and duration of the death benefit. If not repaid, the Outstanding Debt will be deducted from the amount of the death benefit upon the death of the insured, or the value paid upon surrender or maturity.

   Outstanding Debt may affect the length of time the policy remains in effect. After the third policy anniversary (or, in some instances, the third anniversary following an increase), your policy will lapse when (1) Cash Value is insufficient to cover the monthly deduction against the policy's Fund Value on any monthly anniversary day, and (2) the minimum payment required is not made during the grace period. Moreover, the policy may enter the grace period more quickly when Outstanding Debt exists, because the Outstanding Debt is not available to cover the monthly deduction. Additional payments or repayments of a part of Outstanding Debt may be required to keep the Policy in effect. See "Grace Period and Lapse".



   A loan will not be treated as a distribution from your policy and will not result in taxable income to you unless your policy is a modified endowment contract. If your policy is a modified endowment contract, a loan will be treated as a distribution that may give rise to taxable income. If your policy lapses with an outstanding loan balance there could be adverse federal income tax consequences depending on the particular facts and circumstances. For example, if (1) your policy lapses with an outstanding loan balance, and (2) it does not lapse under a non-forfeiture option, you can have ordinary income to the extent the outstanding loan exceeds your investment in the policy (i.e. generally premiums paid less prior non-taxable distributions). For more information on the tax treatment of loans, see "Federal Income Tax Considerations".


Full Surrender

   You may fully surrender your policy at any time during the lifetime of the insured. The amount received for a full surrender is the policy's Fund Value less (1) any surrender charge, and (2) any Outstanding Debt.


   You may surrender your policy by sending a written request together with the policy to the Company's administrative office. The proceeds will be determined as of the end of the valuation period during which the request for surrender is received. You may elect to (1) have the proceeds paid in cash, or (2) apply the proceeds under a payment plan offered under your policy. See "Payment Plan Settlement Provisions". For information on the tax effects of surrender of a policy, see "Federal Income Tax Considerations".


Partial Surrender

   With a partial surrender, you obtain a part of the Cash Value of your policy without having to surrender the policy in full. You may request a partial surrender at any time. The partial surrender will take effect on (1) the business day that we receive your request at our administrative office, or (2) on the next business day if that day is not a business day. There is currently no limit on the number of partial surrenders allowed in a policy year.

   A partial surrender must be for at least $500 (plus the applicable fee). In addition, your policy's Cash Value must be at least $500 after the partial surrender. If you have taken a loan on your policy, the amount of the partial surrender is limited so that the loan amount, after the partial surrender, is not greater than 90% of Cash Value.

   You may make a partial surrender by submitting a proper written request to the Company's administrative office. As of the effective date of any partial surrender, your Fund Value and Cash Value are reduced by the amount surrendered (plus the applicable fee). You allocate an amount or percent of your Fund Value in the subaccounts and the Guaranteed Interest Account for your partial surrender. Allocations by percentage must be in whole percentages and the minimum percentage is 10% against any subaccount or the Guaranteed Interest Account. Percentages must total 100%. We will reject an allocation which does not comply with the rules or if there is not enough Fund Value in a subaccount or the Guaranteed Interest Account to provide its share of the allocation. If the insured dies after the request for a partial surrender is sent to the Company and prior to it being effected, the amount of the partial surrender will be deducted from the death benefit proceeds. The death benefit proceeds will be determined taking into account the amount surrendered.

   When you make a partial surrender and you selected death benefit Option 1, the Specified Amount of your policy is decreased by the amount of the partial surrender (excluding its fee). If you selected death benefit Option 2, a partial surrender will not change the Specified Amount of your policy. However, if the death benefit is not equal to the Fund Value times a death benefit percentage, the death benefit will be reduced by the amount of the partial surrender. Under either death benefit Option, if the death benefit is based on the Fund Value times the applicable death benefit percentage, the death benefit may decrease by an amount greater than the partial surrender. See "Death Benefits under the Policy".


   There is a fee for each partial surrender of $10.


   For information on the tax treatment of partial surrenders, see "Federal Income Tax Considerations".


Grace Period and Lapse

   Your policy will remain in effect as long as:

      (1) it has a Cash Value greater than zero, and

      (2) you have purchased the Guaranteed Death Benefit to Age 100 Rider, and you have met all the requirements of the rider, and

      (3) you make any required additional premium payments during the 61-day Grace Period.

  Special Rule for First Three Policy Years

   During the first three policy years (or the first three policy years following an increase in Specified Amount during that period), your policy and any riders are guaranteed not to lapse if on each monthly anniversary day either:

  .  Your policy's Cash Value is greater than zero, or

  . The sum of the premiums paid minus all partial surrenders (excluding related fees), minus any Outstanding Debt, is greater than or equal to

  . The Minimum Monthly Premium times the number of months your policy has been in effect (or number of months from the most recent increase in Specified Amount).

   Your policy may be at risk of lapse if:

  .  The insufficiency occurs at any other time, or

  . The Minimum Monthly Premium test has not been met during the first three policy years (as described above).

   To avoid lapse if the Cash Value is insufficient to pay the current Monthly Deduction, you must pay the necessary amount during the grace period. When an insufficiency occurs, you may also be required to pay any unpaid loan interest accrued for the policy year. The interest amount will also have to be paid prior to the end of the grace period.

   We will reject any payment if it means your total premium payments will exceed the maximum permissible premium for your policy's Specified Amount under the Internal Revenue Code. This may happen when you have Outstanding Debt. In this event, you could repay enough of the Outstanding Debt to avoid termination. You may also wish to repay an additional part of the Outstanding Debt to avoid recurrence of the potential lapse. If premium payments have not exceeded the maximum permissible premiums, you may wish to make larger or more frequent premium payments to avoid recurrence of the potential lapse. However, we will not reject any premium payments necessary to prevent lapse of your policy.

   If the Cash Value of your policy will not cover the entire monthly deduction on a monthly anniversary day, we will deduct the amount that is available. We will notify you (and any assignee of record) of the payment necessary to keep your policy in effect. You will then have a grace period of 61 days, from the date the notice was sent, to make the payment. During the first three policy years (or within three years of an increase in Specified Amount during that period), if the Cash Value of the policy is less than zero, you must pay:

      (1) The Minimum Monthly Premium not paid, plus

      (2) One succeeding Minimum Monthly Premium.

After the third policy anniversary (or after three years from the most recent increase in Specified Amount during that period), the payment required is:

      (1) The monthly deduction not paid, plus

      (2) Two succeeding monthly deductions plus the amount of the deductions from premiums for various taxes and the sales charge.


(See "Charges and Deductions -- Deductions from Premiums"). The policy will remain in effect through the grace period. If you fail to make the necessary payment within the grace period, your coverage under the policy will end and your policy will lapse. Necessary premium payments made during the grace period will be allocated among the subaccounts and the Guaranteed Interest Account. The allocation is made according to your current scheduled premium payment allocation instructions. Any monthly deduction due will be charged proportionately to the subaccounts and the Guaranteed Interest Account. If the insured dies during the grace period, the death benefit proceeds will equal:


      (1) The amount of the death benefit immediately prior to the start of the grace period, reduced by

      (2) Any unpaid monthly deductions and any Outstanding Debt.

  Reinstatement

   We will reinstate a lapsed policy at any time:

      (1) Before the maturity date, and

      (2) Within five years after the monthly anniversary day which precedes the start of the grace period.

   To reinstate a lapsed policy we must also receive:

      (1) A written application from you;

      (2) Evidence of insurability satisfactory to us;

      (3) Payment of all monthly deductions that were due and unpaid during the grace period;

      (4) Payment of an amount at least sufficient to keep your policy in effect for one month after the reinstatement date;

      (5) Payment or reinstatement of any debt on the policy anniversary at the start of the grace period; and

      (6) Payment of interest on debt reinstated from the beginning of the grace period to the end of the grace period at the rate that applies to policy loans on the date of reinstatement.

   When your policy is reinstated, the Fund Value will be equal to the Fund Value on the date of the lapse subject to the following:

      (1) The surrender charge will be equal to the surrender charge that would have existed had your policy been in effect since the original policy date.

      (2) Any Outstanding Debt on the date of lapse will be reinstated.

      (3) Any net premium paid for reinstatement will also be reinstated.

      (4) No interest on amounts held in our Loan Account to secure Outstanding Debt will be paid or credited between lapse and reinstatement.

   Reinstatement will be effective as of the monthly anniversary day on or preceding the date of approval by us. At that time, the Fund Value minus, if applicable, Outstanding Debt will be allocated among the subaccounts and the Guaranteed Interest Account pursuant to your most recent scheduled premium payment allocation instructions.

                            CHARGES AND DEDUCTIONS

   The following chart is intended to provide an overview of the current charges and deductions under the policy. Please see the discussion of each item in this prospectus and in the policy for further details.



                                       Deductions from Premiums
------------------------------------------------------------------------------------------------------
Sales Charge -- Varies based on Specified         Specified Amounts less than $500,000 -- 4%
Amount plus Term Life Term Rider amount           Specified Amounts of $500,000 or more -- 3%
in effect. It is a % of Premium paid.
------------------------------------------------------------------------------------------------------
Tax Charge                                        State and local -- 0.8%
                                                  Federal -- 1.5%
-------------------------------------------------------------------------------------------------------

                             Daily Deduction from MONY Variable Account L
------------------------------------------------------------------------------------------------------
Mortality & Expense Risk Charge -- Maximum        .65% of subaccount value (0.001781% daily)
Annual Rate
-------------------------------------------------------------------------------------------------------

                                      Deductions from Fund Value
------------------------------------------------------------------------------------------------------
Cost of Insurance Charge                          Current cost of insurance rate x net amount at risk
                                                  at the beginning of the policy month
------------------------------------------------------------------------------------------------------
Administrative Charge -- monthly                  $5.00
------------------------------------------------------------------------------------------------------
Monthly per $1,000 Specified Amount Charge        See Appendix B. This charge applies for the first 15
Based on issue age, gender and smoking status.    policy years (or for 15 years from the date of any
                                                  increase in Specified Amount)
------------------------------------------------------------------------------------------------------
Optional Insurance Benefits Charge                As applicable.
Monthly Deduction for any other Optional
Insurance Benefits added by rider.
------------------------------------------------------------------------------------------------------
Transaction and Other Charges
- Partial Surrender Fee                           $10
- Transfer of Fund Value (at Company's Option)    $25 maximum per transfer over 12/1/
------------------------------------------------------------------------------------------------------
Surrender Charge                                  See discussion of Surrender Charge for grading
Grades from 80% to 0 over 15 years based on a     schedule.
schedule. Factors per $1,000 of Specified Amount
vary based on issue age, gender, and underwriting
class.


/1/ Currently no charge on any transfers.

   The following provides additional details of the deductions from premium payments under a policy prior to allocating net premium payments to the subaccounts of MONY Variable Account L or to the Guaranteed Interest Account and of the deductions from MONY Variable Account L and from the policy's Fund Value.

Deductions from Premiums

   Deductions are made from each premium payment prior to applying the net premium payment to the Fund Value.

Sales Charge --            This charge varies based on the total of the
                           Specified Amount plus the Term Life Term Insurance
                           Rider amount in effect on the policy date. The charge is a percent of each premium paid.

                            .  Specified Amount plus any Term Life Term
                               Insurance amount in force less than $500,000 --
                               4%

                            .  Specified Amount plus any Term Life Term
                               Insurance amount in force of $500,000 or more --
                               3%

   You should refer to your policy to determine your Specified Amount and the amount of any Term Life Term Insurance in force.

   The sales charge compensates us for the cost of distributing the policies. This charge is not expected to be enough to cover sales and distribution expenses for the policies. To the extent that sales and distribution expenses exceed sales charges, amounts derived from surrender charges will be used. Expenses in excess of the sales and surrender charges may be recovered from other charges, including amounts indirectly derived from the charge for mortality and expense risks and mortality gains.

Tax Charge --              State and local premium tax -- currently 0.8%
                           Federal tax for deferred acquisition costs of the Company -- currently 1.5%

   All states levy taxes on life insurance premium payments. For policyholders resident in the State of New York, the Company currently deducts an amount equal to 0.8% of each premium payment to pay applicable premium taxes. These taxes vary from state to state and may vary from jurisdiction to jurisdiction within a state. Currently, these taxes range from 0% to 4%. The 0.8% deduction is the actual premium tax imposed by the State of New York. We do not expect to profit from this charge.

   The 1.5% current charge against each premium covers our estimated cost for the Federal income tax treatment of deferred acquisition costs. This is determined solely by the amount of life insurance premiums received. We believe this charge is reasonable in relation to our increased federal tax burden under IRC Section 848 resulting from the receipt of premium payments. No charge will be deducted where premiums received from you are not subject to this tax.

   We reserve the right to increase or decrease the charge for taxes due to any change in tax law or due to any change in the cost to us.

Daily Deduction From MONY Variable Account L

   A charge is deducted daily from each subaccount of MONY Variable Account L for the mortality and expense risks assumed by the Company.

Mortality and Expense Risk CMhaaxrigmeum--of 0.001781% of the amount in the subaccount, which is equivalent to an annual rate of 0.65% of subaccount value.

   This charge compensates us for assuming mortality and expense risks under the policies. The mortality risk assumed is that insureds, as a group, may live for a shorter period of time than estimated. Therefore, the cost of insurance charges specified in the policy will not be enough to meet our actual claims. We assume an expense risk that other expenses incurred in issuing and administering the policies and operating MONY Variable Account L will be greater than the amount estimated when setting the charges for these expenses. We will realize a profit from this fee to the extent it is not needed to provide benefits and pay expenses under the policies. We may use this profit for other purposes. These purposes may include any distribution expenses not covered by the sales charge or surrender charge.

   This charge is not assessed against the amount of the policy Fund Value that is allocated to the Guaranteed Interest Account, nor to amounts in the Loan Account.

Deductions from Fund Value -A-charge called the Monthly Deduction is deducted from the Fund Value on each monthly anniversary day. The Monthly Deduction consists of the following items:

Cost of Insurance --       This charge compensates us for the anticipated cost
                           of paying death benefits in excess of Fund Value to insureds' beneficiaries. The amount of the charge is equal to a current cost of insurance rate multiplied by the net amount at risk under the policy at the beginning of each policy month. Here, net amount at risk equals the death benefit payable at the beginning of the policy month less the Fund Value at that time.

   The policy contains guaranteed cost of insurance rates that may not be increased. The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables. (For issue ages under 18, no smoker/nonsmoker adjustment is made until attained age 15. Where unisex cost of insurance rates apply, the 1980 Commissioners Ordinary Smoker and Nonsmoker Mortality Table B applies.) These rates are based on the age and underwriting class of the insured. They are also based on the gender of the insured, but unisex rates are used where appropriate under applicable law. Unisex laws include the State of Montana and in policies purchased by employers and employee organizations in connection with employment related insurance or benefit programs. As of the date of this prospectus, we charge "current rates" that are lower (i.e., less expensive) than the guaranteed rates. We may change current rates in the future. Like the guaranteed rates, the current rates also vary with the age, gender, smoking status, and underwriting class of the insured. In addition, they also vary with the policy duration. The cost of insurance rate generally increases with the age of the insured.

   If there have been increases in the Specified Amount, then for purposes of calculating the cost of insurance charge, the Fund Value will first be applied to the initial Specified Amount. If the Fund Value exceeds the initial Specified Amount, the excess will then be applied to any increase in Specified Amount in the order of the increases. If the death benefit equals the Fund Value multiplied by the applicable death benefit percentage, any increase in Fund Value will cause an automatic increase in the death benefit. The underwriting class and duration for such increase will be the same as that used for the most recent increase in Specified Amount (that has not been eliminated through a later decrease in Specified Amount).

Administrative Charge --   $5.00 per month

   This charge reimburses us for expenses associated with administration and maintenance of the policies. The charge is guaranteed never to exceed $5.00. We do not expect to profit from this charge.

Monthly per $1,000
  Specified Amount Charge
  -- This charge applies for the first 15 years following the issuance of the policy or an increase in the Specified Amount. The charge is made per $1,000 of Specified Amount based on issue age, gender, and smoking status. The monthly per $1,000 factors are shown in Appendix B.

Optional Insurance
  Benefits Charge --       A monthly deduction for any other optional insurance
                           benefits added to the policy by rider.

Surrender Charge --        The Company will assess a surrender charge against
                           Fund Value upon a full surrender of the policy. The surrender charge is based on a factor per $1,000 of initial Specified Amount (or upon an increase in Specified Amount) and grades from 80% to zero over 15 years base on a schedule.

                           The factors per $1,000 vary by issue age, gender, and underwriting class. The grading percentages (as shown below) vary based on issue age and number of full years since the Policy was issued (or since the increase in Specified Amount).

       Grading Percentages Percent for Issue Ages Percent for Issue Ages
          Policy Years              0-75                  76-85
       -----------------------------------------------------------------
              1-3                    80%                    80%
       -----------------------------------------------------------------
                4                    80                     70
       -----------------------------------------------------------------
                5                    80                     60
       -----------------------------------------------------------------
                6                    80                     50
       -----------------------------------------------------------------
                7                    80                     40
       -----------------------------------------------------------------
                8                    70                     30
       -----------------------------------------------------------------
                9                    60                     20
       -----------------------------------------------------------------
               10                    50                     10
       -----------------------------------------------------------------
               11                    40                      0
       -----------------------------------------------------------------
               12                    30                      0
       -----------------------------------------------------------------
               13                    20                      0
       -----------------------------------------------------------------
               14                    10                      0
       -----------------------------------------------------------------
               15+                    0                      0

Note:  Issue ages for policies issued to Qualified Plans are limited to ages
18-70

   The surrender charge is a contingent deferred load. It is a contingent load because it is assessed only if the policy is surrendered or if the policy lapses. It is a deferred load because it is not deducted from the premiums paid. The purpose of the surrender charge is to reimburse us for some of the expenses of distributing the policies.

   Example:  If a male insured age 35 purchases a policy with a Specified
            Amount of $100,000, the per $1,000 of initial Specified Amount surrender charge factor would be $7.25 (Preferred, nonsmoker). The maximum surrender charge during the first seven policy years would be 80% of (100 x 7.25) or $580.00.

   The maximum surrender charge per $1,000 of initial Specified Amount factor would be $64.00 based upon the assumptions described above and if the policy were purchased by a male insured age 85, standard smoker.

Effect of Changes in
  Specified Amount on the
  Surrender Charge --      The surrender charge will increase when a new
                           coverage segment of Specified Amount is created due to a requested increase in coverage. The surrender charge related to the increase will be computed in the same manner as the surrender charge for the original Specified Amount. It will reduce over the 15-year period following the increase. The new surrender charge for the policy will equal:

                           (1) The remaining part of the surrender charge for the original Specified Amount, plus

                           (2) The surrender charge related to the increase.

                           Decreases in Specified Amount have no effect on surrender charges.

Transaction and Other
  Charges --               Partial Surrender Fee -- $10

                           Transfer of Fund Value -- $25 (at option of the Company)

   The partial surrender fee is guaranteed not to exceed $10. Currently, we do not charge for transfers of Fund Value between the subaccounts. However, we reserve the right to assess a $25 charge on transfers over 12 during any policy year. This would include telephone transfers, if we permit them.


   We may charge the subaccounts for federal income taxes that are incurred by us and are attributable to MONY Variable Account L and its subaccounts. No such charge is currently assessed. See "Charge for Company Income Taxes".


   We will bear the direct operating expenses of MONY Variable Account L. The subaccounts purchase shares of the corresponding portfolio of the underlying Fund. The Fund's expenses are not fixed or specified under the terms of the policy.

Guarantee of Certain Charges

   We guarantee that the following charges will not increase:

      (1) Mortality and expense risk charge.

      (2) Administrative charge.

      (3) Per $1,000 Specified Amount charge.

      (4) Sales charge.

      (5) Guaranteed cost of insurance rates.

      (6) Surrender charge.

      (7) Partial surrender fee.

   Any changes in the current cost of insurance charges or charges for optional insurance benefits will be made based on the class of the insured. Changes will be based on changes in:

      (1) Future expectations with respect to investment earnings,

      (2) Mortality,

      (3) Length of time policies will remain in effect,

      (4) Expenses, and

      (5) Taxes.

   In no event will they exceed the guaranteed rates defined in the policy.

                               OTHER INFORMATION

Federal Income Tax Considerations

   The following provides a general description of the federal income tax considerations relating to the policy. This discussion is based upon our understanding of the present federal income tax laws as the Internal Revenue Service ("IRS") currently interprets them. This discussion is not intended as tax advice. Tax laws are very complex and tax results will vary according to your individual circumstances. A person considering the purchase of the policy may need tax advice. It should be understood that these comments on federal income tax consequences are not an exhaustive discussion of all tax questions that might arise under the policy. Special rules that are not discussed here may apply in certain situations. We make no representation as to the likelihood of continuation of federal income tax or estate or gift tax laws or of the current interpretations of the IRS or the courts. Future legislation may adversely affect the tax treatment of life insurance policies or other tax rules that we describe here or that relate directly or indirectly to life insurance policies. Our comments do not take into account any state or local income tax considerations that may be involved in the purchase of the policy.

  Definition of Life Insurance

   Under section 7702 of the Internal Revenue Code (the "Code"), a policy will be treated as a life insurance policy for federal tax purposes if one of two alternate tests are met. These tests are:

      (1) "Cash Value Accumulation Test"

      (2) "Guideline Premium/Cash Value Corridor Test"

   Your policy is tested under the Guideline Premium/Cash Value Corridor Test. This test provides for, among other things:

      (1) A maximum allowable premium per thousand dollars of death benefit, known as the "guideline annual premium," and

      (2) A minimum ongoing "corridor" of death benefit in relation to the Fund Value of the policy, known as the "death benefit percentage."

See Appendix A, for a table of the Guideline Premium/Cash Value Corridor Test factors.

   We believe that the policy meets this statutory definition of life insurance and hence will receive federal income tax treatment consistent with that of fixed life insurance. Thus, the death benefit should be excludable from the gross income of the beneficiary (whether the beneficiary is a corporation, individual or other entity) under Section 101(a)(1) of the Code for purposes of the regular federal income tax. You generally should not be considered to be in constructive receipt of the cash values under the policy until a full surrender, maturity of the policy, or a partial surrender. In addition, certain policy loans may be taxable in the case of policies that are modified endowment contracts. Prospective policy owners that intend to use policies to fund deferred compensation arrangements for their employees are urged to consult their tax advisors with respect to the tax consequences of such arrangements. Prospective corporate owners should consult their tax advisors about the treatment of life insurance in their particular circumstances for purposes of the alternative minimum tax applicable to corporations.

  Tax Treatment of Policies

   The Technical and Miscellaneous Revenue Act of 1988 established a new class of life insurance contracts referred to as modified endowment contracts. A life insurance contract becomes a "modified endowment contract" if, at any time during the first seven contract years, the sum of actual premiums paid exceeds the sum of the "seven-pay premium." Generally, the "seven-pay premium" is the level annual premium, which if paid for each of the first seven years, will fully pay for all future death and endowment benefits under a contract.

Example:   Seven-pay premium = $1,000
         Maximum premium to avoid "modified endowment" treatment = First year -- $1,000
         Through first two years -- $2,000
         Through first three years -- $3,000 etc.

Under this test, a policy may or may not be a modified endowment contract. The outcome depends on the amount of premiums paid during each of the policy's first seven contract years. Changes in benefits may require testing to determine if the policy is to be classified as a modified endowment contract. A modified endowment contract is treated differently for tax purposes then a conventional life insurance contract.

  Conventional Life Insurance Policies

   If a policy is not a modified endowment contract distributions are treated as follows. Upon a full surrender or maturity of a policy for its Cash Value, the excess if any, of the Cash Value plus Outstanding Debt minus the cost basis under a policy will be treated as ordinary income for federal income tax purposes. A policy's cost basis will usually equal the premiums paid less any premiums previously recovered through partial surrenders. Under Section 7702 of the Code, special rules apply to determine whether part or all the cash received through partial surrenders in the first 15 policy years is paid out of the income of the policy and therefore subject to income tax. Cash distributed to a policy owner on partial surrenders occurring more than 15 years after the policy date will be taxable as ordinary income to the policy owner to the extent that it exceeds the cost basis under a policy.

   We believe that loans received under policies that are not modified endowment contracts will be treated as indebtedness of the owner. Thus, no part of any loan under the policy will constitute income to the owner until the policy matures, unless the policy is surrendered before it matures. Interest paid (or accrued by an accrual basis taxpayer) on a loan under a policy that is not a modified endowment contract may be deductible. Deductibility will be subject to several limitations, depending upon (1) the use to which the proceeds are put and (2) the tax rules applicable to the policy owner. For example, an individual who uses the proceeds of a loan for business or investment purposes may be able to deduct all or part of the interest expense. Generally, if an individual uses the policy loan for personal purposes, the interest expense is not deductible. The deductibility of loan interest (whether incurred under a policy loan or other indebtedness) also may be subject to other limitations.

   For example, the interest may be deductible to the extent that the interest is attributable to the first $50,000 of the Outstanding Debt where:

  . The interest is paid (or accrued by an accrual basis taxpayer) on a loan under a policy, and

  . The policy covers the life of an officer, employee, or person financially interested in the trade or business of the policy owners.

   Other tax law provisions may limit the deduction of interest payable on loan proceeds that are used to purchase or carry certain life insurance policies.

  Modified Endowment Contracts

   Pre-death distributions from modified endowment contracts may result in taxable income. Upon full surrender or maturity of the policy, the policy owner would recognize ordinary income for federal income tax purposes. Ordinary income will equal the amount by which the Cash Value plus Outstanding Debt exceeds the investment in the policy. (The investment in the policy is usually the premiums paid plus certain pre-death distributions that were taxable less any premiums previously recovered that were excludable from gross income.) Upon partial surrenders and policy loans the policy owner would recognize ordinary income to the extent allocable to income (which includes all previously non-taxed gains) on the policy. The amount allocated to income is the amount by which the Fund Value of the policy exceeds investment in the policy immediately before distribution. The tax law provides for aggregation of two or more policies classified as modified endowment contracts if:

      (1) The policies are purchased from any one insurance company (including the Company), and

      (2) The purchases take place during a calendar year.

The policies are aggregated for the purpose of determining the part of the pre-death distributions allocable to income on the policies and the part allocable to investment in the policies.

   Amounts received under a modified endowment contract that are included in gross income are subject to an additional tax. This additional tax is equal to 10% of the amount included in gross income, unless an exception applies. The 10% additional tax does not apply to any amount received:

      (1) When the taxpayer is at least 591/2 years old;

      (2) Which is attributable to the taxpayer becoming disabled; or

      (3) Which is part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

   A contract may not be a modified endowment contract originally but may become one later. Treasury Department regulations, yet to be prescribed, cover pre-death distributions received in anticipation of the policy's failure to meet the seven-pay premium test. These distributions are to be treated as pre-death distributions from a modified endowment contract (and, therefore, are to be taxed as described above). This treatment is applied even though the policy was not yet a modified endowment contract. The Code defines a distribution in anticipation of failing the test as one made within two years of the policy being classified as a modified endowment contract.


   It is unclear whether interest paid (or accrued by an accrual basis taxpayer) on Outstanding Debt with respect to a modified endowment contract constitutes interest for federal income tax purposes. If it does constitute interest, its deductibility will be subject to the same limitations as conventional life insurance contracts (see "Conventional Life Insurance Policies".)


  Reasonableness Requirement for Charges

   The tax law also deals with allowable mortality costs and other expenses used in the calculations to determine whether a contract qualifies as life insurance for income tax purposes. For policies entered into on or after October 21, 1988, the calculations must be based upon, (1) reasonable mortality charges, and (2) other charges reasonably expected to be paid. The Treasury Department is expected to declare regulations governing reasonableness standards for mortality charges. We believe our mortality costs and other expenses used in these calculations meet the current requirements. It is possible that future regulations will contain standards that would require us to modify our mortality charges for these calculations. We reserve the right to make modifications to retain the policy's qualification as life insurance for federal income tax purposes.

  Pension and Profit Sharing Plans

   Policies purchased by a fund, which is part of a pension or profit sharing plan (under Sections 401(a) or 403 of the Code), will be treated differently from that described above. For participants in these plans, the current cost of insurance for the net amount at risk is treated as a "current fringe benefit." The current cost of insurance must be included annually in the plan participant's gross income. This cost (referred to as the "P.S. 58" cost) is reported to the participant annually. The excess of the death benefit over the policy Fund Value will not be subject to federal income tax if:

      (1) The plan participant dies while covered by the plan, and

      (2) The policy proceeds are paid to the participant's beneficiary.

However, the policy Fund Value will generally be taxable to the extent it exceeds the sum of (1) $5,000 plus (2) the participant's cost basis in the policy. The participant's cost basis will generally include the costs of insurance previously reported as income to the participant. Special rules may apply if the participant has borrowed from his or her policy or was an owner-employee under the plan.

   There are limits on the amounts of life insurance that may be purchased on behalf of a participant in a pension or profit sharing plan. Complex rules, in addition to those discussed above, apply whenever life insurance is purchased by a tax-qualified plan.

  Other Employee Benefit Programs

   Complex rules may apply when a policy is held by an employer or a trust, or acquired by an employee, to provide for employee benefits. These policy owners also must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law. The lack of insurable interest may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes. It may also affect the right of the beneficiary to death benefits. Employers and employer-created trusts may be subject to reporting, disclosure, and fiduciary obligations under the Employee Retirement Income Security Act of 1974 (ERISA). The policy owner's legal advisor should be consulted to address these issues.

  Diversification Requirements

   To comply with regulations under Section 817(h) of the Code, each portfolio is required to diversify its investments. Generally, on the last day of each quarter of a calendar year,

      (1) No more than 55% of the value of the portfolio's assets can be represented by any one investment,

      (2) No more than 70% can be represented by any two investments,

      (3) No more than 80% can be represented by any three investments, and

      (4) No more than 90% can be represented by any four investments.

Securities of a single issuer generally are treated for purposes of Section 817(h) as a single investment. However, for this purpose, each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent guaranteed and insured) by the U.S. or by an agency or instrumentality of the U.S. is treated as a security issued by the U.S. Government or its agency or instrumentality, as applicable.

   Currently, for federal income tax purposes, the portfolio shares underlying the subaccounts available under the policies are owned by the Company and not by you or any beneficiary. However, no representation is or can be made regarding the likelihood of the continuation of current interpretations by the IRS.

  Other

   Federal estate and gift and state and local estate, inheritance, and other tax consequences of ownership or receipt of policy proceeds depend on the jurisdiction and the circumstances of each owner or beneficiary.

   For complete information on federal, state, local and other tax considerations, a qualified tax advisor should be consulted.

               The Company Does Not Make Any Guarantee Regarding
                         The Tax Status Of Any Policy

Charge for Company Income Taxes

   For federal income tax purposes, variable life insurance generally is treated in a manner consistent with fixed life insurance. The Company will review the question of a charge to the Variable Account for the Company's federal income taxes periodically. A charge may be made for any federal income taxes incurred by the Company that are attributable to the Variable Account. This might become necessary if:

      (1) The tax treatment of the Company is ultimately determined to be other than what the Company currently believes it to be,

      (2) There are changes made in the federal income tax treatment of variable life insurance at the insurance company level, or

      (3) There is a change in the Company's tax status.

   Under current laws, the Company may incur state and local taxes (in addition to premium taxes imposed by the states) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws or in the cost to the Company, the Company reserves the right to charge the Account for any such taxes attributable to the Account.

Voting of Fund Shares

   Based on its view of present applicable law, the Company will exercise voting rights attributable to the shares of each portfolio of the Funds held in the subaccounts. We will exercise such rights at any regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the Investment Company Act of 1940. Our exercise of these voting rights will be based on instructions received from persons having the voting interest in corresponding subaccounts of MONY Variable Account L. We may elect to vote the shares of the Funds in our own right if:

      (1) The Investment Company Act of 1940 or any regulations thereunder is amended, or

      (2) The present interpretation of the Act should change, and

      (3) As a result we determine that it is permitted to vote the shares of the Funds in our right.


   The person having the voting interest under a policy is the policy owner. Unless otherwise required by applicable law, a policy owner will have the right to instruct for the number of votes of any portfolio determined by dividing his or her Fund Value in the subaccount that corresponds to the portfolio by $100. Fractional votes will be counted. The number of policy owner votes will be determined as of the date set by the Company. However, such date will not be more than 90 days prior to the date established by the corresponding Fund for determining shareholders eligible to vote at that Fund's meeting. If required by the Securities and Exchange Commission, the Company reserves the right to determine the voting rights in a different fashion. Voting instructions may be cast in person or by proxy.


   If the Company does not receive voting instructions from the policy owner on time, the Company will vote his or her votes. The Company will vote in the same proportion as voting instructions received on time for all policies participating in that subaccount. The Company will also exercise the voting rights from assets in each subaccount, which are not otherwise attributable to policy owners. These votes will be exercised in the same proportion as the voting instructions that are received on time for all policies participating in that subaccount. Generally, the Company will vote any voting rights attributable to shares of portfolios of the Funds held in its General Account. These votes will be exercised in the same proportion as the aggregate votes cast with respect to shares of portfolios of the Funds held by MONY Variable Account L and other separate accounts of the Company.

Disregard of Voting Instructions


   The Company may disregard voting instructions when required by state insurance regulatory authorities, if, (1) the instructions require that voting rights be exercised so as to cause a change in the subclassification or investment objective of a Portfolio, or (2) to approve or disapprove an investment advisory contract. In addition, the Company itself may disregard voting instructions of changes initiated by policy owners in the investment policy or the investment adviser (or portfolio manager) of a portfolio. The Company's disapproval of such change must be reasonable and must be based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the portfolio's objectives and purpose, and considering the effect the change would have on the Company. If the Company does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next report to policy owners.


Report to Policy Owners

   A statement will be sent at least annually to each policy owner setting forth:

      (1) A summary of the transactions which occurred since the last statement, and

      (2) Indicating the death benefit, Specified Amount, Fund Value, Cash Value, and any Outstanding Debt.

   In addition, the statement will indicate the allocation of Fund Value among the Guaranteed Interest Account, the Loan Account and the subaccounts, and any other information required by law. Confirmations will be sent out upon premium payments, transfers, loans, loan repayments, withdrawals, and surrenders.

   Each policy owner will also receive an annual and a semiannual report containing financial statements for MONY Variable Account L and the Funds. The Funds' statement will include a list of the portfolio securities of the Funds, as required by the Investment Company Act of 1940, and/or such other reports as may be required by federal securities laws.

Substitution of Investments and Right to Change Operations

   The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the securities that are held by or may be purchased by MONY Variable Account L or any of its other separate accounts. The Company may substitute shares of another portfolio of the Funds or of a different fund for shares already purchased, or to be purchased in the future under the policies if:

      (1) Shares of any or all of the portfolios of the Funds should no longer be available for investment or,

      (2) In the judgment of the Company's management, further investment in shares of any or all portfolios of the Funds should become inappropriate in view of the purposes of the policies.

   Where required, the Company will not substitute any shares attributable to a policy owner's interest in MONY Variable Account L without notice, policy owner approval, or prior approval of the Securities and Exchange Commission. The Company will also follow the filing or other procedures established by applicable state insurance regulators. Applicable state insurance regulators include the Superintendent of Insurance of the State of New York.

   The Company also reserves the right to establish additional subaccounts of MONY Variable Account L. Each additional subaccount would invest in (1) a new portfolio of the Funds, or (2) in shares of another investment company, a portfolio thereof, or (3) another suitable investment vehicle, with a specified investment objective. New subaccounts may be established when, in the sole discretion of the Company, marketing needs or investment conditions warrant, and any new Subaccounts will be made available to existing Policy Owners on a basis to be determined by the Company. The Company may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, or investment conditions so warrant.

   If a substitution or change is made, the Company may make changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If the Company considers it to be in the best interests of persons having voting rights under the policies, MONY Variable Account L may:

      (1) Be operated as a management investment company under the Investment Company Act of 1940 or any other form permitted by law,

      (2) Be deregistered under that Act if such registration is no longer required, or

      (3) Be combined with other separate accounts of the Company or an affiliate thereof.

Subject to compliance with applicable law, the Company also may combine one or more Subaccounts and may establish a committee, board, or other group to manage one or more aspects of the operation of MONY Variable Account L.

Changes to Comply with Law

   The Company reserves the right to make any change without consent of policy owners to the provisions of the policy to comply with, or give policy owners the benefit of, any Federal or State statute, rule, or regulation. Federal and State laws include but not limited to requirements for life insurance contracts under the Internal Revenue Code, and regulations of the United States Treasury Department or any state.

                            PERFORMANCE INFORMATION

   We may advertise the performance of the MONY Variable Account L subaccounts. We will also report performance to policy owners and may make performance information available to prospective purchasers. This information will be presented in compliance with applicable law.

   Performance information may show the change in a policy owner's Fund Value in one or more subaccounts, or as a change in a policy owner's death benefit. Performance information may be expressed as a change in a policy owner's Fund Value over time or in terms of the average annual compounded rate of return on the policy owner's Fund Value. Such performance is based upon a hypothetical policy in which premiums have been allocated to a particular subaccount of MONY Variable Account L over certain periods of time that will include one, five and ten years, or from the commencement of operation of the subaccount of MONY Variable Account L if less than one, five, or ten years. Any such quotation may reflect the deduction of all applicable charges to the policy including premium load, the cost of insurance, the administrative charge, and the mortality and expense risk charge. The quotation may also reflect the deduction of the surrender charge, if applicable, by assuming surrender at the end of the particular period. However, other quotations may simultaneously be given that do not assume surrender and do not take into account deduction of the surrender charge.

   Performance information for MONY Variable Account L may be compared in advertisements, sales literature, and reports to policy owners to:

      (1) Other variable life separate accounts or investment products tracked by research firms, ratings services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria, and

      (2) The Consumer Price Index (measure for inflation) to assess the real rate of return from the purchase of a policy.

Reports and promotional literature may also contain the Company's rating or a rating of the Company's claim paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

   Performance information for any subaccount of MONY Variable Account L reflects only the performance of a hypothetical policy whose Fund Value is allocated to MONY Variable Account L during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolios of the Funds in which MONY Variable Account L invests. The market conditions during the given period of time should not be considered as a representation of what may be achieved in the future.

                        THE GUARANTEED INTEREST ACCOUNT

   You may allocate all or a portion of your net premiums and transfer Fund Value to the Guaranteed Interest Account of the Company. Amounts allocated to the Guaranteed Interest Account become part of the "General Account" of the Company, which supports insurance and annuity obligations. The amounts allocated to the General Account of the Company are subject to the liabilities arising from the business the Company conducts. Descriptions of the Guaranteed Interest Account are included in this Prospectus for the convenience of the purchaser. The Guaranteed Interest Account and the General Account of the Company have not been registered under the Securities Act of 1933 and the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Account nor any interest therein is generally subject to the provisions of these Acts and, as a result, the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Account. Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus. For more details regarding the Guaranteed Interest Account, see the policy.

General Description

   Amounts allocated to the Guaranteed Interest Account become part of the General Account of Company which consists of all assets owned by the Company other than those in MONY Variable Account L and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of its General Account.

   You may elect to allocate net premiums to the Guaranteed Interest Account, MONY Variable Account L, or both. You may also transfer Fund Value from the subaccounts of MONY Variable Account L to the Guaranteed Interest Account or from the Guaranteed Interest Account to the subaccounts. The Company guarantees that the Fund Value in the Guaranteed Interest Account will be credited with a minimum interest rate of 0.0121% daily, compounded daily, for a minimum effective annual rate of 4.5%. Such interest will be paid regardless of the actual investment experience of the Guaranteed Interest Account. In addition, Company may in its sole discretion declare current interest in excess of the 4.5% annual rate. (The portion of a Policy Owner's Fund Value that has been used to secure Outstanding Debt will be credited with a guaranteed interest rate of 0.0121% daily, compounded daily, for a minimum effective annual rate of 4.5%.) Prior to the beginning of each calendar month, an interest rate will be declared. The declared rate will apply to premium payments and transfers into the Guaranteed Interest Account made during the calendar month. The calendar year and month the payment or transfer is made determines the "generation" of such monies. The current interest will be credited from the date of the payment or transfer for a period of 12 months beginning the first day of the monthly generation to which the payment or transfer is assigned. After the first 12 months, a renewal interest rate will be declared for a new 12-month period. At the end of the renewal period all monies will earn an interest rate which is declared monthly and applies for a one-month period.

   The Company bears the full investment risk for the Fund Value allocated to the Guaranteed Interest Account.

Death Benefit


   The death benefit under the policy will be determined in the same fashion if you have Fund Value in the Guaranteed Interest Account or Fund Value in the subaccounts. The death benefit under Option 1 will be equal to the Specified Amount of the Policy or, if greater, Fund Value on the date of death multiplied by a death benefit percentage. Under Option 2, the Death Benefit will be equal to the Specified Amount of the Policy plus the Fund Value or, if greater, Fund Value on the date of death multiplied by a death benefit percentage. See "Death Benefits under the Policy".


Policy Charges

   Deductions from premium, monthly deductions from the Fund Value, and Fund charges will be the same if you allocate net premiums or transfer Fund Value to the Guaranteed Interest Account or allocate net premiums to the subaccounts. These charges include the sales and tax charges; the charges for the cost of insurance, administrative charge, per $1,000 of Specified Amount charge, the charge for any optional insurance benefits added by Rider, and the surrender charge. Fees for partial surrenders and, if applicable, transfer charges, will also be deducted from the Guaranteed Interest Account.

   You will not directly or indirectly pay charges applicable to the portfolios, including the operating expenses of the portfolios, and the investment advisory fee charged by the portfolio managers if your Fund Value is allocated to the Guaranteed Interest Account. Likewise, the mortality and expense risk charge applicable to the Fund Value allocated to the subaccounts is not deducted from Fund Value allocated to the Guaranteed Interest Account. Any amounts that the Company pays for income taxes allocable to the subaccounts will not be charged against the Guaranteed Interest Account. However, it is important to remember that you will not participate in the investment experience of the subaccounts to the extent that Fund Values are allocated to the Guaranteed Interest Account.

Transfers

   Amounts may be transferred after the Right to Return Policy Period from the subaccounts to the Guaranteed Interest Account and from the Guaranteed Interest Account to the subaccounts, subject to the following limitations.

  . Transfers to the Guaranteed Interest Account may be made at any time and in any amount.

  . Transfers from the Guaranteed Interest Account to the subaccounts are limited to:

  .  one in any policy year, and

  . the period which begins on the policy anniversary and which ends 30 days after the policy anniversary.


If the transfer request is received on the policy anniversary, it will be processed as of the policy anniversary. If the transfer request is received within 30 days after the policy anniversary, the transfer will be effective as of the close of business on the day received if it is a Business Day. If it is not a Business Day, then the transfer will be effective as of the close of business on the next day which is a Business Day. Any request received within 10 days before the policy anniversary will be considered received on the policy anniversary. Any transfer requests received at other times will not be honored, and will be returned to the policy owner.


   Currently there is no charge imposed upon transfers; however, the Company reserves the right to assess such a charge in the future on transfers over 12 during any policy year.

Surrenders and Policy Loans


   You may also make full surrenders and partial surrenders from the Guaranteed Interest Account to the same extent as if you had allocated premiums and cash values to the subaccounts. See "Full Surrender" and "Partial Surrender". Transfers and surrenders payable from the Guaranteed Interest Account, and the payment of policy loans allocated to the Guaranteed Interest Account, may be delayed for up to six months. However, the Company will not delay payment of surrenders or loans, the proceeds of which will be used to pay premiums on the policy.


                             MORE ABOUT THE POLICY

Ownership

   The policy owner is the individual named as such in the application or in any later change shown in the Company's records. While the insured is living, the policy owner alone has the right to receive all benefits and exercise all rights that the policy grants or the Company allows.

  Joint Owners

   If more than one person is named as policy owner, they are joint owners. Any policy transaction requires the signature of all persons named jointly. Unless otherwise provided, if a joint owner dies, ownership passes to the surviving joint owner(s). When the last joint owner dies, ownership passes through that person's estate, unless otherwise provided.

Beneficiary

   The beneficiary is the individual named as such in the application or any later change shown in the Company's records. The policy owner may change the beneficiary at any time during the life of the insured by written request on forms provided by the Company. The Company must receive the request at its administrative office. The change will be effective as of the date this form is signed. Contingent and/or concurrent beneficiaries may be designated. The policy owner may designate a permanent beneficiary, whose rights under the policy cannot be changed without his or her consent. Unless otherwise provided, if no designated beneficiary is living upon the death of the insured, the policy owner or the policy owner's estate is the beneficiary.

   The Company will pay the death benefit proceeds to the beneficiary. Unless otherwise provided, the beneficiary must be living at the time of the insured's death to receive the proceeds.

  The Policy

   This Policy is a contract between the policy owner and the Company. The entire contract consists of the policy, a copy of the initial application, all subsequent applications to change the policy, any endorsements, all riders, and all additional policy information sections (specification pages) added to the policy.

Notification and Claims Procedures

   Any election, designation, change, assignment, or request made by you must be in writing on a form acceptable to the Company. The Company is not liable for any action taken before such written notice is received and recorded. The Company may require that the policy be returned for any policy change or upon its surrender.

   If an insured dies while the policy is in effect, notice should be given to the Company as soon as possible. Claim procedure instructions will be sent immediately. As due proof of death, the Company may require proof of age and a certified copy of a death certificate. The Company may also require the beneficiary and the insured's next of kin to sign authorizations as part of this process. These authorization forms allow the Company to obtain information about the insured, including but not limited to medical records of physicians and hospitals used by the insured.

Payments

   Within seven days after the Company receives all the information needed for processing a payment, the Company will:

      (1) Pay death benefit proceeds,

      (2) Pay the Cash Value on surrender, partial surrenders and loan proceeds based on allocations made to the subaccounts, and

      (3) Effect a transfer between subaccounts or from the Variable Account to the Guaranteed Interest Account.

   However, the Company can postpone the calculation or payment of such a payment or transfer of amounts based on investment performance of the subaccounts if:

  . The New York Stock Exchange is closed on other than customary weekend and holiday closing or trading on the New York Stock Exchange is restricted as determined by the SEC; or

  . An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets.

   We will pay interest on death proceeds at the rate specified by the state in which the policy is delivered. Interest will be paid from the date of death to date of payment of proceeds.

Payment Plan/Settlement Provisions

   Maturity or surrender benefits may be used to purchase a payment plan providing monthly income for the lifetime of the Insured. Death benefit proceeds may be used to purchase a payment plan providing monthly income for the lifetime of the beneficiary. The monthly payments consisting of proceeds plus interest will be paid in equal installments for at least ten years. The purchase rates for the payment plan are guaranteed not to exceed those shown in the policy, but current rates that are lower (i.e., providing greater income) may be established by the Company from time to time. This benefit is not available if the income would be less than $25 a month or if the proceeds are less than $1,000. Maturity or surrender benefits or death benefit proceeds may be used to purchase any other payment plan that the Company makes available at that time.

Payment in Case of Suicide

   If the insured dies by suicide, (1) while sane or insane, (2) within two years from the policy date or reinstatement date, the Company will limit the death benefit proceeds to the premium payments less any partial surrender amounts (and their fees) and any Outstanding Debt. If an insured dies by suicide, (1) while sane or insane, (2) within two years of the effective date of any increase in the Specified Amount, the Company will refund the cost of insurance charges made with respect to such increase.

Assignment


   You may assign your policy as collateral security for a loan or other obligation. No assignment will bind the Company unless the original, or a copy, is received at the Company's administrative office. The assignment will be effective only when received by the Company. An assignment does not change the ownership of the policy. However, after an assignment, the rights of any policy owner or beneficiary will be subject to the assignment. The entire policy, including any attached payment option or rider, will be subject to the assignment. The Company will rely solely on the assignee's statement as to the amount of the assignee's interest. The Company will not be responsible for the validity of any assignment. Unless otherwise provided, the assignee may exercise all rights this policy grants except (a) the right to change the policy owner or beneficiary, and (b) the right to elect a payment option. Assignment of a policy that is a modified endowment contract may generate taxable income. (See "Federal Income Tax Considerations".)


Errors on the Application

   If the age or gender of the insured has been misstated, the death benefit under this policy will be the greater of:

      (1) What would be purchased by the most recent cost of insurance charge at the correct age and gender, or

      (2) The death benefit derived by multiplying the Fund Value by the death benefit percentage for the correct age and gender.


If unisex cost of insurance rates apply, no adjustment will be made for a misstatement of gender. See "Cost of Insurance".


Incontestability

   The Company may contest the validity of this policy if any material misstatements are made in the application. However, the policy will be incontestable as follows:

      (1) The initial Specified Amount cannot be contested after the policy has been in force during the insured's lifetime for two years from the policy date; and

      (2) An increase in the Specified Amount or any reinstatement cannot be contested after the increase or the reinstated policy has been in force during an Insured's lifetime for two years from its effective date.

Policy Illustrations

   Upon request, the Company will send you an illustration of future benefits under the policy based on both guaranteed and current cost assumptions.

Distribution of the Policy




   We have entered into a distribution agreement with MONY Securities Corporation ("MSC"), a wholly owned subsidiary of MONY Life Insurance Company, to act as principal underwriter and for the distribution and sale of the Policies. MSC is registered as a broker dealer under the Securities Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



   MSC offers the Policies through its registered representatives who are registered with the NASD and with the states in which they do business and are also licensed as life insurance agents of the Company. More information about MSC and its registered persons is available at http://www.nasdr.com or by calling 1(800) 289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program.

   Except where MSC has authorized other broker/dealers to sell the Policies (as described in the preceding paragraph), compensation payable for the sale of the Policies will be based upon the following schedule. After issue of the Policy, commissions will equal at most 50% of premiums paid up to a maximum amount. Thereafter, commissions will equal at most 3.8% of any additional premiums plus, beginning in the second policy year on each succeeding quarterly anniversary for so long as the policy shall remain in effect, an annualized rate of 0.25% of the Fund Value of the Policy. Upon any subsequent increase in Specified Amount, commissions will equal at most 50% of premiums paid on or after the increase up to a maximum amount. Thereafter, commissions will return to no more than the 3.8% level. Further, registered representatives may be eligible to receive certain bonuses and other benefits based on the amount of earned commissions.



   In addition, registered representatives who meet specified production levels may qualify, under sales incentive programs adopted by Company, to receive non-cash compensation such as expense-paid trips, expense-paid educational seminars and merchandise. The Company makes no separate deductions, other than previously described, from premiums to pay sales commissions or sales expenses.



   MSC will receive 12b-1 fees from certain of the Funds as compensation for providing certain distribution and shareholder support services.



   MSC may enter into selling agreements with other broker dealers that are members of the NASD and whose representatives are authorized by applicable law to sell variable life insurance policies. Commissions paid to these broker dealers for their representatives will not exceed the commissions described above. The selling agreement does not restrict these broker dealers from retaining a portion of commissions.



   We intend to recapture commissions and other sales expenses through fees and charges imposed under the Policy. Commissions paid on the Policy, including other incentives or payments, are not charged directly to the Policy owners or the Variable Account.



   MSC receives fees for the sale of the Policies. In 1999, 2000, and 2001, MSC received, in aggregate, fees of $19,962,361, $19,810,966 and $17,532,005, respectively.



   MSC also acts as principal underwriter for other variable products and distributes non-proprietary variable products and mutual funds.



   We offer the Policies on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.




                            MORE ABOUT THE COMPANY

Management

   The directors and officers of the Company are listed below. The business address for all directors and officers of MONY Life Insurance Company is 1740 Broadway, New York, New York 10019.

Current Officers and Directors of the Company are:

Name                         Position and Offices with Depositor
----                         -----------------------------------
Tom H. Barrett Director since 1990. Partner in American Industrial Partners, a private investment partnership since 1992. Serves on the board of directors of Air Products and Chemicals, Inc., A.O. Smith
               Corporation and Newell Rubbermaid, Incorporated.

David L. Call. Director since 1993. Dean Emeritus, Cornell University,
               College of Agriculture and Life Sciences since 1995. Serves as small business consultant and is a director of Seneca Foods
               Corporation.

Name                             Position and Offices with Depositor
----                             -----------------------------------

G. Robert Durham.. Director since 1988. Retired from Walter Industries, Inc., a home building and financing, natural resources and industrial manufacturing company in 1996 after serving as Chairman of the Board and Chief Executive Officer since 1991. Serves on the board of directors of The FINOVA Group, Inc., Amphenol
                   Corporation and Earle M. Jorgensen Co.

James B. Farley... Director since 1988. Retired from MONY Life Insurance
                   Company in 1994 after serving as Chairman of the Board from
                   1993 and Chairman of the Board and Chief Executive Officer
                   since 1991. Serves on the board of directors of Ashland, Inc.
                   and Harrah's Entertainment, Inc. and is a Trustee of the Forster
                   Trust.

Robert Holland, Jr Director since 1990. Owner and Chief Executive Officer of
                   WorkPlace Integrators, an office furniture dealership in Southeast Michigan, since 1996. Chief Executive Officer of
                   Ben & Jerry's Homemade, Inc., an ice cream company from February 1995 to October 1996. Serves on the board of directors of AC Nielsen Corporation, Henry Ford Health
                   System, Tricon Global Restaurants, Inc., Trumark Inc. and
                   Lexmark International, and is on the Advisory Board of Boardroom Consultants.

Frederick W. Kanner Director since March 2000. Partner of Dewey Ballantine LLP since 1976, and an Associate of said firm prior to that time.
                    Serves on the Board of Trustees of the Lawyers' Alliance for New York and the Lawyers' Committee for Civil Rights under
                    Law.

Robert R. Kiley.... Director since 1995. President and Chief Executive Officer of the New York City Partnership and Chamber of Commerce,
                    Inc. since 1995. Principal of Kohlberg & Co. since 1994.
                    Serves on the board of directors of the New York City
                    Partnership and Chamber of Commerce, Inc.

James L. Johnson.. Director since 1986. Chairman Emeritus of GTE Corporation, a telecommunications company, having served as Chairman and Chief Executive Officer from 1988 to 1992. Serves on the board of directors of CellStar Corporation, The FINOVA
                   Group, Inc., Harte-Hanks Communications, Inc., Valero
                   Energy Corp. and Walter Industries, Inc.

John R. Meyer..... Director since 1972. Professor Emeritus, Harvard University since 1997. Professor at Harvard University from 1973 to
                   1997. Serves on the board of directors of AC Nielsen
                   Corporation.

Jane C. Pfeiffer.. Director since 1988. Ms. Pfeiffer is an independent management consultant. Serves on the board of directors of Ashland, Inc., International Paper Company and J.C. Penney
                   Company, Inc. and is trustee of the University of Notre Dame and a member of The Council on Foreign Relations.

Thomas C. Theobald Director since 1990. Managing director, William Blair Capital
                   Partners, L.L.C., an investment firm since 1994. Serves on the board of directors of Anixter International, Inc., Xerox Corp.,
                   Jones Lang LaSalle, Inc., LaSalle US Realty Income and
                   Growth Fund, Stein Roe Funds, AuditForce, Inc. and
                   MacArthur Foundation.

All of the officers have held their respective positions listed below for five or more years.

Name                                                  Position and Offices with Depositor
----                                                  -----------------------------------
Current Officer -- Directors of the Company
  are:

Michael I. Roth............................ Director, Chairman and Chief Executive Officer

Samuel J. Foti............................. Director, President and Chief Operating Officer

Kenneth M. Levine.......................... Director, Executive Vice President and Chief Investment
                                            Officer

Name                                                  Office with Depositor
----                                                  ---------------------
Other Officers of the Company are:

Lee M. Smith...................... Corporate Secretary and Vice President, Government Relations

Richard E. Connors................ Senior Vice President

Richard Daddario.................. Executive Vice President and Chief Financial Officer

Phillip A. Eisenberg.............. Senior Vice President and Chief Actuary

Stephen J. Hall................... Senior Vice President

David V. Weigel................... Treasurer

   No officer or director listed above receives any compensation from MONY Variable Account L. The Company or any of its affiliates has paid no separately allocable compensation to any person listed for services rendered to the Account.

   Mr. Roth is Chairman of the Board and Chief Executive Officer (since August
1998) and Director (since September 1997) of The MONY Group, Inc. Chairman of the Board and Chief Executive Officer (since July 1991) and Director (since June 1991) of MONY Life Insurance Company of America. Director of MONY subsidiaries: 1740 Advisers, Inc. (since December 1992), MONY Benefits Management Corp. (since March 1999). Serves on the board of directors of the American Council of Life Insurance, The Life Insurance Council of New York, Enterprise Foundation (a charitable foundation which develops housing not affiliated with the Enterprise Group of Funds), Metropolitan Development Association of Syracuse and Central New York, Enterprise Group of Funds, Inc., Enterprise Accumulation Trust, Pitney Bowes, Inc., Lincoln Center for the Performing Arts Leadership Committee, Life Office Management Association, New York City Partnership and Chamber of Commerce, and Committee for Economic Development. Also serves as Chairman of the Board of Insurance Marketplace Standards Association.

   Mr. Foti is President and Chief Operating Officer (since August 1998) and Director (since September 1997) of The MONY Group, Inc. President and Chief Operating Officer of MONY Life Insurance Company of America (since February
1994) and Director (since September 1989). Director of MONY subsidiaries: MONY Brokerage, Inc. (since January 1990), MONY International Holdings, Inc. (since October 1994), MONY Life Insurance Company of the Americas, Ltd. (since December 1994). Serves on the board of directors of Enterprise Group of Funds, Inc., Enterprise Accumulation Trust and The American College of which he is Chairman.

   Mr. Levine is Executive Vice President and Chief Investment Officer (since August 1998) and Director (since September 1997) of The MONY Group Inc. Chairman of the Board (since December 1991) and President (since June 1992) of MONY Series Fund, Inc. Director of MONY subsidiaries: MONY Life Insurance Company of America (since July 1991), 1740 Advisers, Inc. (since December
1989), MONY Benefits Management Corp. (since October 1991), MONY Realty Partners, Inc. (since October 1991) and 1740 Ventures, Inc. (since October
1991).

   Mr. Daddario is Executive Vice President and Chief Financial Officer (since August 1998) of The MONY Group, Inc. Vice President and Controller of MONY Life Insurance Company of America (since September

1989). Director of MONY subsidiaries: MONY International Holdings, Inc. (since
1998), MONY Brokerage, Inc. (since June 1997) and MONY Life Insurance Company of the Americas, Ltd. (since December 1997).

   Mr. Eisenberg is Vice President and Actuary (since November 1992) and Director of MONY Life Insurance Company of America. Director of MONY subsidiary: MONY Benefits Management Corp. (since March 1999).

   Mr. Smith is Vice President and Secretary (since September 1999) of The MONY Group Inc. Vice President -- Government Relations and Industry Affairs.

   Mr. Connors is Director of MONY Life Insurance Company of America (since June 1994). Director of MONY subsidiary: MONY Brokerage, Inc. (since May 1994).

   Mr. Hall is Director of MONY Life Insurance Company of America (since June
1991). Director of MONY subsidiary: MONY Brokerage, Inc. (since October 1991).

   Mr. Weigel is Vice President-Treasurer of The MONY Group Inc. (since August
1998). Treasurer of MONY Life Insurance Company of America (since July 1991).

State Regulation

   The Company is subject to the laws of the state of New York governing insurance companies and to regulation by the Superintendent of Insurance of New York. In addition, it is subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed or may become licensed to operate. An annual statement in a prescribed form must be filed with the Superintendent of Insurance of New York and with regulatory authorities of other states on or before March 1st in each year. This statement covers the operations of the Company for the preceding year and its financial condition as of December 31st of that year. The Company's affairs are subject to review and examination at any time by the Superintendent of Insurance or his agents, and subject to full examination of Company's operations at periodic intervals.

Telephone Transfer Privileges

   You may request a transfer of Fund Value or change allocation instructions for future premiums by telephone if an authorization for telephone transfer form has been completed, signed, and received at the Company's Syracuse Operations Center. The Company may record all or part of any telephone conversation with respect to transfer and allocation instructions. Telephone instructions received by the Company by 4:00 p.m. Eastern time on any valuation date will be effected as of the end of that valuation date in accordance with your instructions, subject to the limitations stated in this prospectus (presuming that the Right to Return Policy Period has expired). The Company reserves the right to deny any telephone transfer or allocation request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), you might not be able to request transfers by telephone and would have to submit written requests. Telephone transfer and allocation instructions will only be accepted if complete and correct.

   The Company has adopted guidelines (which it believes to be reasonable) relating to telephone transfers and allocation instructions. These guidelines, among other things, outline procedures to be followed which are designed to prevent unauthorized instructions. If these procedures are followed, the Company shall not be liable for, and you will therefore bear the entire risk of, any loss as a result of the Company's following telephone instructions if such instructions prove to be fraudulent. A copy of the guidelines and the Company's form for electing telephone transfer privileges is available from licensed agents of the Company who are also registered representatives of MSC or by calling 1-800-487-6669. The Company's form must be signed and received at the Company's Syracuse Operations Center before telephone transfers will be accepted.

Legal Proceedings

   There are no legal proceedings pending to which MONY Variable Account L is a party, or which would materially affect MONY Variable Account L.

Legal Matters

   Legal matters have been passed on by the Vice President and Chief Counsel of the MONY Life Insurance Company in connection with:

      (1) The issue and sale of the policies described in this prospectus,

      (2) The organization of the Company,

      (3) The Company's authority to issue the policies under New York law, and

      (4) The validity of the forms of the policies under New York law.

   Robert Levy, Vice President -- Chief Tax Counsel of MONY Life Insurance Company has passed upon legal matters relating to the federal income tax laws.

Registration Statement

   A Registration Statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all of the information set forth in the Registration Statement, as portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

Independent Accountants

   The audited financial statements for MONY Variable Account L and the Company included in this Prospectus and in the Registration Statement have been audited by PricewaterhouseCoopers LLP, independent accountants, as indicated in their report herein. The audited financial statements are included in reliance upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP's office is located at 1177 Avenue of the Americas, New York, New York, 10036.

Financial Statements


   The audited financial statements of each of the subaccounts of MONY Custom Equity Master, MONY Custom Estate Master, Strategist, MONYEquity Master, policies of MONY Variable Account L, the combined financial statements of MONY Variable Account L and the Company are set forth herein.



   These financial statements have been audited by PricewaterhouseCoopers LLP. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies.

            FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS




With respect to MONY Variable Account L (MONY Variable Universal Life and MONY Survivorship Variable Universal
Life)
  No financial statements are included because although MONY Variable Account L commenced operations in 1990, the subaccounts available to policyholders had not commenced operations as of December 31, 2001.
                                                                                                                    Page
                                                                                                                    -----
With respect to MONY Variable Account L (MONY Custom Equity Master)
 Report of Independent Accountants.................................................................................   F-2
 Statement of assets and liabilities as of December 31, 2001.......................................................   F-4
 Statement of operations for the period ended December 31, 2001....................................................   F-8
 Statement of changes in net assets for the years ended December 31, 2001 and December 31, 2000....................  F-12
 Notes to financial statements.....................................................................................  F-21
With respect to MONY Variable Account L (MONY Custom Estate Master)
 Report of Independent Accountants.................................................................................  F-25
 Statement of assets and liabilities as of December 31, 2001.......................................................  F-27
 Statement of operations for the period ended December 31, 2001....................................................  F-32
 Statement of changes in net assets for the years ended December 31, 2001 and December 31, 2000....................  F-36
 Notes to financial statements.....................................................................................  F-44
With respect to MONY Variable Account L (Strategist and MONYEquity Master)
 Report of Independent Accountants.................................................................................  F-49
 Statement of assets and liabilities as of December 31, 2001.......................................................  F-51
 Statement of operations for the period ended December 31, 2001....................................................  F-56
 Statement of changes in net assets for the years ended December 31, 2001 and December 31, 2000....................  F-63
 Notes to financial statements.....................................................................................  F-72
With respect to MONY Variable Account L (Combined)
 Report of Independent Accountants.................................................................................  F-78
 Combined statement of assets and liabilities as of December 31, 2001..............................................  F-79
 Combined statement of operations for the period ended December 31, 2001...........................................  F-80
 Combined statement of changes in net assets for the periods ended December 31, 2001 and December 31, 2000.........  F-81
 Notes to financial statements.....................................................................................  F-82
With respect to MONY Variable Account L (MONY Custom Equity Master)
 Report of Independent Accountants.................................................................................  F-87
 Statement of assets and liabilities as of December 31, 2000.......................................................  F-88
 Statement of operations for the period ended December 31, 2000....................................................  F-92
 Statement of changes in net assets for the years ended December 31, 2000 and December 31, 1999....................  F-96
 Notes to financial statements..................................................................................... F-100

With respect to MONY Life Insurance Company:
 Report of Independent Accountants................................................................................. F-103
 Consolidated balance sheets as of December 31, 2001 and 2000...................................................... F-104
 Consolidated statements of income and comprehensive income for the years ended December 31, 2001, 2000 and 1999... F-105
 Consolidated statements of changes in shareholder's equity for the years ended December 31, 2001, 2000 and 1999... F-106
 Consolidated statements of cash flows for the years ended December 31, 2001, 2000 and 1999........................ F-107
 Notes to consolidated financial statements........................................................................ F-108

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account L -- MONY Custom Equity Master

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of MONY Custom Equity Master's Subaccounts of MONY America Variable Account L at December 31, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 12, 2002

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     MONY

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2001

                                                        MONY Custom Equity Master
                                              ---------------------------------------------
                                                         MONY Series Fund, Inc.
                                              ---------------------------------------------
                                              Intermediate Long Term  Government   Money
                                               Term Bond      Bond    Securities   Market
                                               Subaccount  Subaccount Subaccount Subaccount
                                              ------------ ---------- ---------- ----------
                   ASSETS
Shares held in respective Funds..............     5,436       4,498      7,417    1,301,258
                                                =======     =======    =======   ==========
Investments at cost..........................   $59,645     $59,499    $84,254   $1,301,258
                                                =======     =======    =======   ==========
Investments in respective Funds, at net
  asset value................................   $61,261     $60,178    $84,999   $1,301,258
Amount due from MONY.........................         0           0        361            0
Amount due from respective Funds.............         0           0          0          801
                                                -------     -------    -------   ----------
       Total assets..........................    61,261      60,178     85,360    1,302,059
                                                -------     -------    -------   ----------
                LIABILITIES
Amount due to MONY...........................        11          10         14        1,012
Amount due to respective Funds...............         0           0        361            0
                                                -------     -------    -------   ----------
       Total liabilities.....................        11          10        375        1,012
                                                -------     -------    -------   ----------
Net assets...................................   $61,250     $60,168    $84,985   $1,301,047
                                                =======     =======    =======   ==========
Net assets consist of:
  Contractholders' net payments..............   $58,301     $58,092    $83,431   $1,283,977
  Undistributed net investment income........       823         969        405       17,070
  Accumulated net realized gain (loss) on
   investments...............................       510         428        404            0
  Net unrealized appreciation (depreciation)
   of investments............................     1,616         679        745            0
                                                -------     -------    -------   ----------
Net assets...................................   $61,250     $60,168    $84,985   $1,301,047
                                                =======     =======    =======   ==========
Number of units outstanding*.................     5,383       5,166      7,316      121,626
                                                -------     -------    -------   ----------
Net asset value per unit outstanding*........   $ 11.38     $ 11.65    $ 11.62   $    10.70
                                                =======     =======    =======   ==========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                               MONY Custom Equity Master
-----------------------------------------------------------------------------------------------------------------------
                                             Enterprise Accumulation Trust
-----------------------------------------------------------------------------------------------------------------------
           Small Company            International High Yield            Growth and Small Company   Equity     Capital
  Equity       Value      Managed      Growth        Bond      Growth     Income      Growth       Income   Appreciation
Subaccount  Subaccount   Subaccount  Subaccount   Subaccount Subaccount Subaccount  Subaccount   Subaccount  Subaccount
---------- ------------- ---------- ------------- ---------- ---------- ---------- ------------- ---------- ------------

   37,116      13,002       14,902      21,392      18,452     114,113     87,958      36,420      17,259       45,241
=========    ========     ========    ========     =======    ========   ========    ========     =======     ========
$ 749,042    $279,993     $323,111    $109,419     $81,869    $602,891   $491,383    $278,747     $89,960     $274,197
=========    ========     ========    ========     =======    ========   ========    ========     =======     ========
$ 643,596    $254,705     $292,086    $ 92,625     $80,082    $594,531   $475,851    $286,622     $86,639     $257,421
    1,661       2,902        3,628         244           0       4,743      3,478       1,547           0        1,675
    1,409         503          331         176           0         541        352         167           0          173
---------    --------     --------    --------     -------    --------   --------    --------     -------     --------
  646,666     258,110      296,045      93,045      80,082     599,815    479,681     288,336      86,639      259,269
---------    --------     --------    --------     -------    --------   --------    --------     -------     --------

    1,519         544          380         191          14         642        431         214          14          217
    1,661       2,902        3,628         244           0       4,743      3,478       1,547           0        1,675
---------    --------     --------    --------     -------    --------   --------    --------     -------     --------
    3,180       3,446        4,008         435          14       5,385      3,909       1,761          14        1,892
---------    --------     --------    --------     -------    --------   --------    --------     -------     --------
$ 643,486    $254,664     $292,037    $ 92,610     $80,068    $594,430   $475,772    $286,575     $86,625     $257,377
=========    ========     ========    ========     =======    ========   ========    ========     =======     ========
$ 742,025    $245,321     $310,034    $111,406     $78,507    $621,190   $504,956    $281,311     $90,439     $293,979
  103,298      47,053       22,894      11,132       3,662       1,418      2,353       8,008         509        3,609
  (96,391)    (12,422)      (9,866)    (13,134)       (314)    (19,818)   (16,005)    (10,619)     (1,002)     (23,435)
 (105,446)    (25,288)     (31,025)    (16,794)     (1,787)     (8,360)   (15,532)      7,875      (3,321)     (16,776)
---------    --------     --------    --------     -------    --------   --------    --------     -------     --------
$ 643,486    $254,664     $292,037    $ 92,610     $80,068    $594,430   $475,772    $286,575     $86,625     $257,377
=========    ========     ========    ========     =======    ========   ========    ========     =======     ========
   93,665      22,978       31,845      14,206       7,695      70,201     53,806      29,439       9,356       33,465
---------    --------     --------    --------     -------    --------   --------    --------     -------     --------
$    6.87    $  11.08     $   9.17    $   6.52     $ 10.40    $   8.47   $   8.84    $   9.73     $  9.26     $   7.69
=========    ========     ========    ========     =======    ========   ========    ========     =======     ========

                                     MONY

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001

                                                                      MONY Custom Equity Master
                                                        -----------------------------------------------------
                                                                    Enterprise Accumulation Trust
                                                        -----------------------------------------------------

                                                        Multi-Cap              Emerging  Worldwide   Mid-Cap
                                                          Growth    Balanced  Countries    Growth     Growth
                                                        Subaccount Subaccount Subaccount Subaccount Subaccount
                                                        ---------- ---------- ---------- ---------- ----------
                        ASSETS
Shares held in respective Funds........................    45,725    12,494        171        456      1,532
                                                         ========   =======     ======     ======    =======
Investments at cost....................................  $399,259   $59,665     $1,479     $3,941    $10,868
                                                         ========   =======     ======     ======    =======
Investments in respective Funds, at net asset value....  $385,464   $60,719     $1,631     $4,071    $11,769
Amount due from MONY...................................     1,798     1,120          0          0          0
Amount due from respective Funds.......................       248       108          0          0          0
                                                         --------   -------     ------     ------    -------
       Total assets....................................   387,510    61,947      1,631      4,071     11,769
                                                         --------   -------     ------     ------    -------
                     LIABILITIES
Amount due to MONY.....................................       313       118          0          1          2
Amount due to respective Funds.........................     1,798     1,120          0          0          0
                                                         --------   -------     ------     ------    -------
       Total liabilities...............................     2,111     1,238          0          1          2
                                                         --------   -------     ------     ------    -------
Net assets.............................................  $385,399   $60,709     $1,631     $4,070    $11,767
                                                         ========   =======     ======     ======    =======
Net assets consist of:
  Contractholders' net payments........................  $443,919   $59,793     $1,521     $4,041    $11,168
  Undistributed net investment income (loss)...........    (1,019)      586         (2)        (3)        (9)
  Accumulated net realized loss on investments.........   (43,706)     (724)       (40)       (98)      (293)
  Net unrealized appreciation (depreciation) of
   investments.........................................   (13,795)    1,054        152        130        901
                                                         --------   -------     ------     ------    -------
Net assets.............................................  $385,399   $60,709     $1,631     $4,070    $11,767
                                                         ========   =======     ======     ======    =======
Number of units outstanding*...........................    60,270     6,380        169        463      1,466
                                                         --------   -------     ------     ------    -------
Net asset value per unit outstanding*..................  $   6.39   $  9.52     $ 9.61     $ 8.80    $  8.03
                                                         ========   =======     ======     ======    =======

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                                 MONY Custom Equity Master
--------------------------------------------------------------------------------------------------------------------------
                            Fidelity Variable Insurance Products Funds              Janus Aspen Series
                            -----------------------------------------  --------------------------------------------
                  Dreyfus
 Dreyfus         Socially                                   VIP III
  Stock         Responsible    VIP              VIP II      Growth     Aggressive              Capital    Worldwide
  Index           Growth      Growth          Contrafund Opportunities   Growth    Balanced  Appreciation   Growth
Subaccount      Subaccount  Subaccount        Subaccount  Subaccount   Subaccount Subaccount  Subaccount  Subaccount   Total
----------      ----------- ----------        ---------- ------------- ---------- ---------- ------------ ---------- ----------

   21,988           3,101      12,649            15,784       4,194       18,261     11,019      14,535      15,934
 ========         =======    ========          ========     =======     ========   ========    ========    ========
 $674,324         $88,422    $447,403          $330,381     $64,430     $459,270   $255,689    $333,079    $509,085  $8,422,563
 ========         =======    ========          ========     =======     ========   ========    ========    ========  ==========
 $645,574         $82,707    $423,492          $316,619     $63,375     $401,366   $248,691    $301,173    $454,769  $7,973,274
    1,699             764       1,884             2,081         335        1,937      3,020         772       2,107      37,756
    1,499              64         667               367          69        1,358        159         459         301       9,752
 --------         -------    --------          --------     -------     --------   --------    --------    --------  ----------
  648,772          83,535     426,043           319,067      63,779      404,661    251,870     302,404     457,177   8,020,782
 --------         -------    --------          --------     -------     --------   --------    --------    --------  ----------

    1,608              78         739               420          80        1,425        201         510         376      11,084
    1,699             764       1,884             2,081         335        1,937      3,020         772       2,107      37,756
 --------         -------    --------          --------     -------     --------   --------    --------    --------  ----------
    3,307             842       2,623             2,501         415        3,362      3,221       1,282       2,483      48,840
 --------         -------    --------          --------     -------     --------   --------    --------    --------  ----------
 $645,465         $82,693    $423,420          $316,566     $63,364     $401,299   $248,649    $301,122    $454,694  $7,971,942
 ========         =======    ========          ========     =======     ========   ========    ========    ========  ==========

 $695,136         $96,904    $483,305          $346,113     $69,722     $553,382   $255,541    $366,354    $560,465  $8,710,333
   10,963               1      10,145             5,073        (100)       1,257      6,467       3,096       3,035     262,693
  (31,884)         (8,497)    (46,119)          (20,858)     (5,203)     (95,436)    (6,361)    (36,422)    (54,490)   (551,795)
  (28,750)         (5,715)    (23,911)          (13,762)     (1,055)     (57,904)    (6,998)    (31,906)    (54,316)   (449,289)
 --------         -------    --------          --------     -------     --------   --------    --------    --------  ----------
 $645,465         $82,693    $423,420          $316,566     $63,364     $401,299   $248,649    $301,122    $454,694  $7,971,942
 ========         =======    ========          ========     =======     ========   ========    ========    ========  ==========
   78,584          11,748      57,776            37,789       8,012       90,311     26,527      46,253      71,160
 --------         -------    --------          --------     -------     --------   --------    --------    --------
 $   8.21         $  7.04    $   7.33          $   8.38     $  7.91     $   4.44   $   9.37    $   6.51    $   6.39
 ========         =======    ========          ========     =======     ========   ========    ========    ========

                                     MONY

                              Variable Account L

                            STATEMENT OF OPERATIONS

                     For the year ended December 31, 2001


                                                 MONY Custom Equity Master
                                       --------------------------------------------
                                                  MONY Series Fund, Inc.
                                       --------------------------------------------
                                       Intermediate Long Term  Government   Money
                                        Term Bond      Bond    Securities   Market
                                        Subaccount  Subaccount Subaccount Subaccount
                                       ------------ ---------- ---------- ----------
Dividend income.......................    $  960      $1,095     $  531    $18,123
Distribution from net realized gains..         0           0          0          0
Mortality and expense risk charges....      (124)       (119)      (122)    (2,102)
                                          ------      ------     ------    -------
Net investment income.................       836         976        409     16,021
                                          ------      ------     ------    -------
Realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) on
   investments........................       481         412        383          0
  Net change in unrealized
   appreciation (depreciation) of
   investments........................     1,137         301        594          0
                                          ------      ------     ------    -------
Net realized and unrealized gain
  (loss) on investments...............     1,618         713        977          0
                                          ------      ------     ------    -------
Net increase (decrease) in net assets
  resulting from operations...........    $2,454      $1,689     $1,386    $16,021
                                          ======      ======     ======    =======

                      See notes to financial statements.

                                               MONY Custom Equity Master
------------------------------------------------------------------------------------------------------------------------
                                             Enterprise Accumulation Trust
-----------------------------------------------------------------------------------------------------------------------
           Small Company            International High Yield            Growth and Small Company   Equity     Capital
  Equity       Value      Managed      Growth        Bond      Growth     Income      Growth       Income   Appreciation
Subaccount  Subaccount   Subaccount  Subaccount   Subaccount Subaccount Subaccount  Subaccount   Subaccount  Subaccount
---------- ------------- ---------- ------------- ---------- ---------- ---------- ------------- ---------- ------------
$       0    $    422     $  5,625    $    529     $ 3,649    $  2,213   $  3,348    $      0     $   699     $  1,353
   90,967      42,654       13,457       8,192           0           0          0       8,469           0            0
   (1,529)       (472)        (724)       (227)       (145)     (1,381)    (1,009)       (627)       (188)        (638)
---------    --------     --------    --------     -------    --------   --------    --------     -------     --------
   89,438      42,604       18,358       8,494       3,504         832      2,339       7,842         511          715
---------    --------     --------    --------     -------    --------   --------    --------     -------     --------
  (89,824)    (10,977)      (7,992)    (12,259)       (279)    (18,278)   (15,933)    (10,901)     (1,072)     (22,752)
  (68,120)    (22,560)     (32,257)    (13,112)     (1,717)    (12,826)   (14,041)      9,613      (4,337)      (7,298)
---------    --------     --------    --------     -------    --------   --------    --------     -------     --------
 (157,944)    (33,537)     (40,249)    (25,371)     (1,996)    (31,104)   (29,974)     (1,288)     (5,409)     (30,050)
---------    --------     --------    --------     -------    --------   --------    --------     -------     --------
$ (68,506)   $  9,067     $(21,891)   $(16,877)    $ 1,508    $(30,272)  $(27,635)   $  6,554     $(4,898)    $(29,335)
=========    ========     ========    ========     =======    ========   ========    ========     =======     ========

                                     MONY

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)


                                                                MONY Custom Equity Master
                          -----------------------------------------------------------------------------------------------------
                                              Enterprise Accumulation Trust
                          ---------------------------------------------------------------------
                           Multi-Cap                   Emerging      Worldwide       Mid-Cap       Dreyfus     Dreyfus Socially
                             Growth      Balanced     Countries        Growth         Growth     Stock Index  Responsible Growth
                           Subaccount   Subaccount    Subaccount     Subaccount     Subaccount    Subaccount      Subaccount
                          ------------ ------------ -------------- -------------- -------------- ------------ ------------------
                                                    For the period For the period For the period
                          For the year For the year June 8, 2001** June 8, 2001** June 8, 2001** For the year    For the year
                             ended        ended        through        through        through        ended           ended
                          December 31, December 31,  December 31,   December 31,   December 31,  December 31,    December 31,
                              2001         2001          2001           2001           2001          2001            2001
                          ------------ ------------ -------------- -------------- -------------- ------------ ------------------
Dividend income..........   $      0      $ 685          $  0           $  0          $   0        $  5,230        $     51
Distribution from net
  realized gains.........          0          0             0              0              0           3,330               0
Mortality and expense
  risk charges...........       (907)      (116)           (2)            (3)            (9)         (1,430)           (191)
                            --------      -----          ----           ----          -----        --------        --------
Net investment
  income (loss)..........       (907)       569            (2)            (3)            (9)          7,130            (140)
                            --------      -----          ----           ----          -----        --------        --------
Realized and unrealized
  gain (loss) on
  investments:
  Net realized loss on
   investments...........    (41,378)      (612)          (40)           (98)          (293)        (30,637)         (8,248)
  Net change in
   unrealized
   appreciation
   (depreciation) of
   investments...........      9,788        825           152            130            901         (15,177)         (3,277)
                            --------      -----          ----           ----          -----        --------        --------
Net realized and
  unrealized gain (loss)
  on investments.........    (31,590)       213           112             32            608         (45,814)        (11,525)
                            --------      -----          ----           ----          -----        --------        --------
Net increase (decrease)
  in net assets
  resulting from
  operations.............   $(32,497)     $ 782          $110           $ 29          $ 599        $(38,684)       $(11,665)
                            ========      =====          ====           ====          =====        ========        ========

----------
** Commencement of operations

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                     For the year ended December 31, 2001

                                                                      MONY Custom Equity Master
                                 ----------------------------------------------------------------------------------------
                                 Fidelity Variable Insurance Products Funds              Janus Aspen Series
                                 -----------------------------------------  --------------------------------------------
                                    VIP       VIP II         VIP III        Aggressive              Capital    Worldwide
                                   Growth   Contrafund Growth Opportunities   Growth    Balanced  Appreciation   Growth
                                 Subaccount Subaccount      Subaccount      Subaccount Subaccount  Subaccount  Subaccount
-                                ---------- ---------- -------------------- ---------- ---------- ------------ ----------
Dividend income.................  $      0   $  1,212        $    68        $       0   $  5,611    $  3,168    $  2,042
Distribution from net realized
  gains.........................    11,254      4,848              0                0          0           0           0
Mortality and expense risk
  charges.......................      (990)      (828)          (145)            (951)      (615)       (785)     (1,204)
                                  --------   --------        -------        ---------   --------    --------    --------
Net investment income (loss)....    10,264      5,232            (77)            (951)     4,996       2,383         838
                                  --------   --------        -------        ---------   --------    --------    --------
Realized and unrealized gain
  (loss) on investments:
 Net realized loss on
   investments..................   (45,170)   (20,592)        (4,908)         (89,137)    (5,465)    (34,995)    (50,896)
 Net change in unrealized
   appreciation (depreciation)
   of investments...............    (7,814)    (7,442)         1,115          (23,785)    (5,338)    (13,217)    (28,133)
                                  --------   --------        -------        ---------   --------    --------    --------
Net realized and unrealized loss
  on investments................   (52,984)   (28,034)        (3,793)        (112,922)   (10,803)    (48,212)    (79,029)
                                  --------   --------        -------        ---------   --------    --------    --------
Net decrease in net assets
  resulting from operations.....  $(42,720)  $(22,802)       $(3,870)       $(113,873)  $ (5,807)   $(45,829)   $(78,191)
                                  ========   ========        =======        =========   ========    ========    ========






                                   Total
-                                ---------
Dividend income................. $  56,614
Distribution from net realized
  gains.........................   183,171
Mortality and expense risk
  charges.......................   (17,583)
                                 ---------
Net investment income (loss)....   222,202
                                 ---------
Realized and unrealized gain
  (loss) on investments:
 Net realized loss on
   investments..................  (521,460)
 Net change in unrealized
   appreciation (depreciation)
   of investments...............  (255,895)
                                 ---------
Net realized and unrealized loss
  on investments................  (777,355)
                                 ---------
Net decrease in net assets
  resulting from operations..... $(555,153)
                                 =========

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS

                                                                                 MONY Custom Equity Master
                                                                  ------------------------------------------------------
                                                                                  MONY Series Fund, Inc.
                                                                  ------------------------------------------------------
                                                                                                       Long Term
                                                                         Intermediate                    Bond
                                                                     Term Bond Subaccount             Subaccount
                                                                  --------------------------  --------------------------
                                                                               For the period              For the period
                                                                  For the year June 9, 2000** For the year June 9, 2000**
                                                                     ended        through        ended        through
                                                                  December 31,  December 31,  December 31,  December 31,
                                                                      2001          2000          2001          2000
                                                                  ------------ -------------- ------------ --------------
From operations:
  Net investment income (loss)...................................   $    836      $   (13)      $    976      $    (7)
  Net realized gain (loss) on investments........................        481           29            412           16
  Net change in unrealized appreciation (depreciation) of
   investments...................................................      1,137          479            301          378
                                                                    --------      -------       --------      -------
Net increase (decrease) in net assets resulting from operations..      2,454          495          1,689          387
                                                                    --------      -------       --------      -------
From unit transactions:
  Net proceeds from the issuance of units........................     54,847       16,418         65,177       10,427
  Net asset value of units redeemed or used to meet
   contract obligations..........................................    (12,148)        (816)       (17,053)        (459)
                                                                    --------      -------       --------      -------
Net increase from unit transactions..............................     42,699       15,602         48,124        9,968
                                                                    --------      -------       --------      -------
Net increase in net assets.......................................     45,153       16,097         49,813       10,355
Net assets beginning of period...................................     16,097            0         10,355            0
                                                                    --------      -------       --------      -------
Net assets end of period*........................................   $ 61,250      $16,097       $ 60,168      $10,355
                                                                    ========      =======       ========      =======
Unit transactions:
Units outstanding beginning of period............................      1,530            0            942            0
Units issued during the period...................................      4,957        1,609          5,723          985
Units redeemed during the period.................................     (1,104)         (79)        (1,499)         (43)
                                                                    --------      -------       --------      -------
Units outstanding end of period..................................      5,383        1,530          5,166          942
                                                                    ========      =======       ========      =======
----------
*  Includes undistributed net investment income (loss) of:          $    823      $   (13)      $    969      $    (7)
                                                                    ========      =======       ========      =======

** Commencement of operations

                      See notes to financial statements.

                                           MONY Custom Equity Master
--------------------------------------------------------------------------------------------------------------
                MONY Series Fund, Inc.                               Enterprise Accumulation Trust
------------------------------------------------------  ------------------------------------------------------
        Government                     Money                                               Small Company
        Securities                    Market                      Equity                       Value
        Subaccount                  Subaccount                  Subaccount                  Subaccount
--------------------------  --------------------------  --------------------------  --------------------------
             For the period              For the period              For the period              For the period
For the year May 18, 2000** For the year June 8, 2000** For the year May 5, 2000**  For the year May 3, 2000**
   ended        through        ended        through        ended        through        ended        through
December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
    2001          2000          2001          2000          2001          2000          2001          2000
------------ -------------- ------------ -------------- ------------ -------------- ------------ --------------
  $    409       $   (4)     $   16,021    $   1,049     $  89,438      $ 13,860      $ 42,604      $ 4,449
       383           21               0            0       (89,824)       (6,567)      (10,977)      (1,445)
       594          151               0            0       (68,120)      (37,326)      (22,560)      (2,728)
  --------       ------      ----------    ---------     ---------      --------      --------      -------
     1,386          168          16,021        1,049       (68,506)      (30,033)        9,067          276
  --------       ------      ----------    ---------     ---------      --------      --------      -------
    93,798        6,616       1,828,369      420,053       614,166       265,821       237,430       64,812
   (16,515)        (468)       (584,681)    (379,764)     (125,139)      (12,823)      (53,014)      (3,907)
  --------       ------      ----------    ---------     ---------      --------      --------      -------
    77,283        6,148       1,243,688       40,289       489,027       252,998       184,416       60,905
  --------       ------      ----------    ---------     ---------      --------      --------      -------
    78,669        6,316       1,259,709       41,338       420,521       222,965       193,483       61,181
     6,316            0          41,338            0       222,965             0        61,181            0
  --------       ------      ----------    ---------     ---------      --------      --------      -------
  $ 84,985       $6,316      $1,301,047    $  41,338     $ 643,486      $222,965      $254,664      $61,181
  ========       ======      ==========    =========     =========      ========      ========      =======
       577            0           3,997            0        26,254             0         5,789            0
     8,191          621         172,939       41,193        85,417        27,602        22,117        6,158
    (1,452)         (44)        (55,310)     (37,196)      (18,006)       (1,348)       (4,928)        (369)
  --------       ------      ----------    ---------     ---------      --------      --------      -------
     7,316          577         121,626        3,997        93,665        26,254        22,978        5,789
  ========       ======      ==========    =========     =========      ========      ========      =======

  $    405       $   (4)     $   17,070    $   1,049     $ 103,298      $ 13,860      $ 47,053      $ 4,449
  ========       ======      ==========    =========     =========      ========      ========      =======

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (Continued)

                                                                                 MONY Custom Equity Master
                                                                  ------------------------------------------------------
                                                                               Enterprise Accumulation Trust
                                                                  ------------------------------------------------------
                                                                                                     International
                                                                            Managed                     Growth
                                                                          Subaccount                  Subaccount
                                                                  --------------------------  --------------------------
                                                                               For the period              For the period
                                                                  For the year May 5, 2000**  For the year May 3, 2000**
                                                                     ended        through        ended        through
                                                                  December 31,  December 31,  December 31,  December 31,
                                                                      2001          2000          2001          2000
                                                                  ------------ -------------- ------------ --------------
From operations:
  Net investment income..........................................   $ 18,358      $  4,536      $  8,494      $ 2,638
  Net realized gain (loss) on investments........................     (7,992)       (1,874)      (12,259)        (875)
  Net change in unrealized appreciation (depreciation) of
   investments...................................................    (32,257)        1,232       (13,112)      (3,682)
                                                                    --------      --------      --------      -------
Net increase (decrease) in net assets resulting from operations..    (21,891)        3,894       (16,877)      (1,919)
                                                                    --------      --------      --------      -------
From unit transactions:
  Net proceeds from the issuance of units........................    226,381       128,670        86,356       55,852
  Net asset value of units redeemed or used to meet contract
   obligations...................................................    (40,330)       (4,687)      (24,672)      (6,130)
                                                                    --------      --------      --------      -------
Net increase from unit transactions..............................    186,051       123,983        61,684       49,722
                                                                    --------      --------      --------      -------
Net increase in net assets.......................................    164,160       127,877        44,807       47,803
Net assets beginning of period...................................    127,877             0        47,803            0
                                                                    --------      --------      --------      -------
Net assets end of period*........................................   $292,037      $127,877      $ 92,610      $47,803
                                                                    ========      ========      ========      =======
Unit transactions:
Units outstanding beginning of period............................     12,345             0         5,274            0
Units issued during the period...................................     23,812        12,801        12,354        5,933
Units redeemed during the period.................................     (4,312)         (456)       (3,422)        (659)
                                                                    --------      --------      --------      -------
Units outstanding end of period..................................     31,845        12,345        14,206        5,274
                                                                    ========      ========      ========      =======
----------
*  Includes undistributed net investment income of:                 $ 22,894      $  4,536      $ 11,132      $ 2,638
                                                                    ========      ========      ========      =======

** Commencement of operations

                      See notes to financial statements.

                                           MONY Custom Equity Master
--------------------------------------------------------------------------------------------------------------
                                         Enterprise Accumulation Trust
--------------------------------------------------------------------------------------------------------------
        High Yield                                              Growth and                 Small Company
           Bond                       Growth                      Income                      Growth
        Subaccount                  Subaccount                  Subaccount                  Subaccount
--------------------------  --------------------------  --------------------------  --------------------------
             For the period              For the period              For the period              For the period
For the year June 8, 2000** For the year May 3, 2000**  For the year May 3, 2000**  For the year May 3, 2000**
   ended        through        ended        through        ended        through        ended        through
December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
    2001          2000          2001          2000          2001          2000          2001          2000
------------ -------------- ------------ -------------- ------------ -------------- ------------ --------------
  $  3,504      $   158      $     832      $    586     $   2,339      $     14      $  7,842      $    166
      (279)         (35)       (18,278)       (1,540)      (15,933)          (72)      (10,901)          282
    (1,717)         (70)       (12,826)        4,466       (14,041)       (1,491)        9,613        (1,738)
  --------      -------      ---------      --------     ---------      --------      --------      --------
     1,508           53        (30,272)        3,512       (27,635)       (1,549)        6,554        (1,290)
  --------      -------      ---------      --------     ---------      --------      --------      --------
    76,810       15,182        515,492       240,695       521,272       100,715       238,098       105,946
   (12,573)        (912)      (117,820)      (17,177)     (105,992)      (11,039)      (54,202)       (8,531)
  --------      -------      ---------      --------     ---------      --------      --------      --------
    64,237       14,270        397,672       223,518       415,280        89,676       183,896        97,415
  --------      -------      ---------      --------     ---------      --------      --------      --------
    65,745       14,323        367,400       227,030       387,645        88,127       190,450        96,125
    14,323            0        227,030             0        88,127             0        96,125             0
  --------      -------      ---------      --------     ---------      --------      --------      --------
  $ 80,068      $14,323      $ 594,430      $227,030     $ 475,772      $ 88,127      $286,575      $ 96,125
  ========      =======      =========      ========     =========      ========      ========      ========
     1,453            0         23,359             0         8,752             0         9,464             0
     7,462        1,543         60,795        25,155        56,790         9,822        25,927        10,293
    (1,220)         (90)       (13,953)       (1,796)      (11,736)       (1,070)       (5,952)         (829)
  --------      -------      ---------      --------     ---------      --------      --------      --------
     7,695        1,453         70,201        23,359        53,806         8,752        29,439         9,464
  ========      =======      =========      ========     =========      ========      ========      ========

  $  3,662      $   158      $   1,418      $    586     $   2,353      $     14      $  8,008      $    166
  ========      =======      =========      ========     =========      ========      ========      ========

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                        MONY Custom Equity Master
                                         ------------------------------------------------------
                                                      Enterprise Accumulation Trust
                                         ------------------------------------------------------
                                                   Equity                      Capital
                                                   Income                   Appreciation
                                                 Subaccount                  Subaccount
                                         --------------------------  --------------------------
                                                      For the period              For the period
                                         For the year May 18, 2000** For the year May 4, 2000**
                                            ended        through        ended        through
                                         December 31,  December 31,  December 31,  December 31,
                                             2001          2000          2001          2000
                                         ------------ -------------- ------------ --------------
From operations:
  Net investment income (loss)..........   $    511      $    (2)      $    715      $  2,894
  Net realized gain (loss) on
   investments..........................     (1,072)          70        (22,752)         (683)
  Net change in unrealized appreciation
   (depreciation) of investments........     (4,337)       1,016         (7,298)       (9,478)
                                           --------      -------       --------      --------
Net increase (decrease) in net assets
  resulting from operations.............     (4,898)       1,084        (29,335)       (7,267)
                                           --------      -------       --------      --------
From unit transactions:
  Net proceeds from the issuance of
   units................................     80,770       30,826        223,818       136,240
  Net asset value of units redeemed or
   used to meet contract obligations....    (18,589)      (2,568)       (54,654)      (11,425)
                                           --------      -------       --------      --------
Net increase from unit transactions.....     62,181       28,258        169,164       124,815
                                           --------      -------       --------      --------
Net increase in net assets..............     57,283       29,342        139,829       117,548
Net assets beginning of period..........     29,342            0        117,548             0
                                           --------      -------       --------      --------
Net assets end of period*...............   $ 86,625      $29,342       $257,377      $117,548
                                           ========      =======       ========      ========
Unit transactions:
Units outstanding beginning of period...      2,818            0         12,316             0
Units issued during the period..........      8,493        3,077         28,080        13,448
Units redeemed during the period........     (1,955)        (259)        (6,931)       (1,132)
                                           --------      -------       --------      --------
Units outstanding end of period.........      9,356        2,818         33,465        12,316
                                           ========      =======       ========      ========
----------
*  Includes undistributed net
   investment income (loss) of:            $    509      $    (2)      $  3,609      $  2,894
                                           ========      =======       ========      ========

** Commencement of operations

                      See notes to financial statements.

                                                   MONY Custom Equity Master
-------------------------------------------------------------------------------------------------------------------------------
                                   Enterprise Accumulation Trust
---------------------------------------------------------------------------------------------------
                                                                                                               Dreyfus
         Multi-Cap                                         Emerging      Worldwide       Mid-Cap                Stock
          Growth                     Balanced             Countries        Growth         Growth                Index
        Subaccount                  Subaccount            Subaccount     Subaccount     Subaccount           Subaccount
--------------------------  --------------------------  -------------- -------------- -------------- --------------------------
             For the period              For the period For the period For the period For the period              For the period
For the year May 3, 2000**  For the year May 16, 2000** June 8, 2001** June 8, 2001** June 8, 2001** For the year May 3, 2000**
   ended        through        ended        through        through        through        through        ended        through
December 31,  December 31,  December 31,  December 31,   December 31,   December 31,   December 31,  December 31,  December 31,
    2001          2000          2001          2000           2001           2001           2001          2001          2000
------------ -------------- ------------ -------------- -------------- -------------- -------------- ------------ --------------
  $   (907)     $   (112)     $    569      $    17         $   (2)        $   (3)       $    (9)     $   7,130      $  3,833
   (41,378)       (2,328)         (612)        (112)           (40)           (98)          (293)       (30,637)       (1,247)
     9,788       (23,583)          825          229            152            130            901        (15,177)      (13,573)
  --------      --------      --------      -------         ------         ------        -------      ---------      --------
   (32,497)      (26,023)          782          134            110             29            599        (38,684)      (10,987)
  --------      --------      --------      -------         ------         ------        -------      ---------      --------
   343,187       195,640        76,777        7,677          1,757          4,723         12,526        587,939       248,777

   (77,595)      (17,313)      (23,620)      (1,041)          (236)          (682)        (1,358)      (123,130)      (18,450)
  --------      --------      --------      -------         ------         ------        -------      ---------      --------
   265,592       178,327        53,157        6,636          1,521          4,041         11,168        464,809       230,327
  --------      --------      --------      -------         ------         ------        -------      ---------      --------
   233,095       152,304        53,939        6,770          1,631          4,070         11,767        426,125       219,340
   152,304             0         6,770            0              0              0              0        219,340             0
  --------      --------      --------      -------         ------         ------        -------      ---------      --------
  $385,399      $152,304      $ 60,709      $ 6,770         $1,631         $4,070        $11,767      $ 645,465      $219,340
  ========      ========      ========      =======         ======         ======        =======      =========      ========
    19,707             0           682            0              0              0              0         23,366             0
    52,586        21,605         8,226          789            197            542          1,643         69,968        25,237
   (12,023)       (1,898)       (2,528)        (107)           (28)           (79)          (177)       (14,750)       (1,871)
  --------      --------      --------      -------         ------         ------        -------      ---------      --------
    60,270        19,707         6,380          682            169            463          1,466         78,584        23,366
  ========      ========      ========      =======         ======         ======        =======      =========      ========

  $ (1,019)     $   (112)     $    586      $    17         $   (2)        $   (3)       $    (9)     $  10,963      $  3,833
  ========      ========      ========      =======         ======         ======        =======      =========      ========

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                                    MONY Custom Equity Master
                                                                     ------------------------------------------------------
                                                                                                 Fidelity Variable Insurance
                                                                                                       Products Funds
                                                                                                 --------------------------
                                                                               Dreyfus
                                                                              Socially                       VIP
                                                                         Responsible Growth                Growth
                                                                             Subaccount                  Subaccount
                                                                     --------------------------  --------------------------
                                                                                  For the period              For the period
                                                                     For the year May 11, 2000** For the year May 3, 2000**
                                                                        ended        through        ended        through
                                                                     December 31,  December 31,  December 31,  December 31,
                                                                         2001          2000          2001          2000
                                                                     ------------ -------------- ------------ --------------
From operations:
 Net investment income (loss).......................................   $   (140)     $   141      $  10,264      $   (119)
 Net realized loss on investments...................................     (8,248)        (249)       (45,170)         (949)
 Net change in unrealized appreciation (depreciation) of investments     (3,277)      (2,438)        (7,814)      (16,097)
                                                                       --------      -------      ---------      --------
Net decrease in net assets resulting from operations................    (11,665)      (2,546)       (42,720)      (17,165)
                                                                       --------      -------      ---------      --------
From unit transactions:
 Net proceeds from the issuance of units............................     91,828       26,874        434,904       161,406
 Net asset value of units redeemed or used to meet contract
   obligations......................................................    (18,864)      (2,934)      (102,004)      (11,001)
                                                                       --------      -------      ---------      --------
Net increase from unit transactions.................................     72,964       23,940        332,900       150,405
                                                                       --------      -------      ---------      --------
Net increase in net assets..........................................     61,299       21,394        290,180       133,240
Net assets beginning of period......................................     21,394            0        133,240             0
                                                                       --------      -------      ---------      --------
Net assets end of period*...........................................   $ 82,693      $21,394      $ 423,420      $133,240
                                                                       ========      =======      =========      ========
Unit transactions:
Units outstanding beginning of period...............................      2,344            0         14,902             0
Units issued during the period......................................     11,940        2,640         56,380        16,021
Units redeemed during the period....................................     (2,536)        (296)       (13,506)       (1,119)
                                                                       --------      -------      ---------      --------
Units outstanding end of period.....................................     11,748        2,344         57,776        14,902
                                                                       ========      =======      =========      ========
----------
*Includes undistributed net investment income (loss) of:               $      1      $   141      $  10,145      $   (119)
                                                                       ========      =======      =========      ========

** Commencement of operations

                      See notes to financial statements.

                                           MONY Custom Equity Master
--------------------------------------------------------------------------------------------------------------
      Fidelity Variable Insurance Products Funds                          Janus Aspen Series
------------------------------------------------------  ------------------------------------------------------
          VIP II                      VIP III                   Aggressive
        Contrafund             Growth Opportunities               Growth                     Balanced
        Subaccount                  Subaccount                  Subaccount                  Subaccount
--------------------------  --------------------------  --------------------------  --------------------------
             For the period              For the period              For the period              For the period
For the year May 17, 2000** For the year May 11, 2000** For the year May 3, 2000**  For the year May 5, 2000**
   ended        through        ended        through        ended        through        ended        through
December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
    2001          2000          2001          2000          2001          2000          2001          2000
------------ -------------- ------------ -------------- ------------ -------------- ------------ --------------
  $  5,232      $   (159)     $    (77)     $   (23)     $    (951)     $  2,208      $  4,996      $ 1,471
   (20,592)         (266)       (4,908)        (295)       (89,137)       (6,299)       (5,465)        (896)
    (7,442)       (6,320)        1,115       (2,170)       (23,785)      (34,119)       (5,338)      (1,660)
  --------      --------      --------      -------      ---------      --------      --------      -------
   (22,802)       (6,745)       (3,870)      (2,488)      (113,873)      (38,210)       (5,807)      (1,085)
  --------      --------      --------      -------      ---------      --------      --------      -------
   241,564       179,578        54,447       33,729        465,872       206,852       228,701       87,686
   (65,363)       (9,666)      (15,463)      (2,991)       (99,638)      (19,704)      (54,763)      (6,083)
  --------      --------      --------      -------      ---------      --------      --------      -------
   176,201       169,912        38,984       30,738        366,234       187,148       173,938       81,603
  --------      --------      --------      -------      ---------      --------      --------      -------
   153,399       163,167        35,114       28,250        252,361       148,938       168,131       80,518
   163,167             0        28,250            0        148,938             0        80,518            0
  --------      --------      --------      -------      ---------      --------      --------      -------
  $316,566      $163,167      $ 63,364      $28,250      $ 401,299      $148,938      $248,649      $80,518
  ========      ========      ========      =======      =========      ========      ========      =======
    17,007             0         3,045            0         20,212             0         8,160            0
    28,573        17,987         6,917        3,345         90,124        22,314        24,202        8,768
    (7,791)         (980)       (1,950)        (300)       (20,025)       (2,102)       (5,835)        (608)
  --------      --------      --------      -------      ---------      --------      --------      -------
    37,789        17,007         8,012        3,045         90,311        20,212        26,527        8,160
  ========      ========      ========      =======      =========      ========      ========      =======

  $  5,073      $   (159)     $   (100)     $   (23)     $   1,257      $  2,208      $  6,467      $ 1,471
  ========      ========      ========      =======      =========      ========      ========      =======

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                        MONY Custom Equity Master
                                           ----------------------------------------------------------------------------------
                                                             Janus Aspen Series
                                           ------------------------------------------------------
                                                     Capital                    Worldwide
                                                  Appreciation                   Growth
                                                   Subaccount                  Subaccount                     Total
                                           --------------------------  --------------------------  --------------------------
                                                        For the period              For the period
                                           For the year May 3, 2000**  For the year May 3, 2000**  For the year For the period
                                              ended        through        ended        through        ended         ended
                                           December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
                                               2001          2000          2001          2000          2001          2000
                                           ------------ -------------- ------------ -------------- ------------ --------------
From operations:
 Net investment income....................   $  2,383      $    713     $     838      $  2,197    $   222,202    $   40,491
 Net realized loss on investments.........    (34,995)       (1,427)      (50,896)       (3,594)      (521,460)      (30,335)
 Net change in unrealized depreciation of
   investments............................    (13,217)      (18,689)      (28,133)      (26,183)      (255,895)     (193,394)
                                             --------      --------     ---------      --------    -----------    ----------
Net decrease in net assets resulting from
  operations..............................    (45,829)      (19,403)      (78,191)      (27,580)      (555,153)     (183,238)
                                             --------      --------     ---------      --------    -----------    ----------
From unit transactions:
 Net proceeds from the issuance of units..    273,738       177,591       404,800       273,335      8,085,547     3,197,418
 Net asset value of units redeemed or used
   to meet contract obligations...........    (69,512)      (15,463)     (102,101)      (15,569)    (1,991,711)     (580,921)
                                             --------      --------     ---------      --------    -----------    ----------
Net increase from unit transactions.......    204,226       162,128       302,699       257,766      6,093,836     2,616,497
                                             --------      --------     ---------      --------    -----------    ----------
Net increase in net assets................    158,397       142,725       224,508       230,186      5,538,683     2,433,259
Net assets beginning of period............    142,725             0       230,186             0      2,433,259             0
                                             --------      --------     ---------      --------    -----------    ----------
Net assets end of period*.................   $301,122      $142,725     $ 454,694      $230,186    $ 7,971,942    $2,433,259
                                             ========      ========     =========      ========    ===========    ==========
Unit transactions:
Units outstanding beginning of period.....     17,106             0        27,835             0
Units issued during the period............     39,167        18,775        58,551        29,513
Units redeemed during the period..........    (10,020)       (1,669)      (15,226)       (1,678)
                                             --------      --------     ---------      --------
Units outstanding end of period...........     46,253        17,106        71,160        27,835
                                             ========      ========     =========      ========
----------
*Includes undistributed net investment
 income of:                                  $  3,096      $    713     $   3,035      $  2,197    $   262,693    $   40,491
                                             ========      ========     =========      ========    ===========    ==========

** Commencement of operations

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                         NOTES TO FINANCIAL STATEMENTS

1.  Organization and Business:

   MONY Variable Account L (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist), Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master). These policies are issued by MONY. For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Equity Master) is presented here.

   There are twenty-eight MONY Custom Equity Master Subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). Certain subaccounts of MONY Custom Equity Master commenced operations during the year ended December 31, 2000, and the remaining subaccounts commenced operations during the period ended December 31, 2001. The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY to the policyholders.

2.  Significant Accounting Policies:

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolio is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions of net realized gains are recorded on the ex-dividend date. Investment income includes dividends from net investment income and distribution of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



3.  Related Party Transactions:

   MONY is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY. A surrender charge may be imposed by MONY when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for such purposes for all of the MONY Custom Equity Master Subaccounts for the period ended December 31, 2001 aggregated $1,649,039.

   MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of the average daily net assets of each of the MONY Custom Equity Master subaccounts. As MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY and MONY America receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the period ended December 31, 2001, MONY received $2,565 in connection with MONY Custom Equity Master subaccounts.

4.  Investment Transactions:

   Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the period ended December 31, 2001 were as follows:

                                             Cost of Shares
                                                Acquired
                                               (Excludes     Proceeds from
MONY Custom Equity Master Subaccounts        Reinvestments) Shares Redeemed
-------------------------------------        -------------- ---------------

MONY Series Fund, Inc.
Intermediate Term Bond Portfolio............   $   55,653     $   13,077
Long Term Bond Portfolio....................       72,394         24,385
Government Securities Portfolio.............       96,470         19,299
Money Market Portfolio......................    2,861,073      1,619,324

Enterprise Accumulation Trust
Equity Portfolio............................      646,196        158,729
Small Company Value Portfolio...............      247,004         63,061
Managed Portfolio...........................      231,817         46,517
International Growth Portfolio..............       89,632         28,195
High Yield Bond Portfolio...................       78,829         14,728
Growth Portfolio............................      541,332        145,080
Growth and Income Portfolio.................      541,854        127,555
Small Company Growth Portfolio..............      246,690         63,433

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


4.  Investment Transactions: (continued)

                                             Cost of Shares
                                                Acquired
                                               (Excludes     Proceeds from
MONY Custom Equity Master Subaccounts        Reinvestments) Shares Redeemed
-------------------------------------        -------------- ---------------
Equity Income Portfolio.....................    $ 95,983       $ 33,987
Capital Appreciation Portfolio..............     231,402         62,913
Multi-Cap Growth Portfolio..................     357,422         92,771
Balanced Portfolio..........................      93,193         40,147
Emerging Countries Portfolio................       1,922            403
Worldwide Growth Portfolio..................       4,780            741
Mid-Cap Growth Portfolio....................      13,175          2,014

Dreyfus
Dreyfus Stock Index Fund....................     621,460        158,101
Dreyfus Socially Responsible Growth Fund,
  Inc.......................................     113,557         40,786

Fidelity Variable Insurance Products Funds
VIP Growth Portfolio........................     456,240        124,055
VIP II Contrafund Portfolio.................     261,609         86,299
VIP III Growth Opportunities Portfolio......      62,330         23,498

Janus Aspen Series
Aggressive Growth Portfolio.................     496,559        131,304
Balanced Portfolio..........................     241,901         68,586
Capital Appreciation Portfolio..............     301,538         98,151
Worldwide Growth Portfolio..................     432,038        130,624

5.  Financial Highlights:

   For a unit outstanding throughout the period ended December 31, 2001:

                                                 At December 31, 2001      For the period ended December 31, 2001
                                             ----------------------------- -------------------------------------
                                                                           Investment
                                                                Net Assets   Income             Expense   Total
MONY Custom Equity Master Subaccounts         Units  Unit Value  (000's)     Ratio*             Ratio** Return***
-------------------------------------        ------- ---------- ---------- ----------           ------- ---------

MONY Series Fund, Inc.
Intermediate Term Bond Subaccount...........   5,383   $11.38     $   61      2.71%              0.35%     8.17%
Long Term Bond Subaccount...................   5,166    11.65         60      3.22               0.35      5.91
Government Securities Subaccount............   7,316    11.62         85      1.52               0.35      6.22
Money Market Subaccount..................... 121,626    10.70      1,301      3.02               0.35      3.48

Enterprise Accumulation Trust
Equity Subaccount...........................  93,665     6.87        643      0.00               0.35    (19.08)
Small Company Value Subaccount..............  22,978    11.08        255      0.31               0.35      4.82
Managed Subaccount..........................  31,845     9.17        292      2.72               0.35    (11.49)
International Growth Subaccount.............  14,206     6.52         93      0.82               0.35    (28.04)
High Yield Bond Subaccount..................   7,695    10.40         80      8.81               0.35      5.48
Growth Subaccount...........................  70,201     8.47        594      0.56               0.35    (12.86)
Growth and Income Subaccount................  53,806     8.84        476      1.16               0.35    (12.21)
Small Company Growth Subaccount.............  29,439     9.73        287      0.00               0.35     (4.23)
Equity Income Subaccount....................   9,356     9.26         87      1.30               0.35    (11.05)

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



5. Financial Highlights: (continued)

                                                 At December 31, 2001     For the period ended December 31, 2001
                                             ---------------------------- --------------------------------------
                                                                          Investment
                                                               Net Assets   Income         Expense       Total
MONY Custom Equity Master Subaccounts        Units  Unit Value  (000's)     Ratio*         Ratio**     Return***
-------------------------------------        ------ ---------- ---------- ----------       -------     ---------
Capital Appreciation Subaccount............. 33,465   $7.69       $257       0.74%          0.35%       (19.39)%
Multi-Cap Growth Subaccount................. 60,270    6.39        385       0.00           0.35        (17.34)
Balanced Subaccount.........................  6,380    9.52         61       2.07           0.35         (4.13)
Emerging Countries Subaccount (1)...........    169    9.61          2       0.00(/\)       0.35(/\)     (3.90)
Worldwide Growth Subaccount (1).............    463    8.80          4       0.00(/\)       0.35(/\)    (12.00)
Mid-Cap Growth Subaccount (1)...............  1,466    8.03         12       0.00(/\)       0.35(/\)    (19.70)

Dreyfus
Dreyfus Stock Index Subaccount.............. 78,584    8.21        645       1.28           0.35        (12.57)
Dreyfus Socially Responsible Growth
  Subaccount................................ 11,748    7.04         83       0.09           0.35        (22.89)

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount....................... 57,776    7.33        423       0.00           0.35        (18.01)
VIP II Contrafund Subaccount................ 37,789    8.38        317       0.51           0.35        (12.62)
VIP III Growth Opportunities Subaccount.....  8,012    7.91         63       0.16           0.35        (14.76)

Janus Aspen Series
Aggressive Growth Subaccount................ 90,311    4.44        401       0.00           0.35        (39.76)
Balanced Subaccount......................... 26,527    9.37        249       3.19           0.35         (5.07)
Capital Appreciation Subaccount............. 46,253    6.51        301       1.41           0.35        (21.94)
Worldwide Growth Subaccount................. 71,160    6.39        455       0.59           0.35        (22.73)

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(/\) Annualized
(1)  For the period June 8, 2001 (commencement of operations) through
     December 31, 2001.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company and the
Contractholders of MONY Variable Account L -- MONY Custom Estate Master

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of MONY Custom Estate Master's Subaccounts of MONY Variable Account L at December 31, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 12, 2002

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     MONY

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2001

                                            MONY Custom Estate Master
                                  ---------------------------------------------
                                             MONY Series Fund, Inc.
                                  ---------------------------------------------
                                  Intermediate Long Term  Government   Money
                                   Term Bond      Bond    Securities   Market
                                   Subaccount  Subaccount Subaccount Subaccount
                                  ------------ ---------- ---------- ----------
             ASSETS
Shares held in respective Funds..        87         851        394     383,134
                                     ======     =======     ======    ========
Investments at cost..............    $  962     $11,059     $4,426    $383,134
                                     ======     =======     ======    ========
Investments in respective Funds,
  at net asset value.............    $  975     $11,384     $4,520    $383,134
Amount due from MONY.............         0           0          0           0
                                     ------     -------     ------    --------
       Total assets..............       975      11,384      4,520     383,134
                                     ------     -------     ------    --------
          LIABILITIES
Amount due to respective Funds...         0           0          0           0
Amount due to MONY...............         0           2          1          65
                                     ------     -------     ------    --------
       Total liabilities.........         0           2          1          65
                                     ------     -------     ------    --------
Net assets.......................    $  975     $11,382     $4,519    $383,069
                                     ======     =======     ======    ========
Net assets consist of:
  Contractholders' net payments..    $  960     $10,529     $4,417    $374,468
  Undistributed net investment
   income (loss).................        (1)        488          5       8,601
  Accumulated net realized gain
   on investments................         3          40          3           0
  Net unrealized appreciation of
   investments...................        13         325         94           0
                                     ------     -------     ------    --------
Net assets.......................    $  975     $11,382     $4,519    $383,069
                                     ======     =======     ======    ========
Number of units outstanding*.....        93       1,011        434      35,225
                                     ------     -------     ------    --------
Net asset value per unit
  outstanding*...................    $10.52     $ 11.26     $10.41    $  10.88
                                     ======     =======     ======    ========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001


                                           MONY Custom Estate Master
                               ------------------------------------------------
                                         Enterprise Accumulation Trust
                               ------------------------------------------------
                                          Small Company            International
                                 Equity       Value      Managed      Growth
                               Subaccount  Subaccount   Subaccount  Subaccount
                               ---------- ------------- ---------- -------------
           ASSETS
Shares held in respective
  Funds.......................     3,154       2,278         732        5,666
                                ========     =======     =======      =======
Investments at cost...........  $ 65,240     $51,889     $15,805      $32,085
                                ========     =======     =======      =======
Investments in respective
  Funds, at net asset value...  $ 54,690     $44,630     $14,356      $24,535
Amount due from MONY..........         0           6           0            6
                                --------     -------     -------      -------
       Total assets...........    54,690      44,636      14,356       24,541
                                --------     -------     -------      -------
         LIABILITIES
Amount due to respective Funds         0           6           0            6
Amount due to MONY............        10           8           2            4
                                --------     -------     -------      -------
       Total liabilities......        10          14           2           10
                                --------     -------     -------      -------
Net assets....................  $ 54,680     $44,622     $14,354      $24,531
                                ========     =======     =======      =======
Net assets consist of:
  Contractholders' net
   payments...................  $ 60,510     $43,400     $14,987      $30,533
  Undistributed net
   investment income (loss)...    10,865      11,550       1,707        2,855
  Accumulated net realized
   gain (loss) on investments.    (6,145)     (3,069)       (891)      (1,307)
  Net unrealized appreciation
   (depreciation) of
   investments................   (10,550)     (7,259)     (1,449)      (7,550)
                                --------     -------     -------      -------
Net assets....................  $ 54,680     $44,622     $14,354      $24,531
                                ========     =======     =======      =======
Number of units outstanding*..     6,726       4,236       1,617        4,047
                                --------     -------     -------      -------
Net asset value per unit
  outstanding*................  $   8.13     $ 10.54     $  8.88      $  6.06
                                ========     =======     =======      =======

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                            MONY Custom Estate Master
--------------------------------------------------------------------------------
                          Enterprise Accumulation Trust
--------------------------------------------------------------------------------
High Yield            Growth and Small Company   Equity     Capital    Multi-Cap
   Bond      Growth     Income      Growth       Income   Appreciation   Growth
Subaccount Subaccount Subaccount  Subaccount   Subaccount  Subaccount  Subaccount
---------- ---------- ---------- ------------- ---------- ------------ ----------
   2,342     11,491      5,761        3,652       2,480       4,779       6,288
 =======    =======    =======      =======     =======     =======     =======
 $10,770    $63,063    $33,507      $28,571     $12,949     $31,076     $58,881
 =======    =======    =======      =======     =======     =======     =======
 $10,162    $59,870    $31,164      $28,741     $12,451     $27,194     $53,004
       0          0          0            6           0           6           6
 -------    -------    -------      -------     -------     -------     -------
  10,162     59,870     31,164       28,747      12,451      27,200      53,010
 -------    -------    -------      -------     -------     -------     -------
       0          0          0            6           0           6           6
       2         10          5            5           2           5           9
 -------    -------    -------      -------     -------     -------     -------
       2         10          5           11           2          11          15
 -------    -------    -------      -------     -------     -------     -------
 $10,160    $59,860    $31,159      $28,736     $12,449     $27,189     $52,995
 =======    =======    =======      =======     =======     =======     =======
 $ 9,848    $65,637    $33,945      $27,897     $12,675     $31,855     $63,241
     972        262        170          842          77         556        (170)
     (52)    (2,846)      (613)        (173)        195      (1,340)     (4,199)
    (608)    (3,193)    (2,343)         170        (498)     (3,882)     (5,877)
 -------    -------    -------      -------     -------     -------     -------
 $10,160    $59,860    $31,159      $28,736     $12,449     $27,189     $52,995
 =======    =======    =======      =======     =======     =======     =======
   1,004      7,125      3,587        2,949       1,282       3,721       9,181
 -------    -------    -------      -------     -------     -------     -------
 $ 10.12    $  8.40    $  8.69      $  9.74     $  9.71     $  7.31     $  5.77
 =======    =======    =======      =======     =======     =======     =======

                                     MONY

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001


                                              MONY Custom Estate Master
                                 ---------------------------------------------------
                                 Enterprise Accumulation Trust
                                 -----------------------------
                                                                           Dreyfus
                                                               Dreyfus    Socially
                                                    Mid-Cap     Stock    Responsible
                                  Balanced           Growth     Index      Growth
                                 Subaccount        Subaccount Subaccount Subaccount
                                 ----------        ---------- ---------- -----------
             ASSETS
  Shares held in respective
    Funds.......................       80                 2      2,844         552
                                   ======            ======    =======     =======
  Investments at cost...........   $  379            $   14    $90,984     $16,187
                                   ======            ======    =======     =======
  Investments in respective
    Funds, at net asset value...   $  391            $   14    $83,515     $14,729
  Amount due from MONY..........        0                 0          0           0
                                   ------            ------    -------     -------
         Total assets...........      391                14     83,515      14,729
                                   ------            ------    -------     -------
           LIABILITIES
  Amount due to respective Funds        0                 0          0           0
  Amount due to MONY............        0                 0         14           2
                                   ------            ------    -------     -------
         Total liabilities......        0                 0         14           2
                                   ------            ------    -------     -------
  Net assets....................   $  391            $   14    $83,501     $14,727
                                   ======            ======    =======     =======
  Net assets consist of:
    Contractholders' net
     payments...................   $  372            $   14    $91,794     $17,740
    Undistributed net
     investment income..........        6                 0      1,425          21
    Accumulated net realized
     gain (loss) on investments.        1                 0     (2,249)     (1,576)
    Net unrealized appreciation
     (depreciation) of
     investments................       12                 0     (7,469)     (1,458)
                                   ------            ------    -------     -------
  Net assets....................   $  391            $   14    $83,501     $14,727
                                   ======            ======    =======     =======
  Number of units outstanding*..       37                 1     10,189       2,190
                                   ------            ------    -------     -------
  Net asset value per unit
    outstanding*................   $10.51            $10.58    $  8.20     $  6.72
                                   ======            ======    =======     =======

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                     MONY Custom Estate Master
----------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Funds              Janus Aspen Series
------------------------------------------ --------------------------------------------

                                VIP III
   VIP              VIP II      Growth     Aggressive              Capital    Worldwide
  Growth          Contrafund Opportunities   Growth    Balanced  Appreciation   Growth
Subaccount        Subaccount  Subaccount   Subaccount Subaccount  Subaccount  Subaccount   Total
----------        ---------- ------------- ---------- ---------- ------------ ---------- ----------
   2,085             2,097        1,201       1,583      1,556       2,127       2,361
 =======           =======      =======     =======    =======     =======     =======
 $76,366           $44,987      $18,841     $43,507    $36,460     $52,004     $75,746   $1,258,892
 =======           =======      =======     =======    =======     =======     =======   ==========
 $69,817           $42,059      $18,148     $34,796    $35,119     $44,072     $67,377   $1,170,847
       0                 6            6           6          0           6           6           60
 -------           -------      -------     -------    -------     -------     -------   ----------
  69,817            42,065       18,154      34,802     35,119      44,078      67,383    1,170,907
 -------           -------      -------     -------    -------     -------     -------   ----------
       0                 6            6           6          0           6           6           60
      11                 7            3           6          6           8          11          198
 -------           -------      -------     -------    -------     -------     -------   ----------
      11                13            9          12          6          14          17          258
 -------           -------      -------     -------    -------     -------     -------   ----------
 $69,806           $42,052      $18,145     $34,790    $35,113     $44,064     $67,366   $1,170,649
 =======           =======      =======     =======    =======     =======     =======   ==========
 $78,260           $45,413      $19,521     $52,496    $36,005     $54,461     $81,073   $1,262,051
   1,606               657           80         813        928         557         968       45,840
  (3,511)           (1,090)        (763)     (9,808)      (479)     (3,022)     (6,306)     (49,197)
  (6,549)           (2,928)        (693)     (8,711)    (1,341)     (7,932)     (8,369)     (88,045)
 -------           -------      -------     -------    -------     -------     -------   ----------
 $69,806           $42,052      $18,145     $34,790    $35,113     $44,064     $67,366   $1,170,649
 =======           =======      =======     =======    =======     =======     =======   ==========
   9,189             5,132        2,459       9,449      3,671       7,623      10,066
 -------           -------      -------     -------    -------     -------     -------
 $  7.60           $  8.19      $  7.38     $  3.68    $  9.57     $  5.78     $  6.69
 =======           =======      =======     =======    =======     =======     =======

                                     MONY

                              Variable Account L

                            STATEMENT OF OPERATIONS

                                                          MONY Custom Estate Master
                     ---------------------------------------------------------------------------------------------------
                                        MONY Series Fund, Inc.                         Enterprise Accumulation Trust
                     ------------------------------------------------------------  -------------------------------------
                                                                                                   Small
                       Intermediate     Long Term      Government        Money                    Company
                         Term Bond         Bond        Securities        Market       Equity       Value       Managed
                        Subaccount      Subaccount     Subaccount      Subaccount   Subaccount   Subaccount   Subaccount
                     ----------------- ------------ ----------------- ------------ ------------ ------------ ------------
                      For the period     For the     For the period     For the    For the year For the year For the year
                      April 2, 2001**   year ended  March 14, 2001**   year ended     ended        ended        ended
                          through      December 31,      through      December 31, December 31, December 31, December 31,
                     December 31, 2001     2001     December 31, 2001     2001         2001         2001         2001
                     ----------------- ------------ ----------------- ------------ ------------ ------------ ------------
Dividend income.....        $ 0            $530           $ 12           $6,535      $      0     $    94      $   315
Distribution from
  net realized gains          0               0              0                0         8,790       9,531          755
Mortality and
  expense risk
  charges...........         (1)            (36)            (7)            (708)         (142)       (111)         (40)
                            ---            ----           ----           ------      --------     -------      -------
Net investment
  income (loss).....         (1)            494              5            5,827         8,648       9,514        1,030
                            ---            ----           ----           ------      --------     -------      -------
Realized and
  unrealized gain
  (loss) on
  investments:
  Net realized gain
   (loss) on
   investments......          3              37              3                0        (3,785)       (804)        (835)
  Net change in
   unrealized
   appreciation
   (depreciation)
   of investments...         13              60             94                0        (9,555)     (7,126)        (846)
                            ---            ----           ----           ------      --------     -------      -------
Net realized and
  unrealized gain
  (loss) on
  investments.......         16              97             97                0       (13,340)     (7,930)      (1,681)
                            ---            ----           ----           ------      --------     -------      -------
Net increase
  (decrease) in net
  assets resulting
  from operations...        $15            $591           $102           $5,827      $ (4,692)    $ 1,584      $  (651)
                            ===            ====           ====           ======      ========     =======      =======

----------
** Commencement of operations

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                     For the year ended December 31, 2001


                                                           MONY Custom Estate Master
                               --------------------------------------------------------------------------------
                                                         Enterprise Accumulation Trust
                               --------------------------------------------------------------------------------
                                                                     Growth     Small
                               International High Yield               and      Company     Equity     Capital
                                  Growth        Bond      Growth     Income     Growth     Income   Appreciation
                                Subaccount   Subaccount Subaccount Subaccount Subaccount Subaccount  Subaccount
                               ------------- ---------- ---------- ---------- ---------- ---------- ------------
Dividend income...............    $   146      $ 854     $   219    $   242     $   0     $    99     $   160
Distribution from net
  realized gains..............      2,262          0           0          0       883           0           0
Mortality and expense risk
  charges.....................        (72)       (34)       (151)       (78)      (75)        (43)        (78)
                                  -------      -----     -------    -------     -----     -------     -------
Net investment income.........      2,336        820          68        164       808          56          82
                                  -------      -----     -------    -------     -----     -------     -------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................     (1,178)       (47)     (2,634)      (617)     (201)        171      (1,204)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................     (6,782)      (290)     (2,248)    (2,117)      299      (1,073)     (2,724)
                                  -------      -----     -------    -------     -----     -------     -------
Net realized and unrealized
  gain (loss) on investments..     (7,960)      (337)     (4,882)    (2,734)       98        (902)     (3,928)
                                  -------      -----     -------    -------     -----     -------     -------
Net increase (decrease) in
  net assets resulting from
  operations..................    $(5,624)     $(483)    $(4,814)   $(2,570)    $ 906     $  (846)    $(3,846)
                                  =======      =====     =======    =======     =====     =======     =======

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                                                        MONY Custom Estate Master
                               ---------------------------------------------------------------------------
                                         Enterprise Accumulation Trust
                               --------------------------------------------------
                                                                                                 Dreyfus
                                                                                    Dreyfus      Socially
                                Multi-Cap                           Mid-Cap          Stock     Responsible
                                  Growth        Balanced            Growth           Index        Growth
                                Subaccount     Subaccount         Subaccount       Subaccount   Subaccount
                               ------------ ----------------- ------------------- ------------ ------------
                               For the year  For the period     For the period    For the year For the year
                                  ended      April 2, 2001**  November 21, 2001**    ended        ended
                               December 31,      through            through       December 31, December 31,
                                   2001     December 31, 2001  December 31, 2001      2001         2001
                               ------------ ----------------- ------------------- ------------ ------------
Dividend income...............   $     0           $ 6                $0            $   259      $     9
Distribution from net                                                                   863
  realized gains..............         0             0                 0                               0
Mortality and expense risk                                                             (186)
  charges.....................      (146)            0                 0                             (33)
                                 -------           ---                --            -------      -------
Net investment income (loss)..      (146)            6                 0               936           (24)
                                 -------           ---                --            -------      -------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on                                                        (2,187)
   investments................    (3,729)            1                 0                          (1,078)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................    (1,686)           12                 0             (4,494)        (998)
                                 -------           ---                --            -------      -------
Net realized and unrealized
  gain (loss) on investments..    (5,415)           13                 0             (6,681)      (2,076)
                                 -------           ---                --            -------      -------
Net increase (decrease) in
  net assets resulting from
  operations..................   $(5,561)          $19                $0            $(5,745)     $(2,100)
                                 =======           ===                ==            =======      =======

----------
** Commencement of operations

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                     For the year ended December 31, 2001


                                                                     MONY Custom Estate Master
                                ---------------------------------------------------------------------------------------
                                Fidelity Variable Insurance Products Funds              Janus Aspen Series
                                ----------------------------------------- --------------------------------------------
                                                               VIP III
                                   VIP             VIP II      Growth     Aggressive              Capital    Worldwide
                                  Growth         Contrafund Opportunities   Growth    Balanced  Appreciation   Growth
                                Subaccount       Subaccount  Subaccount   Subaccount Subaccount  Subaccount  Subaccount
                                ----------       ---------- ------------- ---------- ---------- ------------ ----------
Dividend income................  $     0          $   154      $    20     $      0   $   803     $   584     $    290
Distribution from net
  realized gains...............    1,639              614            0            0         0           0            0
Mortality and expense risk
  charges......................     (180)             (96)         (42)         (96)      (90)       (130)        (159)
                                 -------          -------      -------     --------   -------     -------     --------
Net investment income (loss)...    1,459              672          (22)         (96)      713         454          131
                                 -------          -------      -------     --------   -------     -------     --------
Realized and unrealized gain
  (loss) on investments:
  Net realized loss on
   investments.................   (3,339)            (855)        (730)      (9,172)     (456)     (2,907)      (4,931)
  Net change in unrealized
   depreciation of investments.   (5,686)          (2,521)        (392)      (3,445)   (1,161)     (5,696)      (5,308)
                                 -------          -------      -------     --------   -------     -------     --------
Net realized and unrealized
  loss on investments..........   (9,025)          (3,376)      (1,122)     (12,617)   (1,617)     (8,603)     (10,239)
                                 -------          -------      -------     --------   -------     -------     --------
Net decrease in net assets
  resulting from operations....  $(7,566)         $(2,704)     $(1,144)    $(12,713)  $  (904)    $(8,149)    $(10,108)
                                 =======          =======      =======     ========   =======     =======     ========







                                  Total
                                ---------
Dividend income................ $  11,331
Distribution from net
  realized gains...............    25,337
Mortality and expense risk
  charges......................    (2,734)
                                ---------
Net investment income (loss)...    33,934
                                ---------
Realized and unrealized gain
  (loss) on investments:
  Net realized loss on
   investments.................   (40,474)
  Net change in unrealized
   depreciation of investments.   (63,670)
                                ---------
Net realized and unrealized
  loss on investments..........  (104,144)
                                ---------
Net decrease in net assets
  resulting from operations.... $ (70,210)
                                =========

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS

                                                   MONY Custom Estate Master
                               -----------------------------------------------------------------
                                                     MONY Series Fund, Inc.
                               -----------------------------------------------------------------
                                 Intermediate              Long Term               Government
                                   Term Bond                  Bond                 Securities
                                  Subaccount               Subaccount              Subaccount
                               ----------------- -----------------------------  -----------------
                                For the period     For the     For the period    For the period
                                April 2, 2001**   year ended  August 8, 2000**  March 14, 2001**
                                    through      December 31,      through           through
                               December 31, 2001     2001     December 31, 2000 December 31, 2001
                               ----------------- ------------ ----------------- -----------------
From operations:
 Net investment income (loss).        $(1)         $   494         $   (6)           $    5
 Net realized gain (loss) on
   investments................           3              37              3                 3
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................          13              60            265                94
                                    ------         -------         ------            ------
Net increase (decrease) in
 net assets resulting from
 operations...................          15             591            262               102
                                    ------         -------         ------            ------
From unit transactions:
 Net proceeds from the
   issuance of units..........       1,045           2,505          8,905             5,006
 Net asset value of units
   redeemed or used to meet
   contract obligations.......        (85)            (593)          (288)             (589)
                                    ------         -------         ------            ------
Net increase from unit
 transactions.................         960           1,912          8,617             4,417
                                    ------         -------         ------            ------
Net increase in net assets....         975           2,503          8,879             4,519
Net assets beginning of period           0           8,879              0                 0
                                    ------         -------         ------            ------
Net assets end of period*.....      $  975         $11,382         $8,879            $4,519
                                    ======         =======         ======            ======
Unit transactions:
Units outstanding beginning
 of period....................           0             835              0                 0
Units issued during the period         101             230            864               492
Units redeemed during the
 period.......................          (8)            (54)           (29)              (58)
                                    ------         -------         ------            ------
Units outstanding end of
 period.......................          93           1,011            835               434
                                    ======         =======         ======            ======
----------
*  Includes undistributed net
   investment income (loss)
   of:                              $   (1)        $   488         $   (6)           $    5
                                    ======         =======         ======            ======

** Commencement of operations

                      See notes to financial statements.

                                                  MONY Custom Estate Master
----------------------------------------------------------------------------------------------------------------------------
     MONY Series Fund, Inc.                                     Enterprise Accumulation Trust
-------------------------------  -------------------------------------------------------------------------------------------
             Money                                                      Small Company
             Market                          Equity                         Value                         Managed
           Subaccount                      Subaccount                     Subaccount                     Subaccount
-------------------------------  -----------------------------  -----------------------------  -----------------------------
  For the      For the period      For the     For the period     For the     For the period     For the     For the period
 year ended  February 11, 2000**  year ended  January 4, 2000**  year ended  April 10, 2000**   year ended  April 10, 2000**
December 31,       through       December 31,      through      December 31,      through      December 31,      through
    2001      December 31, 2000      2001     December 31, 2000     2001     December 31, 2000     2001     December 31, 2000
------------ ------------------- ------------ ----------------- ------------ ----------------- ------------ -----------------
  $  5,827         $ 2,774         $ 8,648         $ 2,217        $ 9,514         $ 2,036        $ 1,030         $  677
         0               0          (3,785)         (2,360)          (804)         (2,265)          (835)           (56)
         0               0          (9,555)           (995)        (7,126)           (133)          (846)          (603)
  --------         -------         -------         -------        -------         -------        -------         ------
     5,827           2,774          (4,692)         (1,138)         1,584            (362)          (651)            18
  --------         -------         -------         -------        -------         -------        -------         ------
   356,079          94,370          56,343          11,044         31,688          16,452         17,719          2,563
   (67,279)         (8,702)         (6,293)           (584)        (4,129)           (611)        (5,076)          (219)
  --------         -------         -------         -------        -------         -------        -------         ------
   288,800          85,668          50,050          10,460         27,559          15,841         12,643          2,344
  --------         -------         -------         -------        -------         -------        -------         ------
   294,627          88,442          45,358           9,322         29,143          15,479         11,992          2,362
    88,442               0           9,322               0         15,479               0          2,362              0
  --------         -------         -------         -------        -------         -------        -------         ------
  $383,069         $88,442         $54,680         $ 9,322        $44,622         $15,479        $14,354         $2,362
  ========         =======         =======         =======        =======         =======        =======         ======
     8,412               0             928               0          1,541               0            236              0
    33,096           9,254           6,560             978          3,125           1,602          1,912            258
    (6,283)           (842)           (762)            (50)          (430)            (61)          (531)           (22)
  --------         -------         -------         -------        -------         -------        -------         ------
    35,225           8,412           6,726             928          4,236           1,541          1,617            236
  ========         =======         =======         =======        =======         =======        =======         ======

  $  8,601         $ 2,774         $10,865         $ 2,217        $11,550         $ 2,036        $ 1,707         $  677
  ========         =======         =======         =======        =======         =======        =======         ======

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                 MONY Custom Estate Master
                               ------------------------------------------------------------
                                               Enterprise Accumulation Trust
                               ------------------------------------------------------------
                                       International                    High Yield
                                           Growth                          Bond
                                         Subaccount                     Subaccount
                               -----------------------------  -----------------------------
                                 For the     For the period     For the     For the period
                                year ended  January 4, 2000**  year ended  August 8, 2000**
                               December 31,      through      December 31,      through
                                   2001     December 31, 2000     2001     December 31, 2000
                               ------------ ----------------- ------------ -----------------
From operations:
 Net investment income........   $ 2,336         $   519        $   820         $  152
 Net realized gain (loss) on
   investments................    (1,178)           (129)           (47)            (5)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................    (6,782)           (768)          (290)          (318)
                                 -------         -------        -------         ------
Net increase (decrease) in
 net assets resulting from
 operations...................    (5,624)           (378)           483           (171)
                                 -------         -------        -------         ------
From unit transactions:
 Net proceeds from the
   issuance of units..........    17,902          14,909          1,541          9,116
 Net asset value of units
   redeemed or used to meet
   contract obligations.......    (1,581)           (697)          (520)          (289)
                                 -------         -------        -------         ------
Net increase (decrease) from
 unit transactions............    16,321          14,212          1,021          8,827
                                 -------         -------        -------         ------
Net increase (decrease) in
 net assets...................    10,697          13,834          1,504          8,656
Net assets beginning of period    13,834               0          8,656              0
                                 -------         -------        -------         ------
Net assets end of period*.....   $24,531         $13,834        $10,160         $8,656
                                 =======         =======        =======         ======
Unit transactions:
Units outstanding beginning
 of period....................     1,641               0            903              0
Units issued during the period     2,656           1,720            153            932
Units redeemed during the
 period.......................      (250)            (79)           (52)           (29)
                                 -------         -------        -------         ------
Units outstanding end of
 period.......................     4,047           1,641          1,004            903
                                 =======         =======        =======         ======

----------
*  Includes undistributed net
   investment income of:         $ 2,855         $   519        $   972         $  152
                                 =======         =======        =======         ======

** Commencement of operations

                      See notes to financial statements.

                                                 MONY Custom Estate Master
---------------------------------------------------------------------------------------------------------------------------
                                               Enterprise Accumulation Trust
---------------------------------------------------------------------------------------------------------------------------
                                         Growth and                    Small Company                      Equity
            Growth                         Income                         Growth                          Income
          Subaccount                     Subaccount                     Subaccount                      Subaccount
-----------------------------  -----------------------------  ------------------------------  -----------------------------
  For the     For the period     For the     For the period     For the      For the period     For the     For the period
 year ended  January 4, 2000**  year ended   May 30, 2000**    year ended  January 14, 2000**  year ended  April 10, 2000**
December 31,      through      December 31,      through      December 31,      through       December 31,      through
    2001     December 31, 2000     2001     December 31, 2000     2001     December 31, 2000      2001     December 31, 2000
------------ ----------------- ------------ ----------------- ------------ ------------------ ------------ -----------------
  $     68        $   194        $   164         $     6        $   808         $    34         $    56         $    21
    (2,634)          (212)          (617)              4           (201)             28             171              24
    (2,248)          (945)        (2,117)           (226)           299            (129)         (1,073)            575
  --------        -------        -------         -------        -------         -------         -------         -------
    (4,814)          (963)        (2,570)           (216)           906             (67)           (846)            620
  --------        -------        -------         -------        -------         -------         -------         -------
    45,363         34,869         26,778          12,945         19,290          11,855           8,126          14,497
   (11,723)        (2,872)        (4,593)         (1,185)        (2,384)           (864)         (9,172)           (776)
  --------        -------        -------         -------        -------         -------         -------         -------
    33,640         31,997         22,185          11,760         16,906          10,991          (1,046)         13,721
  --------        -------        -------         -------        -------         -------         -------         -------
    28,826         31,034         19,615          11,544         17,812          10,924          (1,892)         14,341
    31,034              0         11,544               0         10,924               0          14,341               0
  --------        -------        -------         -------        -------         -------         -------         -------
  $ 59,860        $31,034        $31,159         $11,544        $28,736         $10,924         $12,449         $14,341
  ========        =======        =======         =======        =======         =======         =======         =======
     3,218              0          1,167               0          1,074               0           1,313               0
     5,303          3,517          2,935           1,285          2,140           1,158             839           1,388
    (1,396)          (299)          (515)           (118)          (265)            (84)           (870)            (75)
  --------        -------        -------         -------        -------         -------         -------         -------
     7,125          3,218          3,587           1,167          2,949           1,074           1,282           1,313
  ========        =======        =======         =======        =======         =======         =======         =======

  $    262        $   194        $   170         $     6        $   842         $    34         $    77         $    21
  ========        =======        =======         =======        =======         =======         =======         =======

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                  MONY Custom Estate Master
                               --------------------------------------------------------------

                                                Enterprise Accumulation Trust
                               --------------------------------------------------------------

                                           Capital                        Multi-Cap
                                        Appreciation                       Growth
                                         Subaccount                      Subaccount
                               ------------------------------  ------------------------------
                                 For the      For the period     For the      For the period
                                year ended  January 14, 2000**  year ended  January 14, 2000**
                               December 31,      through       December 31,      through
                                   2001     December 31, 2000      2001     December 31, 2000
                               ------------ ------------------ ------------ ------------------
From operations:
 Net investment income (loss).        $82        $   474         $  (146)        $   (24)
 Net realized gain (loss) on
   investments................    (1,204)           (136)         (3,729)           (470)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................     (2,724)        (1,158)         (1,686)         (4,191)
                                 --------        -------         -------         -------
Net increase (decrease) in
 net assets resulting from
 operations...................     (3,846)          (820)         (5,561)         (4,685)
                                 --------        -------         -------         -------
From unit transactions:
 Net proceeds from the
   issuance of units..........     21,985         14,168          44,917          25,784
 Net asset value of units
   redeemed or used to meet
   contract obligations.......    (3,056)         (1,242)         (6,053)         (1,407)
                                 --------        -------         -------         -------
Net increase from unit
 transactions.................     18,929         12,926          38,864          24,377
                                 --------        -------         -------         -------
Net increase in net assets....     15,083         12,106          33,303          19,692
Net assets beginning of period     12,106              0          19,692               0
                                 --------        -------         -------         -------
Net assets end of period*.....   $ 27,189        $12,106         $52,995         $19,692
                                 ========        =======         =======         =======
Unit transactions:
Units outstanding beginning
 of period....................      1,335              0           2,823               0
Units issued during the period      2,811          1,465           7,402           2,987
Units redeemed during the
 period.......................       (425)          (130)         (1,044)           (164)
                                 --------        -------         -------         -------
Units outstanding end of
 period.......................      3,721          1,335           9,181           2,823
                                 ========        =======         =======         =======
----------
*  Includes undistributed net
   investment income (loss)
   of:                           $    556        $   474         $  (170)        $   (24)
                                 ========        =======         =======         =======

** Commencement of operations

                      See notes to financial statements.

                                                      MONY Custom Estate Master
------------------------------------------------------------------------------------------------------

    Enterprise Accumulation Trust
------------------------------------
                                                 Dreyfus                          Dreyfus
                                                  Stock                          Socially
    Balanced        Mid-Cap Growth                Index                     Responsible Growth
   Subaccount         Subaccount                Subaccount                      Subaccount
----------------- ------------------- -----------------------------  --------------------------------
 For the period     For the period      For the     For the period     For the       For the period
 April 2, 2001**  November 21, 2001**  year ended    May 3, 2000**    year ended  September 13, 2000**
     through            through       December 31,      through      December 31,       through
December 31, 2001  December 31, 2001      2001     December 31, 2000     2001      December 31, 2000
----------------- ------------------- ------------ ----------------- ------------ --------------------
      $  6               $  0           $   936         $   489        $   (24)          $   45
         1                  0            (2,187)            (62)        (1,078)            (498)
        12                  0            (4,494)         (2,975)          (998)            (460)
      ----               ----           -------         -------        -------           ------
        19                  0            (5,745)         (2,548)        (2,100)            (913)
      ----               ----           -------         -------        -------           ------
       434                 28            69,752          31,078         12,202            7,427
       (62)               (14)           (7,098)         (1,938)        (1,622)            (267)
      ----               ----           -------         -------        -------           ------
       372                 14            62,654          29,140         10,580            7,160
      ----               ----           -------         -------        -------           ------
       391                 14            56,909          26,592          8,480            6,247
         0                  0            26,592               0          6,247                0
      ----               ----           -------         -------        -------           ------
      $391               $ 14           $83,501         $26,592        $14,727           $6,247
      ====               ====           =======         =======        =======           ======
         0                  0             2,839               0            717                0
        43                  2             8,193           3,033          1,698              746
        (6)                (1)             (843)           (194)          (225)             (29)
      ----               ----           -------         -------        -------           ------
        37                  1            10,189           2,839          2,190              717
      ====               ====           =======         =======        =======           ======

      $  6               $  0           $ 1,425         $   489        $    21           $   45
      ====               ====           =======         =======        =======           ======


 Fidelity Variable Insurance
        Products Funds
-----------------------------

             VIP
            Growth
          Subaccount
-----------------------------
  For the     For the period
 year ended  January 4, 2000**
December 31,      through
    2001     December 31, 2000
------------ -----------------
  $ 1,459         $  147
   (3,339)          (172)
   (5,686)          (863)
  -------         ------
   (7,566)          (888)
  -------         ------
   77,497          9,608
   (8,000)          (845)
  -------         ------
   69,497          8,763
  -------         ------
   61,931          7,875
    7,875              0
  -------         ------
  $69,806         $7,875
  =======         ======
      850              0
    9,350            931
   (1,011)           (81)
  -------         ------
    9,189            850
  =======         ======

    1,606         $  147
  =======         ======

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                           MONY Custom Estate Master
                                         ------------------------------------------------------------
                                                  Fidelity Variable Insurance Products Funds
                                         ------------------------------------------------------------
                                                     VIP II                        VIP III
                                                   Contrafund                Growth Opportunities
                                                   Subaccount                     Subaccount
                                         -----------------------------  -----------------------------
                                           For the     For the period     For the     For the period
                                          year ended   July 6, 2000**    year ended  January 4, 2000**
                                         December 31,      through      December 31,      through
                                             2001     December 31, 2000     2001     December 31, 2000
                                         ------------ ----------------- ------------ -----------------
From operations:
 Net investment income (loss)...........       $672        $   (15)       $   (22)        $  102
 Net realized loss on investments.......      (855)           (235)          (730)           (33)
 Net change in unrealized depreciation
   of investments.......................    (2,521)           (407)          (392)          (301)
                                           --------        -------        -------         ------
Net increase (decrease) in net assets
 resulting from operations..............     (2,704)          (657)        (1,144)          (232)
                                           --------        -------        -------         ------
From unit transactions:
 Net proceeds from the issuance of units     34,282         15,297         16,439          4,853
 Net asset value of units redeemed or
   used to meet contract obligations....    (3,472)           (694)        (1,440)          (331)
                                           --------        -------        -------         ------
Net increase from unit transactions.....     30,810         14,603         14,999          4,522
                                           --------        -------        -------         ------
Net increase in net assets..............     28,106         13,946         13,855          4,290
Net assets beginning of period..........     13,946              0          4,290              0
                                           --------        -------        -------         ------
Net assets end of period*...............   $ 42,052        $13,946        $18,145         $4,290
                                           ========        =======        =======         ======
Unit transactions:
Units outstanding beginning of period...      1,486              0            496              0
Units issued during the period..........      4,057          1,558          2,154            530
Units redeemed during the period........       (411)           (72)          (191)           (34)
                                           --------        -------        -------         ------
Units outstanding end of period.........      5,132          1,486          2,459            496
                                           ========        =======        =======         ======
----------
*  Includes undistributed net
   investment income (loss) of:            $    657        $   (15)       $    80         $  102
                                           ========        =======        =======         ======

** Commencement of operations

                      See notes to financial statements.

                                                              MONY Custom Estate Master
---------------------------------------------------------------------------------------------------------------------------
                                                    Janus Aspen Series
--------------------------------------------------------------------------------------------------------------------------
          Aggressive                                                     Capital                       Worldwide
            Growth                        Balanced                     Appreciation                      Growth
          Subaccount                     Subaccount                     Subaccount                     Subaccount
-----------------------------  -----------------------------  -----------------------------  -----------------------------
  For the     For the period     For the     For the period     For the     For the period     For the     For the period
 year ended   April 7, 2000**   year ended  January 4, 2000**  year ended   April 7, 2000**   year ended  January 4, 2000**
December 31,      through      December 31,      through      December 31,      through      December 31,      through
    2001     December 31, 2000     2001     December 31, 2000     2001     December 31, 2000     2001     December 31, 2000
------------ ----------------- ------------ ----------------- ------------ ----------------- ------------ -----------------
  $    (96)       $   909        $   713         $  215         $   454         $   103        $    131        $   837
    (9,172)          (636)          (456)           (23)         (2,907)           (115)         (4,931)        (1,375)
    (3,445)        (5,266)        (1,161)          (180)         (5,696)         (2,236)         (5,308)        (3,061)
  --------        -------        -------         ------         -------         -------        --------        -------
   (12,713)        (4,993)          (904)            12          (8,149)         (2,248)        (10,108)        (3,599)
  --------        -------        -------         ------         -------         -------        --------        -------
    40,375         18,599         34,764          6,569          45,861          15,710          62,365         28,087
    (5,189)        (1,289)        (4,874)          (454)         (5,894)         (1,216)         (7,786)        (1,593)
  --------        -------        -------         ------         -------         -------        --------        -------
    35,186         17,310         29,890          6,115          39,967          14,494          54,579         26,494
  --------        -------        -------         ------         -------         -------        --------        -------
    22,473         12,317         28,986          6,127          31,818          12,246          44,471         22,895
    12,317              0          6,127              0          12,246               0          22,895              0
  --------        -------        -------         ------         -------         -------        --------        -------
  $ 34,790        $12,317        $35,113         $6,127         $44,064         $12,246        $ 67,366        $22,895
  ========        =======        =======         ======         =======         =======        ========        =======
     2,017              0            608              0           1,653               0           2,643              0
     8,696          2,178          3,571            652           6,927           1,798           8,523          2,807
    (1,264)          (161)          (508)           (44)           (957)           (145)         (1,100)          (164)
  --------        -------        -------         ------         -------         -------        --------        -------
     9,449          2,017          3,671            608           7,623           1,653          10,066          2,643
  ========        =======        =======         ======         =======         =======        ========        =======
  $    813        $   909        $   928         $  215         $   557         $   103        $    968        $   837
  ========        =======        =======         ======         =======         =======        ========        =======






          Total
------------------------
  For the      For the
 year ended  period ended
December 31, December 31,
    2001         2000
------------ ------------
 $   33,934    $ 11,906
    (40,474)     (8,723)
    (63,670)    (24,375)
 ----------    --------
    (70,210)    (21,192)
 ----------    --------
  1,050,286     408,705
   (168,577)    (28,363)
 ----------    --------
    881,709     380,342
 ----------    --------
    811,499     359,150
    359,150           0
 ----------    --------
 $1,170,649    $359,150
 ==========    ========






 $   45,840    $ 11,906
 ==========    ========

                                     MONY

                              Variable Account L

                         NOTES TO FINANCIAL STATEMENTS

1. Organization and Business:

   MONY Variable Account L (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist), Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master). These policies are issued by MONY. For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Estate Master) is presented here.

   There are twenty-six MONY Custom Estate Master Subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). Certain subaccounts of MONY Custom Estate Master commenced operations during the year ended December 31, 2000 and the remaining subaccounts commenced operations during the period ended December 31, 2001. The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY to the policyholders.

2. Significant Accounting Policies:

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolio is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions of net realized gains are recorded on the ex-dividend date. Investment income includes dividends from net investment income and distribution of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



3. Related Party Transactions:

   MONY is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY. A surrender charge may be imposed by MONY when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for such purposes for all of the MONY Custom Estate Master Subaccounts for the period ended December 31, 2001 aggregated $116,337.

   MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of the average daily net assets of each of the MONY Custom Estate Master Subaccounts. As MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY and MONY America receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the period ended December 31, 2001, MONY received $371 in aggregate from certain Funds in connection with MONY Custom Estate Master subaccounts.

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



4. Investment Transactions:

   Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the period ended December 31, 2001 were as follows:

                                               Cost of Shares
                                                  Acquired    Proceeds from
                                                 (Excludes       Shares
MONY Custom Estate Master Subaccounts          Reinvestments)   Redeemed
-------------------------------------          -------------- -------------
MONY Series Fund, Inc.
Intermediate Term Bond Portfolio..............    $  1,044       $    85
Long Term Bond Portfolio......................       2,514           640
Government Securities Portfolio...............       5,006           595
Money Market Portfolio........................     356,503        68,408

Enterprise Accumulation Trust
Equity Portfolio..............................      58,316         8,405
Small Company Value Portfolio.................      33,678         6,231
Managed Portfolio.............................      17,727         5,124
International Growth Portfolio................      17,939         1,693
High Yield Bond Portfolio.....................       1,540           555
Growth Portfolio..............................      48,473        14,999
Growth and Income Portfolio...................      26,778         4,675
Small Company Growth Portfolio................      19,324         2,497
Equity Income Portfolio.......................       8,126         9,222
Capital Appreciation Portfolio................      22,021         3,175
Multi-Cap Growth Portfolio....................      45,755         7,043
Balanced Portfolio............................         434            62
Mid-Cap Growth Portfolio......................          36            22

Dreyfus
Dreyfus Stock Index Fund......................      70,836         8,377
Dreyfus Socially Responsible Growth Fund, Inc.      13,794         3,250

Fidelity Variable Insurance Products Funds
VIP Growth Portfolio..........................      79,466        10,144
VIP II Contrafund Portfolio...................      34,319         3,609
VIP III Growth Opportunities Portfolio........      17,538         2,580

Janus Aspen Series
Aggressive Growth Portfolio...................      43,057         7,973
Balanced Portfolio............................      34,771         4,969
Capital Appreciation Portfolio................      46,357         6,523
Worldwide Growth Portfolio....................      65,154        10,742

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



5. Financial Highlights:

   For a unit outstanding throughout the period ended December 31, 2001:

                                                                 At December 31, 2001      For the period ended December 31, 2001
                                                            --------------------------     -----------------------------------
                                                                                           Investment
                                                                               Net Assets    Income           Expense     Total
MONY Custom Estate Master Subaccounts                       Units  Unit Values   (000s)      Ratio*           Ratio**   Return***
-------------------------------------                       ------ ----------- ----------  ----------         -------   ---------
MONY Series Fund, Inc.
Intermediate Term Bond Subaccount (1)......................     93   $10.52       $  1        0.00%(^)         0.35%(^)    5.20%
Long Term Bond Subaccount..................................  1,011    11.26         11        5.15             0.35        5.93
Government Securities Subaccount (2).......................    434    10.41          5        0.60(^)          0.35(^)     4.10
Money Market Subaccount.................................... 35,225    10.88        383        3.23             0.35        3.52

Enterprise Accumulation Trust
Equity Subaccount..........................................  6,726     8.13         55        0.00             0.35      (19.10)
Small Company Value Subaccount.............................  4,236    10.54         45        0.30             0.35        4.88
Managed Subaccount.........................................  1,617     8.88         14        2.76             0.35      (11.38)
International Growth Subaccount............................  4,047     6.06         25        0.71             0.35      (28.11)
High Yield Bond Subaccount.................................  1,004    10.12         10        8.79             0.35        5.53
Growth Subaccount..........................................  7,125     8.40         60        0.51             0.35      (12.86)
Growth and Income Subaccount...............................  3,587     8.69         31        1.09             0.35      (12.13)
Small Company Growth Subaccount............................  2,949     9.74         29        0.00             0.35       (4.23)
Equity Income Subaccount...................................  1,282     9.71         12        0.81             0.35      (11.08)
Capital Appreciation Subaccount............................  3,721     7.31         27        0.72             0.35      (19.40)
Multi-Cap Growth Subaccount................................  9,181     5.77         53        0.00             0.35      (17.34)
Balanced Subaccount (1)....................................     37    10.51          0(^^)    2.77(^)          0.35(^)     5.10
Mid-Cap Growth Subaccount (3)..............................      1    10.58          0(^^)    0.00(^)          0.35(^)     5.80

Dreyfus
Dreyfus Stock Index Subaccount............................. 10,189     8.20         84        0.49             0.35      (12.49)
Dreyfus Socially Responsible Growth Subaccount.............  2,190     6.72         15        0.10             0.35      (22.94)

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount......................................  9,189     7.60         70        0.00             0.35      (18.02)
VIP II Contrafund Subaccount...............................  5,132     8.19         42        0.56             0.35      (12.69)
VIP III Growth Opportunities Subaccount....................  2,459     7.38         18        0.17             0.35      (14.78)

Janus Aspen Series
Aggressive Growth Subaccount...............................  9,449     3.68         35        0.00             0.35      (39.67)
Balanced Subaccount........................................  3,671     9.57         35        3.12             0.35       (4.97)
Capital Appreciation Subaccount............................  7,623     5.78         44        1.57             0.35      (22.00)
Worldwide Growth Subaccount................................ 10,066     6.69         67        0.64             0.35      (22.75)

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


5. Financial Highlights: (continued)

       recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

(/\)   Annualized
(/\/\) Amounts round to less than one thousand dollars

(1) For the period April 2, 2001 (commencement of operations) through December 31, 2001.
(2) For the period March 14, 2001 (commencement of operations) through December 31, 2001.
(3) For the period November 21, 2001 (commencement of operations) through December 31, 2001.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company and the
Contractholders of MONY Variable Account L -- Strategist and MONYEquity Master

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Strategist's and MONYEquity Master's Subaccounts of MONY Variable Account L at December 31, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 12, 2002

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     MONY

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2001


                                                                 Strategist
                               -----------------------------------------------------------------------------
                                                      MONY Series Fund, Inc.
                               --------------------------------------------------------------------
                                 Equity     Equity   Intermediate Long Term                Money
                                 Growth     Income    Term Bond      Bond    Diversified   Market
                               Subaccount Subaccount  Subaccount  Subaccount Subaccount  Subaccount  Total
                               ---------- ---------- ------------ ---------- ----------- ---------- --------
           ASSETS
Shares held in respective
  Funds.......................     3,558     2,503         688        1,138      7,918     46,063
                                ========   =======     =======     ========   ========    =======
Investments at cost...........  $ 79,424   $49,531     $ 7,307     $ 13,604   $125,411    $46,063   $321,340
                                ========   =======     =======     ========   ========    =======   ========
Investments in respective
  Funds, at net asset value...  $ 57,278   $40,954     $ 7,758     $ 15,231   $ 87,805    $46,063   $255,089
Amount due from MONY..........         7         7           0            7          0          2         23
Amount due from respective
  Funds.......................       123         8           0            8      1,722          3      1,864
                                --------   -------     -------     --------   --------    -------   --------
       Total assets...........    57,408    40,969       7,758       15,246     89,527     46,068    256,976
                                --------   -------     -------     --------   --------    -------   --------
         LIABILITIES
Amount due to MONY............       140        20           2           13      1,748         17      1,940
Amount due to respective Funds         7         7           0            7          0          2         23
                                --------   -------     -------     --------   --------    -------   --------
       Total liabilities......       147        27           2           20      1,748         19      1,963
                                --------   -------     -------     --------   --------    -------   --------
Net assets....................  $ 57,261   $40,942     $ 7,756     $ 15,226   $ 87,779    $46,049   $255,013
                                ========   =======     =======     ========   ========    =======   ========
Net assets consist of:
  Contractholders' net
   payments...................  $(27,307)  $ 5,221     $(4,445)    $(21,865)  $ 16,742    $16,111   $(15,543)
  Undistributed net
   investment income..........    99,666    40,497      10,528       29,824     98,544     29,938    308,997
  Accumulated net realized
   gain on investments........     7,048     3,801       1,222        5,640     10,099          0     27,810
  Net unrealized appreciation
   (depreciation) of
   investments................   (22,146)   (8,577)        451        1,627    (37,606)         0    (66,251)
                                --------   -------     -------     --------   --------    -------   --------
Net assets....................  $ 57,261   $40,942     $ 7,756     $ 15,226   $ 87,779    $46,049   $255,013
                                ========   =======     =======     ========   ========    =======   ========
Number of units outstanding*..     1,054       815         295          478      2,071      2,246
                                ========   =======     =======     ========   ========    =======
Net asset value per unit
  outstanding*................  $  54.34   $ 50.21     $ 26.31     $  31.82   $  42.39    $ 20.50
                                ========   =======     =======     ========   ========    =======

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001


                                                            MONYEquity Master
                               --------------------------------------------------------------------------
                                          MONY Series Fund, Inc.              Enterprise Accumulation Trust
                               ---------------------------------------------  ----------------------------
                               Government  Intermediate Long Term    Money                    Small Company
                               Securities   Term Bond      Bond      Market      Equity           Value
                               Subaccount   Subaccount  Subaccount Subaccount  Subaccount      Subaccount
                               ----------  ------------ ---------- ----------  -----------    -------------
           ASSETS
Shares held in respective
  Funds.......................    19,036       10,606      21,831    503,416      367,499          221,561
                                ========     ========    ========   ========   ===========     ===========
Investments at cost...........  $208,728     $114,219    $274,319   $503,416  $10,147,830      $ 5,471,084
                                ========     ========    ========   ========   ===========     ===========
Investments in respective
  Funds, at net asset value...  $218,149     $119,526    $292,092   $503,416  $ 6,372,434      $ 4,340,372
Amount due from MONY..........         0            0         101      1,281        6,877            5,011
Amount due from respective
  Funds.......................        35           15          68        135        3,239            2,333
                                --------     --------    --------   --------   -----------     -----------
       Total assets...........   218,184      119,541     292,261    504,832    6,382,550        4,347,716
                                --------     --------    --------   --------   -----------     -----------
         LIABILITIES
Amount due to MONY............       115           59         175        321        5,623            3,907
Amount due to respective Funds         0            0         101      1,281        6,877            5,011
                                --------     --------    --------   --------   -----------     -----------
       Total liabilities......       115           59         276      1,602       12,500            8,918
                                --------     --------    --------   --------   -----------     -----------
Net assets....................  $218,069     $119,482    $291,985   $503,230  $ 6,370,050      $ 4,338,798
                                ========     ========    ========   ========   ===========     ===========
Net assets consist of:
  Contractholders' net
   payments...................  $192,755     $105,937    $252,610   $440,544  $ 7,357,060      $ 3,643,616
  Undistributed net
   investment income (loss)...    16,076        8,828      32,704     62,686    3,575,509        1,919,772
  Accumulated net realized
   gain (loss) on investments.      (183)        (590)    (11,102)         0     (787,123)         (93,878)
  Net unrealized appreciation
   (depreciation) of
   investments................     9,421        5,307      17,773          0   (3,775,396)      (1,130,712)
                                --------     --------    --------   --------   -----------     -----------
Net assets....................  $218,069     $119,482    $291,985   $503,230  $ 6,370,050      $ 4,338,798
                                ========     ========    ========   ========   ===========     ===========
Number of units outstanding*..    16,863        9,128      21,528     40,522      532,023          204,616
                                ========     ========    ========   ========   ===========     ===========
Net asset value per unit
  outstanding*................  $  12.93     $  13.09    $  13.56   $  12.42  $     11.97      $     21.20
                                ========     ========    ========   ========   ===========     ===========

----------
*  Units outstanding have been rounded for presentation purposes.
** Amounts round to less than one.

                      See notes to financial statements.

                                        MONYEquity Master
------------------------------------------------------------------------------------------------
                                  Enterprise Accumulation Trust
------------------------------------------------------------------------------------------------
             International High Yield            Growth and   Capital
 Managed        Growth        Bond      Growth     Income   Appreciation  Balanced  Equity Income
Subaccount    Subaccount   Subaccount Subaccount Subaccount  Subaccount  Subaccount  Subaccount
-----------  ------------- ---------- ---------- ---------- ------------ ---------- -------------
    436,998      270,358     137,761     46,563    103,772      15,628         0**        430
===========   ==========    ========   ========   ========    ========     =====       ======
$11,529,170   $1,797,787    $655,293   $269,304   $641,764    $105,746     $   1       $2,060
===========   ==========    ========   ========   ========    ========     =====       ======

$ 8,565,159   $1,170,648    $597,883   $242,595   $561,409    $ 88,924     $   1       $2,160
      8,316           60          28          0          0           0         0            0
      4,342          736         319          0          0           0         0            0
-----------   ----------    --------   --------   --------    --------     -----       ------
  8,577,817    1,171,444     598,230    242,595    561,409      88,924         1        2,160
-----------   ----------    --------   --------   --------    --------     -----       ------
      7,487        1,160         539         89        205          32         0            1
      8,316           60          28          0          0           0         0            0
-----------   ----------    --------   --------   --------    --------     -----       ------
     15,803        1,220         567         89        205          32         0            1
-----------   ----------    --------   --------   --------    --------     -----       ------
$ 8,562,014   $1,170,224    $597,663   $242,506   $561,204    $ 88,892     $   1       $2,159
===========   ==========    ========   ========   ========    ========     =====       ======
$ 8,645,920   $1,490,276    $566,796   $313,781   $652,742    $112,086     $ 208       $2,303
  5,095,137      298,152     140,418      3,993       (328)      3,235        32           17

 (2,215,032)       8,935     (52,141)   (48,559)   (10,855)     (9,607)     (239)        (261)

 (2,964,011)    (627,139)    (57,410)   (26,709)   (80,355)    (16,822)        0          100
-----------   ----------    --------   --------   --------    --------     -----       ------
$ 8,562,014   $1,170,224    $597,663   $242,506   $561,204    $ 88,892     $   1       $2,159
===========   ==========    ========   ========   ========    ========     =====       ======
    631,443      117,820      48,673     28,653     65,041      11,976         0**        231
===========   ==========    ========   ========   ========    ========     =====       ======
$     13.56   $     9.93    $  12.28   $   8.46   $   8.63    $   7.42     $9.18       $ 9.35
===========   ==========    ========   ========   ========    ========     =====       ======

                                     MONY

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001


                                               MONYEquity Master
                                  -----------------------------------------
                                                  Enterprise
                                              Accumulation Trust
                                  -----------------------------------------

                                               Small
                                  Multi-Cap   Company    Mid-Cap   Worldwide
                                    Growth     Growth     Growth     Growth
                                  Subaccount Subaccount Subaccount Subaccount
                                  ---------- ---------- ---------- ----------
              ASSETS
   Shares held in respective
     Funds.......................      595        636        469          0**
                                    ======     ======     ======     ======
   Investments at cost...........   $5,147     $4,898     $3,728     $    1
                                    ======     ======     ======     ======
   Investments in respective
     Funds, at net asset value...   $5,013     $5,006     $3,598     $    1
   Amount due from MONY..........        0          0          0          0
   Amount due from respective
     Funds.......................        0          0          0          0
                                    ------     ------     ------     ------
          Total assets...........    5,013      5,006      3,598          1
                                    ------     ------     ------     ------
            LIABILITIES
   Amount due to MONY............        2          1          1          1
   Amount due to respective Funds        0          0          0          0
                                    ------     ------     ------     ------
          Total liabilities......        2          1          1          1
                                    ------     ------     ------     ------
   Net assets....................   $5,011     $5,005     $3,597     $    0**
                                    ======     ======     ======     ======
   Net assets consist of:
     Contractholders' net
      payments...................   $5,199     $4,815     $3,752     $    1
     Undistributed net
      investment income (loss)...      (13)       100         (7)        (1)
     Accumulated net realized
      loss on investments........      (41)       (18)       (18)         0
     Net unrealized appreciation
      (depreciation) of
      investments................     (134)       108       (130)         0
                                    ------     ------     ------     ------
   Net assets....................   $5,011     $5,005     $3,597     $    0**
                                    ======     ======     ======     ======
   Number of units outstanding*..      572        476        379          0**
                                    ======     ======     ======     ======
   Net asset value per unit
     outstanding*................   $ 8.76     $10.51     $ 9.49     $10.01
                                    ======     ======     ======     ======

----------
*  Units outstanding have been rounded for presentation purposes.
** Amounts round to less than one.

                      See notes to financial statements.

                                                  MONYEquity Master
--------------------------------------------------------------------------------------------------------------------
                           Fidelity Variable Insurance
                                 Products Funds                         Janus Aspen Series
                       ----------------------------------  --------------------------------------------
             Dreyfus
 Dreyfus    Socially                            VIP III
  Stock    Responsible    VIP       VIP II      Growth     Aggressive              Capital    Worldwide
  Index      Growth      Growth   Contrafund Opportunities   Growth    Balanced  Appreciation   Growth
Subaccount Subaccount  Subaccount Subaccount  Subaccount   Subaccount Subaccount  Subaccount  Subaccount    Total
---------- ----------- ---------- ---------- ------------- ---------- ---------- ------------ ---------- -----------
    5,350        14        5,988      5,675        122          151        623       12,458       8,359
 ========     =====     ========   ========     ======       ======    =======     ========    ========
 $174,790     $ 383     $244,103   $124,687     $1,984       $3,642    $14,614     $335,016    $290,112  $32,923,826
 ========     =====     ========   ========     ======       ======    =======     ========    ========  ===========
 $157,076     $ 375     $200,481   $113,830     $1,844       $3,325    $14,053     $258,122    $238,564  $24,076,056
        0         0            0          0          0            0          0            0           0       21,674
        0         0            0          0          0            0          0            0           0       11,222
 --------     -----     --------   --------     ------       ------    -------     --------    --------  -----------
  157,076       375      200,481    113,830      1,844        3,325     14,053      258,122     238,564   24,108,952
 --------     -----     --------   --------     ------       ------    -------     --------    --------  -----------
       56         1           73         41          1            1          5           93          85       20,074
        0         0            0          0          0            0          0            0           0       21,674
 --------     -----     --------   --------     ------       ------    -------     --------    --------  -----------
       56         1           73         41          1            1          5           93          85       41,748
 --------     -----     --------   --------     ------       ------    -------     --------    --------  -----------
 $157,020     $ 374     $200,408   $113,789     $1,843       $3,324    $14,048     $258,029    $238,479  $24,067,204
 ========     =====     ========   ========     ======       ======    =======     ========    ========  ===========
 $181,900     $ 392     $262,207   $129,243     $2,000       $3,693    $14,356     $356,047    $330,667  $25,070,906
    3,083        (1)      10,325      1,768         (7)          (9)       312        2,938       7,718   11,182,437
  (10,249)       (9)     (28,502)    (6,365)       (10)         (43)       (59)     (24,062)    (48,358)  (3,338,369)
  (17,714)       (8)     (43,622)   (10,857)      (140)        (317)      (561)     (76,894)    (51,548)  (8,847,770)
 --------     -----     --------   --------     ------       ------    -------     --------    --------  -----------
 $157,020     $ 374     $200,408   $113,789     $1,843       $3,324    $14,048     $258,029    $238,479  $24,067,204
 ========     =====     ========   ========     ======       ======    =======     ========    ========  ===========
   19,709        44       26,701     13,866        199          413      1,435       39,919      38,546
 ========     =====     ========   ========     ======       ======    =======     ========    ========
 $   7.96     $8.57     $   7.51   $   8.21     $ 9.27       $ 8.04    $  9.79     $   6.46    $   6.19
 ========     =====     ========   ========     ======       ======    =======     ========    ========

                                     MONY

                              Variable Account L

                            STATEMENT OF OPERATIONS

                     For the year ended December 31, 2001

                                                  Strategist
                                 --------------------------------------------
                                            MONY Series Fund, Inc.
                                 --------------------------------------------
                                   Equity     Equity   Intermediate Long Term
                                   Growth     Income    Term Bond      Bond
                                 Subaccount Subaccount  Subaccount  Subaccount
                                 ---------- ---------- ------------ ----------
  Dividend income...............  $      0   $    745      $404        $800
  Distribution from net
    realized gains..............    39,765      4,339         0           0
  Mortality and expense risk
    charges.....................      (428)      (261)      (46)        (93)
                                  --------   --------      ----        ----
  Net investment income.........    39,337      4,823       358         707
                                  --------   --------      ----        ----
  Realized and unrealized gain
    (loss) on investments:
    Net realized gain (loss) on
     investments................   (42,503)    (5,128)       27         140
    Net change in unrealized
     appreciation
     (depreciation) of
     investments................   (14,629)    (5,340)      194           0
                                  --------   --------      ----        ----
  Net realized and unrealized
    gain (loss) on investments..   (57,132)   (10,468)      221         140
                                  --------   --------      ----        ----
  Net increase (decrease) in
    net assets resulting from
    operations..................  $(17,795)  $ (5,645)     $579        $847
                                  ========   ========      ====        ====

                      See notes to financial statements.

           Strategist                                          MONYEquity Master
--------------------------------  --------------------------------------------------------------------------
MONY Series Fund, Inc.                       MONY Series Fund, Inc.              Enterprise Accumulation Trust
---------------------             --------------------------------------------   ----------------------------
              Money               Government  Intermediate Long Term    Money                    Small Company
Diversified   Market              Securities   Term Bond      Bond      Market      Equity           Value
Subaccount  Subaccount   Total    Subaccount   Subaccount  Subaccount Subaccount  Subaccount      Subaccount
----------- ---------- ---------  ----------  ------------ ---------- ----------  -----------    -------------
 $  1,084     $1,371   $   4,404   $ 8,580       $4,906     $13,289    $15,293   $         0      $   10,504
   25,206          0      69,310         0            0           0          0     1,112,840       1,063,087
     (576)      (239)     (1,643)   (1,479)        (760)     (2,024)    (3,192)      (47,028)        (30,559)
 --------     ------   ---------   -------       ------     -------    -------    -----------     ----------
   25,714      1,132      72,071     7,101        4,146      11,265     12,101     1,065,812       1,043,032
 --------     ------   ---------   -------       ------     -------    -------    -----------     ----------
     (771)         0     (48,235)    1,848          373       3,331          0      (863,163)       (200,237)
  (42,095)         0     (61,870)    1,700        2,572        (686)         0    (1,586,564)       (673,717)
 --------     ------   ---------   -------       ------     -------    -------    -----------     ----------

  (42,866)         0    (110,105)    3,548        2,945       2,645          0    (2,449,727)       (873,954)
 --------     ------   ---------   -------       ------     -------    -------    -----------     ----------
 $(17,152)    $1,132   $ (38,034)  $10,649       $7,091     $13,910    $12,101   $(1,383,915)     $  169,078
 ========     ======   =========   =======       ======     =======    =======    ===========     ==========

                                     MONY

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)


                                                MONYEquity Master
                               ---------------------------------------------------
                                          Enterprise Accumulation Trust
                               ---------------------------------------------------

                                            International  High Yield
                                 Managed       Growth         Bond        Growth
                                Subaccount   Subaccount    Subaccount   Subaccount
                               ------------ ------------- ------------ ------------
                               For the year For the year  For the year For the year
                                  ended         ended        ended        ended
                               December 31, December 31,  December 31, December 31,
                                   2001         2001          2001         2001
                               ------------ ------------- ------------ ------------
Dividend income............... $   186,893    $   8,316     $ 50,265     $  1,010
Distribution from net
  realized gains..............     447,182      128,816            0            0
Mortality and expense risk
  charges.....................     (64,039)      (9,119)      (4,258)      (1,585)
                               -----------    ---------     --------     --------
Net investment income (loss)..     570,036      128,013       46,007         (575)
                               -----------    ---------     --------     --------
Realized and unrealized gain
  (loss) on investments:
  Net realized loss on
   investments................  (1,347,132)     (98,675)     (18,199)      (4,515)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................    (296,366)    (445,255)      (1,547)     (22,821)
                               -----------    ---------     --------     --------

Net realized and unrealized
  gain (loss) on investments..  (1,643,498)    (543,930)     (19,746)     (27,336)
                               -----------    ---------     --------     --------
Net increase (decrease) in
  net assets resulting from
  operations.................. $(1,073,462)   $(415,917)    $ 26,261     $(27,911)
                               ===========    =========     ========     ========

** Commencement of operations.

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)



                                                    MONYEquity Master
------------------------------------------------------------------------------------------------------------------------
                                              Enterprise Accumulation Trust
------------------------------------------------------------------------------------------------------------------------

                                                                             Small
 Growth and    Capital                       Equity        Multi-Cap        Company          Mid-Cap         Worldwide
   Income    Appreciation    Balanced        Income          Growth          Growth           Growth          Growth
 Subaccount   Subaccount    Subaccount     Subaccount      Subaccount      Subaccount       Subaccount      Subaccount
------------ ------------ -------------- --------------- -------------- ---------------- ---------------- ---------------
                          For the period For the period  For the period  For the period   For the period  For the period
For the year For the year May 4, 2001**  June 19, 2001** May 18, 2001** August 8, 2001** August 8, 2001** June 13, 2001**
   ended        ended        through         through        through         through          through          through
December 31, December 31,  December 31,   December 31,    December 31,    December 31,     December 31,    December 31,
    2001         2001          2001           2001            2001            2001             2001            2001
------------ ------------ -------------- --------------- -------------- ---------------- ---------------- ---------------
  $  4,977     $    588       $  39           $  31          $   0            $  0            $   0             $ 0
         0            0           0               0              0             108                0               0
    (4,208)        (634)         (7)            (14)           (13)             (8)              (7)             (1)
  --------     --------       -----           -----          -----            ----            -----             ---
       769          (46)         32              17            (13)            100               (7)             (1)
  --------     --------       -----           -----          -----            ----            -----             ---
   (10,658)      (9,362)       (239)           (261)           (41)            (18)             (18)              0
   (65,635)      (9,232)          0             100           (134)            108             (130)              0
  --------     --------       -----           -----          -----            ----            -----             ---
   (76,293)     (18,594)       (239)           (161)          (175)             90             (148)              0
  --------     --------       -----           -----          -----            ----            -----             ---
  $(75,524)    $(18,640)      $(207)          $(144)         $(188)           $190            $(155)            $(1)
  ========     ========       =====           =====          =====            ====            =====             ===

                                     MONY

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                                                           MONYEquity Master
                                -----------------------------------------------------------------------
                                                                      Fidelity Variable Insurance
                                                                             Products Funds
                                                                ---------------------------------------
                                  Dreyfus         Dreyfus                                    VIP III
                                   Stock          Socially          VIP         VIP II        Growth
                                   Index     Responsible Growth    Growth     Contrafund  Opportunities
                                 Subaccount      Subaccount      Subaccount   Subaccount    Subaccount
                                ------------ ------------------ ------------ ------------ --------------
                                               For the period                             For the period
                                For the year   May 15, 2001**   For the year For the year May 15, 2001**
                                   ended          through          ended        ended        through
                                December 31,    December 31,    December 31, December 31,  December 31,
                                    2001            2001            2001         2001          2001
                                ------------ ------------------ ------------ ------------ --------------
Dividend income................   $    650          $  0          $      0     $    543       $   0
Distribution from net
  realized gains...............      1,684             0            12,260        2,172           0
Mortality and expense risk
  charges......................       (958)           (1)           (1,393)        (692)         (7)
                                  --------          ----          --------     --------       -----
Net investment income (loss)...      1,376            (1)           10,867        2,023          (7)
                                  --------          ----          --------     --------       -----
Realized and unrealized loss
  on investments:
  Net realized loss on
   investments.................     (9,710)           (9)          (28,799)      (6,246)        (10)
  Net change in unrealized
   depreciation of investments.     (8,258)           (8)          (18,560)      (7,106)       (140)
                                  --------          ----          --------     --------       -----
Net realized and unrealized
  loss on investments..........    (17,968)          (17)          (47,359)     (13,352)       (150)
                                  --------          ----          --------     --------       -----
Net decrease in net assets
  resulting from operations....   $(16,592)         $(18)         $(36,492)    $(11,329)      $(157)
                                  ========          ====          ========     ========       =====

----------
** Commencement of operations.

                      See notes to financial statements.

                               MONYEquity Master
     --------------------------------------------------------------------

                        Janus Aspen Series
     -------------------------------------------------------

       Aggressive                     Capital     Worldwide
         Growth        Balanced     Appreciation    Growth
       Subaccount     Subaccount     Subaccount   Subaccount     Total
     -------------- --------------- ------------ ------------ ------------
     For the period For the period
     May 15, 2001** June 13, 2001** For the year For the year For the year
        through         through        ended        ended        ended
      December 31,   December 31,   December 31, December 31, December 31,
          2001           2001           2001         2001         2001
     -------------- --------------- ------------ ------------ ------------
         $   0           $ 368        $  3,159     $  1,160   $   310,571
             0               0               0            0     2,768,149
            (9)            (56)         (1,773)      (1,629)     (175,453)
         -----           -----        --------     --------   -----------
            (9)            312           1,386         (469)    2,903,267
         -----           -----        --------     --------   -----------

           (43)            (59)        (23,108)     (45,597)   (2,660,547)

          (317)           (561)        (36,977)      (9,729)   (3,179,263)
         -----           -----        --------     --------   -----------
          (360)           (620)        (60,085)     (55,326)   (5,839,810)
         -----           -----        --------     --------   -----------
         $(369)          $(308)       $(58,699)    $(55,795)  $(2,936,543)
         =====           =====        ========     ========   ===========

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     MONY

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS

                       For the years ended December 31,

                                                                         Strategist
                                                  --------------------------------------------------------
                                                                   MONY Series Fund, Inc.
                                                  --------------------------------------------------------
                                                                                            Intermediate
                                                     Equity Growth       Equity Income        Term Bond
                                                       Subaccount          Subaccount        Subaccount
                                                  -------------------  -----------------  ----------------
                                                    2001       2000     2001      2000     2001     2000
                                                  ---------  --------  -------  --------  -------  -------
From operations:
 Net investment income........................... $  39,337  $ 25,674  $ 4,823  $  7,622  $   358  $   392
 Net realized gain (loss) on investments.........  (42,503)     7,207   (5,128)   (4,520)      27       12
 Net change in unrealized appreciation
   (depreciation) of investments.................  (14,629)   (42,699)  (5,340)     (787)     194      108
                                                  ---------  --------  -------  --------  -------  -------
Net increase (decrease) in net assets resulting
 from operations.................................   (17,795)   (9,818)  (5,645)    2,315      579      512
                                                  ---------  --------  -------  --------  -------  -------
From unit transactions:
 Net proceeds from the issuance of units.........    10,837     9,102    9,400     8,068      407      407
 Net asset value of units redeemed or used to
   meet contract obligations.....................  (37,289)   (19,117)  (9,050)  (13,604)    (684)    (655)
                                                  ---------  --------  -------  --------  -------  -------
Net increase (decrease) from unit transactions...   (26,452)  (10,015)     350    (5,536)    (277)    (248)
                                                  ---------  --------  -------  --------  -------  -------
Net increase (decrease) in net assets............   (44,247)  (19,833)  (5,295)   (3,221)     302      264
Net assets beginning of year.....................   101,508   121,341   46,237    49,458    7,454    7,190
                                                  ---------  --------  -------  --------  -------  -------
Net assets end of year*.......................... $  57,261  $101,508  $40,942  $ 46,237  $ 7,756  $ 7,454
                                                  =========  ========  =======  ========  =======  =======
Unit transactions:
Units outstanding beginning of year..............     1,498     1,629      815       919      306      316
Units issued during the year.....................       189       126      185       157       16       18
Units redeemed during the year...................      (633)     (257)    (185)     (261)     (27)     (28)
                                                  ---------  --------  -------  --------  -------  -------
Units outstanding end of year....................     1,054     1,498      815       815      295      306
                                                  =========  ========  =======  ========  =======  =======
----------
*  Includes undistributed net investment income
   of:                                            $  99,666  $ 60,329  $40,497  $ 35,674  $10,528  $10,170
                                                  =========  ========  =======  ========  =======  =======

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                       For the years ended December 31,

                                                               Strategist
                               --------------------------------------------------------------------------
                                               MONY Series Fund, Inc.
                               ------------------------------------------------------
                                Long Term Bond       Diversified       Money Market
                                  Subaccount         Subaccount         Subaccount            Total
                               ----------------  ------------------  ----------------  ------------------
                                2001     2000      2001      2000     2001     2000      2001      2000
                               -------  -------  --------  --------  -------  -------  --------  --------
From operations:
 Net investment income........ $   707  $   892  $ 25,714  $ 18,903  $ 1,132  $ 1,204  $ 72,071  $ 54,687
 Net realized gain (loss) on
   investments................     140       42      (771)    1,306        0        0   (48,235)    4,047
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................       0    1,085   (42,095)  (28,524)       0        0   (61,870)  (70,817)
                               -------  -------  --------  --------  -------  -------  --------  --------
Net increase (decrease) in
 net assets resulting from
 operations...................     847    2,019   (17,152)   (8,315)   1,132    1,204   (38,034)  (12,083)
                               -------  -------  --------  --------  -------  -------  --------  --------
From unit transactions:
 Net proceeds from the
   issuance of units..........     695      662     1,816     1,816   26,387      225    49,542    20,280
 Net asset value of units
   redeemed or used to meet
   contract obligations.......  (1,469)  (1,395)   (4,976)   (3,147)  (3,158)  (3,045)  (56,626)  (40,963)
                               -------  -------  --------  --------  -------  -------  --------  --------
Net increase (decrease) from
 unit transactions............    (774)    (733)   (3,160)   (1,331)  23,229   (2,820)   (7,084)  (20,683)
                               -------  -------  --------  --------  -------  -------  --------  --------
Net increase (decrease) in
 net assets...................      73    1,286   (20,312)   (9,646)  24,361   (1,616)  (45,118)  (32,766)
Net assets beginning of year..  15,153   13,867   108,091   117,737   21,688   23,304   300,131   332,897
                               -------  -------  --------  --------  -------  -------  --------  --------
Net assets end of year*....... $15,226  $15,153  $ 87,779  $108,091  $46,049  $21,688  $255,013  $300,131
                               =======  =======  ========  ========  =======  =======  ========  ========
Unit transactions:
Units outstanding beginning
 of year......................     503      529     2,144     2,169    1,091    1,237
Units issued during the year..      22       24        41        34    1,312       12
Units redeemed during the year     (47)     (50)     (114)      (59)    (157)    (158)
                               -------  -------  --------  --------  -------  -------
Units outstanding end of year.     478      503     2,071     2,144    2,246    1,091
                               =======  =======  ========  ========  =======  =======
----------
*  Includes undistributed net
   investment income of:       $29,824  $29,117  $ 98,544  $ 72,830  $29,938  $28,806  $308,997  $236,926
                               =======  =======  ========  ========  =======  =======  ========  ========

                      See notes to financial statements.

                                  MONYEquity Master
-------------------------------------------------------------------------------------
                                MONY Series Fund, Inc.
-------------------------------------------------------------------------------------
Government Securities  Intermediate Term Bond   Long Term Bond        Money Market
     Subaccount              Subaccount           Subaccount           Subaccount
--------------------   ---------------------  ------------------  --------------------
  2001         2000       2001        2000      2001      2000      2001       2000
--------     --------   --------    --------  --------  --------  ---------  ---------
$  7,101     $  6,723  $  4,146     $  3,492  $ 11,265  $ 11,033  $  12,101  $  18,236
   1,848       (2,432)      373       (1,282)    3,331   (13,149)         0          0

   1,700        8,747     2,572        3,205      (686)   30,688          0          0
--------     --------   --------    --------  --------  --------  ---------  ---------
  10,649       13,038     7,091        5,415    13,910    28,572     12,101     18,236
--------     --------   --------    --------  --------  --------  ---------  ---------
  80,538       95,228    41,738       58,601    86,596    90,649    227,921    813,712

 (43,706)     (62,590)  (15,441)     (18,396)  (52,289)  (40,413)  (110,374)  (958,404)
--------     --------   --------    --------  --------  --------  ---------  ---------
  36,832       32,638    26,297       40,205    34,307    50,236    117,547   (144,692)
--------     --------   --------    --------  --------  --------  ---------  ---------
  47,481       45,676    33,388       45,620    48,217    78,808    129,648   (126,456)
 170,588      124,912    86,094       40,474   243,768   164,960    373,582    500,038
--------     --------   --------    --------  --------  --------  ---------  ---------
$218,069     $170,588  $119,482     $ 86,094  $291,985  $243,768  $ 503,230  $ 373,582
========     ========   ========    ========  ========  ========  =========  =========
  13,956       11,129     7,085        3,569    18,963    14,728     30,993     43,698
   6,354        8,301     3,258        5,116     6,605     7,682     18,556     69,880
  (3,447)      (5,474)   (1,215)      (1,600)   (4,040)   (3,447)    (9,027)   (82,585)
--------     --------   --------    --------  --------  --------  ---------  ---------
  16,863       13,956     9,128        7,085    21,528    18,963     40,522     30,993
========     ========   ========    ========  ========  ========  =========  =========
$ 16,076     $  8,975  $  8,828     $  4,682  $ 32,704  $ 21,439  $  62,686  $  50,585
========     ========   ========    ========  ========  ========  =========  =========

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                   MONYEquity Master
                     ----------------------------------------------------------------------------
                                             Enterprise Accumulation Trust
                     ----------------------------------------------------------------------------
                                                  Small Company Value
                         Equity Subaccount            Subaccount            Managed Subaccount
                     ------------------------  ------------------------  ------------------------

                     For the year For the year For the year For the year For the year For the year
                        ended        ended        ended        ended        ended        ended
                     December 31, December 31, December 31, December 31, December 31, December 31,
                         2001         2000         2001         2000         2001         2000
                     ------------ ------------ ------------ ------------ ------------ ------------
From operations:
 Net investment
   income (loss).... $ 1,065,812  $ 1,968,620   $1,043,032   $  652,884  $   570,036  $ 2,809,371
 Net realized gain
   (loss) on
   investments......    (863,163)      35,077     (200,237)      89,030   (1,347,132)    (852,352)
 Net change in
   unrealized
   depreciation of
   investments......  (1,586,564)  (2,557,368)    (673,717)    (677,429)    (296,366)  (1,901,207)
                     -----------  -----------   ----------   ----------  -----------  -----------
Net increase
 (decrease) in net
 assets resulting
 from operations....  (1,383,915)    (553,671)     169,078       64,485   (1,073,462)      55,812
                     -----------  -----------   ----------   ----------  -----------  -----------
From unit
 transactions:
 Net proceeds from
   the issuance of
   units............   1,703,994    2,597,938    1,037,221    1,558,529    2,046,956    2,866,619
 Net asset value of
   units redeemed
   or used to meet
   contract
   obligations......    (969,103)  (1,243,143)    (572,189)    (710,983)  (1,270,158)  (2,636,000)
                     -----------  -----------   ----------   ----------  -----------  -----------
Net increase from
 unit transactions..     734,891    1,354,795      465,032      847,546      776,798      230,619
                     -----------  -----------   ----------   ----------  -----------  -----------
Net increase
 (decrease) in net
 assets.............    (649,024)     801,124      634,110      912,031     (296,664)     286,431
Net assets
 beginning of period   7,019,074    6,217,950    3,704,688    2,792,657    8,858,678    8,572,247
                     -----------  -----------   ----------   ----------  -----------  -----------
Net assets end of
 period*............ $ 6,370,050  $ 7,019,074   $4,338,798   $3,704,688  $ 8,562,014  $ 8,858,678
                     ===========  ===========   ==========   ==========  ===========  ===========
Unit transactions:
Units outstanding
 beginning of period     472,274      393,602      182,442      139,911      575,976      561,265
Units issued during
 the period.........     139,694      150,855       50,013       78,023      146,154      191,987
Units redeemed
 during the period..     (79,945)     (72,183)     (27,839)     (35,492)     (90,687)    (177,276)
                     -----------  -----------   ----------   ----------  -----------  -----------
Units outstanding
 end of period......     532,023      472,274      204,616      182,442      631,443      575,976
                     ===========  ===========   ==========   ==========  ===========  ===========
----------
*  Includes
   undistributed
   net investment
   income (loss) of: $ 3,575,509  $ 2,509,697   $1,919,772   $  876,740  $ 5,095,137  $ 4,525,101
                     ===========  ===========   ==========   ==========  ===========  ===========

** Commencement of operations

                      See notes to financial statements.

                                             MONYEquity Master
----------------------------------------------------------------------------------------------------------
                                       Enterprise Accumulation Trust
----------------------------------------------------------------------------------------------------------
  International Growth         High Yield Bond                Growth                 Growth and Income
       Subaccount                Subaccount                 Subaccount                  Subaccount
------------------------  ------------------------  --------------------------  --------------------------
                                                                 For the period              For the period
For the year For the year For the year For the year For the year May 2, 2000**  For the year May 2, 2000**
   ended        ended        ended        ended        ended        through        ended        through
December 31, December 31, December 31, December 31, December 31,  December 31,  December 31,  December 31,
    2001         2000         2001         2000         2001          2000          2001          2000
------------ ------------ ------------ ------------ ------------ -------------- ------------ --------------
 $  128,013   $  123,699    $ 46,007    $  42,778     $   (575)    $   4,568      $    769      $ (1,097)
    (98,675)      44,665     (18,199)     (25,732)      (4,515)      (44,044)      (10,658)         (197)
   (445,255)    (436,907)     (1,547)     (33,467)     (22,821)       (3,888)      (65,635)      (14,720)
 ----------   ----------    --------    ---------     --------     ---------      --------      --------
   (415,917)    (268,543)     26,261      (16,421)     (27,911)      (43,364)      (75,524)      (16,014)
 ----------   ----------    --------    ---------     --------     ---------      --------      --------
    432,230      732,612     145,404      224,131       81,619       791,837       131,912       610,914
   (234,412)    (337,855)    (82,820)    (152,327)     (19,913)     (539,762)      (71,399)      (18,685)
 ----------   ----------    --------    ---------     --------     ---------      --------      --------
    197,818      394,757      62,584       71,804       61,706       252,075        60,513       592,229
 ----------   ----------    --------    ---------     --------     ---------      --------      --------
   (218,099)     126,214      88,845       55,383       33,795       208,711       (15,011)      576,215
  1,388,323    1,262,109     508,818      453,435      208,711             0       576,215             0
 ----------   ----------    --------    ---------     --------     ---------      --------      --------
 $1,170,224   $1,388,323    $597,663    $ 508,818     $242,506     $ 208,711      $561,204      $576,215
 ==========   ==========    ========    =========     ========     =========      ========      ========
    100,108       74,758      43,551       37,549       21,398             0        58,400             0
     39,323       48,113      12,128       18,734        9,662        78,119        14,623        60,269
    (21,611)     (22,763)     (7,006)     (12,732)      (2,407)      (56,721)       (7,982)       (1,869)
 ----------   ----------    --------    ---------     --------     ---------      --------      --------
    117,820      100,108      48,673       43,551       28,653        21,398        65,041        58,400
 ==========   ==========    ========    =========     ========     =========      ========      ========
 $  298,152   $  170,139    $140,418    $  94,411     $  3,993     $   4,568      $   (328)     $ (1,097)
 ==========   ==========    ========    =========     ========     =========      ========      ========

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                        MONYEquity Master
                                    -----------------------------------------------------------------------------------------
                                                                  Enterprise Accumulation Trust
                                    -----------------------------------------------------------------------------------------
                                              Capital                              Equity        Multi-Cap     Small Company
                                           Appreciation            Balanced        Income          Growth          Growth
                                            Subaccount            Subaccount     Subaccount      Subaccount      Subaccount
                                    --------------------------  -------------- --------------- -------------- ----------------
                                                 For the period For the period For the period  For the period  For the period
                                    For the year May 2, 2000**  May 4, 2001**  June 19, 2001** May 18, 2001** August 8, 2001**
                                       ended        through        through         through        through         through
                                    December 31,  December 31,   December 31,   December 31,    December 31,    December 31,
                                        2001          2000           2001           2001            2001            2001
                                    ------------ -------------- -------------- --------------- -------------- ----------------
From operations:
 Net investment income (loss)......   $    (46)     $ 3,281        $    32         $    17         $  (13)         $  100
 Net realized gain (loss) on
   investments.....................     (9,362)        (245)          (239)           (261)           (41)            (18)
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................     (9,232)      (7,590)             0             100           (134)            108
                                      --------      -------        -------         -------         ------          ------
Net increase (decrease) in net
 assets resulting from operations..    (18,640)      (4,554)          (207)           (144)          (188)            190
                                      --------      -------        -------         -------         ------          ------
From unit transactions:
 Net proceeds from the issuance of
   units...........................     49,649       98,634          2,610           5,300          5,378           4,941
 Net asset value of units redeemed
   or used to meet contract
   obligations.....................    (27,711)      (8,486)        (2,402)         (2,997)          (179)           (126)
                                      --------      -------        -------         -------         ------          ------
Net increase from unit transactions     21,938       90,148            208           2,303          5,199           4,815
                                      --------      -------        -------         -------         ------          ------
Net increase in net assets.........      3,298       85,594              1           2,159          5,011           5,005
Net assets beginning of period.....     85,594            0              0               0              0               0
                                      --------      -------        -------         -------         ------          ------
Net assets end of period*..........   $ 88,892      $85,594        $     1         $ 2,159         $5,011          $5,005
                                      ========      =======        =======         =======         ======          ======
Unit transactions:
Units outstanding beginning of
 period............................      9,254            0              0               0              0               0
Units issued during the period.....      6,340       10,125            263             556            594             490
Units redeemed during the period...     (3,618)        (871)          (263)           (325)           (22)            (14)
                                      --------      -------        -------         -------         ------          ------
Units outstanding end of period....     11,976        9,254              0***          231            572             476
                                      ========      =======        =======         =======         ======          ======
----------
*  Includes undistributed net
   investment income (loss) of:       $  3,235      $ 3,281        $    32         $    17         $  (13)         $  100
                                      ========      =======        =======         =======         ======          ======
** Commencement of operations
***Amounts round to less than one

                      See notes to financial statements.

                                              MONYEquity Master
------------------------------------------------------------------------------------------------------------
                                                                                  Fidelity Variable Insurance
 Enterprise Accumulation Trust                                                          Products Funds
-----------------------------                                                     --------------------------
    Mid-Cap         Worldwide              Dreyfus                 Dreyfus                    VIP
     Growth          Growth              Stock Index         Socially Responsible           Growth
   Subaccount      Subaccount            Subaccount           Growth Subaccount           Subaccount
---------------- --------------- --------------------------  -------------------- --------------------------
 For the period  For the period               For the period    For the period                 For the period
August 8, 2001** June 13, 2001** For the year May 2, 2000**     May 15, 2001**    For the year May 11, 2000**
    through          through        ended        through           through           ended        through
  December 31,    December 31,   December 31,  December 31,      December 31,     December 31,  December 31,
      2001            2001           2001          2000              2001             2001          2000
---------------- --------------- ------------ -------------- -------------------- ------------ --------------
     $   (7)           $(1)        $  1,376      $  1,707            $ (1)          $ 10,867      $   (542)
        (18)             0           (9,710)         (539)             (9)           (28,799)          297
       (130)             0           (8,258)       (9,456)             (8)           (18,560)      (25,062)
     ------            ---         --------      --------            ----           --------      --------
       (155)            (1)         (16,592)       (8,288)            (18)           (36,492)      (25,307)
     ------            ---         --------      --------            ----           --------      --------
      3,876              1          103,848       121,260             469            109,238       222,452
       (124)             0          (35,305)       (7,903)            (77)           (54,494)      (14,989)
     ------            ---         --------      --------            ----           --------      --------
      3,752              1           68,543       113,357             392             54,744       207,463
     ------            ---         --------      --------            ----           --------      --------
      3,597              0***        51,951       105,069             374             18,252       182,156
          0              0          105,069             0               0            182,156             0
     ------            ---         --------      --------            ----           --------      --------
     $3,597            $ 0***      $157,020      $105,069            $374           $200,408      $182,156
     ======            ===         ========      ========            ====           ========      ========
          0              0           11,492             0               0             19,810             0
        393              0***        12,533        12,300              53             13,854        21,273
        (14)             0           (4,316)         (808)             (9)            (6,963)       (1,463)
     ------            ---         --------      --------            ----           --------      --------
        379              0***        19,709        11,492              44             26,701        19,810
     ======            ===         ========      ========            ====           ========      ========
     $   (7)           $(1)        $  3,083      $  1,707            $ (1)          $ 10,325      $   (542)
     ======            ===         ========      ========            ====           ========      ========

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                         MONYEquity Master
                               --------------------------------------------------------------------
                                                                                      Janus Aspen
                                   Fidelity Variable Insurance Products Funds           Series
                               --------------------------------------------------  -----------------
                                           VIP II                   VIP III           Aggressive
                                         Contrafund           Growth Opportunities      Growth
                                         Subaccount                Subaccount         Subaccount
                               -----------------------------  -------------------- -----------------

                               For the year  For the period      For the period     For the period
                                  ended       May 2, 2000**      May 15, 2001**     May 15, 2001**
                               December 31,      through            through             through
                                   2001     December 31, 2000  December 31, 2001   December 31, 2001
                               ------------ ----------------- -------------------- -----------------
From operations:
 Net investment income (loss).   $  2,023        $  (255)            $   (7)            $   (9)
 Net realized loss on
   investments................     (6,246)          (119)               (10)               (43)
 Net change in unrealized
   depreciation of investments     (7,106)        (3,751)              (140)              (317)
                                 --------        -------             ------             ------
Net decrease in net assets
 resulting from operations....    (11,329)        (4,125)              (157)              (369)
                                 --------        -------             ------             ------
From unit transactions:
 Net proceeds from the
   issuance of units..........     66,691         92,416              2,088              3,879
 Net asset value of units
   redeemed or used to
   meet contract obligations..    (23,568)        (6,296)               (88)              (186)
                                 --------        -------             ------             ------
Net increase from unit
 transactions.................     43,123         86,120              2,000              3,693
                                 --------        -------             ------             ------
Net increase in net assets....     31,794         81,995              1,843              3,324
Net assets beginning of period     81,995              0                  0                  0
                                 --------        -------             ------             ------
Net assets end of period*.....   $113,789        $81,995             $1,843             $3,324
                                 ========        =======             ======             ======
Unit transactions:
Units outstanding beginning
 of period....................      8,689              0                  0                  0
Units issued during the period      8,027          9,334                208                437
Units redeemed during the
 period.......................     (2,850)          (645)                (9)               (24)
                                 --------        -------             ------             ------
Units outstanding end of
 period.......................     13,866          8,689                199                413
                                 ========        =======             ======             ======
----------
*  Includes undistributed net
   investment income (loss)
   of:                           $  1,768        $  (255)            $   (7)            $   (9)
                                 ========        =======             ======             ======

** Commencement of operations

                      See notes to financial statements.

                                                 MONYEquity Master
-------------------------------------------------------------------------------------------------------------------

                              Janus Aspen Series
-------------------------------------------------------------------------------
                             Capital                       Worldwide
    Balanced               Appreciation                      Growth
   Subaccount               Subaccount                     Subaccount                          Total
----------------- -----------------------------  -----------------------------  ----------------------------------
 For the period   For the year  For the period   For the year  For the period
 June 13, 2001**     ended       May 4, 2000**      ended       May 2, 2000**     For the year      For the year
     through      December 31,      through      December 31,      through            ended             ended
December 31, 2001     2001     December 31, 2000     2001     December 31, 2000 December 31, 2001 December 31, 2000
----------------- ------------ ----------------- ------------ ----------------- ----------------- -----------------
     $   312        $  1,386       $  1,552        $   (469)      $  8,187         $ 2,903,267       $ 5,654,237
         (59)        (23,108)          (954)        (45,597)        (2,761)         (2,660,547)         (774,737)
        (561)        (36,977)       (39,917)         (9,729)       (41,819)         (3,179,263)       (5,709,941)
     -------        --------       --------        --------       --------         -----------       -----------
        (308)        (58,699)       (39,319)        (55,795)       (36,393)         (2,936,543)         (830,441)
     -------        --------       --------        --------       --------         -----------       -----------
      14,889         126,828        299,970         150,378        265,449           6,666,192        11,540,951
        (533)        (50,973)       (19,778)        (68,469)       (16,691)         (3,709,036)       (6,792,701)
     -------        --------       --------        --------       --------         -----------       -----------
      14,356          75,855        280,192          81,909        248,758           2,957,156         4,748,250
     -------        --------       --------        --------       --------         -----------       -----------
      14,048          17,156        240,873          26,114        212,365              20,613         3,917,809
           0         240,873              0         212,365              0          24,046,591        20,128,782
     -------        --------       --------        --------       --------         -----------       -----------
     $14,048        $258,029       $240,873        $238,479       $212,365         $24,067,204       $24,046,591
     =======        ========       ========        ========       ========         ===========       ===========
           0          28,955              0          26,409              0
       1,491          18,374         31,067          22,493         28,254
         (56)         (7,410)        (2,112)        (10,356)        (1,845)
     -------        --------       --------        --------       --------
       1,435          39,919         28,955          38,546         26,409
     =======        ========       ========        ========       ========

     $   312        $  2,938       $  1,552        $  7,718       $  8,187         $11,182,437       $ 8,279,170
     =======        ========       ========        ========       ========         ===========       ===========

                                     MONY

                              Variable Account L

                         NOTES TO FINANCIAL STATEMENTS


1. Organization and Business:

   MONY Variable Account L (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used only to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist) and Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master). These policies are issued by MONY. For presentation purposes, the information related to the Variable Life (Strategist) and Variable Universal Life (MONYEquity Master) Insurance policies is presented here.

   There are currently six Strategist subaccounts and twenty-seven MONYEquity Master subaccounts within the Variable Account each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY to the policyholders.

2. Significant Accounting Policies:

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions of net realized gains are recorded on the ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



3. Related Party Transactions:

   MONY is the legal owner of the assets of the Variable Account.

   Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY. A surrender charge may be imposed by MONY when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for such purposes from all Strategist and MONYEquity Master subaccounts for the period ended December 31, 2001 aggregated $2,939,342.

   MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.60% (for each of the Strategist Subaccounts) and 0.75% (for each of the MONYEquity Master Subaccounts) of the average daily net assets of the respective subaccounts. As MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY and MONY America receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the year ended December 31, 2001, MONY received $1,736 in aggregate from certain Funds in connection with Strategist and MONYEquity Master subaccounts.

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



4. Investment Transactions:

   Cost of shares acquired and proceeds from shares redeemed by each subaccount during the period ended December 31, 2001 were as follows:

                                   Cost of Shares Acquired   Proceeds from
    Strategist Subaccounts         (Excludes Reinvestments) Shares Redeemed
    ----------------------         ------------------------ ---------------
    MONY Series Fund, Inc.
    Equity Growth Portfolio.......        $   12,238          $   39,124
    Equity Income Portfolio.......            10,350              10,259
    Intermediate Term Bond
      Portfolio...................               407                 730
    Long Term Bond Portfolio......               708               1,574
    Diversified Portfolio.........             1,815               5,550
    Money Market Portfolio........            26,406               3,407

    MONYEquity Master
    -----------------
    MONY Series Fund, Inc.
    Government Securities
      Portfolio...................            85,513              50,129
    Intermediate Term Bond
      Portfolio...................            43,741              18,185
    Long Term Bond Portfolio......            91,385              59,065
    Money Market Portfolio........           230,323             115,888

    Enterprise Accumulation Trust
    Equity Portfolio..............         1,753,946           1,065,700
    Small Company Value Portfolio.         1,073,856             638,842
    Managed Portfolio.............         2,118,159           1,404,745
    International Growth Portfolio           444,264             255,530
    High Yield Bond Portfolio.....           153,164              94,765
    Growth Portfolio..............            82,504              22,352
    Growth and Income Portfolio...           132,772              76,425
    Capital Appreciation Portfolio            51,811              30,499
    Balanced Portfolio............             2,631               2,430
    Equity Income Portfolio.......             5,299               3,009
    Multi-Cap Growth Portfolio....             5,389                 201
    Small Company Growth Portfolio             4,952                 144
    Mid-Cap Growth Portfolio......             3,876                 130
    Worldwide Growth Portfolio....             5,936               5,935

    Dreyfus
    Dreyfus Stock Index Fund......           105,958              38,346
    Dreyfus Socially Responsible
      Growth Fund, Inc............               490                  98

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


    4. Investment Transactions:
    (continued)

                                   Cost of Shares Acquired   Proceeds from
    MONYEquity Master              (Excludes Reinvestments) Shares Redeemed
    -----------------              ------------------------ ---------------

    Fidelity Variable Insurance
      Products Funds
    VIP Growth Portfolio..........         $115,349             $61,976
    VIP II Contrafund Portfolio...           68,918              26,467
    VIP III Growth Opportunities
      Portfolio...................            2,088                  94

    Janus Aspen Series
    Aggressive Growth Portfolio...            3,898                 213
    Balanced Portfolio............           28,855              14,550
    Capital Appreciation Portfolio          128,140              54,034
    Worldwide Growth Portfolio....          162,650              82,345

5. Financial Highlights

   For a unit outstanding throughout the period ended December 31, 2001:

                                  At December 31, 2001      For the period ended December 31, 2001
                              ----------------------------- ------------------------------------
                                                            Investment
                                                 Net Assets   Income             Expense   Total
Strategist Subaccounts        Units  Unit Values   (000s)     Ratio*             Ratio** Return***
----------------------        ------ ----------- ---------- ----------           ------- ---------

MONY Series Fund, Inc.
Equity Growth Subaccount.....  1,054   $54.34       $ 57       0.00%              0.60%   (19.79)%
Equity Income Subaccount.....    815    50.21         41       1.71               0.60    (11.52)
Intermediate Term Bond
  Subaccount.................    295    26.31          8       5.27               0.60      7.87
Long Term Bond Subaccount....    478    31.82         15       5.16               0.60      5.68
Diversified Subaccount.......  2,071    42.39         88       1.13               0.60    (15.93)
Money Market Subaccount......  2,246    20.50         46       3.44               0.60      3.17

MONYEquity Master Subaccounts
-----------------------------
MONY Series Fund, Inc.
Government Securities
  Subaccount................. 16,863    12.93        218       4.35               0.75      5.81
Intermediate Term Bond
  Subaccount.................  9,128    13.09        119       4.84               0.75      7.74
Long Term Bond Subaccount.... 21,528    13.56        292       4.92               0.75      5.53
Money Market Subaccount...... 40,522    12.42        503       3.59               0.75      3.07

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


                                                                         For the period ended
5.  Financial Highlights:              At December 31, 2001                December 31, 2001
(continued)                    --------------------------------      ---------------------------
                                                                     Investment
                                                       Net Assets      Income   Expense    Total
MONYEquity Master Subaccounts   Units      Unit Values   (000s)        Ratio*   Ratio**  Return***
-----------------------------  -------     ----------- ----------    ---------- -------  ---------

Enterprise Accumulation Trust
Equity Subaccount............. 532,023       $11.97      $6,370         0.00%    0.75%    (19.45)%
Small Company Value Subaccount 204,616        21.20       4,339         0.26     0.75       4.33
Managed Subaccount............ 631,443        13.56       8,562         2.19     0.75     (11.83)
International Growth
  Subaccount.................. 117,820         9.93       1,170         0.68     0.75     (28.41)
High Yield Bond Subaccount....  48,673        12.28         598         8.85     0.75       5.14
Growth Subaccount.............  28,653         8.46         243         0.48     0.75     (13.23)
Growth and Income Subaccount..  65,041         8.63         561         0.89     0.75     (12.56)
Capital Appreciation
  Subaccount..................  11,976         7.42          89         0.70     0.75     (19.78)
Balanced Subaccount (1).......       0(^^)     9.18           0(^^^)    4.18(^)  0.75(^)   (8.20)
Equity Income Subaccount (2)..     231         9.35           2         1.66(^)  0.75(^)   (6.50)
Multi-Cap Growth Subaccount
  (3).........................     572         8.76           5         0.00(^)  0.75(^)  (12.40)
Small Company Growth
  Subaccount (4)..............     476        10.51           5         0.00(^)  0.75(^)    5.10
Mid-Cap Growth Subaccount (4).     379         9.49           4         0.00(^)  0.75(^)   (5.10)
Worldwide Growth Subaccount
  (5).........................       0(^^)    10.01           0(^^^)    0.00(^)  0.75(^)    0.10

Dreyfus
Dreyfus Stock Index Subaccount  19,709         7.96         157         0.51     0.75     (12.91)
Dreyfus Socially Responsible
  Growth Subaccount (6).......      44         8.57           0(^^^)    0.00(^)  0.75(^)  (14.30)

Fidelity Variable Insurance
  Products Funds
VIP Growth Subaccount.........  26,701         7.51         200         0.00     0.75     (18.37)
VIP II Contrafund Subaccount..  13,866         8.21         114         0.59     0.75     (13.03)
VIP III Growth Opportunities
  Subaccount (6)..............     199         9.27           2         0.00(^)  0.75(^)   (7.30)

Janus Aspen Series
Aggressive Growth Subaccount
  (6).........................     413         8.04           3         0.00(^)  0.75(^)  (19.60)
Balanced Subaccount (5).......   1,435         9.79          14         4.93(^)  0.75(^)   (2.10)
Capital Appreciation
  Subaccount..................  39,919         6.46         258         1.34     0.75     (22.36)
Worldwide Growth Subaccount...  38,546         6.19         238         0.53     0.75     (23.01)

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


5.  Financial Highlights: (continued)
*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(^)   Annualized
(^^)  Amounts round to less than one
(^^^) Amounts round to less than one thousand dollars
(1) For the period May 4, 2001 (commencement of operations) through December 31, 2001.
(2) For the period June 19, 2001 (commencement of operations) through December 31, 2001.
(3) For the period May 18, 2001 (commencement of operations) through December 31, 2001.
(4) For the period August 8, 2001 (commencement of operations) through December 31, 2001.
(5) For the period June 13, 2001 (commencement of operations) through December 31, 2001.
(6) For the period May 15, 2001 (commencement of operations) through December 31, 2001.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company and the
Contractholders of Subaccounts of MONY Variable Account L

In our opinion, the accompanying combined statements of assets and liabilities and the related combined statements of operations and of changes in net assets present fairly, in all material respects, the combined financial position of Subaccounts of MONY Variable Account L at December 31, 2001, and the combined results of their operations and the changes in their combined net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These combined financial statements are the responsibility of MONY Life Insurance Company's management; our responsibility is to express an opinion on these combined financial statements based on our audits. We conducted our audits of these combined financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 12, 2002

                                     MONY

                              Variable Account L

                  COMBINED STATEMENT OF ASSETS & LIABILITIES

                               December 31, 2001

                             ASSETS
                  Investments at cost........... $42,926,621
                                                 ===========
                  Investments in Funds, at net
                    asset value................. $33,475,266
                  Amounts due from MONY.........      59,513
                  Amounts due from Funds........      22,838
                                                 -----------
                         Total assets...........  33,557,617
                                                 -----------
                           LIABILITIES
                  Amounts due to MONY...........      33,296
                  Amounts due to Funds..........      59,513
                                                 -----------
                         Total liabilities......      92,809
                                                 -----------
                  Net assets.................... $33,464,808
                                                 ===========
                  Net assets consist of:
                    Contractholders' net
                     payments................... $35,027,747
                    Undistributed net
                     investment income..........  11,799,967
                    Accumulated net realized
                     loss on investments........  (3,911,551)
                    Net unrealized depreciation
                     of investments.............  (9,451,355)
                                                 -----------
                  Net assets.................... $33,464,808
                                                 ===========


                  See notes to combined financial statements.

                                     MONY

                              Variable Account L

                       COMBINED STATEMENT OF OPERATIONS

                     For the year ended December 31, 2001

       Dividend income...................................... $   382,920
       Distributions from net realized gains................   3,045,967
       Mortality and expense risk charges...................    (197,413)
                                                             -----------
       Net investment income................................   3,231,474
                                                             -----------
       Realized and unrealized loss on investments:
        Net realized loss on investments....................  (3,270,716)
        Net change in unrealized depreciation of investments  (3,560,698)
                                                             -----------
       Net realized and unrealized loss on investments......  (6,831,414)
                                                             -----------
       Net decrease in net assets resulting from operations. $(3,599,940)
                                                             ===========


                  See notes to combined financial statements.

                                     MONY

                              Variable Account L

                  COMBINED STATEMENT OF CHANGES IN NET ASSETS

                       For the years ended December 31,

                                                                2001         2000
                                                             -----------  -----------
From operations:
  Net investment income..................................... $ 3,231,474  $ 5,761,321
  Net realized loss on investments..........................  (3,270,716)    (809,748)
  Net change in unrealized depreciation of investments......  (3,560,698)  (5,998,527)
                                                             -----------  -----------
Net decrease in net assets resulting from operations........  (3,599,940)  (1,046,954)
                                                             -----------  -----------
From unit transactions:
  Net proceeds from the issuance of units of subaccounts....  15,851,567   15,167,354
  Net asset value of units redeemed or used to meet
   contract obligations of subaccounts......................  (5,925,950)  (7,442,948)
                                                             -----------  -----------
Net increase from unit transactions of subaccounts..........   9,925,617    7,724,406
                                                             -----------  -----------
Net increase in net assets..................................   6,325,677    6,677,452
Net assets beginning of year................................  27,139,131   20,461,679
                                                             -----------  -----------
Net assets end of year*..................................... $33,464,808  $27,139,131
                                                             ===========  ===========
----------
* Includes undistributed net investment income of:.......... $11,799,967  $ 8,568,493
                                                             ===========  ===========


                  See notes to combined financial statements.

                                     MONY

                              Variable Account L

                    NOTES TO COMBINED FINANCIAL STATEMENTS



1. Organization and Business:

   MONY Variable Account L (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used only to support Flexible Premium Variable Life Insurance policies (Strategist) and Variable Universal Life Insurance policies (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master) (collectively, the "Variable Life Insurance Policies"). These policies are issued by MONY. For presentation purposes, the information related to all Variable Life Insurance Policies issued under the Variable Account are presented for the Variable Account as a whole.

   There are currently twenty-seven MONYEquity Master subaccounts, six Strategist subaccounts, twenty-eight MONY Custom Equity Master subaccounts and twenty-six MONY Custom Estate Master subaccounts within the Variable Account (each hereafter referred to as a "subaccount"). Each subaccount holds assets that are segregated from all other subaccounts within the Variable Account.

   Each subaccount invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These combined financial statements should be read in conjunction with the separate financial statements and footnotes of each of the Variable Life Insurance Policies which are presented on pages before these combined financial statements.

2. Significant Accounting Policies:

   The preparation of the combined financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment held by each subaccount in the shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value. For the purposes of presentation of the combined financial statements, investments held at December 31, 2001 by all of the subaccounts within the Variable Account have been aggregated.

  Investment Transactions and Investment Income:

   Investments made by the subacccounts in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments by the subaccounts in the portfolios of the Funds are determined on the identified cost-basis. Dividend income and distributions of net realized gains are recorded by the respective subaccount on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received by the subaccounts are reinvested in additional shares of the respective portfolios of the Funds.

                                     MONY

                              Variable Account L

              NOTES TO COMBINED FINANCIAL STATEMENTS (continued)



2. Significant Accounting Policies: (continued)

  Taxes:

   MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

3. Related Party Transactions:

   MONY is the legal owner of the assets of the Variable Account.

   Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY. A surrender charge may be imposed by MONY when a full or partial surrender is requested by the policyholders. These deductions are treated by the Variable Account as contractholder redemptions. For the year ended December 31, 2001, the aggregate amount deducted for such purposes for all subaccounts within the Variable Account was $4,704,718.

   MONY receives from the subaccounts within the Variable Account amounts deducted for mortality and expense risks at annual rates ranging from 0.35% to 0.75% of the average daily net assets of each of the respective subaccounts within the Variable Account. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY America and MONY receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the year ended December 31, 2001, MONY received $4,672 in aggregate from certain Funds in connection with the subaccounts within the Variable Account.

4. Other:

   At December 31, 2001, the aggregate net assets of all subaccounts within the Variable Account investing in a portfolio of the Funds were as follows:

                  MONY Series Fund, Inc.
                  Intermediate Term Bond Subaccount $  189,463
                  Long Term Bond Subaccount........    378,761
                  Government Securities Subaccount.    307,573
                  Money Market Subaccount..........  2,233,395
                  Equity Growth Subaccount.........     57,261
                  Equity Income Subaccount.........     40,942
                  Diversified Subaccount...........     87,779

                                     MONY

                              Variable Account L

              NOTES TO COMBINED FINANCIAL STATEMENTS (continued)



4. Other: (continued)

           Enterprise Accumulation Trust
           Equity Subaccount............................. $ 7,068,216
           Small Company Value Subaccount................   4,638,084
           Managed Subaccount............................   8,868,405
           International Growth Subaccount...............   1,287,365
           High Yield Bond Subaccount....................     687,891
           Growth Subaccount.............................     896,796
           Growth and Income Subaccount..................   1,068,135
           Small Company Growth Subaccount...............     320,316
           Equity Income Subaccount......................     101,233
           Capital Appreciation Subaccount...............     373,458
           Multi-Cap Growth Subaccount...................     443,405
           Balanced Subaccount...........................      61,101
           Emerging Countries Subaccount.................       1,631
           Worldwide Growth Subaccount...................       4,070
           Mid-Cap Growth Subaccount.....................      15,378

           Dreyfus
           Dreyfus Stock Index Subaccount................     885,986
           Dreyfus Socially Responsible Growth Subaccount      97,794

           Fidelity Variable Insurance Products Funds
           VIP Growth Subaccount.........................     693,634
           VIP II Contrafund Subaccount..................     472,407
           VIP III Growth Opportunities Subaccount.......      83,352

           Janus Aspen Series
           Aggressive Growth Subaccount..................     439,413
           Balanced Subaccount...........................     297,810
           Capital Appreciation Subaccount...............     603,215
           Worldwide Growth Subaccount...................     760,539
                                                          -----------
           Total Net Assets--Combined Variable Account L. $33,464,808
                                                          ===========

   During the year ended December 31, 2001, the aggregate cost of shares purchased and the aggregate proceeds from shares redeemed of the portfolios of the Funds by all of the subaccounts within the Variable Account were $17,522,350 and $7,792,102, respectively.

                     (THIS PAGE INTENTIONALLY LEFT BLANK)

                     (THIS PAGE INTENTIONALLY LEFT BLANK)

                       REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors of


MONY Life Insurance Company and the


Contractholders of MONY Variable Account L -- MONY Custom Estate Master


   In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the MONY Custom Estate Master's Subaccounts of MONY Variable Account L at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of MONY Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments at December 31, 2000 by correspondence with the funds' transfer agents, provides a reasonable basis for our opinion.



PricewaterhouseCoopers LLP


New York, New York


February 12, 2001

                                     MONY

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2000

                                                                     MONY Custom Estate Master
                                                        ---------------------------------------------------
                                                        MONY Series Fund, Inc.     Enterprise Accumulation Trust
                                                        ---------------------      ----------------------------
                                                          Money         Long Term                  Small Company
                                                          Market           Bond      Equity            Value
                                                        Subaccount      Subaccount Subaccount       Subaccount
                                                        ----------      ---------- ----------      -------------
                        ASSETS
Shares held in respective Funds........................   88,504             669        334               591
                                                         =======          ======    =======           =======
Investments at cost....................................  $88,504          $8,618    $10,324           $15,621
                                                         =======          ======    =======           =======
Investments in respective Funds, at net asset value....  $88,504          $8,883    $ 9,329           $15,488
Amount due from MONY...................................    1,223               0          0                 0
                                                         -------          ------    -------           -------
       Total assets....................................   89,727           8,883      9,329            15,488
                                                         -------          ------    -------           -------
                     LIABILITIES
Amount due to MONY.....................................       62               4          7                 9
Amount due to respective Funds.........................    1,223               0          0                 0
                                                         -------          ------    -------           -------
       Total liabilities...............................    1,285               4          7                 9
                                                         -------          ------    -------           -------
Net assets.............................................  $88,442          $8,879    $ 9,322           $15,479
                                                         =======          ======    =======           =======
Net assets consist of:
  Contractholders' net payments........................  $85,668          $8,617    $10,460           $15,841
  Undistributed net investment income (loss)...........    2,774              (6)     2,217             2,036
  Accumulated net realized gain (loss) on investments..        0               3     (2,360)           (2,265)
  Net unrealized appreciation (depreciation) of
   investments.........................................        0             265       (995)             (133)
                                                         -------          ------    -------           -------
Net assets.............................................  $88,442          $8,879    $ 9,322           $15,479
                                                         =======          ======    =======           =======
Number of units outstanding*...........................    8,412             835        928             1,541
                                                         -------          ------    -------           -------
Net asset value per unit outstanding*..................  $ 10.51          $10.63    $ 10.05           $ 10.05
                                                         =======          ======    =======           =======

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                            MONY Custom Estate Master
---------------------------------------------------------------------------------
                          Enterprise Accumulation Trust
----------------------------------------------------------------------------------
           International            Small Company   Equity    Growth &
 Managed      Growth       Growth      Growth       Income     Income   High Yield
Subaccount  Subaccount   Subaccount  Subaccount   Subaccount Subaccount Subaccount
---------- ------------- ---------- ------------- ---------- ---------- ----------
      98        1,994       5,185        1,271       2,522      1,863      1,933
  ======      =======     =======      =======     =======    =======     ======
  $2,967      $14,609     $32,004      $11,062     $13,775    $11,779     $8,978
  ======      =======     =======      =======     =======    =======     ======
  $2,364      $13,841     $31,059      $10,933     $14,350    $11,553     $8,660
       0        3,447          81           81       3,366          0          0
  ------      -------     -------      -------     -------    -------     ------
   2,364       17,288      31,140       11,014      17,716     11,553      8,660
  ------      -------     -------      -------     -------    -------     ------
       2            7          25            9           9          9          4
       0        3,447          81           81       3,366          0          0
  ------      -------     -------      -------     -------    -------     ------
       2        3,454         106           90       3,375          9          4
  ------      -------     -------      -------     -------    -------     ------
  $2,362      $13,834     $31,034      $10,924     $14,341    $11,544     $8,656
  ======      =======     =======      =======     =======    =======     ======
  $2,344      $14,212     $31,997      $10,991     $13,721    $11,760     $8,827
     677          519         194           34          21          6        152
     (56)        (129)       (212)          28          24          4         (5)

    (603)        (768)       (945)        (129)        575       (226)      (318)
  ------      -------     -------      -------     -------    -------     ------
  $2,362      $13,834     $31,034      $10,924     $14,341    $11,544     $8,656
  ======      =======     =======      =======     =======    =======     ======
     236        1,641       3,218        1,074       1,313      1,167        903
  ------      -------     -------      -------     -------    -------     ------
  $10.02      $  8.43     $  9.64      $ 10.17     $ 10.92    $  9.89     $ 9.59
  ======      =======     =======      =======     =======    =======     ======

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2000

                                                     MONY Custom Estate Master
                                    ----------------------------------------------------------
                                          Enterprise                 Fidelity Variable
                                      Accumulation Trust         Insurance Products Funds
                                    ----------------------  ----------------------------------
                                                                                     VIP III
                                      Capital    Multi-Cap     VIP       VIP II      Growth
                                    Appreciation   Growth     Growth   Contrafund Opportunities
                                     Subaccount  Subaccount Subaccount Subaccount  Subaccount
                                    ------------ ---------- ---------- ---------- -------------
              ASSETS
Shares held in respective Funds....     1,709       1,942        181        590         243
                                      =======     =======     ======    =======      ======
Investments at cost................   $13,274     $23,898     $8,744    $14,364      $4,593
                                      =======     =======     ======    =======      ======
Investments in respective Funds,
  at net asset value...............   $12,116     $19,707     $7,881    $13,957      $4,292
Amount due from MONY...............        81       3,447          0          0          81
                                      -------     -------     ------    -------      ------
       Total assets................    12,197      23,154      7,881     13,957       4,373
                                      -------     -------     ------    -------      ------
           LIABILITIES
Amount due to MONY.................        10          15          6         11           2
Amount due to respective Funds.....        81       3,447          0          0          81
                                      -------     -------     ------    -------      ------
       Total liabilities...........        91       3,462          6         11          83
                                      -------     -------     ------    -------      ------
Net assets.........................   $12,106     $19,692     $7,875    $13,946      $4,290
                                      =======     =======     ======    =======      ======
Net assets consist of:
  Contractholders' net payments....   $12,926     $24,377     $8,763    $14,603      $4,522
  Undistributed net investment
   income (loss)...................       474         (24)       147        (15)        102
  Accumulated net realized gain
   (loss) on investments...........      (136)       (470)      (172)      (235)        (33)
  Net unrealized depreciation of
   investments.....................    (1,158)     (4,191)      (863)      (407)       (301)
                                      -------     -------     ------    -------      ------
Net assets.........................   $12,106     $19,692     $7,875    $13,946      $4,290
                                      =======     =======     ======    =======      ======
Number of units outstanding*.......     1,335       2,823        850      1,486         496
                                      -------     -------     ------    -------      ------
Net asset value per unit
  outstanding*.....................   $  9.07     $  6.98     $ 9.27    $  9.38      $ 8.66
                                      =======     =======     ======    =======      ======

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                           MONY Custom Estate Master
 ----------------------------------------------------------------------------
              Janus Aspen Series
 --------------------------------------------
                                                                  Dreyfus
 Aggressive              Capital    Worldwide  Dreyfus Stock     Socially
   Growth    Balanced  Appreciation   Growth       Index        Responsible
 Subaccount Subaccount  Subaccount  Subaccount  Subaccount   Growth Subaccount
 ---------- ---------- ------------ ---------- ------------- -----------------
      340        252         458         620          783            181
  =======     ======     =======     =======      =======         ======
  $17,595     $6,311     $14,493     $25,975      $29,590         $6,712
  =======     ======     =======     =======      =======         ======
  $12,329     $6,131     $12,257     $22,914      $26,615         $6,252
       81          0           0          81           81              0
  -------     ------     -------     -------      -------         ------
   12,410      6,131      12,257      22,995       26,696          6,252
  -------     ------     -------     -------      -------         ------
       12          4          11          19           23              5
       81          0           0          81           81              0
  -------     ------     -------     -------      -------         ------
       93          4          11         100          104              5
  -------     ------     -------     -------      -------         ------
  $12,317     $6,127     $12,246     $22,895      $26,592         $6,247
  =======     ======     =======     =======      =======         ======
  $17,310     $6,115     $14,494     $26,494      $29,140         $7,160
      909        215         103         837          489             45
     (636)       (23)       (115)     (1,375)         (62)          (498)
   (5,266)      (180)     (2,236)     (3,061)      (2,975)          (460)
  -------     ------     -------     -------      -------         ------
  $12,317     $6,127     $12,246     $22,895      $26,592         $6,247
  =======     ======     =======     =======      =======         ======
    2,017        608       1,653       2,643        2,839            717
  -------     ------     -------     -------      -------         ------
  $  6.10     $10.07     $  7.41     $  8.66      $  9.37         $ 8.72
  =======     ======     =======     =======      =======         ======

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                            STATEMENT OF OPERATIONS


                                                                          MONY Custom Estate Master
                                             -----------------------------------------------------------------------------------
                                                  MONY Series Fund, Inc.                 Enterprise Accumulation Trust
                                             --------------------------------  -------------------------------------------------
                                                  Money          Long Term                       Small Company
                                                  Market            Bond            Equity           Value           Managed
                                                Subaccount       Subaccount       Subaccount       Subaccount       Subaccount
                                             ---------------  ---------------  ---------------  ---------------  ---------------
                                              For the period   For the period   For the period   For the period   For the period
                                               February 11,      August 8,        January 4,       April 10,        April 10,
                                                  2000**           2000**           2000**           2000**           2000**
                                                 through          through          through          through          through
                                               December 31,     December 31,     December 31,     December 31,     December 31,
                                                   2000             2000             2000             2000             2000
                                             ---------------  ---------------  ---------------  ---------------  ---------------
Dividend income............................. $         2,943  $             0  $         2,230  $            16  $            41
Distribution from net realized gains........               0                0                0            2,034              639
Mortality and expense risk charges..........            (169)              (6)             (13)             (14)              (3)
                                             ---------------  ---------------  ---------------  ---------------  ---------------
Net investment income (loss)................           2,774               (6)           2,217            2,036              677
                                             ---------------  ---------------  ---------------  ---------------  ---------------
Realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss) on investments....               0                3           (2,360)          (2,265)             (56)
 Net change in unrealized appreciation
   (depreciation) of investments............               0              265             (995)            (133)            (603)
                                             ---------------  ---------------  ---------------  ---------------  ---------------
Net realized and unrealized gain (loss) on
 investments................................               0              268           (3,355)          (2,398)            (659)
                                             ---------------  ---------------  ---------------  ---------------  ---------------
Net increase (decrease) in net assets
 resulting from operations.................. $         2,774  $           262  $        (1,138) $          (362) $            18
                                             ===============  ===============  ===============  ===============  ===============

----------
** Commencement of operations

                      See notes to financial statements.

                                               MONY Custom Estate Master
----------------------------------------------------------------------------------------------------------------------
                                             Enterprise Accumulation Trust
----------------------------------------------------------------------------------------------------------------------
International                 Small Company      Equity        Growth &         High         Capital       Multi-Cap
    Growth         Growth         Growth         Income         Income         Yield       Appreciation      Growth
  Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
For the period For the period For the period For the period For the period For the period For the period For the period
  January 4,     January 4,    January 14,     April 10,       May 30,       August 8,     January 14,    January 14,
    2000**         2000**         2000**         2000**         2000**         2000**         2000**         2000**
   through        through        through        through        through        through        through        through
 December 31,   December 31,   December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
     2000           2000           2000           2000           2000           2000           2000           2000
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
    $  11         $    26         $  52           $ 35          $  23          $ 158         $     0        $     0
      522             224             0              0              0              0             496              8
      (14)            (56)          (18)           (14)           (17)            (6)            (22)           (32)
    -----         -------         -----           ----          -----          -----         -------        -------
      519             194            34             21              6            152             474            (24)
    -----         -------         -----           ----          -----          -----         -------        -------
     (129)           (212)           28             24              4             (5)           (136)          (470)

     (768)           (945)         (129)           575           (226)          (318)         (1,158)        (4,191)
    -----         -------         -----           ----          -----          -----         -------        -------
     (897)         (1,157)         (101)           599           (222)          (323)         (1,294)        (4,661)
    -----         -------         -----           ----          -----          -----         -------        -------

    $(378)        $  (963)        $ (67)          $620          $(216)         $(171)        $  (820)       $(4,685)
    =====         =======         =====           ====          =====          =====         =======        =======

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                                                      MONY Custom Estate Master
                                             -------------------------------------------

                                              Fidelity Variable Insurance Products Funds
                                             -------------------------------------------

                                                                              VIP III
                                                                VIP II         Growth
                                               VIP Growth     Contrafund   Opportunities
                                               Subaccount     Subaccount     Subaccount
                                             -------------- -------------- --------------
                                             For the period For the period For the period
                                               January 4,      July 6,       January 4,
                                                 2000**         2000**         2000**
                                                through        through        through
                                              December 31,   December 31,   December 31,
                                                  2000           2000           2000
                                             -------------- -------------- --------------
Dividend income.............................    $     1         $   0          $  17
Distribution from net realized gains........        159             0             90
Mortality and expense risk charges..........        (13)          (15)            (5)
                                                -------         -----          -----
Net investment income (loss)................        147           (15)           102
                                                -------         -----          -----
Realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss) on investments....       (172)         (235)           (33)

 Net change in unrealized appreciation
   (depreciation) of investments............       (863)         (407)          (301)
                                                -------         -----          -----
Net realized and unrealized gain (loss) on
 investments................................     (1,035)         (642)          (334)
                                                -------         -----          -----

Net increase (decrease) in net assets
 resulting from operations..................    $  (888)        $(657)         $(232)
                                                =======         =====          =====

----------
** Commencementof operations

                      See notes to financial statements.

                                MONY Custom Estate Master
----------------------------------------------------------------------------------------

                      Janus Aspen Series
----------------------------------------------------------
                                                                              Dreyfus
                                                                              Socially
  Aggressive                     Capital       Worldwide    Dreyfus Stock   Responsible
    Growth        Balanced     Appreciation      Growth         Index          Growth
  Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
-------------- -------------- -------------- -------------- -------------- --------------
For the period For the period For the period For the period For the period For the period
   April 7,      January 4,      April 7,      January 4,       May 3,     September 13,
    2000**         2000**         2000**         2000**         2000**         2000**
   through        through        through        through        through        through
 December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
     2000           2000           2000           2000           2000           2000
-------------- -------------- -------------- -------------- -------------- --------------
   $     0         $  83         $   125        $    60        $   131         $  51
       935           139               1            810            400             0
       (26)           (7)            (23)           (33)           (42)           (6)
   -------         -----         -------        -------        -------         -----
       909           215             103            837            489            45
   -------         -----         -------        -------        -------         -----
      (636)          (23)           (115)        (1,375)           (62)         (498)

    (5,266)         (180)         (2,236)        (3,061)        (2,975)         (460)
   -------         -----         -------        -------        -------         -----
    (5,902)         (203)         (2,351)        (4,436)        (3,037)         (958)
   -------         -----         -------        -------        -------         -----

   $(4,993)        $  12         $(2,248)       $(3,599)       $(2,548)        $(913)
   =======         =====         =======        =======        =======         =====

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS


                                                                     MONY Custom Estate Master
                                             -------------------------------------------------------------------------
                                                MONY Series Fund, Inc.            Enterprise Accumulation Trust
                                             ----------------------------  -------------------------------------------
                                                                                              Small
                                                 Money        Long Term                      Company
                                                 Market          Bond          Equity         Value         Managed
                                               Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                                             -------------- -------------- -------------- -------------- --------------
                                             For the period For the period For the period For the period For the period
                                              February 11,    August 8,      January 4,     April 10,      April 10,
                                                 2000**         2000**         2000**         2000**         2000**
                                                through        through        through        through        through
                                              December 31,   December 31,   December 31,   December 31,   December 31,
                                                  2000           2000           2000           2000           2000
                                             -------------- -------------- -------------- -------------- --------------
From operations:
 Net investment income (loss)...............    $ 2,774         $   (6)       $ 2,217        $ 2,036         $  677
 Net realized gain (loss) on investments....          0              3         (2,360)        (2,265)           (56)
 Net change in unrealized appreciation
   (depreciation) of investments............          0            265           (995)          (133)          (603)
                                                -------         ------        -------        -------         ------
Net increase (decrease) in net assets
 resulting from operations..................      2,774            262         (1,138)          (362)            18
                                                -------         ------        -------        -------         ------
From unit transactions:
 Net proceeds from the issuance of units....     94,370          8,905         11,044         16,452          2,563
 Net asset value of units redeemed or used
   to meet contract obligations.............     (8,702)          (288)          (584)          (611)          (219)
                                                -------         ------        -------        -------         ------
Net increase from unit transactions.........     85,668          8,617         10,460         15,841          2,344
                                                -------         ------        -------        -------         ------
Net increase in net assets..................     88,442          8,879          9,322         15,479          2,362
Net assets beginning of period..............          0              0              0              0              0
                                                -------         ------        -------        -------         ------
Net assets end of period*...................    $88,442         $8,879        $ 9,322        $15,479         $2,362
                                                =======         ======        =======        =======         ======
Unit transactions:
Units outstanding beginning of period.......          0              0              0              0              0
Units issued during the period..............      9,254            864            978          1,602            258
Units redeemed during the period............       (842)           (29)           (50)           (61)           (22)
                                                -------         ------        -------        -------         ------
Units outstanding end of period.............      8,412            835            928          1,541            236
                                                =======         ======        =======        =======         ======
----------
 * Includes undistributed net investment
   income (loss) of:                            $ 2,774         $   (6)       $ 2,217        $ 2,036         $  677
                                                =======         ======        =======        =======         ======

** Commencement of operations

                      See notes to financial statements.

                                               MONY Custom Estate Master
----------------------------------------------------------------------------------------------------------------------
                                             Enterprise Accumulation Trust
----------------------------------------------------------------------------------------------------------------------
                                  Small
International                    Company         Equity        Growth &                      Capital       Multi-Cap
    Growth         Growth         Growth         Income         Income       High Yield    Appreciation      Growth
  Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
For the period For the period For the period For the period For the period For the period For the period For the period
  January 4,     January 4,    January 14,     April 10,       May 30,       August 8,     January 14,    January 14,
    2000**         2000**         2000**         2000**         2000**         2000**         2000**         2000**
   through        through        through        through        through        through        through        through
 December 31,   December 31,   December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
     2000           2000           2000           2000           2000           2000           2000           2000
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
   $   519        $   194        $    34        $    21        $     6         $  152        $   474        $   (24)
      (129)          (212)            28             24              4             (5)          (136)          (470)

      (768)          (945)          (129)           575           (226)          (318)        (1,158)        (4,191)
   -------        -------        -------        -------        -------         ------        -------        -------

      (378)          (963)           (67)           620           (216)          (171)          (820)        (4,685)
   -------        -------        -------        -------        -------         ------        -------        -------
    14,909         34,869         11,855         14,497         12,945          9,116         14,168         25,784

      (697)        (2,872)          (864)          (776)        (1,185)          (289)        (1,242)        (1,407)
   -------        -------        -------        -------        -------         ------        -------        -------
    14,212         31,997         10,991         13,721         11,760          8,827         12,926         24,377
   -------        -------        -------        -------        -------         ------        -------        -------
    13,834         31,034         10,924         14,341         11,544          8,656         12,106         19,692
         0              0              0              0              0              0              0              0
   -------        -------        -------        -------        -------         ------        -------        -------
   $13,834        $31,034        $10,924        $14,341        $11,544         $8,656        $12,106        $19,692
   =======        =======        =======        =======        =======         ======        =======        =======
         0              0              0              0              0              0              0              0
     1,720          3,517          1,158          1,388          1,285            932          1,465          2,987
       (79)          (299)           (84)           (75)          (118)           (29)          (130)          (164)
   -------        -------        -------        -------        -------         ------        -------        -------
     1,641          3,218          1,074          1,313          1,167            903          1,335          2,823
   =======        =======        =======        =======        =======         ======        =======        =======

   $   519        $   194        $    34        $    21        $     6         $  152        $   474        $   (24)
   =======        =======        =======        =======        =======         ======        =======        =======

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                      MONY Custom Estate Master
                                             -------------------------------------------
                                              Fidelity Variable Insurance Products Funds
                                             -------------------------------------------

                                                                VIP II     VIP III Growth
                                               VIP Growth     Contrafund   Opportunities
                                               Subaccount     Subaccount     Subaccount
                                             -------------- -------------- --------------
                                             For the period For the period For the period
                                               January 4,      July 6,       January 4,
                                                 2000**         2000**         2000**
                                                through        through        through
                                              December 31,   December 31,   December 31,
                                                  2000           2000           2000
                                             -------------- -------------- --------------
From operations:
Net investment income (loss)................     $  147        $   (15)        $  102
Net realized loss on investments............       (172)          (235)           (33)
Net change in unrealized depreciation of
 investments................................       (863)          (407)          (301)
                                                 ------        -------         ------
Net increase (decrease) in net assets
 resulting from operations..................       (888)          (657)          (232)
                                                 ------        -------         ------
From unit transactions:
 Net proceeds from the issuance of units....      9,608         15,297          4,853
 Net asset value of units redeemed or used
   to meet contract obligations.............       (845)          (694)          (331)
                                                 ------        -------         ------
Net increase from unit transactions.........      8,763         14,603          4,522
                                                 ------        -------         ------
Net increase in net assets..................      7,875         13,946          4,290
Net assets beginning of period..............          0              0              0
                                                 ------        -------         ------
Net assets end of period*...................     $7,875        $13,946         $4,290
                                                 ======        =======         ======
Unit transactions:
Units outstanding beginning of period.......          0              0              0
Units issued during the period..............        931          1,558            530
Units redeemed during the period............        (81)           (72)           (34)
                                                 ------        -------         ------
Units outstanding end of period.............        850          1,486            496
                                                 ======        =======         ======
----------
 * Includes undistributed net investment
   income (loss) of:                             $  147        $   (15)        $  102
                                                 ======        =======         ======

** Commencement of operations

                      See notes to financial statements.

                                 MONY Custom Estate Master
-------------------------------------------------------------------------------------------
                    Janus Aspen Series
----------------------------------------------------------
                                                                           Dreyfus Socially
  Aggressive                     Capital       Worldwide    Dreyfus Stock    Responsible
    Growth        Balanced     Appreciation      Growth         Index           Growth
  Subaccount     Subaccount     Subaccount     Subaccount     Subaccount      Subaccount
-------------- -------------- -------------- -------------- -------------- ----------------
For the period For the period For the period For the period For the period  For the period
   April 7,      January 4,      April 7,      January 4,       May 3,      September 13,
    2000**         2000**         2000**         2000**         2000**          2000**
   through        through        through        through        through         through
 December 31,   December 31,   December 31,   December 31,   December 31,    December 31,
     2000           2000           2000           2000           2000            2000
-------------- -------------- -------------- -------------- -------------- ----------------
   $   909         $  215        $   103        $   837        $   489          $   45
      (636)           (23)          (115)        (1,375)           (62)           (498)
    (5,266)          (180)        (2,236)        (3,061)        (2,975)           (460)
   -------         ------        -------        -------        -------          ------
    (4,993)            12         (2,248)        (3,599)        (2,548)           (913)
   -------         ------        -------        -------        -------          ------
    18,599          6,569         15,710         28,087         31,078           7,427
    (1,289)          (454)        (1,216)        (1,593)        (1,938)           (267)
   -------         ------        -------        -------        -------          ------
    17,310          6,115         14,494         26,494         29,140           7,160
   -------         ------        -------        -------        -------          ------
    12,317          6,127         12,246         22,895         26,592           6,247
         0              0              0              0              0               0
   -------         ------        -------        -------        -------          ------
   $12,317         $6,127        $12,246        $22,895        $26,592          $6,247
   =======         ======        =======        =======        =======          ======
         0              0              0              0              0               0
     2,178            652          1,798          2,807          3,033             746
      (161)           (44)          (145)          (164)          (194)            (29)
   -------         ------        -------        -------        -------          ------
     2,017            608          1,653          2,643          2,839             717
   =======         ======        =======        =======        =======          ======

   $   909         $  215        $   103        $   837        $   489          $   45
   =======         ======        =======        =======        =======          ======

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                         NOTES TO FINANCIAL STATEMENTS



1. Organization and Business:

   MONY Variable Account L (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist) and Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master). These policies are issued by MONY. For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Estate Master) is presented here.

   There are twenty-five MONY Custom Estate Master Subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). Twenty-two subaccounts of the MONY Custom Estate Master commenced operations during the year ended December 31, 2000. The Funds are registered under the 1940 Act as open end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. Significant Accounting Policies:

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investment:

   The investment in shares of each of the respective Funds' portfolio is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on identified cost basis. Dividend income and distributions of net realized gains are recorded on the ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



3. Related Party Transactions:

   MONY is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY. A surrender charge may be imposed by MONY when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for such purposes for all of the MONY Custom Estate Master Subaccounts for the year ended December 31, 2000 aggregated $26,241.

   MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of the average daily net assets of each of the MONY Custom Estate Master subaccounts. As MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



4. Investment Transactions:

   Cost of shares acquired and proceeds from shares redeemed by each subaccount during the period ended December 31, 2000 were as follows:

                                              Cost of Shares Acquired   Proceeds from
MONY Custom Estate Master Subaccounts         (Excludes Reinvestments) Shares Redeemed
-------------------------------------         ------------------------ ---------------

MONY Series Fund, Inc.
Money Market Portfolio.......................         $95,218              $9,658
Long Term Bond Portfolio.....................           8,905                 290

Enterprise Accumulation Trust
Equity Portfolio.............................          17,705               7,252
Small Company Value Portfolio................          23,242               7,405
Managed Portfolio............................           2,563                 220
International Growth Portfolio...............          14,910                 704
Growth Portfolio.............................          34,869               2,904
Small Company Growth Portfolio...............          11,855                 873
Equity Income Portfolio......................          14,497                 782
Growth & Income Portfolio....................          12,945               1,193
High Yield Portfolio.........................           9,117                 291
Capital Appreciation Portfolio...............          14,167               1,254
Multi-Cap Growth Portfolio...................          25,985               1,624

Fidelity Variable Insurance Products Funds
VIP Growth Portfolio.........................          10,029               1,272
VIP II Contrafund Portfolio..................          22,147               7,548
VIP III Growth Opportunities Portfolio.......           4,853                 334

Janus Aspen Series
Aggressive Growth Portfolio..................          18,979               1,682
Balanced Portfolio...........................           6,569                 457
Capital Appreciation Portfolio...............          15,710               1,229
Worldwide Growth Portfolio...................          35,116               8,636

Dreyfus
Dreyfus Stock Index Fund.....................          31,078               1,957
Dreyfus Socially Responsible Growth Fund, Inc          14,493               7,334

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of MONY Life Insurance Company

   In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, of changes in shareholder's equity and of cash flows present fairly, in all material respects, the financial position of the MONY Life Insurance Company and Subsidiaries (the "Company") at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 7, 2002

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS

                          December 31, 2001 and 2000

                                                                                                       2001      2000
                                                                                                     --------- ---------
                                                                                                       ($ in millions)
                                               ASSETS
Investments:
   Fixed maturity securities available-for-sale, at fair value (Note 5)............................. $ 6,973.5 $ 6,693.0
   Equity securities available-for-sale, at fair value (Note 5).....................................     297.5     328.6
   Mortgage loans on real estate (Note 6)...........................................................   1,809.7   1,754.7
   Policy loans.....................................................................................   1,229.0   1,264.6
   Other invested assets............................................................................     347.5     312.0
                                                                                                     --------- ---------
                                                                                                      10,657.2  10,352.9
                                                                                                     ========= =========

Cash and cash equivalents...........................................................................     305.0     499.5
Accrued investment income...........................................................................     192.9      71.7
Amounts due from reinsurers.........................................................................     595.8     491.6
Deferred policy acquisition costs (Note 8)..........................................................   1,233.8   1,209.7
Other assets........................................................................................     556.0     781.1
Assets transferred in Group Pension Transaction (Note 11)...........................................   4,650.4   4,927.7
Separate account assets.............................................................................   5,195.2   5,868.1
                                                                                                     --------- ---------
       Total assets................................................................................. $23,386.3 $24,202.3
                                                                                                     ========= =========

                                LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits.............................................................................. $ 7,870.0 $ 7,794.5
Policyholders' account balances.....................................................................   2,337.1   2,191.3
Other policyholders' liabilities....................................................................     281.1     295.9
Amounts due to reinsurers...........................................................................      74.6      87.3
Accounts payable and other liabilities..............................................................     816.1     650.3
Short term debt (Note 14)...........................................................................        --      52.3
Long term debt (Note 14)............................................................................     216.9     217.0
Current federal income taxes payable................................................................     109.1     124.7
Liabilities transferred in Group Pension Transaction (Note 11)......................................   4,586.5   4,897.2
Separate account liabilities........................................................................   5,192.3   5,865.3
                                                                                                     --------- ---------
       Total liabilities............................................................................ $21,483.7 $22,175.8
                                                                                                     ========= =========

Commitments and contingencies (Note 16)
 Common stock, $1.00 par value; 2.5 million shares authorized; 2.5 and 2.5 million shares issued and
   outstanding at December 31, 2001 and 2000 respectively...........................................       2.5       2.5
Capital in excess of par............................................................................   1,628.6   1,628.6
Retained earnings...................................................................................     233.4     382.4
Accumulated other comprehensive income..............................................................      38.1      13.0
                                                                                                     --------- ---------
       Total shareholder's equity...................................................................   1,902.6   2,026.5
                                                                                                     --------- ---------
       Total liabilities and shareholder's equity................................................... $23,386.3 $24,202.3
                                                                                                     ========= =========

         See accompanying notes to consolidated financial statements.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

          CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

                 Years Ended December 31, 2001, 2000, and 1999

                                                           2001      2000     1999
                                                         --------  -------- --------
                                                               ($ in millions)
Revenues:
Premiums................................................ $  695.3  $  700.5 $  717.1
Universal life and investment-type product policy fees..    207.2     205.8    196.3
Net investment income (Note 4)..........................    676.9     970.9    900.0
Net realized (losses) gains on investments (Note 4).....    (12.3)     37.5    125.1
Group Pension Profits (Note 11).........................     30.7      37.1     63.0
Other income............................................    189.1     223.3    197.2
                                                         --------  -------- --------
                                                          1,786.9   2,175.1  2,198.7
                                                         --------  -------- --------
Benefits and expenses:
Benefits to policyholders...............................    814.7     787.8    787.1
Interest credited to policyholders' account balances....    110.5     110.6    115.5
Amortization of deferred policy acquisition costs.......    158.8     139.1    137.8
Dividends to policyholders..............................    236.6     235.5    230.7
Other operating costs and expenses......................    519.4     503.3    546.7
Demutualization expenses................................       --        --      2.0
                                                         --------  -------- --------
                                                          1,840.0   1,776.3  1,819.8
                                                         --------  -------- --------
(Loss) income before income taxes and extraordinary item    (53.1)    398.8    378.9
Income tax (benefit) expense............................    (19.1)    134.8    131.4
                                                         --------  -------- --------
(Loss) income before extraordinary item.................    (34.0)    264.0    247.5
Extraordinary item (Note 14)............................       --      37.7       --
                                                         --------  -------- --------
Net (loss) income.......................................    (34.0)    226.3    247.5
Other comprehensive income (loss), net (Note 4).........     25.1      42.4   (181.8)
                                                         --------  -------- --------
Comprehensive (loss) income............................. $   (8.9) $  268.7 $   65.7
                                                         ========  ======== ========




         See accompanying notes to consolidated financial statements.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

          CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY

                 Years Ended December 31, 2001, 2000, and 1999

                                                                                             Accumulated
                                                                          Capital               Other         Total
                                                                  Common In Excess Retained Comprehensive Shareholder's
                                                                  Stock   of Par   Earnings    Income        Equity
                                                                  ------ --------- -------- ------------- -------------
                                                                                     ($ in millions)
Balance, December 31, 1998.......................................  $2.0  $1,564.1  $   8.6     $ 152.4      $1,727.1
Change in number of authorized and outstanding Shares............   0.5      (0.5)
Comprehensive income:
  Net income.....................................................                    247.5                     247.5
  Other comprehensive income:....................................
    Unrealized gains on investments, net of unrealized losses,
     Reclassification adjustments, and taxes (Note 4)............                               (181.8)       (181.8)
                                                                                                            --------
Comprehensive income/(loss)......................................                                               65.7
                                                                   ----  --------  -------                  --------
Balance, December 31, 1999.......................................   2.5   1,563.6    256.1       (29.4)      1,792.8
Dividends........................................................                   (100.0)                   (100.0)
Capital Contribution.............................................            65.0                               65.0
Comprehensive income:
  Net income.....................................................                    226.3                     226.3
  Other comprehensive income:....................................
    Unrealized losses on investments net of unrealized gains,
     Reclassification adjustments, and taxes (Note 4)                                             46.2          46.2
Minimum pension liability adjustment.............................                                 (3.8)         (3.8)
                                                                                               -------      --------
  Other comprehensive income.....................................                                 42.4          42.4
                                                                                                            --------
Comprehensive income/(loss)......................................                                              268.7
                                                                   ----  --------  -------     -------      --------
Balance, December 31, 2000.......................................   2.5   1,628.6    382.4        13.0       2,038.9
Dividends........................................................                   (115.0)                   (115.0)
Comprehensive income:
  Net loss.......................................................                    (34.0)                    (34.0)
  Other comprehensive income:....................................
    Unrealized losses on investments net of unrealized gains,
     Reclassification adjustments, and taxes (Note 4)............                                 36.6          36.6
Minimum pension liability adjustment.............................                                (11.5)        (11.5)
                                                                                               -------      --------
Other comprehensive income.......................................                                 25.1          25.1
                                                                                                            --------
Comprehensive income/(loss)......................................                                               (8.9)
                                                                   ----  --------  -------     -------      --------
Balance, December 31, 2001.......................................  $2.5  $1,628.6  $ 233.4     $  38.1      $1,902.6
                                                                   ====  ========  =======     =======      ========

         See accompanying notes to consolidated financial statements.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                 Years Ended December 31, 2001, 2000, and 1999

                                                                                                2001       2000       1999
                                                                                              ---------  ---------  ---------
                                                                                                      ($ in millions)
Cash flows from operating activities (see Note 3):
Net (loss) income............................................................................ $   (34.0) $   226.3  $   247.5
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
  Interest credited to policyholders' account balances.......................................      92.0       99.9      111.9
  Universal life and investment-type product policy fee income...............................    (117.8)    (127.4)    (143.5)
  Capitalization of deferred policy acquisition costs........................................    (194.5)    (175.0)    (148.8)
  Amortization of deferred policy acquisition costs..........................................     158.8      139.1      132.4
  Provision for depreciation and amortization................................................      64.9       32.9       32.4
  Provision for deferred federal income taxes................................................      (6.4)      63.4       57.5
  Net realized losses (gains) on investments.................................................      12.3      (37.5)    (125.1)
  Non-cash distributions from investments....................................................      52.9     (226.7)    (172.8)
  Change in other assets and accounts payable and other liabilities..........................     (55.1)     (69.7)      18.7
  Change in future policy benefits...........................................................      75.5       58.7       62.2
  Change in other policyholders' liabilities.................................................     (14.8)      10.6       17.0
  Change in current federal income taxes payable.............................................     (12.2)     (41.0)      54.7
  Extraordinary loss on extinguishment of debt...............................................        --       56.8         --
                                                                                              ---------  ---------  ---------
Net cash provided by operating activities.................................................... $    21.6  $    10.4  $   144.1
                                                                                              ---------  ---------  ---------
Cash flows from investing activities:
Sales, maturities or repayments of:
  Fixed maturities securities................................................................ $ 1,275.7  $ 1,067.5  $ 1,256.1
  Equity securities..........................................................................      39.9      514.2      328.2
  Mortgage loans on real estate..............................................................     341.6      453.7      194.8
  Policy loans, net..........................................................................      35.7        3.6        1.4
  Other invested assets......................................................................      57.9      179.6      369.4
Acquisitions of investments:
  Fixed maturities securities................................................................  (1,398.0)  (1,058.9)  (1,563.6)
  Equity securities..........................................................................     (51.4)    (127.6)    (152.0)
  Mortgage loans on real estate..............................................................    (405.3)    (442.4)    (503.4)
  Other invested assets......................................................................    (127.5)     (99.6)     (66.2)
  Other, net.................................................................................        --     (150.0)      60.3
  Property and equipment, net................................................................     (41.2)     (54.8)     (22.5)
                                                                                              ---------  ---------  ---------
Net cash (used in)/provided by investing activities.......................................... $  (272.6) $   285.3  $   (97.5)
                                                                                              =========  =========  =========
Cash flows from financing activities:
Issuance of debt............................................................................. $      --  $   215.0  $      --
Repayments of debt...........................................................................      (0.1)    (301.3)     (84.8)
Receipts from annuity and universal life policies credited to policyholders' account balances   1,150.9    2,287.1    1,874.0
Return of policyholders' account balances on annuity policies and universal life policies....    (979.3)  (2,305.9)  (1,896.5)
Capital contribution.........................................................................        --       65.0         --
Dividends paid to shareholders...............................................................    (115.0)    (100.0)        --
Net cash provided by/(used in) financing activities..........................................      56.5     (140.1)    (107.3)
                                                                                              ---------  ---------  ---------
Net (decrease)/increase in cash and cash equivalents.........................................    (194.5)     155.6      (60.7)
Cash and cash equivalents, beginning of year.................................................     499.5      343.9      404.6
                                                                                              ---------  ---------  ---------
Cash and cash equivalents, end of year....................................................... $   305.0  $   499.5  $   343.9
                                                                                              =========  =========  =========
Supplemental disclosure of cash flow information:
Cash paid during the period for:
  Income taxes............................................................................... $     4.6  $    93.3  $    20.1
  Interest................................................................................... $    19.8  $    29.4  $    20.3

         See accompanying notes to consolidated financial statements.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. Organization and Description of Business:

   The MONY Life Insurance Company ( "MONY Life") and its subsidiaries (MONY Life and its subsidiaries are collectively referred to herein as the "Company"), provides life insurance, annuities, corporate-owned and bank-owned life insurance ("COLI/BOLI") products, mutual funds, securities brokerage, asset management, and business and estate planning services. The Company distributes its products and services to individuals and institutional clients through a career agency sales force and financial advisors and brokers of its securities broker-dealer and mutual fund subsidiaries (hereafter referred to as "Proprietary Distribution"). In addition, the Company distributes its products and services through what it defines as complementary distribution channels ("Complementary Distribution"), which principally consist of independent third-party insurance brokerage general agencies and securities broker-dealers, as well as its corporate marketing team. The Company principally sells its products in all 50 of the United States, the District of Columbia, the U.S. Virgin Islands, Guam and the Commonwealth of Puerto Rico and currently insures or provides other financial services to more than one million people.

   MONY Life's principal wholly owned direct and indirect operating subsidiaries include: (i) MONY Life Insurance Company of America ("MLOA"), an Arizona domiciled life insurance company, (ii) Enterprise Capital Management ("Enterprise"), a distributor of both proprietary and non-proprietary mutual funds, (iii) U.S. Financial Life Insurance Company ("USFL"), an Ohio domiciled insurer underwriting specialty risk life insurance business, (iv) MONY Securities Corporation ("MSC"), a registered securities broker-dealer and investment advisor whose products and services are distributed through MONY Life's career agency sales force, (v) Trusted Securities Advisors Corporation ("Trusted Advisors"), which distributes investment products and services through a network of independent certified public accountants, (vi) MONY Brokerage, Inc. ("MBI"), a licensed insurance broker, which principally provides MONY Life's career agency sales force with access to life, annuity, small group health, and specialty insurance products written by other insurance companies so they can meet the insurance and investment needs of their clients, and (vii) MONY Life Insurance Company of the Americas, Ltd. ("MLICA"), which provides life insurance, annuity and investment products to nationals of certain Latin American countries.

   On November 16, 1998, pursuant to a plan of reorganization (the "Plan"), which was approved by the New York Insurance Department, The Mutual Life Insurance Company of New York ("MONY") converted from a mutual insurance company to a stock life insurance company (the "Demutualization") and became MONY Life, a wholly owned subsidiary of The MONY Group Inc. ("MONY Group"). In connection with the Plan, MONY established a closed block, as more fully discussed in Note 2, to fund the guaranteed benefits and dividends of certain participating insurance policies and eligible policyholders received cash, policy credits, or shares of MONY Group common stock in exchange for their membership interests in MONY.

   The MONY Group's other principal operating subsidiaries are The Advest Group, Inc. ("Advest") and Matrix Capital Markets Group ("Matrix"). Advest and Matrix were acquired by MONY Group in 2001.

2. The Closed Block:

   On November 16, 1998, the Company established a closed block (the "Closed Block") of certain participating insurance policies as defined in the Plan (the "Closed Block Business"). In conjunction therewith, the Company allocated assets to the Closed Block expected to produce cash flows which, together with anticipated revenues from the Closed Block Business, are reasonably expected to be sufficient to support the Closed Block Business, including but not limited to, provision for payment of claims and surrender benefits, certain expenses and taxes, and for continuation of current payable dividend scales in effect at the date of Demutualization, assuming the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. The assets allocated to the Closed Block and the aforementioned revenues inure solely to the benefit of the owners of policies included in the Closed Block.

   The assets and liabilities allocated to the Closed Block are recorded in the Company's financial statements at their historical carrying values. The carrying value of the assets allocated to the Closed Block are less than the carrying value of the Closed Block liabilities at the Plan Effective Date. The excess of the Closed Block liabilities over the Closed Block assets at the Plan Effective Date represents the total estimated future post-tax contribution expected to emerge from the operation of the Closed Block, which will be recognized in the Company's income over the period the policies and the contracts in the Closed Block remain in force.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   To the extent that the actual cash flows, subsequent to the Plan Effective Date, from the assets allocated to the Closed Block and the Closed Block Business are, in the aggregate, more favorable than assumed in establishing the Closed Block, total dividends paid to the Closed Block policyholders in future years will be greater than the total dividends that would have been paid to such policyholders if the current payable dividend scales had been continued. Conversely, to the extent that the actual cash flows, subsequent to the Plan Effective Date, from the assets allocated to the Closed Block and the Closed Block Business are, in the aggregate, less favorable than assumed in establishing the Closed Block, total dividends paid to the Closed Block policyholders in future years will be less than the total dividends that would have been paid to such policyholders if the current payable dividend scales had been continued. Accordingly, the recognition of the aforementioned estimated future post-tax contribution expected to emerge from the operation of the Closed Block is not affected by the aggregate actual experience of the Closed Block assets and the Closed Block Business subsequent to the Plan Effective Date, except in the event that the Closed Block assets and the actual experience of the Closed Block Business subsequent to the Plan Effective Date are not sufficient to pay the guaranteed benefits on the Closed Block Policies, in which case the Company will be required to fund any such deficiency from its general account assets outside of the Closed Block.

   Since the Closed Block has been funded to provide for payment of guaranteed benefits and the continuation of current payable dividends on the policies included therein, it will not be necessary to use general funds to pay guaranteed benefits unless the Closed Block Business experiences very substantial ongoing adverse experience in investment, mortality, persistency or other experience factors. The Company regularly (at least quarterly) monitors the experience from the Closed Block and may make changes to the dividend scale, when appropriate, to ensure that the profits are distributed to the Closed Block policyholders in a fair and equitable manner. In addition, periodically the New York Insurance Department requires the filing of an independent auditor's report on the operations of the Closed Block.

3. Summary of Significant Accounting Policies:

  Basis of Presentation

   The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates. The most significant estimates made in conjunction with the preparation of the Company's financial statements include those used in determining (i) deferred policy acquisition costs, (ii) the liability for future policy benefits, (iii) valuation allowances for mortgage loans, and impairment writedowns for other invested assets, and (iv) litigation, contingencies and restructuring charges. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

  Principles of Consolidation

   The accompanying consolidated financial statements include the accounts of the Company and those partnerships in which the Company has a majority voting interest. All significant intercompany accounts and transactions have been eliminated.

  Valuation of Investments and Realized Gains and Losses

   The Company's fixed maturity securities are classified as available-for-sale and are reported at estimated fair value. The Company's equity securities are comprised of investments in common stocks and limited partnership interests. The Company's investments in common stocks are classified as available-for-sale and are reported at estimated fair value. The Company's investments in limited partnership interests are accounted for in accordance with the equity method of accounting or the cost method of accounting depending upon the Company's percentage of ownership of the partnership and the date it was acquired. In general, partnership interests acquired after May 18, 1995 are accounted for in accordance with the equity method of accounting if

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES the Company's ownership interest exceeds 3 percent, whereas, if the partnership was acquired prior to May 18, 1995, the equity method would be applied only if the Company's ownership interest exceeded 20 percent. In all other circumstances the Company accounts for its investments in limited partnership interests in accordance with the cost method. Unrealized gains and losses on fixed maturity securities and common stocks are reported as a separate component of other comprehensive income, net of deferred income taxes and an adjustment for the effect on deferred policy acquisition costs that would have occurred if such gains and losses had been realized. The cost of all fixed maturity securities and common stock is adjusted for impairments in value deemed to be other than temporary. These adjustments are reflected as realized losses on investments. Realized gains and losses on sales of investments are determined on the basis of specific identification.

   Mortgage loans on real estate are stated at their unpaid principal balances, net of valuation allowances. Valuation allowances are established for the excess of the carrying value of a mortgage loan over its estimated fair value when the loan is considered to be impaired. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Estimated fair value is based on either the present value of expected future cash flows discounted at the loan's original effective interest rate, or the loan's observable market price (if considered to be a practical expedient), or the fair value of the collateral if the loan is collateral dependent and if foreclosure of the loan is considered probable. The provision for loss is reported as a realized loss on investment. Loans in foreclosure and loans considered to be impaired, other than restructured loans, are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in investment income in the period received. Interest income on restructured mortgage loans is accrued at the restructured loans' interest rate.

   Real estate held for investment, as well as related improvements, are reported as other invested assets, and are generally stated at cost less depreciation. Depreciation is determined using the straight-line method over the estimated useful life of the asset, which may range from 5 to 40 years. Cost is adjusted for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Impairment losses are based on the estimated fair value of the real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate to be disposed of is reported at the lower of its current carrying value or estimated fair value less estimated sales costs. Changes in reported values relating to real estate to be disposed of and impairments of real estate held for investment are reported as realized gains or losses on investments.

   Policy loans are carried at their unpaid principal balances. Cash and cash equivalents include cash on hand, amounts due from banks and highly liquid debt instruments with an original maturity of three months or less.

  Collateralized Financing Transactions

   Securities loaned and borrowed are accounted for as collateralized financing transactions and are recorded at the amount of cash collateral received or advanced. The fee received or paid by the Company is recorded as interest revenue or expense and is reflected in retail brokerage and investment banking revenues and other operating costs and expenses, respectively, in the consolidated statement of income. The initial collateral advanced or received has a higher market value than the underlying securities. The Company monitors the market value of securities borrowed and loaned on a daily basis, with additional collateral obtained or refunded, as necessary.

   The Company utilizes short-term repurchase agreements as supplementary short-term financing and delivers U.S. Treasury securities as collateral for cash received. These repurchase agreements are accounted for as collateralized financings. The fee paid by the Company is recorded as interest expense. The Company monitors the market value of securities transferred on a daily basis, and obtains additional collateral as necessary.

  Recognition of Insurance Revenue and Related Benefits

   Premiums from participating and non-participating traditional life, health and annuity policies with life contingencies are recognized as premium income when due. Benefits and expenses are matched with such income so as to result in the recognition of

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

   Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenue from these types of products consists of amounts assessed during the period against policyholders' account balances for policy administration charges, cost of insurance and surrender charges, and mortality and expense charges on variable contracts. Policy benefits charged to expense include benefit claims incurred in the period in excess of the related policyholders' account balance.

  Deferred Policy Acquisition Costs ("DAC")

   The costs of acquiring new business, principally commissions, underwriting, agency, and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred.

   For participating traditional life policies, DAC is amortized over the expected life of the contracts (30 years) as a constant percentage based on the present value of estimated gross margins expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2001, the expected investment yield for the Closed Block was 7.29% for the year 2001 with subsequent years grading down to an ultimate aggregate yield of 7.12% in the year 2013. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends.

   For universal life products and investment-type products, DAC is amortized over the expected life of the contracts (ranging from 15 to 30 years) as a constant percentage based on the present value of estimated gross profits expected to be realized over the life of the contracts using the initial locked in discount rate. For non-participating term policies, DAC is amortized over the expected life of the contracts (ranging from 10 to 20 years) in proportion to premium revenue recognized. The discount rate for all products is 8%. Estimated gross profits arise principally from investment results, mortality and expense margins and surrender charges.

   The Company conducts programs from time-to-time that allow annuity contractholders to exchange older annuity contracts for new annuity products at no cost. The Company has determined that the old and new products are substantially similar and as such, the Company retains previously recorded DAC related to the exchanged contract.

   DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period. The effect on the amortization of DAC of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the DAC asset that would result from the realization of unrealized gains (losses) is recognized through an offset to Other Comprehensive Income as of the balance sheet date.

  Future Policy Benefits and Policyholders' Account Balances

   Future policy benefit liabilities for participating traditional life policies are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Dividend fund interest assumptions range from 2.0 percent to
5.5 percent.

   Policyholders' account balances for universal life and investment-type contracts represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals. The weighted average interest crediting rate for universal life products was approximately 5.9%, 5.9% and 5.6% for the years ended December 31, 2001, 2000, and 1999, respectively. The weighted average interest crediting rate for investment-type products was approximately 4.5%, 4.9% and 5.1% for the years ended December 31, 2001, 2000, and 1999, respectively.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Dividends to Policyholders

   Dividends to policyholders, which are substantially all on the Closed Block Business (see Note 2) are determined annually by the Board of Directors of MONY Life. The aggregate amount of policyholders' dividends is related to actual interest, mortality and morbidity for the year.

  Participating Business

   At December 31, 2001 and 2000, participating business, substantially all of which is in the Closed Block, represented approximately 46.0% and 53.3% of the Company's life insurance in force, and 73.7% and 74.4% of the number of life insurance policies in force, respectively. For each of the years ended December 31, 2001, 2000 and 1999, participating business represented approximately 83.5% and 91.6%, and 95.9%, respectively, of life insurance premiums.

  Federal Income Taxes

   The Company files a consolidated federal income tax return with its parent, The MONY Group Inc. and its other subsidiaries, as well as the Company's life and non-life affiliates except Sagamore Financial Corporation and its subsidiaries. Deferred income tax assets and liabilities are recognized based on the difference between financial statement amounts and income tax bases of assets and liabilities using enacted income taxes and laws.

  Reinsurance

   The Company has reinsured certain of its life insurance and investment contracts with other insurance companies under various agreements. Amounts due from reinsurers are estimated based on assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reserve credits. Gains on reinsurance are deferred and amortized into income over the remaining life of the underlying reinsured contracts.

   In determining whether a reinsurance contract qualifies for reinsurance accounting, Statement of Financial Accounting Standards ("SFAS") No. 113 "Accounting and reporting for reinsurance of short-duration and long-duration contracts" requires that there be a "reasonable possibility" that the reinsurer may realize a "significant loss" from assuming insurance risk under the contract. In making this assessment, the Company projects the results of the policies reinsured under the contract under various scenarios and assesses the probability of such results actually occurring. The projected results represent the present value of all the cash flows under the reinsurance contract. The Company generally defines a "reasonable possibility" as having a probability of at least 10%. In assessing whether the projected results of the reinsured business constitute a "significant loss", the Company considers: (i) the ratio of the aggregate projected loss, discounted at an appropriate rate of interest (the "aggregate projected loss"), to an estimate of the reinsurer's investment in the contract, as hereafter defined, and (ii) the ratio of the aggregate projected loss to an estimate of the total premiums to be received by the reinsurer under the contract discounted at an appropriate rate of interest.

   The reinsurer's investment in a reinsurance contract consists of amounts paid to the ceding company at the inception of the contract (e.g. expense allowances and the excess of liabilities assumed by the reinsurer over the assets transferred to the reinsurer under the contract) plus the amount of capital required to support such business consistent with prudent business practices, regulatory requirements, and the reinsurer's credit rating. The Company estimates the capital required to support such business based on what it considers to be an appropriate level of risk-based capital in light of regulatory requirements and prudent business practices.

  Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent that the value of such assets exceeds the separate account liabilities. Investments held in separate accounts and liabilities of the separate

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES accounts are reported separately as assets and liabilities. Substantially all separate account assets are reported at estimated fair value. Investment income and gains or losses on the investments of separate accounts accrue directly to contractholders and, accordingly, are not reflected in the Company's consolidated statements of income and cash flows. Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues.

  Consolidated Statements of Cash Flows--Non-cash Transactions

   For the years ended December 31, 2001, 2000, and 1999, respectively, real estate of $18.0 million, $0.5 million, and $27.0 million was acquired in satisfaction of debt. At December 31, 2001 and 2000, the Company owned real estate acquired in satisfaction of debt of $44.3 million and $41.5 million, respectively. Other non-cash transactions, which are reflected in the statement of cash flows as a reconciling item from net income to net cash provided by operating activities, consisted primarily of stock distributions from the Company's partnership investments and payment-in-kind for interest due on certain fixed maturity securities.

  New Accounting Pronouncements

   On January 1, 2001 the Company adopted FASB SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"). SFAS 133 requires all derivatives to be recognized in the statement of financial position as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based on the hedge relationship that exists, if there is one. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS 133, are required to be reported in earnings. The Company's use of derivative instruments is not significant and accordingly, adoption of the standard did not have a material effect on the Company's earnings or financial position.

   On January 1, 2001, the Company adopted the provisions of American Institute of Certified Public Accountants Statement of Position 00-3, "Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies for Certain Long-Duration Participating Contracts" ("SOP 00-3"). SOP 00-3 requires, among other things, that Closed Block assets, liabilities, revenues, and expenses should be displayed in financial statements combined with all other assets, liabilities, revenues, and expenses outside the Closed Block. The guidance in SOP 00-3 requires restatement of financial statements presented for years prior to its issuance. Accordingly, the consolidated balance sheet of the Company as of December 31, 2000 and the related consolidated statements of income and comprehensive income for the years ended December 31, 2000 and 1999 have been restated to conform to the presentation required by SOP 00-3.

   On January 1, 2001 the Company adopted FASB SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, a replacement of SFAS No. 125" ("SFAS No. 140"). SFAS No. 140 specifies the accounting and reporting requirements for securitizations and other transfers of financial assets and collateral, recognition and measurement of servicing assets and liabilities, and the extinguishment of liabilities. Adoption of the new requirements did not have a material effect on the Company's earnings or financial position.

   In July 2001, the FASB issued SFAS No. 141, "Business Combinations" ("SFAS 141"). SFAS 141 addresses the financial accounting and reporting for all business combinations. This statement requires that all business combinations be accounted for under the purchase method of accounting, abolishes the use of the pooling-of-interest method, requires separate recognition of intangible assets that can be identified and named, and expands required disclosures. All of the Company's past business combinations have been accounted for under the purchase accounting method. The provisions of this statement apply to all business combinations initiated after June 30, 2001. This statement has no material effect on the financial position or earnings of the Company.

   In June 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"). SFAS 142 provides that goodwill and intangible assets that have indefinite useful lives will not be amortized but rather will be tested at least annually

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES for impairment. This Statement provides specific guidance for testing the impairment of goodwill and intangible assets. This statement is effective for fiscal years beginning after December 15, 2001. As a result of adopting this statement, the Company will no longer recognize goodwill amortization of approximately $1.4 million on an annualized basis. In addition, the Company does not expect to recognize any impairment of goodwill upon adoption of this statement.

   In October 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets" ("SFAS 144"). This statement establishes a single accounting model for the impairment or disposal of long-lived assets, including assets to be held and used, assets to be disposed of by other than sale, and assets to be disposed of by sale. The provisions of SFAS 144 are effective for financial statements issued for fiscal years beginning after December 15, 2001. SFAS 144 retains many of the same provisions of SFAS 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of" ("SFAS 121"). In addition to retaining the SFAS 121 requirements, SFAS 144 requires companies to present the results of operations of components of the entity that are held for sale as discontinued operations in the consolidated statements of income and comprehensive income. The Company has real estate held for sale, included in "Other assets", that meet the definition of a component of the entity. Accordingly, beginning January 1, 2002, the Company will report results from operations for real estate held for sale as discontinued operations. Pre-tax income from real estate held for sale recorded for the years ended December 31, 2001 and 2000 was approximately $6.8 million and $17.4 million, respectively.

4. Investment Income, Realized and Unrealized Investment Gains (Losses), and
              Comprehensive Income:

   Net investment income for the years ended December 31, 2001, 2000 and 1999 was derived from the following sources:

                                                      2001     2000    1999
                                                     ------  -------- ------
                                                         ($ in millions)
   Net Investment Income
   Fixed maturities................................. $484.4  $  495.4 $477.7
   Equity securities................................  (33.9)    239.4  194.2
   Mortgage loans...................................  139.8     144.3  127.7
   Other investments (including cash and short-term)  132.7     136.9  135.9
                                                     ------  -------- ------
   Total investment income..........................  723.0   1,016.0  935.5
   Investment expenses..............................   46.1      45.1   35.5
                                                     ------  -------- ------
   Net investment income............................ $676.9  $  970.9 $900.0
                                                     ======  ======== ======

   Net realized gains (losses) on investments for the years ended December 31, 2001, 2000 and 1999 are summarized as follows:

                                                   2001    2000    1999
                                                  ------  ------  ------
                                                      ($ in millions)
       Net Realized Gains (Losses) on Investments
       Fixed maturities.......................... $ (2.6) $(30.1) $ (8.6)
       Equity securities.........................   (7.8)   21.5    76.0
       Mortgage loans............................    9.3    19.8     0.8
       Other invested assets.....................  (11.2)   26.3    56.9
                                                  ------  ------  ------
       Net realized gains (losses) on investments $(12.3) $ 37.5  $125.1
                                                  ======  ======  ======

   Following is a summary of the change in unrealized investment gains (losses), net of related deferred income taxes and adjustment for deferred policy acquisition costs (see Note 8), which are reflected in Accumulated Other Comprehensive Income for the periods presented. The net change in unrealized investment gains (losses) and the change in the Company's minimum pension

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES liability represent the only components of other comprehensive income for the years ended December 31, 2001, 2000 and 1999 as presented below:

                                                                       2001    2000    1999
                                                                      ------  ------  -------
                                                                          ($ in millions)
Other Comprehensive Income
Change in unrealized gains (losses):
Fixed maturities..................................................... $156.7  $196.7  $(458.9)
Equity securities....................................................   (3.4)  (59.9)   (25.3)
Other................................................................    0.0     0.0     (3.6)
                                                                      ------  ------  -------
Subtotal.............................................................  153.3   136.8   (487.8)
AEGON Portfolio (See Note 11)........................................   31.0    20.6    (77.9)
                                                                      ------  ------  -------
Subtotal.............................................................  184.3   157.4   (565.7)
Effect on unrealized gains (losses) on investments attributable to:
 DAC.................................................................  (30.3)  (93.1)   241.6
 Deferred federal income taxes.......................................  (48.2)  (20.6)   114.1
Net unrealized gains (losses) and DAC transferred to the Closed Block  (69.2)    2.5     28.2
                                                                      ------  ------  -------
Change in unrealized gains (losses) on investments, net..............   36.6    46.2   (181.8)
Minimum pension liability adjustment.................................  (11.5)   (3.8)      --
                                                                      ------  ------  -------
Other comprehensive income........................................... $ 25.1  $ 42.4  $(181.8)
                                                                      ======  ======  =======

   The following table sets forth the reclassification adjustments required for the years ended December 31, 2001, 2000, and 1999 to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

                                                                  2001   2001    1999
                                                                  -----  -----  -------
                                                                     ($ in millions)
Reclassification Adjustments
Unrealized gains (losses) on investments......................... $34.6  $48.6  $(135.3)
Reclassification adjustment for gains included in net income.....  (9.5)  (6.2)   (46.5)
                                                                  -----  -----  -------
Unrealized gains (losses) on investments, net of reclassification adjustments.................................................... $25.1  $42.4  $(181.8)
                                                                  =====  =====  =======

   Unrealized gains (losses) on investments, (excluding net unrealized gains (losses) and DAC on assets allocated to the Closed Block), reported in the above table for the years ended December 31, 2001, 2000 and 1999 are net of income tax expense (benefit) of $43.2 million, $17.2 million, and $(139.2) million, respectively, and $(32.1) million, $(95.5) million, and $242.2 million, respectively, relating to the effect of such unrealized gains (losses) on DAC.

   Reclassification adjustments, (excluding net unrealized gains (losses) and DAC on assets allocated to the Closed Block), reported in the above table for the years ended December 31, 2001, 2000 and 1999 are net of income tax expense of $5.1 million, $3.3 million and $25.1 million, respectively, and $1.8 million, $2.5 million and $(0.4) million, respectively, relating to the effect of such amounts on DAC.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

5. Fixed Maturity and Equity Securities:

  Fixed Maturity Securities Available-for-Sale

   The amortized cost, gross unrealized gains and losses, and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2001 and 2000 are as follows:


                                                                                       Gross        Gross
                                                                     Amortized      Unrealized    Unrealized      Estimated
                                                                       Cost            Gains        Losses       Fair Value
                                                                 ----------------- ------------- ------------ -----------------
                                                                   2001     2000    2001   2000  2001   2000    2001     2000
                                                                 -------- -------- ------ ------ ----- ------ -------- --------
                                                                                        ($ in millions)
US Treasury securities and Obligations of US Government agencies $  292.7 $  171.6 $ 14.7 $  6.7 $ 0.2 $  0.3 $  307.2 $  178.1
Collateralized mortgage obligations:
  Government agency-backed......................................    268.4    310.9    5.8    2.5   0.8    1.6    273.4    311.8
  Non-agency backed.............................................    166.3    136.7    7.0    3.3   0.0    0.3    173.3    139.7
Other asset-backed securities:
  Government agency-backed......................................     18.4     25.8    0.7    0.5   0.0    0.2     19.1     26.1
  Non-agency backed.............................................    611.5    505.9   17.9    7.0   9.6    8.2    619.8    504.7
Foreign governments.............................................     32.1     28.4    4.0    1.5   0.7    0.5     35.4     29.4
Utilities.......................................................    551.3    635.2   16.9   13.4   4.6   11.1    563.6    637.5
Corporate bonds.................................................  4,830.3  4,860.8  153.0   82.6  58.3  103.5  4,925.0  4,839.9
                                                                 -------- -------- ------ ------ ----- ------ -------- --------
      Total bonds...............................................  6,771.0  6,675.3  220.0  117.5  74.2  125.7  6,916.8  6,667.2
Redeemable preferred stocks.....................................     55.6     27.4    1.2    0.0   0.1    1.6     56.7     25.8
                                                                 -------- -------- ------ ------ ----- ------ -------- --------
      Total..................................................... $6,826.6 $6,702.7 $221.2 $117.5 $74.3 $127.3 $6,973.5 $6,693.0
                                                                 ======== ======== ====== ====== ===== ====== ======== ========


   The carrying value of the Company's fixed maturity securities available-for-sale at December 31, 2001 and 2000 is net of adjustments for impairments in value deemed to be other than temporary of $48.2 million and $27.5 million, respectively.

   At December 31, 2001 and 2000, there was $0.0 million and $1.6 million, respectively, of fixed maturity securities which had been non-income producing for the twelve months preceding such dates.

   The Company classifies fixed maturity securities available-for-sale which
(i) are in default as to principal or interest payments, (ii) are to be restructured pursuant to commenced negotiations, (iii) went into bankruptcy subsequent to acquisition, or (iv) are deemed to have other than temporary impairments to value as "problem fixed maturity securities." At December 31, 2001 and 2000, the carrying value of problem fixed maturities held by the Company was $66.7 million and $54.1 million, respectively. The Company defines potential problem securities in the fixed maturity category as securities that are deemed to be experiencing significant operating problems or difficult industry conditions. At December 31, 2001 and 2000, the carrying value of potential problem fixed maturities held by the Company was $16.1 million and $6.6 million, respectively. In addition, at December 31, 2001 and 2000, the Company had no fixed maturity securities which had been restructured.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The amortized cost and estimated fair value of fixed maturity securities available-for-sale, by contractual maturity dates (excluding scheduled sinking funds) as of December 31, 2001, are as follows:

                                                         2001
                                                 --------------------
                                                 Amortized Estimated
                                                   Cost    Fair Value
                                                 --------- ----------
                                                   ($ in millions)
          Due in one year or less............... $  346.1   $  354.9
          Due after one year through five years.  1,996.7    2,071.1
          Due after five years through ten years  2,480.2    2,527.4
          Due after ten years...................    939.0      934.6
                                                 --------   --------
             Subtotal...........................  5,762.0    5,888.0
          Mortgage--and asset-backed securities.  1,064.6    1,085.5
                                                 --------   --------
             Total.............................. $6,826.6   $6,973.5
                                                 ========   ========

   Fixed maturity securities available-for-sale that are not due at a single maturity date have been included in the preceding table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

   Proceeds from sales of fixed maturity securities available-for-sale during 2001, 2000 and 1999 were $479.4 million, $441.3 million and $632.8 million, respectively. Gross gains of $21.3 million, $7.2 million, and $6.9 million and gross losses of $8.3 million, $16.3 million, and $19.4 million were realized on these sales, in 2001, 2000 and 1999, respectively.

  Equity Securities

   The cost, gross unrealized gains and losses, and estimated fair value of marketable and non-marketable equity securities at December 31, 2001 and 2000 are as follows:

                                                 Gross      Gross
                                  Amortized   Unrealized  Unrealized   Estimated
                                    Cost         Gains      Losses    Fair Value
                                ------------- ----------- ---------- -------------
                                 2001   2000  2001  2000  2001  2000  2001   2000
                                ------ ------ ----- ----- ----- ---- ------ ------
                                                 ($ in millions)
Marketable equity securities... $ 67.3 $ 40.1 $ 6.2 $ 6.7 $ 6.9 $2.2 $ 66.6 $ 44.6
Nonmarketable equity securities  220.7  226.2  31.0  63.6  20.8  5.8  230.9  284.0
                                ------ ------ ----- ----- ----- ---- ------ ------
                                $288.0 $266.3 $37.2 $70.3 $27.7 $8.0 $297.5  328.6
                                ====== ====== ===== ===== ===== ==== ====== ======

   Proceeds from sales of equity securities during 2001, 2000 and 1999 were $31.0 million, $499.2 million and $302.7 million, respectively. Gross gains of $3.1 million, $81.2 million and $90.0 million and gross losses of $9.5 million, $57.8 million and $12.4 million were realized on these sales, during 2001, 2000, and 1999, respectively.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

6. Mortgage Loans on Real Estate:

   Mortgage loans on real estate at December 31, 2001 and 2000 consist of the following:

                                                      2001      2000
                                                    --------  --------
                                                      ($ in millions)
        Commercial and residential mortgage loans.. $1,533.6  $1,473.4
        Agricultural mortgage loans................    304.6     313.5
                                                    --------  --------
        Total loans................................  1,838.2   1,786.9
        Less: valuation allowances.................    (28.5)    (32.2)
                                                    --------  --------
        Mortgage loans, net of valuation allowances $1,809.7  $1,754.7
                                                    ========  ========

   An analysis of the valuation allowances for 2001, 2000 and 1999 is as follows:

                                                 2001   2000    1999
                                                 -----  -----  ------
                                                    ($ in millions)
         Balance, beginning of year............. $32.2  $37.3  $ 46.8
         (Decrease)/increase in allowance.......  (0.8)  (4.9)    3.7
         Reduction due to pay downs and pay offs  (0.2)  (0.2)   (1.3)
         Transfers to real estate...............  (2.7)    --   (11.9)
                                                 -----  -----  ------
         Balance, end of year................... $28.5  $32.2  $ 37.3
                                                 =====  =====  ======

   Impaired mortgage loans along with related valuation allowances as of December 31, 2001 and 2000 are as follows:

                                                                      2001    2000
                                                                     ------  ------
                                                                     ($ in millions)
Investment in impaired mortgage loans (before valuation allowances):
Loans that have valuation allowances................................ $ 93.5  $132.9
Loans that do not have valuation allowances.........................   85.2    65.1
                                                                     ------  ------
   Subtotal.........................................................  178.7   198.0
Valuation allowances................................................  (18.4)  (22.6)
                                                                     ------  ------
   Impaired mortgage loans, net of valuation allowances............. $160.3  $175.4
                                                                     ======  ======

   During 2001, 2000, and 1999, the Company recognized $12.8 million, $19.5 million, and $19.8 million, respectively, of interest income on impaired loans (also see Note 18).

   At December 31, 2001 and 2000, the carrying value of mortgage loans which were non-income producing for the twelve months preceding such dates was $22.0 million and $13.3 million, respectively.

   At December 31, 2001 and 2000, the Company had restructured mortgage loans of $66.3 million and $85.7 million, respectively. Interest income of $4.3 million, $6.8 million and $10.6 million was recognized on restructured mortgage loans in 2001, 2000, and 1999, respectively. Gross interest income on these loans that would have been recorded in accordance with the original terms of such loans amounted to approximately $7.2 million, $9.5 million, and $15.7 million in 2001, 2000 and 1999, respectively.

7. Segment Information:

   The Company's business activities consist of the following: protection product operations, accumulation product operations, mutual fund operations, securities broker-dealer operations, insurance brokerage operations, and certain insurance lines of business no longer written by the Company (the "run-off businesses"). These business activities represent the Company's operating

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES segments. Except as discussed below, these segments are managed separately because they either provide different products or services, are subject to different regulation, require different strategies, or have different technology requirements.

   Management considers the Company's mutual fund operations to be an integral part of the products offered by the Company's accumulation products segment, since a significant portion of mutual funds sold by the Company are offered through, and in conjunction with, the products marketed by the accumulation products segment. Accordingly, for management purposes (including, performance assessment and making decisions regarding the allocation of resources), the Company aggregates its mutual fund operations with its accumulation products segment.

   Of the aforementioned segments, only the protection products segment and the accumulation products segment qualify as reportable segments in accordance with SFAS 131. All of the Company's other segments are combined and reported in the other products segment.

   Products comprising the protection products segment primarily include a wide range of insurance products, including: whole life, term life, universal life, variable universal life, corporate-owned life insurance, last survivor variable universal life, last survivor universal life, group universal life and special-risk products. In addition, included in the protection products segment are: (i) the assets and liabilities transferred pursuant to the Group Pension Transaction, as well as the Group Pension Profits (see Note 11), (ii) the Closed Block assets and liabilities, as well as the Contribution from the Closed Block (See Notes 2 and 18), and (iii) the Company's disability income insurance business. Products comprising the accumulation products segment primarily include flexible premium variable annuities, single premium deferred annuities, immediate annuities, proprietary mutual funds, investment management services, and certain other financial services products. The Company's other products segment primarily consists of the securities broker-dealer operation, the insurance brokerage operation, and the run-off businesses. The securities broker-dealer operation markets the Company's proprietary investment products and, in addition, provides clients of the Company's protection and accumulation products access to other non-proprietary investment products (including stocks, bonds, limited partnership interests, tax-exempt unit investment trusts and other investment securities). The insurance brokerage operation provides the Company's field agency force with access to life, annuity, small group health and specialty insurance products written by other carriers to meet the insurance and investment needs of its clients. The run-off businesses primarily consist of group life and health business, as well as group pension business that was not included in the Group Pension Transaction.

   Set forth in the table below is certain financial information with respect to the Company's operating segments as of and for each of the years ended December 31, 2001, 2000, and 1999, as well as amounts not allocated to the segments. Except for various allocations discussed below, the accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company evaluates the performance of each operating segment based on profit or loss from operations before income taxes and nonrecurring items (e.g. items of an unusual or infrequent nature). The Company does not allocate certain non-recurring items to the segments. In addition, substantially all segment revenues are from external sources.

   Assets have been allocated to the segments in amounts sufficient to support the associated liabilities of each segment. In addition, capital is allocated to each segment in amounts sufficient to maintain a targeted regulatory risk-based capital ("RBC") level for each segment. Allocations of net investment income and net realized gains on investments were based on the amount of assets allocated to each segment. Other costs and operating expenses were allocated to each of the segments based on: (i) a review of the nature of such costs, (ii) time studies analyzing the amount of employee compensation costs incurred by each segment, and (iii) cost estimates included in the Company's product pricing. Substantially all non-cash transactions and impaired real estate (including real estate acquired in satisfaction of debt) have been allocated to the Protection Products segment (see Note 3).

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     Segment Summary Financial Information

                                                                      2001(3)(5) 2000(6)   1999(7)
                                                                      ---------- --------  --------
                                                                             ($ in millions)
Premiums:
Protection Products..................................................   $675.5   $  685.7  $  702.8
Accumulation Products................................................      5.3        1.3       0.9
Other Products.......................................................     14.5       13.5      13.4
                                                                        ------   --------  --------
                                                                        $695.3   $  700.5  $  717.1
                                                                        ======   ========  ========
Universal life and investment-type product policy fees:
Protection Products..................................................   $151.6   $  134.8  $  122.3
Accumulation Products................................................     54.7       70.0      73.3
Other Products.......................................................      0.9        1.0       0.7
                                                                        ------   --------  --------
                                                                        $207.2   $  205.8  $  196.3
                                                                        ======   ========  ========
Net investment income and net realized gains (losses) on investments:
Protection Products..................................................   $559.4   $  796.7  $  823.1
Accumulation Products................................................     68.6      124.9     132.4
Other Products.......................................................     17.9       68.9      69.6
Reconciling amounts(4)...............................................     18.7       17.9       0.0
                                                                        ------   --------  --------
                                                                        $664.6   $1,008.4  $1,025.1
                                                                        ======   ========  ========
Other income:
Protection Products..................................................   $ 46.8   $   57.7  $   79.6
Accumulation Products................................................    107.4      120.2      95.1
Other Products.......................................................     57.5       77.4      80.7
Reconciling amounts..................................................      8.1        5.1       4.8
                                                                        ------   --------  --------
                                                                        $219.8   $  260.4  $  260.2
                                                                        ======   ========  ========
Amortization of deferred policy acquisition costs:
Protection Products..................................................   $115.7   $  110.8  $  107.1
Accumulation Products................................................     26.1       28.3      30.7
Reconciling amounts..................................................     17.0        0.0       0.0
                                                                        ------   --------  --------
                                                                        $158.8   $  139.1  $  137.8
                                                                        ======   ========  ========
Benefits to policyholders:(1)
Protection Products..................................................   $815.1   $  791.1  $  790.7
Accumulation Products................................................     75.4       68.2      73.7
Other Products.......................................................     29.2       31.5      33.7
Reconciling amounts..................................................      5.5        7.6       4.5
                                                                        ------   --------  --------
                                                                        $925.2   $  898.4  $  902.6
                                                                        ======   ========  ========
Other operating costs and expenses:
Protection Products..................................................   $245.5   $  262.2  $  287.5
Accumulation Products................................................    127.2      120.0     105.7
Other Products.......................................................    138.9      100.3      93.7
Reconciling amounts..................................................      7.8       20.8      61.8
                                                                        ------   --------  --------
                                                                        $519.4   $  503.3  $  548.7
                                                                        ======   ========  ========
Income before income taxes:
Protection Products..................................................   $ 23.1   $  278.1  $  315.0
Accumulation Products................................................      5.7       98.4      89.6
Other Products.......................................................    (78.4)      27.7      35.8
Reconciling amounts..................................................     (3.5)      (5.4)    (61.5)
                                                                        ------   --------  --------
                                                                        $(53.1)  $  398.8  $  378.9
                                                                        ======   ========  ========

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                          2001(3)(5)  2000(6)   1999(7)
                                          ---------- --------- ---------
                                                 ($ in millions)
       Assets:
       Protection Products............... $16,188.1  $16,239.0 $16,181.4
       Accumulation Products.............   5,077.7    5,593.5   6,175.0
       Other Products....................   1,125.7    1,060.8   1,187.6
       Reconciling amounts...............     994.8    1,309.0   1,176.1
                                          ---------  --------- ---------
                                          $23,386.3  $24,202.3 $24,720.1
                                          =========  ========= =========
       Deferred policy acquisition costs:
       Protection Products............... $ 1,087.0  $ 1,064.3 $ 1,094.9
       Accumulation Products.............     146.8      145.4     153.3
                                          ---------  --------- ---------
                                          $ 1,233.8  $ 1,209.7 $ 1,248.2
                                          =========  ========= =========
       Policyholders' liabilities:
       Protection Products............... $10,366.5  $10,290.7 $10,231.7
       Accumulation Products.............   1,142.5    1,060.0   1,236.3
       Other Products....................     361.7      381.4     418.9
       Reconciling amounts...............      16.3       17.7      17.4
                                          ---------  --------- ---------
                                          $11,887.0  $11,749.8 $11,904.3
                                          =========  ========= =========
       Separate account liabilities:(2)
       Protection Products............... $ 3,783.7  $ 3,939.5 $ 3,843.5
       Accumulation Products.............   3,464.3    4,072.9   4,548.9
       Other Products....................     429.7      499.5     604.2
       Reconciling amounts...............     694.1      770.1     832.3
                                          ---------  --------- ---------
                                          $ 8,371.8  $ 9,282.0 $ 9,828.9
                                          =========  ========= =========

----------
(1) Includes interest credited to policyholders' account balances.
(2) Each segment includes separate account assets in an amount not less than the corresponding liability reported.
(3) See Note 19 for details regarding the allocation of Reorganization and Other Charges to segments.
(4) Reconciling amounts include interest expense related to the Inter-company Surplus Notes (see Note 14).
(5) Amounts reported as "reconciling" in 2001 primarily relate to: (i) contracts issued by MONY Life relating to its employee benefit plans, and
    (ii) charges totaling $56.8 million pretax relating to the Company's reorganization.
(6) Amounts reported as "reconciling" in 2000 primarily relate to contracts issued by MONY Life relating to its employee benefit plans.
(7) Amounts reported as "reconciling" in 1999 primarily relate to: (i) contracts issued by MONY Life relating to its employee benefit plans, (ii) charges totaling $59.7 million pretax relating to the Company's voluntary early retirement program, and (iii) demutualization expenses in 1999.

   Substantially all of the Company's revenues are derived in the United States. Revenue derived from outside the United States is not material and revenue derived from any single client does not exceed 10 percent of total consolidated revenues.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Following is a summary of revenues by product for the years ended December 31, 2001, 2000 and 1999:

                                             2001   2000   1999
                                            ------ ------ ------
                                              ($ in millions)
                Premiums:
                Individual life............ $675.1 $685.2 $702.7
                Disability income insurance    0.4    0.5    0.6
                Group insurance............   14.5   13.5   13.4
                Other......................    5.3    1.3    0.4
                                            ------ ------ ------
                   Total................... $695.3 $700.5 $717.1
                                            ====== ====== ======


                                                           2001   2000   1999
                                                          ------ ------ ------
                                                            ($ in millions)
  Universal life and investment-type product policy fees:
  Universal life......................................... $ 68.8 $ 69.0 $ 73.2
  Variable universal life................................   73.4   54.7   37.6
  Group universal life...................................    9.4   11.1   11.5
  Individual variable annuities..........................   54.7   69.7   72.8
  Individual fixed annuities.............................    0.9    1.3    1.2
                                                          ------ ------ ------
     Total............................................... $207.2 $205.8 $196.3
                                                          ====== ====== ======

8. Deferred Policy Acquisition Costs:

   Policy acquisition costs deferred and amortized in 2001, 2000, and 1999 are as follows:

                                                  2001      2000      1999
                                                --------  --------  --------
                                                       ($ in millions)
   Balance, beginning of the year.............. $1,209.7  $1,248.2  $  994.3
   Costs deferred during the year..............    209.1     190.8     154.3
   Amortized to expense during the year........   (158.8)   (139.0)   (137.8)
   Effect on DAC from unrealized (gains) losses    (26.2)    (90.3)    237.4
                                                --------  --------  --------
   Balance, end of the year.................... $1,233.8  $1,209.7  $1,248.2
                                                ========  ========  ========

9. Pension Plans and Other Postretirement Benefits:

  Pension Plans

   The Company has a qualified pension plan covering substantially all of its salaried employees. The provisions of the plan provide both (a) defined benefit accruals based on (i) years of service, (ii) the employee's final average annual compensation and (iii) wage bases or benefits under Social Security and
(b) defined contribution accruals based on a Company matching contribution equal to 100% of the employee's elective deferrals under the incentive savings plan for employees up to 3% of the employee's eligible compensation and an additional 2% of eligible compensation for each active participant. Effective June 15, 1999, prospective defined contribution accruals in the defined benefit plan ceased and were redirected to the Investment Plan Supplement for Employees. The Company did not make any contribution in the current year or prior year under Section 404 of the Internal Revenue Code ("IRC") because the plan was fully funded under Section 412 of the IRC.

   During 2000, the Company amended its Qualified Pension plan, which increased certain benefit liabilities payable thereunder. The amendment resulted in an increase of $1.8 million in the plan's projected benefit obligation.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The assets of the qualified pension plan are primarily invested in MONY Pooled Accounts which include common stock, real estate, private placement debt securities and bonds. At December 31, 2001 and 2000, $415.3 million and $466.4 million, respectively, were invested in the MONY Pooled Accounts. Benefits of $27.9 million, $33.9 million and $40.4 million were paid by this plan for the years ended December 31, 2001, 2000, and 1999, respectively.

   The Company also sponsors a non-qualified employee excess pension plan, which provides both defined benefits and defined contribution accruals in excess of Internal Revenue Service limits to certain employees. The benefits are based on years of service and the employee's final average annual compensation. Pension benefits are paid from the Company's general account.

  Postretirement Benefits

   The Company provides certain health care and life insurance benefits for retired employees and field underwriters. The Company amortizes its postretirement transition obligation over a period of twenty years.

   Assumed health care cost trend rates typically have a significant effect on the amounts reported for health care plans, however, under the Company's postretirement healthcare plan, there is a per capita limit on the Company's healthcare costs. As a result, a one-percentage point change in the assumed healthcare cost trend rates would have an immaterial affect on amounts reported.

   The following presents the change in the benefit obligation, change in plan assets and other information with respect to the Company's qualified and non-qualified defined benefit pension plans and other benefits which represents the Company's postretirement benefit obligation:

                                               Pension Benefits  Other Benefits
                                               ---------------  ----------------
                                                2001     2000    2001     2000
                                               ------   ------  -------  -------
                                                        ($ in millions)
Change in benefit obligation:
Benefit obligation at beginning of year....... $386.1   $373.3  $ 103.9  $  97.7
Service cost..................................    8.3      6.1      1.5      1.2
Interest cost.................................   30.9     29.4      7.2      7.3
Curtailment gain..............................     --     (2.0)      --       --
Termination benefits..........................     --       --       --       --
Plan amendment................................    1.8       --       --       --
Actuarial loss................................   25.8     18.9      0.5      5.8
Benefits paid.................................  (41.4)   (39.6)    (8.4)    (8.1)
                                               ------   ------  -------  -------
Benefit obligation at end of year............. $411.5   $386.1  $ 104.7  $ 103.9
                                               ======   ======  =======  =======

Change in plan assets:
Fair value of plan assets at beginning of year $469.9   $498.0  $    --  $    --
Actual return on plan assets..................  (20.5)     9.1       --       --
Employer contribution.........................   13.5      8.6      8.4      8.1
Benefits and expenses paid....................  (43.4)   (45.8)    (8.4)    (8.1)
Fair value of plan assets at end of year......  419.5    469.9       --       --
Funded status.................................    8.0     83.8   (103.7)  (103.9)
Unrecognized actuarial loss...................   98.4      5.8     12.1     12.6
Unamortized transition obligation.............    2.1     (5.5)    33.6     36.7
Unrecognized prior service cost...............  (11.4)   (14.0)    (0.8)    (0.9)
                                               ------   ------  -------  -------
Net amount recognized......................... $ 97.1   $ 70.1  $ (58.8) $ (55.5)
                                               ======   ======  =======  =======

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                                                    Pension Benefits Other Benefits
                                                                                    ---------------  --------------
                                                                                     2001     2000    2001    2000
                                                                                    ------   ------  ------  ------
                                                                                            ($ in millions)
Amounts recognized in the statement of financial position consist of the following:
Prepaid benefit cost............................................................... $145.4   $123.0  $   --  $   --
Accrued benefit liability..........................................................  (48.3)   (52.9)  (58.8)  (55.5)
Intangible asset...................................................................    2.1      2.4      --      --
Accumulated other comprehensive income.............................................   (2.1)    (2.4)     --      --
                                                                                    ------   ------  ------  ------
Net amount recognized.............................................................. $ 97.1   $ 70.1  $(58.8) $(55.5)
                                                                                    ======   ======  ======  ======

   The Company's qualified plan had assets of $419.5 million and $469.9 million at December 31, 2001 and 2000, respectively. The projected benefit obligation and accumulated benefit obligation for the qualified plan were $343.5 million and $310.6 million at December 31, 2001 and $318.3 million and $292.2 million at December 31, 2000, respectively.

   The projected benefit obligation and accumulated benefit obligation for the non-qualified defined benefit pension plan, which is unfunded, were $68.0 million and $65.6 million at December 31, 2001 and $67.8 million and $59.0 million at December 31, 2000, respectively.

                                                Pension Benefits  Other Benefits
                                                ----------------  -------------
                                                2001  2000  1999  2001 2000 1999
                                                ----  ----  ----  ---- ---- ----
Weighted-average assumptions as of December 31:
Discount rate..................................  7.3%  7.5%  8.0% 0.0% 7.5% 8.0%
Expected return on plan assets................. 10.0% 10.0% 10.0% 0.0% 0.0% 0.0%
Rate of compensation increase(1)...............  0.0%  5.0%  5.0% 0.0% 5.0% 5.0%

----------
(1)No benefits bearing incentive compensation is assumed for 2002. Otherwise benefits bearing compensation is assumed to increase by 4% for all participants eligible for incentive compensation and by 5% for all others. Benefits bearing incentive compensation for the top four officers is assumed to be 5% of base salary after 2002.

   For measurement purposes, a 10% percent annual rate of increase in the per capita cost of covered health care benefits was assumed for 2002. The rate was assumed to decrease gradually to 6% percent for 2010 and remain at that level thereafter.

   Components of net periodic benefit cost for the pension and other post-retirement plans are as follows:

                                           Pension Benefits        Other Benefits
                                        ----------------------  -------------------
                                         2001    2000    1999   2001   2000   1999
                                        ------  ------  ------  -----  -----  -----
                                                      ($ in millions)
Components of net periodic benefit cost
Service cost........................... $  8.3  $  6.1  $ 11.7  $ 1.5  $ 1.2  $ 2.0
Interest cost..........................   30.9    29.4    27.3    7.2    6.5    7.2
Expected return on plan assets.........  (45.5)  (46.9)  (44.2)    --     --     --
Amortization of prior service cost.....   (0.8)   (1.5)   (0.8)  (0.2)  (0.1)  (0.1)
Curtailment gain.......................     --    (2.0)   (3.8)    --     --     --
Special termination benefits...........     --      --    50.0     --     --     --
Recognized net actuarial loss/(gain)...    1.1    (0.2)     --     --     --    1.1
Amortization of transition items.......   (7.5)   (7.9)   (7.5)   3.1    3.1    3.1
                                        ------  ------  ------  -----  -----  -----
Net periodic benefit cost.............. $(13.5) $(23.0) $ 32.7  $11.6  $10.7  $13.3
                                        ======  ======  ======  =====  =====  =====

   The Company also has a qualified money purchase pension plan covering substantially all career field underwriters. Company contributions of 5% of earnings plus an additional 2% of such earnings in excess of the social security wage base are made each

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES year. At December 31, 2001 and 2000, the fair value of plan assets was $198.9 million and $231.2 million, respectively. For the years ended December 31, 2001, 2000, and 1999, the Company contributed $3.2 million, $3.2 million and $3.1 million to the plan, respectively, which amounts are reflected in Other Operating Costs and Expenses.

   The Company has a non-qualified defined contribution plan, which is unfunded. The non-qualified defined contribution plan projected benefit obligation which equaled the accumulated benefit obligation was $59.5 million and $61.0 million as of December 31, 2001 and 2000, respectively. The non-qualified defined contribution plan's net periodic expense was $(0.2) million, $7.2 million and $9.3 million for the years ended December 31, 2001, 2000 and 1999, respectively.

   The Company also has incentive savings plans in which substantially all employees and career field underwriters are eligible to participate. The Company matches field underwriter contributions up to 2% of eligible compensation and may also make an additional profit sharing contribution for non-officer employees. As with the employee excess plan, the Company also sponsors non-qualified excess defined contribution plans for both the field underwriter retirement plan and the incentive savings plan for field underwriters.

10. IncomeTaxes:

   The Company files a consolidated federal income tax return with its parent, The MONY Group Inc. and its other subsidiaries, as well as the Company's life and non-life affiliates except Sagamore Financial Corporation and its subsidiaries.

   Income taxes have been calculated in accordance with the provisions of the Internal Revenue Code of 1986, as amended. A summary of the income tax (benefit)/expense is presented below:

                                                         2001    2000    1999
                                                        ------  ------  ------
                                                           ($ in millions)
 Income tax (benefit) expense:
  Current.............................................. $ 16.1  $ 82.1  $ 73.9
  Deferred.............................................  (35.2)   52.7    57.5
                                                        ------  ------  ------
 Income tax (benefit) expense before extraordinary item  (19.1)  134.8   131.4
  Extraordinary item...................................     --   (20.3)     --
                                                        ------  ------  ------
        Total.......................................... $(19.1) $114.5  $131.4
                                                        ======  ======  ======

   Income taxes reported in the consolidated statements of income are different from the amounts determined by multiplying the earnings before income taxes by the statutory federal income tax rate of 35%. The sources of the difference and the tax effects of each are as follows:

                                                                2001    2000    1999
                                                               ------  ------  ------
                                                                   ($ in millions)
Tax at statutory rate......................................... $(18.6) $139.6  $133.3
Dividends received deduction..................................     --    (2.5)   (1.7)
Goodwill......................................................    5.4      --      --
Tax Return to provision differences...........................   (4.0)     --      --
Tax Accruals..................................................   (3.2)     --      --
Meals & Entertainment.........................................    1.3      --      --
Other.........................................................     --    (2.3)   (0.2)
                                                               ------  ------  ------
Federal Income tax (benefit) expense before extraordinary item  (19.1)  134.8   131.4
 Extraordinary item...........................................     --   (20.3)     --
                                                               ------  ------  ------
Provision for income taxes.................................... $(19.1) $114.5  $131.4
                                                               ======  ======  ======

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   MONY Group's income tax returns for years through 1993 have been examined by the Internal Revenue Service ("IRS"). No material adjustments were proposed by the IRS as a result of these examinations. In the opinion of management, adequate provision has been made for any additional taxes which may become due with respect to open years.

   The components of deferred tax liabilities and assets at December 31, 2001 and 2000 are reported in Accounts Payable and Other Liabilities in the balance sheet and are as follows:

                                                        2001    2000
                                                       ------  ------
                                                       ($ in millions)
         Deferred policy acquisition costs............ $191.1  $163.3
         Fixed maturities and equity securities.......   56.2    25.3
         Other, net(1)................................   68.7    67.8
         Nonlife subsidiaries.........................   (9.7)   17.2
                                                       ------  ------
         Total deferred tax liabilities...............  306.3   273.6
                                                       ------  ------
         Policyholder and separate account liabilities  112.8   129.7
         Accrued expenses.............................   19.2    48.6
         Deferred compensation and benefits...........   66.7    38.2
         Real estate and mortgages....................   48.9    (2.3)
                                                       ------  ------
                Total deferred tax assets.............  247.6   214.2
                                                       ------  ------
                Net deferred tax liability............ $(58.7) $(59.4)
                                                       ======  ======

----------
(1)Includes $10.9 million and $10.7 million at December 31, 2001 and 2000 of deferred taxes relating to net unrealized gains on fixed maturity securities in the AEGON Portfolio (see Note 11).

   The Company is required to establish a valuation allowance for any portion of the deferred tax asset that management believes will not be realized. In the opinion of management, it is more likely than not that it will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

11. The Group Pension Transaction:

   On December 31, 1993 (the "Group Pension Transaction Date"), the Company entered into an agreement (the "Agreement") with AEGON USA, Inc. ("AEGON") under which the Company transferred a substantial portion of its group pension business (hereafter referred to as the "Group Pension Transaction"), including its full service group pension contracts, consisting primarily of tax-deferred annuity, 401(k) and managed funds lines of business, to AEGON's wholly-owned subsidiary, AUSA Life Insurance Company, Inc. ("AUSA"). The Company also transferred to AUSA the corporate infrastructure supporting the group pension business, including data processing systems, facilities and regional offices. AUSA was newly formed by AEGON solely for the purpose of facilitating this transaction. In connection with the transaction, the Company and AEGON have entered into certain service agreements. These agreements, among other things, provided that the Company will continue to manage the transferred assets, and that AUSA will continue to provide certain administrative services to the Company's remaining group pension contracts not included in the transfer.

   Pursuant to the Agreement, MONY Life agreed to make a $200 million capital investment in AEGON by purchasing $150 million face amount of Series A Notes and $50 million face amount of Series B Notes (hereinafter referred to as the "Notes"). The Series A Notes pay interest at 6.44% per annum and the Series B Notes pay interest at 6.24% per annum. Both the Series A Notes and the Series B Notes mature on December 31, 2002. MONY Life's investment in the Series A Notes was intended to provide AEGON with the funding necessary to capitalize AUSA.

   In accordance with GAAP, the transaction did not constitute a sale because the Company retained substantially all the risks and rewards associated with the Existing Deposits. Accordingly, the Company continues to reflect the transferred assets and

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES liabilities on its balance sheet under separate captions entitled "Assets transferred in Group Pension Transaction" and "Liabilities transferred in Group Pensi on Transaction." In addition, the Company reports in its GAAP earnings the profits from the Existing Deposits as discussed below.

   Pursuant to the Agreement, MONY Life receives from AUSA: (i) payments on an annual basis through December 31, 2002 (the "Group Pension Payments") equal to all of the earnings from the Existing Deposits, (ii) a final payment (the "Final Value Payment") at December 31, 2002 based on the remaining fair value of the Existing Deposits, and (iii) a contingent payment (the "New Business Growth Payment") at December 31, 2002 based on new business growth subsequent to the Transaction Date. However, the level of new business growth necessary for MONY Life to receive the New Business Growth Payment makes it unlikely that MONY Life will ever receive any such payment.

   With respect to the Group Pension Payments, the annual results from the Existing Deposits are measured on a basis in accordance with the Agreement (such basis hereafter referred to as the "Earnings Formula") which is substantially the same as GAAP, except that: (i) asset impairments on fixed maturity securities are only recognized when such securities are designated with an NAIC rating of "6", and (ii) no impairment losses are recognized on mortgage loans until such loans are disposed of or at the time, and in the calculation, of the Final Value Payment.

   Earnings which emerge from the Existing Deposits pursuant to the application of the Earnings Formula are recorded in the Company's financial statements only after adjustments (primarily to recognize asset impairments in accordance with SFAS Nos. 114 and 115) to reflect such earnings on a basis entirely in accordance with GAAP (such earnings hereafter referred to as the "Group Pension Profits"). Losses which arise from the application of the Earnings Formula for any annual period will be reflected in the Company's results of operations (after adjustments to reflect such losses in accordance with GAAP) only up to the amount for which the Company is at risk (as described below), which at any time is equal to the then outstanding principal amount of the Series A Notes.

   Operating losses reported in any annual period pursuant to the Earnings Formula are carried forward to reduce any earnings in subsequent years reported pursuant to the Earnings Formula. Any resultant deficit remaining at December 31, 2002 will be deducted from the Final Value Payment and New Business Growth Payment, if any, due to the Company. If a deficit still remains, it will be applied (as provided for in the Agreement) as an offset against the principal payment due to the Company upon maturity of the Series A Notes. The Company expects to record income in the fourth quarter of 2002 of approximately $55.0 million to the Final Value Payment, as defined in the Agreement.

   For the years ended December 31, 2001, 2000 and 1999, AUSA reported earnings to the Company pursuant to the application of the Earnings Formula of $27.4 million, $26.9 million, and $35.7 million, respectively, and the Company recorded Group Pension Profits of $30.7 million, $37.1 million and $63.0 million, respectively. In addition, the Company earned $12.8 million of interest income on the Notes in each of the aforementioned years.

   The following sets forth certain summarized financial information relating to the Group Pension Transaction as of and for the periods indicated, including information regarding: (i) the general account assets transferred to support the Existing Deposits in the Group Pension Transaction (such assets hereafter referred to as the "AEGON Portfolio"), (ii) the transferred separate account assets and liabilities, and (iii) the components of revenue and expenses comprising the Group Pension Profits:

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                                                                       As of December 31,
-                                                                                                      ------------------
                                                                                                         2001      2000
                                                                                                       --------  --------
Assets:
General Account
 Fixed maturities: available for sale, at estimated fair value (amortized cost; $1,371.2 and $1,420.8, respectively)...................................................................................... $1,400.5  $1,419.0
 Mortgage loans on real estate........................................................................     26.5      47.5
 Cash and cash equivalents............................................................................     19.4      18.5
 Accrued investment income............................................................................     24.5      26.0
                                                                                                       --------  --------
       Total general account assets...................................................................  1,470.9   1,511.0
Separate account assets...............................................................................  3,179.5   3,416.7
                                                                                                       --------  --------
       Total assets................................................................................... $4,650.4  $4,927.7
                                                                                                       ========  ========

        Liabilities:
        General liabilities account (1)
         Policyholders' account balances............. $1,398.8 $1,468.1
         Other liabilities...........................      8.2     12.2
                                                      -------- --------
               Total general account liabilities.....  1,407.0  1,480.3
        Separate account liabilities (2).............  3,179.5  3,416.7
                                                      -------- --------
               Total liabilities..................... $4,586.5 $4,897.0
                                                      ======== ========

----------
(1)Includes general account liabilities transferred in connection with the Group Pension Transaction pursuant to indemnity reinsurance of $71.2 million and $74.2 million as of December 31, 2001 and 2000, respectively.
(2)Includes separate account liabilities transferred in connection with the Group Pension Transaction pursuant to indemnity reinsurance of $11.8 million and $14.7 million as of December 31, 2001 and 2000, respectively.

                                                     For the Year Ended December 31,
                                                     -------------------------------
                                                        2001       2000      1999
                                                       ------     ------    ------
                                                             ($ in millions)
Revenues:
Product policy fees................................. $ 19.6      $ 26.3    $ 24.0
Net investment income...............................  102.0       113.5     128.4
Net realized gains (losses) on investments..........    1.5        (1.2)     18.9
                                                       ------     ------    ------
       Total revenues...............................  123.1       138.6     171.3
Benefits and Expenses:
Interest credited to policyholders' account balances   74.8        84.6      88.4
Other operating costs and expenses..................   17.6        16.9      19.9
                                                       ------     ------    ------
       Total benefits and expenses..................   92.4       101.5     108.3
       Group Pension Profits........................ $ 30.7      $ 37.1    $ 63.0
                                                       ======     ======    ======

  Fixed Maturity Securities Available For Sale

   At December 31, 2001 and 2000, there were $2.9 million and $2.4 million of fixed maturity securities available for sale in the AEGON Portfolio deemed to have other than temporary impairments in value. In addition, there were no fixed maturity securities at such dates which had been non-income producing for the preceding twelve months.

   At December 31, 2001 and 2000, there were $2.9 million and $2.4 million of problem fixed maturities (as hereafter defined--see Note 5) held in the AEGON Portfolio. In addition, at such dates there were no potential problem fixed maturities held in the AEGON Portfolio. Also, none of the fixed maturity securities held in the AEGON Portfolio at December 31, 2001 and 2000 or prior thereto had been restructured.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The following table presents the amortized cost and estimated fair value of fixed maturities available for sale held in the AEGON Portfolio, by contractual maturity dates as of December 31, 2001. Periodic payments have been included in the year of final maturity.

                                                            Estimated
                                                  Amortized   Fair
                                                    Cost      Value
                                                  --------- ---------
                                                    ($ in millions)
           Due in one year or less............... $  132.4  $  134.0
           Due after one year through five years.    967.8     993.1
           Due after five years through ten years    126.1     125.6
           Due after ten years...................     26.1      26.9
                                                  --------  --------
           Subtotal..............................  1,252.4   1,279.6
           Mortgage and asset backed securities..    118.8     120.9
                                                  --------  --------
                  Total.......................... $1,371.2  $1,400.5
                                                  ========  ========

   Fixed maturity securities available for sale that are not due at a single maturity date have been included in the preceding table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

   The percentage of fixed maturities available for sale with a credit quality of Aaa, Aa or A was 75.3% and 72.6% at December 31, 2001 and 2000, respectively. The percentage of fixed maturities available for sale rated Baa was 22.0% and 24.5% at December 31, 2001 and 2000, respectively. The percentage of fixed maturities available for sale that were below Investment Grade was 2.7% and 2.9% at December 31, 2001 and 2000, respectively. There were no fixed maturities available for sale in or near default.

   The net change in unrealized investment gains (losses) represents the only component of other comprehensive income generated by the AEGON Portfolio for the years ended December 31, 2001, 2000, 1999 and prior thereto. The net change in unrealized investment gains (losses) was $31.0 million, $20.6 million and $(77.9) million for the years ended December 31, 2001, 2000 and 1999, respectively (see Note 4).

  Mortgage Loans on Real Estate

   Mortgage loans on real estate in the AEGON Portfolio at December 31, 2001 and 2000, respectively, totaled $26.4 million, net of a valuation allowance of $2.0 million, and $47.5 million net of a valuation allowance of $2.5 million.

   An analysis of the valuation allowances with respect to the AEGON Portfolio for 2001, 2000 and 1999 is as follows:

                                                  For the Year Ended
                                                     December 31,
                                                 -------------------
                                                 2001   2000   1999
                                                 -----  -----  -----
                                                   ($ in millions)
          Balance, beginning of year............ $ 2.5  $ 4.3  $16.0
          Increase (decrease) in allowance......   1.1    0.2   (6.7)
          Reduction due to pay downs and payoffs  (1.6)  (2.0)  (1.0)
          Transfer to real estate...............   0.0    0.0   (4.0)
                                                 -----  -----  -----
          Balance, end of year.................. $ 2.0  $ 2.5  $ 4.3
                                                 =====  =====  =====

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Impaired mortgage loans along with related valuation allowances with respect to the AEGON Portfolio at December 31, 2001, 2000 and 1999 are as follows:

                                                                      For the Year Ended
                                                                         December 31,
                                                                     -------------------
                                                                     2001   2000   1999
                                                                     -----  -----  -----
                                                                       ($ in millions)
Investment in impaired mortgage loans (before valuation allowances):
 Loans that have valuation allowances............................... $ 8.0  $19.1  $34.3
 Loans that do not have valuation allowances........................   2.5     --    4.4
                                                                     -----  -----  -----
       Subtotal.....................................................  10.5   19.1   38.7
Valuation allowances................................................  (1.7)  (1.8)  (2.7)
                                                                     -----  -----  -----
Impaired mortgage loans, net of valuation allowances................ $ 8.8  $17.3  $36.0
                                                                     =====  =====  =====

   For the years ended December 31, 2001, 2000, and 1999 approximately $1.1 million, $2.1 million, and $2.9 million, respectively, of interest income on impaired loans with respect to the AEGON Portfolio was earned.

   At December 31, 2001 and 2000 the AEGON Portfolio held restructured mortgage loans of $8.8 million and $15.3 million, respectively. Interest income of $0.9 million, $1.6 million, and $2.9 million was recognized on restructured mortgage loans for the years ended December 31, 2001, 2000, and 1999, respectively. Gross interest income on these loans that would have been recorded in accordance with the original terms of such loans amounted to approximately $1.1 million, $1.5 million, and $3.9 million for the years ended December 31, 2001, 2000, and 1999, respectively.

   The following table presents the maturity distribution of mortgage loans held in the AEGON Portfolio as of December 31, 2001:

                                                   December 31, 2001
                                                   ----------------
                                                   Carrying   % of
                                                     Value    Total
                                                   ---------  -----
                                                     ($ in
                                                   millions)
            Due in one year or less...............   $ 0.0      0.0%
            Due after one year through five years.    17.3     65.5
            Due after five years through ten years     9.1     34.5
                                                     -----    -----
                   Total..........................   $26.4    100.0%
                                                     =====    =====

   Total problem, potential problem and restructured commercial mortgages as a percentage of commercial mortgages were 33.3%, 36.4% and 36.6% at December 31, 2001, 2000 and 1999, respectively. Total valuation allowances as a percentage of problem, potential problem and restructured commercial mortgages, at carrying value, before valuation allowances were 16.2%, 9.4% and 7.0% as of December 31, 2001, 2000 and 1999, respectively.

12. Estimated Fair Value of Financial Instruments:

   The estimated fair values of the Company's financial instruments approximate their carrying amounts, except for mortgage loans, long-term debt and investment-type contracts. The methods and assumptions utilized in estimating the fair values of the Company's financial instruments are summarized as follows:

  Fixed Maturity and Equity Securities

   The estimated fair values of fixed maturity securities are based upon quoted market prices, where available. The fair values of fixed maturity securities not actively traded and other non-publicly traded securities are estimated using values obtained from

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES independent pricing services or, in the case of private placements, by discounting expected future cash flows using a current market interest rate commensurate with the credit quality and term of the investments. Equity securities primarily consist of investments in common stocks and limited partnership interests. The fair value of the Company's investments in common stocks are determined based on quoted market prices, where available. The fair value of the Company's investments in limited partnership interests are based on amounts reported by such partnerships to the Company.

  Mortgage Loans

   The fair values of mortgage loans are estimated by discounting expected future cash flows, using current interest rates for similar loans to borrowers with similar credit risk. Loans with similar characteristics are aggregated for purposes of the calculations. The fair value of mortgages in process of foreclosure is the estimated fair value of the underlying collateral. At December 31, 2001 and 2000, the fair value of mortgage loans was $1,880.8 million and $1,746.3 million, respectively.

  Policy Loans

   Policy loans are an integral component of insurance contracts and have no maturity dates. Management has determined that it is not practicable to estimate the fair value of policy loans.

  Long-term Debt

   The fair value of long-term debt is determined based on contractual cash flows discounted at market rates.

  Separate Account Assets and Liabilities

   The estimated fair value of assets and liabilities held in separate accounts is based on quoted market prices.

  Investment-Type Contracts

   The fair values of annuities are based on estimates of the value of payments available upon full surrender. The carrying value and fair value of annuities at December 31, 2001 were $1,196.8 million and $1,187.6 million, respectively. The carrying value and fair value of annuities at December 31, 2000 were $1,102.5 million and $1,098.7 million, respectively.

13. Reinsurance:

   Life insurance business is primarily ceded on a yearly renewable term basis under various reinsurance contracts except for the level term product which utilizes a coinsurance agreement. The Company's general practice is to retain no more than $4.0 million of risk on any one person for individual products and $6.0 million for last survivor products.

   The Company has entered into coinsurance agreements with other insurers related to a portion of its extended term insurance, guaranteed interest contract and long-term disability claim liabilities, and reinsures approximately 50% of its block of paid-up life insurance policies.

   The following table summarizes the effect of reinsurance for the years indicated:

                                                                                                     2001     2000     1999
                                                                                                    -------  -------  -------
                                                                                                         ($ in millions)
Direct premiums (includes $67.7, $70.9 and $74.4 of accident and health premiums for 2001, 2000, and 1999, respectively).......................................................................... $ 803.6  $ 806.0  $ 821.4
Reinsurance assumed................................................................................     6.0      5.3      5.0
Reinsurance ceded (includes $(64.3), $(70.4), and $(73.8) of accident and health premiums for 2001,
  2000, and 1999, respectively)....................................................................  (114.4)  (110.8)  (109.4)
                                                                                                    -------  -------  -------
Net premiums....................................................................................... $ 695.2  $ 700.5  $ 717.0
                                                                                                    =======  =======  =======
Universal life and investment type product policy fee income ceded................................. $  25.4  $  23.1  $  14.0
                                                                                                    -------  -------  -------
Policyholders' benefits ceded...................................................................... $ 141.3  $ 107.9  $ 103.9
                                                                                                    =======  =======  =======
Interest credited to policyholders' account balances ceded......................................... $   3.7  $   3.6  $   4.5
                                                                                                    =======  =======  =======

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Company is primarily liable with respect to ceded insurance should any reinsurer be unable to meet its obligations under these agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

14. Debt:

   The Company's debt at December 31, 2001 and 2000 consists of the following:

                                                  2001    2000
                                                 ------  ------
                                                 ($ in millions)
               Short term debt:
               Real estate mortgage encumbrances $   --  $ 52.3
                                                 ------  ------
               Total short term debt............ $   --  $ 52.3
                                                 ======  ======
               Long term debt:
               Surplus notes.................... $  1.9  $  2.0
               Inter-Company Surplus Notes......  215.0   215.0
                                                 ------  ------
               Total long term debt............. $216.9  $217.0
                                                 ======  ======

  Surplus Notes

   On January 12, 2000, MONY Group filed a registration statement on Form S-3 with the Securities and Exchange Commission (the "SEC") to register certain securities. This registration, known as a "Shelf Registration", provides MONY Group with the ability to offer various securities to the public, when it deems appropriate, to raise proceeds up to an amount not to exceed $1.0 billion in the aggregate for all issuances of securities thereunder.

   On March 8, 2000, MONY Group issued $300.0 million principal amount of senior notes (the "$300 million Senior Notes") pursuant to the aforementioned Shelf Registration. The $300 million Senior Notes mature on March 15, 2010 and bears interest at 8.35% per annum. Approximately $280.0 million of the net proceeds from the issuance of the Senior Notes was used by MONY Group as discussed below to finance the repurchase, on March 8, 2000, by MONY Life of all of its outstanding $115.0 million face amount 9.5% coupon surplus notes, and $116.5 million face amount of its $125.0 million face amount 11.25% coupon surplus notes (hereafter referred to as the "9.5% Notes" and the "11.25% Notes", respectively), which were outstanding at December 31, 1999. In the third quarter of 2000, the Company repurchased another $6.5 million face amount of the 11.25% notes and in the first quarter of 2001, the Company repurchased another $0.1 million face amount of the 11.25% Notes.

   To finance MONY Life's repurchase of the 9.5% Notes and the 11.25% Notes, MONY Group, on March 8, 2000: (i) purchased two surplus notes from MONY Life (hereafter referred to as the "Inter-company Surplus Notes") to replace the 9.5% Notes and the 11.25% Notes, and (ii) contributed capital to MONY Life in the amount of $65 million.

   The Inter-company Surplus Note issued to replace the 9.5% Notes has a par value of $115 million, a coupon rate of interest of 8.65%, and matures on December 31, 2012. The inter-company surplus note issued to replace the 11.25% Notes has a par value of $100 million, a coupon rate of interest of 8.65%, and matures on August 15, 2024. Principal on the Inter-company Surplus Notes is payable at maturity and interest is payable semi-annually.

   As a result of the repurchase of the 9.5% Notes and substantially all of the 11.25% Notes, the Company recorded a pre-tax tax loss of $58.1 million ($37.7 million after tax) during 2000. The loss resulted from the premium paid by the Company to the holders of the 9.5% Notes and the 11.25% Notes reflecting the excess of their fair value over their carrying value on the Company's books at the date of the transaction of approximately $7.0 million and $51.1 million, respectively. This loss is reported, net of tax, as an extraordinary item on the Company's income statement for the year ended December 31, 2000.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Real Estate Mortgage Encumbrances

   The Company initially had one mortgage loan on one of its real estate properties. For the years ended December 31, 2001, 2000 and 1999, interest expense on mortgage loans aggregated $1.2 million, $5.3 million, and $5.0 million, respectively.

15. Securities Lending and Concentration of Credit Risk:

  Securities Lending Risk:

   Pursuant to a securities lending agreement with a major financial institution, the Company from time to time lends securities to approved borrowers. At December 31, 2001 and 2000, securities loaned by the Company under this agreement had a fair value of approximately $161.5 million and $160.9 million, respectively. The minimum collateral on securities loaned is 102 percent of the market value of the loaned securities. Such securities are marked to market on a daily basis and the collateral is correspondingly increased or decreased.

  Concentration of Credit Risk:

   At December 31, 2001 and 2000, the Company had no single investment or series of investments with a single issuer (excluding U.S. Treasury securities and obligations of U.S. government agencies) exceeding 1.9% and 1.0%, respectively, of total cash and invested assets.

   The Company's fixed maturity securities are diversified by industry type. The industries that comprise 10.0% or more of the carrying value of the fixed maturity securities at December 31, 2001 are Consumer Goods of $1,225.1 million (17.6%), Non-Government Asset/Mortgage Backed securities of $793.1 million (11.4%), and Public Utilities of $739.8 million (10.6%).

   At December 31, 2000 the industries that comprised 10.0% or more of the carrying value of the fixed maturity securities were Consumer Goods of $1,042.9 million (15.6%), Non-Government Asset/Mortgage-Backed securities of $765.0 million (11.4%), Public Utilities of $760.5 million (11.4%), and other manufacturing of $674.5 million (10.1%).

   The Company held below investment grade fixed maturity securities with a carrying value of $603.1 million at December 31, 2001. These investments consist mostly of privately issued bonds which are monitored by the Company through extensive internal analysis of the financial condition of the issuers and which generally include protective debt covenants. At December 31, 2000, the carrying value of the Company's investments in below investment grade fixed maturity securities amounted to $526.0 million.

   The Company has significant investments in commercial and agricultural mortgage loans and real estate (including joint ventures and partnerships). The locations of property collateralizing mortgage loans and real estate investment carrying values at December 31, 2001 and 2000 are as follows:

                                      2001            2000
                                 --------------  --------------
                                         ($ in millions)
               Geographic Region
               Mountain......... $  414.2  20.3% $  430.0  22.0%
               Southeast........    449.1  22.0     420.3  21.3
               Midwest..........    336.2  16.5     322.8  16.4
               West.............    361.6  17.7     340.9  17.3
               Northeast........    274.1  13.4     337.9  17.2
               Southwest........    205.3  10.1     114.8   5.8
                                 -------- -----  -------- -----
                      Total..... $2,040.5 100.0% $1,966.7 100.0%
                                 ======== =====  ======== =====

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The states with the largest concentrations of mortgage loans and real estate investments at December 31, 2001 are: California, $240.0 million (11.8%); Arizona, $201.5 million (9.9%); Texas, $158.1 million (7.8%); New York, $150.0 million (7.4%); Georgia, $147.5 million (7.2%); Washington D.C., $126.5 million (6.2%); and Colorado, $102.7 million (5.0%).

   As of December 31, 2001 and 2000, the real estate and mortgage loan portfolio was also diversified by property type as follows:

                                       2001            2000
                                  --------------  --------------
                                          ($ in millions)
              Property Type
              Office buildings... $  873.3  42.7% $  853.4  43.4%
              Agricultural.......    304.9  15.0     311.3  15.8
              Hotel..............    297.8  14.6     287.6  14.6
              Retail.............    138.8   6.8     147.4   7.5
              Other..............    135.1   6.6     132.9   6.8
              Industrial.........    156.6   7.7     133.6   6.8
              Apartment buildings    134.0   6.6     100.5   5.1
                                  -------- -----  -------- -----
                     Total....... $2,040.5 100.0% $1,966.7 100.0%
                                  ======== =====  ======== =====

16. Commitments and Contingencies:

   Since late 1995 a number of purported class actions have been commenced in various state and federal courts against MONY and MLOA alleging that it engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies from the early 1980s through the mid 1990s. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (i.e., breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases seek primarily equitable relief (e.g., reformation, specific performance, mandatory injunctive relief prohibiting MONY and MLOA from canceling policies for failure to make required premium payments, imposition of a constructive trust and creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they also seek compensatory damages in unspecified amounts. MONY and MLOA have answered the complaints in each action (except for one being voluntarily held in abeyance). MONY and MLOA have denied any wrongdoing and have asserted numerous affirmative defenses.

   On June 7, 1996, the New York State Supreme Court certified one of those cases, Goshen v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America (now known as DeFilippo, et al. v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America), the first of the class actions filed, as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination had, an ownership interest in a whole or universal life insurance policy issued by MONY and MLOA and sold on an alleged "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. On March 27, 1997, MONY and MLOA filed a motion to dismiss or, alternatively, for summary judgment on all counts of the complaint. All of the other putative class actions have been consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts and/or are being held in abeyance pending the outcome of the Goshen case.

   On October 21, 1997, the New York State Supreme Court granted MONY's and MLOA's motion for summary judgment and dismissed all claims filed in the Goshen case against MONY and MLOA. On December 20, 1999, the New York State Court of Appeals affirmed the dismissal of all but one of the claims in the Goshen case (a claim under New York's General Business Law), which has been remanded back to the New York State Supreme Court for further proceedings consistent with the opinion. The New York State Supreme Court has subsequently reaffirmed that, for purposes of the remaining New York General Business Law claim, the class is now limited to New York purchasers only, and has further held that the New York General Business Law claims

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES of all class members whose claims accrued prior to November 29, 1992 are barred by the applicable statute of limitations. On August 9, 2001, the New York State Appellate Division, First Department, affirmed the ruling limiting the class to New York purchasers. On January 15, 2002, the New York State Court of Appeals granted the plaintiffs' motion for leave to appeal from that decision. MONY and MLOA intend to defend itself vigorously against plaintiffs' appeal and the sole remaining claim. There can be no assurance, however, that the present litigation relating to sales practices will not have a material adverse effect on the Company.

   On November 16, 1999, the MONY Group and MONY Life were served with a complaint in an action entitled Calvin Chatlos, M.D., and Alvin H. Clement, On Behalf of Themselves And All Others Similarly Situated v. The MONY Life Insurance Company, The MONY Group Inc., and Neil D. Levin, Superintendent, New York Department of Insurance, filed in the United States District Court for the Southern District of New York. The action purports to be brought as a class action on behalf of all individuals who had an ownership interest in one or more in force life insurance policies issued by MONY Life as of November 16, 1998. The complaint alleges that (i) the New York Superintendent of Insurance, Neil D. Levin, violated Section 7312 of the New York Insurance Law by approving the Plan of Demutualization, which plaintiffs claim was not fair and adequate, primarily because it allegedly failed to provide for sufficient assets for the mechanism established under the plan to preserve reasonable dividend expectations of the closed block, and (ii) MONY Life violated Section 7312 by failing to develop and submit to the New York Superintendent a plan of demutualization that was fair and adequate. The plaintiffs seek equitable relief in the form of an order vacating and/or modifying the New York Superintendent's order approving the Plan of Demutualization and/or directing the New York Superintendent to order MONY Life to increase the assets in the closed block, as well as unspecified monetary damages, attorneys' fees and other relief.

   In early January 2000, the MONY Group, MONY Life and the New York Superintendent wrote to the District Court seeking a pre-motion conference preliminary to the filing of a motion to dismiss the federal complaint on jurisdictional, federal abstention and timeliness grounds and for failure to state a claim. Following receipt of those letters, plaintiffs' counsel offered voluntarily to dismiss their complaint, and a stipulation and order to that effect was thereafter filed and approved by the court.

   On March 27, 2000, plaintiffs filed a new action in New York State Supreme Court bearing the same caption and naming the same defendants as the previously filed federal action. The state court complaint differs from the complaint previously filed in federal court in two primary respects. First, it no longer asserts a claim for damages against the New York Superintendent, nor does its prayer for relief seek entry of an order vacating or modifying the New York Superintendent's decision or requiring the New York Superintendent to direct MONY Life to place additional assets into the closed block. Rather, it seeks an accounting and an order from the Court directing MONY Life to transfer additional assets to the closed block.

   Second, the new complaint contains claims for breach of contract and fiduciary duty, as well as new allegations regarding the adequacy of the disclosures contained in the Policyholder Information Booklet distributed to policyholders soliciting their approval of the plan of demutualization (which plaintiffs claim violated both the New York Insurance Law and MONY Life's fiduciary duties).

   In order to challenge successfully the New York Superintendent's approval of the plan, plaintiffs would have to sustain the burden of showing that such approval was arbitrary and capricious or an abuse of discretion, made in violation of lawful procedures, affected by an error of law or not supported by substantial evidence. In addition, Section 7312 provides that MONY Life may ask the court to require the challenging party to give security for the reasonable expenses, including attorneys' fees, which may be incurred by MONY Life or the New York Superintendent or for which MONY Life may become liable, to which security MONY Life shall have recourse in such amount as the court shall determine upon the termination of the action.

   The MONY Group, MONY Life and the New York Superintendent moved to dismiss the state court complaint in its entirety on a variety of grounds. On April 20, 2001, the New York Supreme Court granted both motions and dismissed all claims against the MONY Group, MONY Life and the New York Superintendent. On June 29, 2001, plaintiffs filed a Notice of Appeal with the New York Appellate Division, appealing the dismissal of the claims against the MONY Group, MONY Life and the New York

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

Superintendent. MONY Group and MONY Life intend to defend themselves vigorously against plaintiffs' appeal. There can be no assurance, however, that the present litigation will not have a material adverse effect on the Company.

   In addition to the matters discussed above, the Company is involved in various other legal actions and proceedings (some of which involve demands for unspecified damages) in connection with its business. In the opinion of management of the Company, resolution of contingent liabilities, income taxes and other matters will not have a material adverse effect on the Company's statutory surplus or results of operations.

   At December 31, 2001, the Company had commitments to fund the following:
$113.3 million of equity partnership investments, $8.0 million private fixed maturity with an interest rate of 10%, $9.4 million of fixed rate agricultural loans with periodic interest rate reset dates with initial rates ranging from 6.25% to 7.45%, $191.2 million fixed and floating rate commercial mortgages with interest rates ranging from 4.53% to 8.27% and $7.5 million of mezzanine financing with pay rates ranging from 9.0% to 10.0%.

   In addition, the Company maintains a syndicated credit facility with domestic banks aggregating $150.0 million, with a scheduled renewal date in June 2002. In accordance with certain covenants of the facilities, the Company is required to maintain a certain statutory tangible net worth and debt to capitalization ratio. The purpose of this facility is to provide additional liquidity for any unanticipated short-term cash needs the Company might experience and also to serve as support for the Company's $150.0 million commercial paper program which was activated in the third quarter of 2000. The Company has complied with all covenants of the facilities, has not borrowed against these lines of credit since their inception, and does not have any commercial paper outstanding as of September 30, 2001.

   The Company has entered into various operating lease agreements for office space, furniture and equipment. These leases have remaining non-cancelable lease terms in excess of one year. Total rental expense for these operating leases amounted to $24.5 million in 2001, $29.7 million in 2000, and $29.6 million in 1999. The future minimum rental obligations for the next five years and thereafter under these leases are: $34.1 million for 2002, $31.2 million for 2003, $27.4 million for 2004, $24.6 million for 2005, $22.3 million for 2006, and $127.9 million for the years thereafter.

   In 1988, the Company financed one of its real estate properties under a sale/leaseback arrangement with the proceeds received from the sale, amortized into income over the life of the lease. The lease has a term of 20 years beginning December 21, 1988 and requires minimum annual rental payments of $7.6 million in 2002, $7.7 million in 2003, $7.9 million in 2004, $8.0 million in 2005, $8.2 million for 2006 and $16.9 million for 2007 and thereafter. The Company has the option to renew the lease at the end of the lease term.

17. Statutory Financial Information and Regulatory Risk-Based Capital:

   The statutory net income reported by the Company for the years ended
December 31, 2001, 2000, and 1999 was $33.4 million, $235.4 million, and $151.0 million, respectively. The combined statutory surplus of the Company as of December 31, 2001 and 2000 was $917.4 million and $1,154.8 million, respectively. Each of the Company's insurance subsidiaries exceeds the minimum risk based capital requirements imposed by such subsidiaries' state of domicile.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

18. Closed Block--Summary Financial Information:

   Summarized financial information of the Closed Block as of and for the years ended December 31, 2001 and 2000 is presented below.

                                                                                     December 31, December 31,
                                                                                         2001         2000
                                                                                     ------------ ------------
                                                                                          ($ in millions)
Assets:
Fixed Maturities:
 Available for sale, at estimated fair value (amortized cost, $3,780.9 and $3,535.8)   $3,868.9     $3,543.1
Mortgage loans on real estate.......................................................      622.1        566.0
Other invested assets...............................................................        6.2          0.7
Policy loans........................................................................    1,144.3      1,183.9
Cash and cash equivalents...........................................................       56.2        167.8
Premiums receivable.................................................................       12.5         13.6
Deferred policy acquisition costs...................................................      500.6        552.6
Other assets........................................................................      219.3        223.5
                                                                                       --------     --------
       Total Closed Block assets....................................................   $6,430.1     $6,251.2
                                                                                       ========     ========
Liabilities:
Future policy benefits..............................................................   $6,869.8     $6,826.8
Policyholders' account balances.....................................................      292.9        293.3
Other policyholders' liabilities....................................................      162.2        173.5
Other liabilities...................................................................      163.9         22.2
                                                                                       --------     --------
       Total Closed Block liabilities...............................................   $7,488.8     $7,315.8
                                                                                       ========     ========

                                                     For the year ended December 31,
                                                     -------------------------------
                                                       2001       2000       1999
                                                     ---------   ------    --------
                                                             ($ in millions)
Revenues:
Premiums............................................ $551.4     $582.4    $  620.8
Net investment income...............................  397.6      395.7       375.1
Net realized gains (losses) on investments..........    6.0       (7.0)        2.9
Other Income........................................    2.4        2.2         1.4
                                                      ------     ------    --------
       Total revenues...............................  957.4      973.3     1,000.2
                                                      ------     ------    --------
Benefits and Expenses:
Benefits to policyholders...........................  606.9      620.9       640.1
Interest credited to policyholders' account balances    8.9        8.8         8.9
Amortization of deferred policy acquisition costs...   59.4       60.4        67.5
Dividends to policyholders..........................  233.1      232.9       228.8
Other operating costs and expenses..................    7.0        7.5        10.1
                                                      ------     ------    --------
       Total benefits and expenses..................  915.3      930.5       955.4
                                                      ------     ------    --------
       Contribution from the Closed Block........... $ 42.1     $ 42.8    $   44.8
                                                      ======     ======    ========

   The carrying value of the Closed Block fixed maturity securities at December 31, 2001 and 2000 is net of adjustments for impairment of $10.9 million and $12.5 million, respectively.

   At December 31, 2001 and 2000, there were $0.0 million and $1.4 million of fixed maturities which have been non-income producing for the twelve months preceding such dates.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   At December 31, 2001 and 2000, there were problem fixed maturities of $6.5 million and $11.8 million, respectively. At December 31, 2001 and 2000, there were potential problem fixed maturity securities of $3.2 million and $5.9 million, respectively. There were no fixed maturities which were restructured at December 31, 2001 and 2000.

   The amortized cost and estimated fair value of fixed maturity securities in the Closed Block, by contractual maturity dates, excluding scheduled sinking funds, as of December 31, 2001 are as follows:

                                                            Estimated
                                                  Amortized   Fair
                                                    Cost      Value
                                                  --------- ---------
                                                    ($ in millions)
           Due in one year or less............... $  226.5  $  232.8
           Due after one year through five years.  1,237.5   1,288.5
           Due after five years through ten years  1,330.9   1,358.2
           Due after ten years...................    474.6     472.1
                                                  --------  --------
                  Subtotal.......................  3,269.5   3,351.6
           Mortgage and asset-backed securities..    511.4     517.3
                                                  --------  --------
                                                  $3,780.9  $3,868.9
                                                  ========  ========

   Fixed maturity securities that are not due at a single maturity date have been included in the preceding table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

   Mortgage loans on real estate in the Closed Block at December 31, 2001 and 2000 consist of the following:

                                                       2001    2000
                                                      ------  ------
                                                      ($ in millions)
          Commercial mortgage loans.................. $594.2  $529.7
          Agricultural and other loans...............   40.2    51.1
                                                      ------  ------
                 Subtotal............................  634.4   580.8
          Less: valuation allowances.................  (12.3)  (14.8)
                                                      ------  ------
          Mortgage loans, net of valuation allowances $622.1  $566.0
                                                      ======  ======

   An analysis of the valuation allowances for the years ended December 31, 2001 and 2000 is as follows:

                                                      2001     2000
                                                     -----    -----
                                                     ($ in millions)
              Beginning balance..................... $14.8    $14.3
              (Decrease)/Increase in allowance......  (2.4)     0.6
              Reduction due to pay downs and payoffs  (0.1)    (0.1)
                                                     -----    -----
              Valuation Allowance................... $12.3    $14.8
                                                     =====    =====

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Impaired mortgage loans along with related valuation allowances as of December 31, 2001 and 2000 were as follows:

                                                                      2001    2000
                                                                     ------  ------
                                                                     ($ in millions)
Investment in impaired mortgage loans (before valuation allowances):
Loans that have valuation allowances................................ $ 64.3  $ 71.9
Loans that do not have valuation allowances.........................   35.5    20.7
                                                                     ------  ------
       Subtotal.....................................................   99.8    92.6
Valuation allowances................................................  (13.5)  (16.1)
                                                                     ------  ------
Impaired mortgage loans, net of valuation allowances................ $ 86.3  $ 76.5
                                                                     ======  ======

   For the year ended December 31, 2001, the Closed Block recognized $8.4 million of interest income on impaired loans. For the year ended December 31, 2000 the Closed Block recognized $7.9 million of interest income on impaired loans.

   At December 31, 2001 and 2000, there were no mortgage loans in the Closed Block which were non-income producing for the twelve months preceding such dates.

   At December 31, 2001 and 2000, the Closed Block had restructured mortgage loans of $12.2 million and $17.0 million, respectively. Interest income of $0.9 million and $1.4 million was recognized on such loans for the year ended December 31, 2001 and 2000, respectively. Gross interest income on these loans that would have been recorded in accordance with the original terms of such loans amounted to approximately $1.3 million and $1.9 million for the respective periods.

   The pre-tax Contribution from the Closed Block includes only those revenues, benefit payments, dividends, premium taxes, state guaranty fund assessments, and investment expenses considered in funding the Closed Block. However, many expenses associated with operating the Closed Block and administering the policies included therein were excluded from and, accordingly, are not funded in the Closed Block. These expenses are reported in the Company's statement of operations, outside of the Contribution from the Closed Block, consistent with how they are funded. Such expenses are reported in the separate line items to which they apply based on the nature of such expenses. Federal income taxes applicable to the Closed Block, which are funded in the Closed Block, are reflected as a component of federal income tax expense in the Company's statement of operations. Since many expenses related to the Closed Block are funded outside the Closed Block, operating costs and expenses outside the Closed Block are disproportionate to the level of business outside the Closed Block.

19. Reorganization and Other Charges:

   During 2001, the Company recorded charges aggregating approximately $144.4 million on a pre-tax basis. Of this amount approximately $56.8 million represented "Reorganization Charges" taken in connection with the Company's previously announced reorganization of certain of its businesses and $87.6 million represented "Other Charges" unrelated to the Company's reorganization activities. The Reorganization Charges consisted of: (i) severance and related benefits resulting from headcount reductions in the Company's home office and career agency system, (ii) losses from abandonment of certain leased offices and equipment, (iii) the write-off of deferred acquisition costs as a result of the decision to exit certain international markets and lines of business, and
(iv) certain other charges. The Other Charges consisted of: (i) impairments of certain invested assets and valuation related write-downs of private equity securities held in the Company's equity method venture capital portfolio, (ii) the write-off of a deferred sales charges in the Company's mutual fund business to reflect revised estimates of recoverability which are principally due to the decline in the value of the Company's internet funds, (iii) write-downs of certain information technology assets, and (iv) other miscellaneous items.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The following table summarizes the components of the Company's
Reorganization Charges and Other Charges, respectively:

                                                                           Net
                                                                         Realized
                                                               Operating  Losses  Total
                                                               --------- -------- ------
Reorganization Charges:
Severance benefits and incentive compensation.................  $ 22.8    $  --   $ 22.8
Leased offices and equipment..................................     8.7       --      8.7
Deferred policy acquisition costs.............................    17.0       --     17.0
Other.........................................................     8.3       --      8.3
                                                                ------    -----   ------
       Subtotal--Reorganization Charges.......................    56.8       --     56.8
Other Charges:
Asset Impairments and Valuation Related Write-downs...........    29.9     20.1     50.0
Deferred Sales Charges........................................     7.0       --      7.0
Information technology assets.................................     9.4       --      9.4
Other.........................................................    21.2       --     21.2
                                                                ------    -----   ------
       Subtotal--Other Charges................................    67.5     20.1     87.6
                                                                ------    -----   ------
       Total--Reorganization and Other Charges before tax.....  $124.3    $20.1   $144.4
                                                                ======    =====   ======
       Total--Reorganization and Other Charges after tax......  $ 80.8    $13.1   $ 93.9
                                                                ======    =====   ======

   All of the components of the Reorganization Charges reflected above, except $17.0 million related to deferred policy acquisition costs and $5.3 million related to investment expenses, are included in "Other Operating Costs and Expenses" in the Company's consolidated income statement for the year ended December 31, 2001. None of the Reorganization Charges reflected in the table above have been allocated to the Company's segments. All such charges are included as reconciling items of the segments to the Company's consolidated income statement for the year ended December 31, 2001.

   The following table indicates the line items in the Company's consolidated and segmented income statements for the year ended December 31, 2001 that the Other Charges in the table above are reflected in. In addition, all of the reorganization charges are reflected in reconciling in the table as discussed above.

                                                  Protection Accumulation Other Reconciling Total
                                                  ---------- ------------ ----- ----------- ------
Premiums.........................................   $ 1.0       $  --     $ --     $  --    $  1.0
Net investment income............................    20.3         3.8      3.3       5.3      32.7
Group pension profit.............................     2.5                   --        --       2.5
Benefits to policyholders........................     1.8         3.9       --        --       5.7
Amortization of deferred policy acquisition costs      --         2.0       --      17.0      19.0
Other operating costs and expenses...............    17.6        10.3      1.0      34.5      63.4
                                                    -----       -----     ----     -----    ------
Total Other Operating Charges....................    43.2        20.0      4.3      56.8     124.3
Net realized losses on investments...............    14.9         2.8      2.4        --      20.1
                                                    -----       -----     ----     -----    ------
       Total Other Charges.......................   $58.1       $22.8     $6.7     $56.8    $144.4
                                                    =====       =====     ====     =====    ======

   Of the reorganization charges recorded, approximately $19.0 million meet the definition of "restructuring charges" as defined by Emerging Issues Task Force Consensus 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)". At December 31, 2001 a liability for $12.8 million is included in Accounts payable and other liabilities in the Company's consolidated balance sheet.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

20. Implications of the Events of September 11th :

   The terrorist events of September 11th had no material effect on the Company's financial position at December 31, 2001 or its results of operations for the year then ended. The net effect of life insurance claims relating to the incident (after reinsurance and the release of related policy reserves) aggregated approximately $3.9 million pre-tax. In addition, the Company incurred damages from the interruption of certain of its business operations. These damages principally consist of: (i) lost revenues at MSC and Enterprise resulting from the close of the New York securities markets, (ii) the temporary closing of the Company's New York corporate offices, and (iii) lost revenues resulting from the volatility of the securities markets and consumer uncertainty with respect to equity based products in the aftermath of September 11th. To date, no determination has been made with respect to the Company's ability to recover the aforementioned damages under its insurance coverages.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company and the
Contractholders of MONY Variable Account L--MONY Custom Equity Master

   In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the MONY Custom Equity Master's Subaccounts of MONY Variable Account L at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of MONY Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments at December 31, 2000 by correspondence with the funds' transfer agents, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 12, 2001

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     MONY

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2000

                                                                     MONY Custom Equity Master
                                                           --------------------------------------------
                                                                      MONY Series Fund, Inc.
                                                           --------------------------------------------
                                                             Money    Intermediate Long Term  Government
                                                             Market    Term Bond      Bond    Securities
                                                           Subaccount  Subaccount  Subaccount Subaccount
                                                           ---------- ------------ ---------- ----------
                          ASSETS
Shares held in respective Funds...........................   41,386       1,468         781        560
                                                            =======     =======     =======     ======
Investments at cost.......................................  $41,386     $15,628     $ 9,983     $6,169
                                                            =======     =======     =======     ======
Investments in respective Funds, at net asset value.......  $41,386     $16,107     $10,361     $6,320
Amount due from MONY......................................        0           0           0          7
Amount due from respective Funds..........................        0           0           0          0
                                                            -------     -------     -------     ------
       Total assets.......................................   41,386      16,107      10,361      6,327
                                                            -------     -------     -------     ------
                       LIABILITIES
Amount due to MONY........................................       48          10           6          4
Amount due to respective Funds............................        0           0           0          7
                                                            -------     -------     -------     ------
       Total liabilities..................................       48          10           6         11
                                                            -------     -------     -------     ------
Net assets................................................  $41,338     $16,097     $10,355     $6,316
                                                            =======     =======     =======     ======
Net assets consist of:
 Contractholders' net payments............................  $40,289     $15,602     $ 9,968     $6,148
 Undistributed net investment income (loss)...............    1,049         (13)         (7)        (4)
 Accumulated net realized gain (loss) on investments......        0          29          16         21
 Net unrealized appreciation (depreciation) of investments        0         479         378        151
                                                            -------     -------     -------     ------
Net assets................................................  $41,338     $16,097     $10,355     $6,316
                                                            =======     =======     =======     ======
Number of units outstanding*..............................    3,997       1,530         942        577
                                                            -------     -------     -------     ------
Net asset value per unit outstanding*.....................  $ 10.34     $ 10.52     $ 11.00     $10.94
                                                            =======     =======     =======     ======

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                   MONY Custom Equity Master
-----------------------------------------------------------------------------------------------
                                 Enterprise Accumulation Trust
-----------------------------------------------------------------------------------------------
           Small Company            International            Small Company   Equity
  Equity       Value      Managed      Growth       Growth      Growth       Income    Balanced
Subaccount  Subaccount   Subaccount  Subaccount   Subaccount  Subaccount   Subaccount Subaccount
---------- ------------- ---------- ------------- ---------- ------------- ---------- ----------
    7,991       2,338        5,289       6,893       37,925      11,184       5,159      1,318
 ========     =======     ========     =======     ========     =======     =======     ======
 $260,432     $63,951     $126,721     $51,520     $222,704     $97,922     $28,337     $6,546
 ========     =======     ========     =======     ========     =======     =======     ======
 $223,106     $61,223     $127,953     $47,838     $227,170     $96,184     $29,353     $6,775
    6,258          69           69       1,821          459       1,551           0        497
       52           0            6          90           22          11           0          6
 --------     -------     --------     -------     --------     -------     -------     ------
  229,416      61,292      128,028      49,749      227,651      97,746      29,353      7,278
 --------     -------     --------     -------     --------     -------     -------     ------
      193          42           82         125          162          70          11         11
    6,258          69           69       1,821          459       1,551           0        497
 --------     -------     --------     -------     --------     -------     -------     ------
    6,451         111          151       1,946          621       1,621          11        508
 --------     -------     --------     -------     --------     -------     -------     ------
 $222,965     $61,181     $127,877     $47,803     $227,030     $96,125     $29,342     $6,770
 ========     =======     ========     =======     ========     =======     =======     ======
 $252,998     $60,905     $123,983     $49,722     $223,518     $97,415     $28,258     $6,636
   13,860       4,449        4,536       2,638          586         166          (2)        17
   (6,567)     (1,445)      (1,874)       (875)      (1,540)        282          70       (112)
  (37,326)     (2,728)       1,232      (3,682)       4,466      (1,738)      1,016        229
 --------     -------     --------     -------     --------     -------     -------     ------
 $222,965     $61,181     $127,877     $47,803     $227,030     $96,125     $29,342     $6,770
 ========     =======     ========     =======     ========     =======     =======     ======
   26,254       5,789       12,345       5,274       23,359       9,464       2,818        682
 --------     -------     --------     -------     --------     -------     -------     ------
 $   8.49     $ 10.57     $  10.36     $  9.06     $   9.72     $ 10.16     $ 10.41     $ 9.93
 ========     =======     ========     =======     ========     =======     =======     ======

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2000

                                                              MONY Custom Equity Master
                                                    --------------------------------------------
                                                            Enterprise Accumulation Trust
                                                    --------------------------------------------

                                                      Capital     Growth &             Multi-Cap
                                                    Appreciation   Income   High Yield   Growth
                                                     Subaccount  Subaccount Subaccount Subaccount
                                                    ------------ ---------- ---------- ----------
                      ASSETS
Shares held in respective Funds....................     16,591     14,222      3,198      15,015
                                                      ========    =======    =======    ========
Investments at cost................................   $127,107    $89,669    $14,398    $175,986
                                                      ========    =======    =======    ========
Investments in respective Funds, at net asset value   $117,629    $88,178    $14,328    $152,403
Amount due from MONY...............................        202      1,089          0       4,626
Amount due from respective Funds...................         22          0          0          19
                                                      --------    -------    -------    --------
       Total assets................................    117,853     89,267     14,328     157,048
                                                      --------    -------    -------    --------
                    LIABILITIES
Amount due to MONY.................................        103         51          5         118
Amount due to respective Funds.....................        202      1,089          0       4,626
                                                      --------    -------    -------    --------
       Total liabilities...........................        305      1,140          5       4,744
                                                      --------    -------    -------    --------
Net assets.........................................   $117,548    $88,127    $14,323    $152,304
                                                      ========    =======    =======    ========
Net assets consist of:
 Contractholders' net payments.....................   $124,815    $89,676    $14,270    $178,327
 Undistributed net investment income (loss)........      2,894         14        158        (112)
 Accumulated net realized loss on investments......       (683)       (72)       (35)     (2,328)
 Net unrealized depreciation of investments........     (9,478)    (1,491)       (70)    (23,583)
                                                      --------    -------    -------    --------
Net assets.........................................   $117,548    $88,127    $14,323    $152,304
                                                      ========    =======    =======    ========
Number of units outstanding*.......................     12,316      8,752      1,453      19,707
                                                      --------    -------    -------    --------
Net asset value per unit outstanding*..............   $   9.54    $ 10.07    $  9.86    $   7.73
                                                      ========    =======    =======    ========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                           MONY Custom Equity Master
--------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Funds              Janus Aspen Series
----------------------------------------- --------------------------------------------
                                                                                                     Dreyfus
                               VIP III                                                   Dreyfus    Socially
   VIP             VIP II      Growth     Aggressive              Capital    Worldwide    Stock    Responsible
  Growth         Contrafund Opportunities   Growth    Balanced  Appreciation   Growth     Index      Growth
Subaccount       Subaccount  Subaccount   Subaccount Subaccount  Subaccount  Subaccount Subaccount Subaccount
----------       ---------- ------------- ---------- ---------- ------------ ---------- ---------- -----------
    3,065            6,898       1,597        4,105     3,314        5,331       6,229      6,455        621
 ========         ========     =======     ========   =======     ========    ========   ========    =======
 $149,434         $169,603     $30,438     $183,152   $82,228     $161,519    $256,525   $233,042    $23,848
 ========         ========     =======     ========   =======     ========    ========   ========    =======
 $133,337         $163,283     $28,268     $149,033   $80,568     $142,830    $230,342   $219,469    $21,410
      452            1,643         128        4,967     3,154          462       5,911      1,480        367
       90               10           4           48        19            4          14        128          0
 --------         --------     -------     --------   -------     --------    --------   --------    -------
  133,879          164,936      28,400      154,048    83,741      143,296     236,267    221,077     21,777
 --------         --------     -------     --------   -------     --------    --------   --------    -------
      187              126          22          143        69          109         170        257         16
      452            1,643         128        4,967     3,154          462       5,911      1,480        367
 --------         --------     -------     --------   -------     --------    --------   --------    -------
      639            1,769         150        5,110     3,223          571       6,081      1,737        383
 --------         --------     -------     --------   -------     --------    --------   --------    -------
 $133,240         $163,167     $28,250     $148,938   $80,518     $142,725    $230,186   $219,340    $21,394
 ========         ========     =======     ========   =======     ========    ========   ========    =======
 $150,405         $169,912     $30,738     $187,148   $81,603     $162,128    $257,766   $230,327    $23,940
     (119)            (159)        (23)       2,208     1,471          713       2,197      3,833        141
     (949)            (266)       (295)      (6,299)     (896)      (1,427)     (3,594)    (1,247)      (249)
  (16,097)          (6,320)     (2,170)     (34,119)   (1,660)     (18,689)    (26,183)   (13,573)    (2,438)
 --------         --------     -------     --------   -------     --------    --------   --------    -------
 $133,240         $163,167     $28,250     $148,938   $80,518     $142,725    $230,186   $219,340    $21,394
 ========         ========     =======     ========   =======     ========    ========   ========    =======
   14,902           17,007       3,045       20,212     8,160       17,106      27,835     23,366      2,344
 --------         --------     -------     --------   -------     --------    --------   --------    -------
 $   8.94         $   9.59     $  9.28     $   7.37   $  9.87     $   8.34    $   8.27   $   9.39    $  9.13
 ========         ========     =======     ========   =======     ========    ========   ========    =======

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                            STATEMENT OF OPERATIONS

                                                                                 MONY Custom Equity Master
                                                                ----------------------------------------------------------
                                                                                   MONY Series Fund Inc.
                                                                ----------------------------------------------------------
                                                                                Intermediate
                                                                    Money           Term        Long Term      Government
                                                                    Market          Bond           Bond        Securities
                                                                  Subaccount     Subaccount     Subaccount     Subaccount
                                                                -------------- -------------- -------------- --------------
                                                                For the period For the period For the period For the period
                                                                June 8, 2000** June 9, 2000** June 9, 2000** May 18, 2000**
                                                                   through        through        through        through
                                                                 December 31,   December 31,   December 31,   December 31,
                                                                     2000           2000           2000           2000
                                                                -------------- -------------- -------------- --------------
Dividend income................................................     $1,111          $  0           $  0           $  0
Distribution from net realized gains...........................          0             0              0              0
Mortality and expense risk charges.............................        (62)          (13)            (7)            (4)
                                                                    ------          ----           ----           ----
Net investment income (loss)...................................      1,049           (13)            (7)            (4)
                                                                    ------          ----           ----           ----
Realized and unrealized gain (loss) on investments:
 Net realized gain (loss) on investments.......................          0            29             16             21
 Net change in unrealized appreciation (depreciation) of
   investments.................................................          0           479            378            151
                                                                    ------          ----           ----           ----
Net realized and unrealized gain (loss) on investments.........          0           508            394            172
                                                                    ------          ----           ----           ----
Net increase (decrease) in net assets resulting from operations     $1,049          $495           $387           $168
                                                                    ======          ====           ====           ====

----------
** Commencement of operations

                      See notes to financial statements.

                                               MONY Custom Equity Master
----------------------------------------------------------------------------------------------------------------------
                                             Enterprise Accumulation Trust
----------------------------------------------------------------------------------------------------------------------
                   Small                                                       Small
                  Company                    International                    Company
    Equity         Value         Managed         Growth         Growth         Growth     Equity Income     Balanced
  Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
For the period For the period For the period For the period For the period For the period For the period For the period
May 5, 2000**  May 3, 2000**  May 5, 2000**  May 3, 2000**  May 3, 2000**  May 3, 2000**  May 18, 2000** May 16, 2000**
   through        through        through        through        through        through        through        through
 December 31,   December 31,   December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
     2000           2000           2000           2000           2000           2000           2000           2000
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
   $    379       $    35        $   280        $    54        $    81        $     0         $   10         $   9
     13,656         4,470          4,339          2,638            694            246              0            15
       (175)          (56)           (83)           (54)          (189)           (80)           (12)           (7)
   --------       -------        -------        -------        -------        -------         ------         -----
     13,860         4,449          4,536          2,638            586            166             (2)           17
   --------       -------        -------        -------        -------        -------         ------         -----
     (6,567)       (1,445)        (1,874)          (875)        (1,540)           282             70          (112)

    (37,326)       (2,728)         1,232         (3,682)         4,466         (1,738)         1,016           229
   --------       -------        -------        -------        -------        -------         ------         -----
    (43,893)       (4,173)          (642)        (4,557)         2,926         (1,456)         1,086           117
   --------       -------        -------        -------        -------        -------         ------         -----
   $(30,033)      $   276        $ 3,894        $(1,919)       $ 3,512        $(1,290)        $1,084         $ 134
   ========       =======        =======        =======        =======        =======         ======         =====

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                                                                                 MONY Custom Equity Master
                                                                ----------------------------------------------------------
                                                                               Enterprise Accumulation Trust
                                                                ----------------------------------------------------------

                                                                   Capital        Growth &         High        Multi-Cap
                                                                 Appreciation      Income         Yield          Growth
                                                                  Subaccount     Subaccount     Subaccount     Subaccount
                                                                -------------- -------------- -------------- --------------
                                                                For the period For the period For the period For the period
                                                                May 4, 2000**  May 3, 2000**  June 8, 2000** May 3, 2000**
                                                                   through        through        through        through
                                                                 December 31,   December 31,   December 31,   December 31,
                                                                     2000           2000           2000           2000
                                                                -------------- -------------- -------------- --------------
Dividend income................................................    $      0       $    84         $ 164         $     30
Distribution from net realized gains...........................       3,012             0             0                0
Mortality and expense risk charges.............................        (118)          (70)           (6)            (142)
                                                                   --------       -------         -----         --------
Net investment income (loss)...................................       2,894            14           158             (112)
                                                                   --------       -------         -----         --------
Realized and unrealized loss on investments:
 Net realized loss on investments..............................        (683)          (72)          (35)          (2,328)
 Net change in unrealized depreciation of investments..........      (9,478)       (1,491)          (70)         (23,583)
                                                                   --------       -------         -----         --------
Net realized and unrealized loss on investments................     (10,161)       (1,563)         (105)         (25,911)
                                                                   --------       -------         -----         --------
Net increase (decrease) in net assets resulting from operations    $ (7,267)      $(1,549)        $  53         $(26,023)
                                                                   ========       =======         =====         ========

----------
** Commencement of operations

                      See notes to financial statements.

                                                      MONY Custom Equity Master
-----------------------------------------------------------------------------------------------------------------------
 Fidelity Variable Insurance Products Funds                      Janus Aspen Series
-------------------------------------------  ----------------------------------------------------------

                                 VIP III
                   VIP II         Growth       Aggressive                     Capital       Worldwide    Dreyfus Stock
  VIP Growth     Contrafund   Opportunities      Growth        Balanced     Appreciation      Growth         Index
  Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
For the period For the period For the period For the period For the period For the period For the period For the period
May 3, 2000**  May 17, 2000** May 11, 2000** May 3, 2000**  May 5, 2000**  May 3, 2000**  May 3, 2000**  May 3, 2000**
   through        through        through        through        through        through        through        through
 December 31,   December 31,   December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
     2000           2000           2000           2000           2000           2000           2000           2000
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
   $      0       $     0        $     0        $      0       $   835        $    844       $   163        $    422
          0             0              0           2,345           703               4             0           1,974
       (119)         (159)           (23)           (137)          (67)           (135)          (22)           (199)
   --------       -------        -------        --------       -------        --------       -------        --------
       (119)         (159)           (23)          2,208         1,471             713           141           2,197
   --------       -------        -------        --------       -------        --------       -------        --------
       (949)         (266)          (295)         (6,299)         (896)         (1,427)         (249)         (3,594)
    (16,097)       (6,320)        (2,170)        (34,119)       (1,660)        (18,689)       (2,438)        (26,183)
   --------       -------        -------        --------       -------        --------       -------        --------
    (17,046)       (6,586)        (2,465)        (40,418)       (2,556)        (20,116)       (2,687)        (29,777)
   --------       -------        -------        --------       -------        --------       -------        --------
   $(17,165)      $(6,745)       $(2,488)       $(38,210)      $(1,085)       $(19,403)      $(2,546)       $(27,580)
   ========       =======        =======        ========       =======        ========       =======        ========

   Dreyfus
   Socially
 Responsible
    Growth
  Subaccount
--------------
For the period
May 11, 2000**
   through
 December 31,
     2000
--------------
   $    702
      3,298
       (167)
   --------
      3,833
   --------
     (1,247)
    (13,573)
   --------
    (14,820)
   --------
   $(10,987)
   ========

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS

                                                                                  MONY Custom Equity Master
                                                                -------------------------------------------------------------
                                                                                    MONY Series Fund, Inc.
                                                                -------------------------------------------------------------
                                                                    Money      Intermediate Term   Long Term      Government
                                                                    Market           Bond             Bond        Securities
                                                                  Subaccount      Subaccount       Subaccount     Subaccount
                                                                -------------- ----------------- -------------- --------------
                                                                For the period  For the period   For the period For the period
                                                                June 8, 2000**  June 9, 2000**   June 9, 2000** May 18, 2000**
                                                                   through          through         through        through
                                                                 December 31,    December 31,     December 31,   December 31,
                                                                     2000            2000             2000           2000
                                                                -------------- ----------------- -------------- --------------
From operations:
 Net investment income (loss)..................................   $   1,049         $   (13)        $    (7)        $   (4)
 Net realized gain (loss) on investments.......................           0              29              16             21
 Net change in unrealized appreciation (depreciation) of
   investments.................................................           0             479             378            151
                                                                  ---------         -------         -------         ------
Net increase (decrease) in net assets resulting from operations       1,049             495             387            168
                                                                  ---------         -------         -------         ------
From unit transactions:
 Net proceeds from the issuance of units.......................     420,053          16,418          10,427          6,616
 Net asset value of units redeemed or used to meet contract
   obligations.................................................    (379,764)           (816)           (459)          (468)
                                                                  ---------         -------         -------         ------
Net increase from unit transactions............................      40,289          15,602           9,968          6,148
                                                                  ---------         -------         -------         ------
Net increase in net assets.....................................      41,338          16,097          10,355          6,316
Net assets beginning of period.................................           0               0               0              0
                                                                  ---------         -------         -------         ------
Net assets end of period*......................................   $  41,338         $16,097         $10,355         $6,316
                                                                  =========         =======         =======         ======
Unit transactions:
Units outstanding beginning of period..........................           0               0               0              0
Units issued during the period.................................      41,193           1,609             985            621
Units redeemed during the period...............................     (37,196)            (79)            (43)           (44)
                                                                  ---------         -------         -------         ------
Units outstanding end of period................................       3,997           1,530             942            577
                                                                  =========         =======         =======         ======
----------
 *Includes undistributed net investment income (loss) of:         $   1,049         $   (13)        $    (7)        $   (4)
                                                                  =========         =======         =======         ======
**Commencement of operations

                      See notes to financial statements.

                                               MONY Custom Equity Master
----------------------------------------------------------------------------------------------------------------------
                                             Enterprise Accumulation Trust
----------------------------------------------------------------------------------------------------------------------
               Small Company                 International                 Small Company
    Equity         Value         Managed         Growth         Growth         Growth     Equity Income     Balanced
  Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
--------------   ----------   -------------- -------------- -------------- -------------- -------------- --------------
For the period For the period For the period For the period For the period For the period For the period For the period
May 5, 2000**  May 3, 2000**  May 5, 2000**  May 3, 2000**  May 3, 2000**  May 3, 2000**  May 18, 2000** May 16, 2000**
   through        through        through        through        through        through        through        through
 December 31,   December 31,   December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
     2000           2000           2000           2000           2000           2000           2000           2000
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
   $ 13,860       $ 4,449        $  4,536       $ 2,638        $    586       $    166       $    (2)       $    17
     (6,567)       (1,445)         (1,874)         (875)         (1,540)           282            70           (112)

    (37,326)       (2,728)          1,232        (3,682)          4,466         (1,738)        1,016            229
   --------       -------        --------       -------        --------       --------       -------        -------
    (30,033)          276           3,894        (1,919)          3,512         (1,290)        1,084            134
   --------       -------        --------       -------        --------       --------       -------        -------
    265,821        64,812         128,670        55,852         240,695        105,946        30,826          7,677

    (12,823)       (3,907)         (4,687)       (6,130)        (17,177)        (8,531)       (2,568)        (1,041)
   --------       -------        --------       -------        --------       --------       -------        -------
    252,998        60,905         123,983        49,722         223,518         97,415        28,258          6,636
   --------       -------        --------       -------        --------       --------       -------        -------
    222,965        61,181         127,877        47,803         227,030         96,125        29,342          6,770
          0             0               0             0               0              0             0              0
   --------       -------        --------       -------        --------       --------       -------        -------
   $222,965       $61,181        $127,877       $47,803        $227,030       $ 96,125       $29,342        $ 6,770
   ========       =======        ========       =======        ========       ========       =======        =======
          0             0               0             0               0              0             0              0
     27,602         6,158          12,801         5,933          25,155         10,293         3,077            789
     (1,348)         (369)           (456)         (659)         (1,796)          (829)         (259)          (107)
   --------       -------        --------       -------        --------       --------       -------        -------
     26,254         5,789          12,345         5,274          23,359          9,464         2,818            682
   ========       =======        ========       =======        ========       ========       =======        =======

   $ 13,860       $ 4,449        $  4,536       $ 2,638        $    586       $    166       $    (2)       $    17
   ========       =======        ========       =======        ========       ========       =======        =======

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                                                 MONY Custom Equity Master
                                                                ----------------------------------------------------------
                                                                               Enterprise Accumulation Trust
                                                                ----------------------------------------------------------


                                                                   Capital        Growth &         High        Multi-Cap
                                                                 Appreciation      Income         Yield          Growth
                                                                  Subaccount     Subaccount     Subaccount     Subaccount
                                                                -------------- -------------- -------------- --------------
                                                                For the period For the period For the period For the period
                                                                May 4, 2000**  May 3, 2000**  June 8, 2000** May 3, 2000**
                                                                   through        through        through        through
                                                                 December 31,   December 31,   December 31,   December 31,
                                                                     2000           2000           2000           2000
                                                                -------------- -------------- -------------- --------------
From operations:
 Net investment income (loss)..................................    $  2,894       $     14       $   158        $   (112)
 Net realized loss on investments..............................        (683)           (72)          (35)         (2,328)
 Net change in unrealized depreciation of investments..........      (9,478)        (1,491)          (70)        (23,583)
                                                                   --------       --------       -------        --------
Net increase (decrease) in net assets resulting from operations      (7,267)        (1,549)           53         (26,023)
                                                                   --------       --------       -------        --------
From unit transactions:
 Net proceeds from the issuance of units.......................     136,240        100,715        15,182         195,640
 Net asset value of units redeemed or used to meet contract
   obligations.................................................     (11,425)       (11,039)         (912)        (17,313)
                                                                   --------       --------       -------        --------
 Net increase from unit transactions...........................     124,815         89,676        14,270         178,327
                                                                   --------       --------       -------        --------
 Net increase in net assets....................................     117,548         88,127        14,323         152,304
Net assets beginning of period.................................           0              0             0               0
                                                                   --------       --------       -------        --------
Net assets end of period*......................................    $117,548       $ 88,127       $14,323        $152,304
                                                                   ========       ========       =======        ========
Unit transactions:
Units outstanding beginning of period..........................           0              0             0               0
Units issued during the period.................................      13,448          9,822         1,543          21,605
Units redeemed during the period...............................      (1,132)        (1,070)          (90)         (1,898)
                                                                   --------       --------       -------        --------
Units outstanding end of period................................      12,316          8,752         1,453          19,707
                                                                   ========       ========       =======        ========
----------
*Includes undistributed net investment income (loss) of:           $  2,894       $     14       $   158        $   (112)
                                                                   ========       ========       =======        ========
**Commencement of operations

                      See notes to financial statements.

                                                      MONY Custom Equity Master
-----------------------------------------------------------------------------------------------------------------------
 Fidelity Variable Insurance Products Fund                       Janus Aspen Series
-------------------------------------------  ----------------------------------------------------------


     VIP           VIP II     VIP III Growth   Aggressive                     Capital       Worldwide    Dreyfus Stock
    Growth       Contrafund   Opportunities      Growth        Balanced     Appreciation      Growth         Index
  Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
  ----------   -------------- -------------- -------------- -------------- -------------- -------------- --------------
For the period For the period For the period For the period For the period For the period For the period For the period
May 3, 2000**  May 17, 2000** May 11, 2000** May 3, 2000**  May 5, 2000**  May 3, 2000**  May 3, 2000**  May 3, 2000**
   through        through        through        through        through        through        through        through
 December 31,   December 31,   December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
     2000           2000           2000           2000           2000           2000           2000           2000
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
   $   (119)      $   (159)      $   (23)       $  2,208       $ 1,471        $    713       $  2,197       $  3,833
       (949)          (266)         (295)         (6,299)         (896)         (1,427)        (3,594)        (1,247)
    (16,097)        (6,320)       (2,170)        (34,119)       (1,660)        (18,689)       (26,183)       (13,573)
   --------       --------       -------        --------       -------        --------       --------       --------
    (17,165)        (6,745)       (2,488)        (38,210)       (1,085)        (19,403)       (27,580)       (10,987)
   --------       --------       -------        --------       -------        --------       --------       --------
    161,406        179,578        33,729         206,852        87,686         177,591        273,335        248,777

    (11,001)        (9,666)       (2,991)        (19,704)       (6,083)        (15,463)       (15,569)       (18,450)
   --------       --------       -------        --------       -------        --------       --------       --------
    150,405        169,912        30,738         187,148        81,603         162,128        257,766        230,327
   --------       --------       -------        --------       -------        --------       --------       --------
    133,240        163,167        28,250         148,938        80,518         142,725        230,186        219,340
          0              0             0               0             0               0              0              0
   --------       --------       -------        --------       -------        --------       --------       --------
   $133,240       $163,167       $28,250        $148,938       $80,518        $142,725       $230,186       $219,340
   ========       ========       =======        ========       =======        ========       ========       ========
          0              0             0               0             0               0              0              0
     16,021         17,987         3,345          22,314         8,768          18,775         29,513         25,237
     (1,119)          (980)         (300)         (2,102)         (608)         (1,669)        (1,678)        (1,871)
   --------       --------       -------        --------       -------        --------       --------       --------
     14,902         17,007         3,045          20,212         8,160          17,106         27,835         23,366
   ========       ========       =======        ========       =======        ========       ========       ========

   $   (119)      $   (159)      $   (23)       $  2,208       $ 1,471        $    713       $  2,197       $  3,833
   ========       ========       =======        ========       =======        ========       ========       ========

   Dreyfus
   Socially
 Responsible
    Growth
  Subaccount
--------------
For the period
May 11, 2000**
   through
 December 31,
     2000
--------------
   $   141
      (249)
    (2,438)
   -------
    (2,546)
   -------
    26,874

    (2,934)
   -------
    23,940
   -------
    21,394
         0
   -------
   $21,394
   =======
         0
     2,640
      (296)
   -------
     2,344
   =======

   $   141
   =======

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                         NOTES TO FINANCIAL STATEMENTS


1. Organization and Business:

   MONY Variable Account L (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist) and Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master). These policies are issued by MONY. For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Equity Master) is presented here.

   There are twenty-five MONY Custom Equity Master Subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). The Funds are registered under the 1940 Act as open end, diversified, management investment companies The Fund and Enterprise are affiliated with MONY.

   A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. Significant Accounting Policies:

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investment:

   The investment in shares of each of the respective Funds' portfolio is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on identified cost basis. Dividend income and distributions of net realized gains are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



3. Related Party Transactions:

   MONY is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY. A surrender charge may be imposed by MONY when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for such purposes for all of the MONY Custom Equity Master Subaccounts for the period ended December 31, 2000 aggregated $197,953.

   MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of the average daily net assets of each of the MONY Custom Equity Master subaccounts. As MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. Investment Transactions:

   Cost of shares acquired and proceeds from shares redeemed by each subaccount during the period ended December 31, 2000 were as follows:

                                      Cost of Shares
                                         Acquired
                                        (Excludes     Proceeds from
MONY Custom Equity Master Subaccounts Reinvestments) Shares Redeemed
------------------------------------- -------------- ---------------

  MONY Series Fund, Inc.
  Money Market Portfolio.............    $425,031       $384,756
  Intermediate Term Bond Portfolio...      16,546            947
  Long Term Bond Portfolio...........      10,427            461
  Government Securities Portfolio....       7,055            907

  Enterprise Accumulation Trust
  Equity Portfolio...................     273,557         20,593
  Small Company Value Portfolio......      67,699          6,809
  Managed Portfolio..................     128,766          4,790
  International Growth Portfolio.....      56,842          7,138
  Growth Portfolio...................     246,042         22,573
  Small Company Growth Portfolio.....     107,991         10,597
  Equity Income Portfolio............      31,081          2,824
  Balanced Portfolio.................      10,537          3,903
  Capital Appreciation Portfolio.....     138,403         13,625
  Growth & Income Portfolio..........     102,376         12,719
  High Yield Portfolio...............      15,297          1,029
  Multi-Cap Growth Portfolio.........     205,201         26,918

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


                                                Cost of Shares
                                                   Acquired
                                                  (Excludes     Proceeds from
  MONY Custom Equity Master Subaccounts         Reinvestments) Shares Redeemed
  -------------------------------------         -------------- ---------------

  Fidelity Variable Insurance Products Funds
  VIP Growth Portfolio.........................    163,606         13,223
  VIP II Contrafund Portfolio..................    185,836         15,967
  VIP III Growth Opportunities Portfolio.......     34,472          3,738

  Janus Aspen Series
  Aggressive Growth Portfolio..................    213,717         26,610
  Balanced Portfolio...........................     91,018          9,432
  Capital Appreciation Portfolio...............    183,013         20,916
  Worldwide Growth Portfolio...................    280,074         22,352

  Dreyfus
  Dreyfus Stock Index Fund.....................    252,271         21,982
  Dreyfus Socially Responsible Growth Fund, Inc     27,256          3,323

                                  APPENDIX A

                         DEATH BENEFIT PERCENTAGE FOR
                  GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST

Attained Age                                                Applicable Percentage
------------                                                ---------------------
40 and Under...............................................          250%
41.........................................................          243
42.........................................................          236
43.........................................................          229
44.........................................................          222
45.........................................................          215
46.........................................................          209
47.........................................................          203
48.........................................................          197
49.........................................................          191
50.........................................................          185
51.........................................................          178
52.........................................................          171
53.........................................................          164
54.........................................................          157
55.........................................................          150
56.........................................................          146
57.........................................................          142
58.........................................................          138
59.........................................................          134
60.........................................................          130
61.........................................................          128
62.........................................................          126
63.........................................................          124
64.........................................................          122
65.........................................................          120
66.........................................................          119
67.........................................................          118
68.........................................................          117
69.........................................................          116
70.........................................................          115
71.........................................................          113
72.........................................................          111
73.........................................................          109
74.........................................................          107
75-90......................................................          105
91.........................................................          104
92.........................................................          103
93.........................................................          102
94-100.....................................................          101

                                  APPENDIX B

                  MONTHLY PER $1,000 SPECIFIED AMOUNT FACTORS

                                                              Factor
Issue Age                                                   Per $1,000
---------                                                   ----------
0-36.......................................................   $0.06
37-50......................................................    0.07
51.........................................................    0.08
52.........................................................    0.08
53.........................................................    0.09
54.........................................................    0.09
55.........................................................    0.10
56.........................................................    0.10
57.........................................................    0.10
58.........................................................    0.11
59.........................................................    0.11
60.........................................................    0.11
61.........................................................    0.11
62.........................................................    0.11
63.........................................................    0.11
64.........................................................    0.11
65.........................................................    0.11
66.........................................................    0.11
67.........................................................    0.12
68.........................................................    0.13
69.........................................................    0.13
70.........................................................    0.13
71.........................................................    0.13
72.........................................................    0.13
73.........................................................    0.14
74.........................................................    0.14
75.........................................................    0.14
76.........................................................    0.14
77.........................................................    0.15
78.........................................................    0.16
79.........................................................    0.16
80.........................................................    0.17
81.........................................................    0.19
82.........................................................    0.21
83.........................................................    0.22
84.........................................................    0.24
85.........................................................    0.26

                                  APPENDIX C

               ILLUSTRATIONS OF DEATH PROCEEDS, FUND VALUES AND
                       CASH VALUES, AND PREMIUM OUTLAYS

   The following tables illustrate how the key financial elements of the Policy work, specifically, how the death benefits, Fund Values and Cash Values could vary over an extended period of time. In addition, each table compares these values with premiums paid accumulated with interest.

   The Policies illustrated include the following:


                                Benefit Specified
Sex    Age        Smoker        Option   Amount
---    --- -------------------- ------- ---------
Male.. 45  Preferred Non-smoker    1    $200,000
Male.. 45  Preferred Non-smoker    2    $200,000
Female 45  Preferred Non-smoker    1    $200,000
Female 45  Preferred Non-smoker    2    $200,000




   The tables show how Death Proceeds, Fund Values and Cash Values of a hypothetical Policy could vary over an extended period of time if the Subaccounts of the Variable Account had constant hypothetical gross annual investment returns of 0%, 6% or 12% over the periods indicated in each table. The values will differ from those shown in the tables if the annual investment returns are not absolutely constant. That is, the death benefits, Fund Values and Cash Values will be different if the returns averaged 0%, 6% or 12% over a period of years but went above or below those figures in individual Policy years. These illustrations assume that no Policy Loan has been taken. The amounts shown would differ if unisex rates were used.

   The amounts shown for Death Proceeds, Fund Values and Cash Values reflect the fact the net investment return on the Policy is lower than the gross investment return on the Subaccounts of the Variable Account. This results from the charges levied against the Subaccounts of the Variable Account (i.e., the mortality and expense risk charge) as well as the premium loads, administrative charges and Surrender Charges. The difference between the Fund Value and the Cash Value in the first 14 years is the Surrender Charge.


   The tables illustrate cost of insurance and expense charges at both current rates (which are described under Cost of Insurance) and at the maximum rates guaranteed in the Policies. The amounts shown at the end of each Policy year reflect a daily charge against the Funds as well as those assessed against the Subaccounts. These charges include the charge against the Subaccounts for mortality and expense risks and the effect on each Subaccount's investment experience of the charge to Portfolio assets for investment management and direct expenses. The mortality and expense risk fee is .35% annually on a guaranteed basis.



   The tables also reflect a deduction for a daily investment advisory fee and for other expenses of the Portfolio at a rate equivalent to an annual rate of 0.86% of the aggregate average daily net assets of the Portfolio. This hypothetical rate is representative of the average maximum investment advisory fee and other expenses of the Portfolios applicable to the Subaccounts of the Variable Account. Actual fees and other expenses vary by Portfolio and may be subject to agreements by the sponsor to waive or otherwise reimburse each Portfolio for operating expenses which exceed certain limits. For a detailed description of actual expenses and expense reimbursements, see "Fees and Expenses of the Funds" in the prospectus. There can be no assurance that the expense reimbursement arrangements will continue in the future, and any unreimbursed expenses would be reflected in the values included on the tables.



   The effect of these investment management, direct expenses and mortality and expense risk charges on a 0% gross rate of return would result in a net rate of return of -0.86%, on 6% it would be 5.14%, and on 12% it would be 11.06%.


   The tables assume the deduction of charges including administrative and sales charges. For each age, there are tables for death benefit Options 1 and 2 and each option is illustrated using current and guaranteed policy cost factors. The tables reflect the fact that the Company does not currently make any charge against the Variable Account for state or federal taxes. If such a charge is made in the future, it will take a higher rate of return to produce after-tax returns of 0%, 6% or 12%.

   The following are descriptions of Table columns and key terms:

   Age:  Insured's attained age at the end of the policy year

   Premium Outlay: The annualized out-of-pocket premium payments for each policy year including scheduled and any anticipated unscheduled premium payments. Premium payments are assumed to be paid at the beginning of each premium paying period. Amounts of surrenders and loans plus loan interest if any, are shown on the pages captioned "Premiums, Surrenders and Loans".

   Premium Accumulated at 5%: is equal to the premiums compounded at an annual effective rate of 5% and is shown at the end of the year.

Guaranteed Charges at 0.00%, 6.00% or 12.00%

   Cash Value: The value of the subaccounts at the end of each policy year assuming a 0.00%, 6.00% or 12.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at their guaranteed maximum. The cash value also takes into account any loans illustrated, as well as, the applicable surrender charges that would apply if the policy were surrendered prior to the end of the first fourteen years.

   Fund Value: The value of the subaccounts at the end of each policy year assuming a 0.00%, 6.00% or 12.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at their guaranteed maximum. The Fund Value DOES NOT take into account the applicable surrender charges that would apply if the policy were surrendered prior to the end of the first fourteen years.

   Death Proceeds: The benefit payable if the insured's death occurs at the end of the policy year, assuming a 0.00%, 6.00% or 12.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at their guaranteed maximums.

Current charges at 0.00%, 6.00% or 12.00%

   Cash Value: The value of the subaccounts at the end of each policy year assuming a 0.00%, 6.00% or 12.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at the current, non-guaranteed rates. The cash value also takes into account any loans illustrated, as well as, the applicable surrender charges that would apply if the policy were surrendered prior to the end of the first fourteen years.

   Fund Value: The value of the subaccounts at the end of each policy year assuming a 0.00%, 6.00% or 12.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at the current, non-guaranteed rates. The Fund Value DOES NOT take into account the applicable surrender charges that would apply if the policy were surrendered prior to the end of the first fourteen years.

   Death Proceeds: The benefit payable if the insured's death occurs at the end of the policy year assuming a 0.00%, 6.00% or 12.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at the current, non-guaranteed rates.

   The Company will furnish, upon request, a comparable illustration based on the age and sex of the proposed Insured, standard Premium Class assumptions and an initial Specified Amount and Scheduled Premium Payments of the applicant's choice. If a Policy is purchased, an individualized illustration will be delivered reflecting the Scheduled Premium Payment chosen and the Insured's actual risk class. After issuance, the Company will provide upon request an illustration of future Policy benefits based on both guaranteed and current cost factor assumptions and actual Account Value.


   The following is the page of supplemental footnotes to each of the flexible premium variable life to age 100 numeric summary and standard ledger statements.

            STANDARD LEDGER STATEMENT -- SUPPLEMENTAL FOOTNOTE PAGE
                           MONY Custom Equity Master
               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY
                          MONY Life Insurance Company

Additional Information

   This policy has been tested for the possibility of classification as a modified endowment. This test is not a guarantee that a policy will not be classified as a modified endowment.

   This illustration has been checked against federal tax laws relating to their definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or a change in death benefit option 2 to death benefit option 1 and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the policy is defined as a modified endowment policy, a loan, surrender, or assignment or pledge (unless such assignment or pledge is for burial expenses and the maximum death benefit is not in excess of $25,000) may be considered a taxable distribution and a ten percent penalty may be added to any tax on the distribution. Please consult your tax advisor for advice.

                              GUIDELINE PREMIUMS

   Age, Gender, Underwriting Classification    Specified Initial Guideline Initial Guideline
           and Death Benefit Option             Amount    Single Premium    Annual Premium
---------------------------------------------- --------- ----------------- -----------------
Age 45, Male, Non-Smoker Preferred, Option 1   $200,000     $46,615.01         $3,916.34
Age 45, Female, Non-Smoker Preferred, Option 1 $200,000     $39,961.33         $3,296.01



   Values shown on this illustration are based on a policyowner tax bracket of 0%.

   Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the policy year and reflect the effect of all loans and surrenders. The death proceeds, fund value and value upon surrender will differ if premiums are paid in different amounts, frequencies, or not on the due date.

   The policy's cash value is net of any applicable surrender charge.

   Premiums less the following deductions are added to the fund value:

  1.  A premium tax charge of .80% of gross premiums in all policy years.

  2. A sales charge on the gross premiums. The sales charges equal 4% of each premium dollar paid for amounts less than $500,000, and 3% for total amounts of $500,000 or more.

  3. A DAC tax charge of 1.50% of gross premiums in all policy years. No charge will be deducted where premiums received are not subject to this tax.

   For the first year, those columns assuming guaranteed charges use the current monthly mortality charges, current monthly administrative charges, current charges for mortality and expense risks, current charges for rider benefits, if any, and current premium sales charge as well as the assumed hypothetical gross annual investment return indicated. Thereafter these columns use guaranteed monthly mortality charges, guaranteed monthly administrative charges, guaranteed charges for mortality and expense risks, guaranteed charges for rider benefits if any, guaranteed maximum premium sales charge, and the assumed hypothetical gross annual investment return indicated. Those columns assuming current charges are based upon "current charges" and the assumed hypothetical gross annual investment return indicated.

   The current charges declared by MONY Life Insurance Company are guaranteed for the first policy year and apply to policies issued as of the illustration preparation date and could change between the preparation date and the date the policy is issued. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company.

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master
               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY




Numeric Summary The following table shows how differences in investment returns and policy charges would affect policy death proceeds, fund value and cash value.



                     Guaranteed Death Proceeds               Guaranteed Fund Value                 Guaranteed Cash Value
               ------------------------------------- ------------------------------------- -------------------------------------
                    Annual Investment Return of           Annual Investment Return of           Annual Investment Return of
Policy Premium   Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%
 Year  Outlay  (Net -0.86%) (Net 5.14%) (Net 11.14%) (Net -0.86%) (Net 5.14%) (Net 11.14%) (Net -0.86%) (Net 5.14%) (Net 11.14%)
  1     2,598    200,000      200,000     200,000        1,914       2,043        2,173            0          95          224
  2     2,598    200,000      200,000     200,000        3,336       3,700        4,081        1,387       1,752        2,133
  3     2,598    200,000      200,000     200,000        4,672       5,366        6,123        2,853       3,548        4,304
  4     2,598    200,000      200,000     200,000        5,948       7,067        8,338        4,259       5,378        6,650
  5     2,598    200,000      200,000     200,000        7,141       8,780       10,723        5,582       7,221        9,164
  6     2,598    200,000      200,000     200,000        8,232      10,486       13,274        6,803       9,057       11,845
  7     2,598    200,000      200,000     200,000        9,221      12,184       16,013        7,922      10,885       14,714
  8     2,598    200,000      200,000     200,000       10,111      13,878       18,962        8,942      12,709       17,793
  9     2,598    200,000      200,000     200,000       10,858      15,522       22,103        9,819      14,483       21,064
  10    2,598    200,000      200,000     200,000       11,488      17,139       25,485       10,579      16,230       24,575
  11    2,598    200,000      200,000     200,000       11,958      18,686       29,095       11,178      17,907       28,315
  12    2,598    200,000      200,000     200,000       12,269      20,161       32,965       11,749      19,641       32,445
  13    2,598    200,000      200,000     200,000       12,422      21,563       37,132       12,163      21,303       36,872
  14    2,598    200,000      200,000     200,000       12,376      22,846       41,598       12,246      22,716       41,468
  15    2,598    200,000      200,000     200,000       12,129      24,008       46,407       12,129      24,008       46,407
  20    2,598    200,000      200,000     200,000        7,523      27,594       77,819        7,523      27,594       77,819
  25    2,598     Lapsed      200,000     200,000       Lapsed      21,267      126,482       Lapsed      21,267      126,482
  30    2,598     Lapsed       Lapsed     227,738       Lapsed      Lapsed      212,839       Lapsed      Lapsed      212,839



This is an illustration, not a policy.



The maximum loan value is equal to 90% of the Cash Value. Loan interest at an annual rate of 5.25% will be charged in arrears on new or outstanding loans during the first 10 policy years. In policy years 11 and later, interest will be charged at the annual rate of 4.75% in arrears. These loan interest rates are guaranteed in the policy.



Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.



The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for The Alger American Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Enterprise Accumulation Trust, Fidelity Variable Insurance Products, Janus Aspen Series, Lord Abbett Series Fund, MONY Series Fund, Inc., PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc. portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00%, 6.00%, or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, The Alger American Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Enterprise Accumulation Trust, Fidelity Variable Insurance Products, Janus Aspen Series, Lord Abbett Series Fund, MONY Series Fund, Inc., PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc., that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.



Age 45 Male Non-Smoker Preferred             Prepared on 04/11/02


Specified Amount:  $200,000 . Death Benefit Option: Specified Amount for Option
1 . TP: $2,598.00 . GPT                                 Version 04.2002


Initial Modal Premium: $2,598.00 . Premium Mode: Annual . Riders: None    Form #
C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master
               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY







Numeric Summary The following table shows how differences in investment returns and policy charges would affect policy death proceeds, fund value, and cash value.



                      Current Death Proceeds                  Current Fund Value                    Current Cash Value
               ------------------------------------- ------------------------------------- -------------------------------------
                    Annual Investment Return of           Annual Investment Return of           Annual Investment Return of
Policy Premium   Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%
 Year  Outlay  (Net -0.86%) (Net 5.14%) (Net 11.14%) (Net -0.86%) (Net 5.14%) (Net 11.14%) (Net -0.86%) (Net 5.14%) (Net 11.14%)
   1    2,598    200,000      200,000     200,000        1,914       2,043        2,173            0          95          224
   2    2,598    200,000      200,000     200,000        3,731       4,108        4,501        1,783       2,160        2,553
   3    2,598    200,000      200,000     200,000        5,455       6,198        7,004        3,637       4,379        5,185
   4    2,598    200,000      200,000     200,000        7,134       8,362        9,748        5,446       6,673        8,059
   5    2,598    200,000      200,000     200,000        8,792      10,627       12,785        7,233       9,068       11,226
   6    2,598    200,000      200,000     200,000       10,427      12,998       16,146        8,999      11,569       14,717
   7    2,598    200,000      200,000     200,000       12,042      15,481       19,865       10,743      14,182       18,566
   8    2,598    200,000      200,000     200,000       13,614      18,057       23,958       12,445      16,888       22,789
   9    2,598    200,000      200,000     200,000       15,144      20,733       28,467       14,105      19,693       27,427
  10    2,598    200,000      200,000     200,000       16,611      23,491       33,414       15,702      22,581       32,505
  11    2,598    200,000      200,000     200,000       17,996      26,316       38,830       17,216      25,536       38,050
  12    2,598    200,000      200,000     200,000       19,278      29,191       44,748       18,758      28,672       44,229
  13    2,598    200,000      200,000     200,000       20,439      32,103       51,211       20,179      31,843       50,951
  14    2,598    200,000      200,000     200,000       21,439      35,015       58,249       21,310      34,885       58,119
  15    2,598    200,000      200,000     200,000       22,241      37,893       65,903       22,241      37,893       65,903
  20    2,598    200,000      200,000     200,000       24,126      52,841      117,949       24,126      52,841      117,949
  25    2,598    200,000      200,000     237,928       20,667      67,494      205,110       20,667      67,494      205,110
  30    2,598    200,000      200,000     373,100        9,797      81,385      348,692        9,797      81,385      348,692




This is an illustration, not a policy.



The maximum loan value is equal to 90% of the Cash Value. Loan interest at an annual rate of 5.25% will be charged in arrears on new or outstanding loans during the first 10 policy years. In policy years 11 and later, interest will be charged at the annual rate of 4.75% in arrears. These loan interest rates are guaranteed in the policy.



Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.



The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for The Alger American Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Enterprise Accumulation Trust, Fidelity Variable Insurance Products, Janus Aspen Series, Lord Abbett Series Fund, MONY Series Fund, Inc., PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc. portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00%, 6.00%, or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, The Alger American Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Enterprise Accumulation Trust, Fidelity Variable Insurance Products, Janus Aspen Series, Lord Abbett Series Fund, MONY Series Fund, Inc., PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc., that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.



Age 45 Male Non-Smoker Preferred             Prepared on 04/11/02


Specified Amount: $200,000 . Death Benefit Option: Specified Amount for Option
1 . TP: $2,598.00 . GPT                               Version 04.2002


Initial Modal Premium: $2,598.00 . Premium Mode: Annual . Riders: None   Form #
C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master
               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY




Numeric Summary The following table shows how differences in investment returns and policy charges would affect policy death proceeds, fund value, and cash value.



                            Guaranteed                            Guaranteed                           Guaranteed
                          Death Proceeds                          Fund Value                           Cash Value
               ------------------------------------- ------------------------------------ -------------------------------------
                    Annual Investment Return of          Annual Investment Return of           Annual Investment Return of
Policy Premium   Gross 0%    Gross 6%    Gross 12%    Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%
 Year  Outlay  (Net -0.86%) (Net 5.14%) (Net 11.14%) (Net 0.97%) (Net 5.14%) (Net 11.14%) (Net -0.86%) (Net 5.14%) (Net 11.14%)
   1    2,598    201,911      202,040     202,170       1,911       2,040        2,170            0          92          221
   2    2,598    203,318      203,681     204,061       3,318       3,681        4,061        1,370       1,733        2,112
   3    2,598    204,634      205,323     206,073       4,634       5,323        6,073        2,815       3,504        4,254
   4    2,598    205,882      206,988     208,245       5,882       6,988        8,245        4,194       5,299        6,556
   5    2,598    207,041      208,654     210,567       7,041       8,654       10,567        5,482       7,095        9,008
   6    2,598    208,087      210,297     213,030       8,087      10,297       13,030        6,658       8,868       11,601
   7    2,598    209,022      211,915     215,649       9,022      11,915       15,649        7,723      10,616       14,350
   8    2,598    209,849      213,507     218,440       9,849      13,507       18,440        8,680      12,338       17,271
   9    2,598    210,521      215,023     221,371      10,521      15,023       21,371        9,482      13,984       20,332
  10    2,598    211,065      216,485     224,481      11,065      16,485       24,481       10,155      15,576       23,571
  11    2,598    211,434      217,840     227,738      11,434      17,840       27,738       10,654      17,061       26,959
  12    2,598    211,632      219,085     231,158      11,632      19,085       31,158       11,112      18,565       30,639
  13    2,598    211,660      220,214     234,759      11,660      20,214       34,759       11,401      19,954       34,499
  14    2,598    211,475      221,173     238,507      11,475      21,173       38,507       11,346      21,043       38,378
  15    2,598    211,080      221,954     242,420      11,080      21,954       42,420       11,080      21,954       42,420
  20    2,598    205,621      222,493     264,711       5,621      22,493       64,711        5,621      22,493       64,711
  25    2,598     Lapsed      210,792     287,111      Lapsed      10,792       87,111       Lapsed      10,792       87,111
  30    2,598     Lapsed       Lapsed     300,068      Lapsed      Lapsed      100,068       Lapsed      Lapsed      100,068



This is an illustration, not a policy.



The maximum loan value is equal to 90% of the Cash Value. Loan interest at an annual rate of 5.25% will be charged in arrears on new or outstanding loans during the first 10 policy years. In policy years 11 and later, interest will be charged at the annual rate of 4.75% in arrears. These loan interest rates are guaranteed in the policy.



Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.



The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for The Alger American Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Enterprise Accumulation Trust, Fidelity Variable Insurance Products, Janus Aspen Series, Lord Abbett Series Fund, MONY Series Fund, Inc., PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc. portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00%, 6.00%, or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, The Alger American Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Enterprise Accumulation Trust, Fidelity Variable Insurance Products, Janus Aspen Series, Lord Abbett Series Fund, MONY Series Fund, Inc., PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc., that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.



Age 45 Male Non-Smoker Preferred             Prepared on 04/11/02


Specified Amount: $200,000 . Death Benefit Option: Specified Amount for Option
2 . TP: $2,598.00 . GPT                               Version 04.2002


Initial Modal Premium: $2,598.00 . Premium Mode: Annual . Riders: None   Form #
C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master
               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY





Numeric Summary The following table shows how differences in investment returns and policy charges would affect policy death proceeds, fund value, and cash value.



                              Current                               Current                               Current
                          Death Proceeds                          Fund Value                            Cash Value
               ------------------------------------- ------------------------------------- -------------------------------------
                    Annual Investment Return of           Annual Investment Return of           Annual Investment Return of
Policy Premium   Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%
 Year  Outlay  (Net -0.86%) (Net 5.14%) (Net 11.14%) (Net -0.86%) (Net 5.14%) (Net 11.14%) (Net -0.86%) (Net 5.14%) (Net 11.14%)
   1    2,598    201,911      202,040     202,170        1,911       2,040        2,170            0          92          221
   2    2,598    203,722      204,098     204,490        3,722       4,098        4,490        1,773       2,149        2,541
   3    2,598    205,434      206,174     206,976        5,434       6,174        6,976        3,616       4,355        5,157
   4    2,598    207,097      208,318     209,696        7,097       8,318        9,696        5,409       6,629        8,007
   5    2,598    208,735      210,557     212,699        8,735      10,557       12,699        7,177       8,998       11,140
   6    2,598    210,349      212,897     216,015       10,349      12,897       16,015        8,920      11,468       14,587
   7    2,598    211,938      215,340     219,677       11,938      15,340       19,677       10,639      14,041       18,378
   8    2,598    213,480      217,869     223,696       13,480      17,869       23,696       12,311      16,700       22,527
   9    2,598    214,975      220,485     228,108       14,975      20,485       28,108       13,936      19,446       27,068
  10    2,598    216,400      223,170     232,929       16,400      23,170       32,929       15,491      22,261       32,020
  11    2,598    217,733      225,900     238,177       17,733      25,900       38,177       16,953      25,121       37,397
  12    2,598    218,950      228,655     243,871       18,950      28,655       43,871       18,431      28,135       43,351
  13    2,598    220,031      231,410     250,032       20,031      31,410       50,032       19,771      31,150       49,772
  14    2,598    220,930      234,117     256,659       20,930      34,117       56,659       20,800      33,987       56,529
  15    2,598    221,601      236,724     263,749       21,601      36,724       63,749       21,601      36,724       63,749
  20    2,598    222,414      248,969     309,049       22,414      48,969      109,049       22,414      48,969      109,049
  25    2,598    217,291      257,410     375,588       17,291      57,410      175,588       17,291      57,410      175,588
  30    2,598    204,745      258,932     474,534        4,745      58,932      274,534        4,745      58,932      274,534



This is an illustration, not a policy.



The maximum loan value is equal to 90% of the Cash Value. Loan interest at an annual rate of 5.25% will be charged in arrears on new or outstanding loans during the first 10 policy years. In policy years 11 and later, interest will be charged at the annual rate of 4.75% in arrears. These loan interest rates are guaranteed in the policy.



Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.



The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for The Alger American Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Enterprise Accumulation Trust, Fidelity Variable Insurance Products, Janus Aspen Series, Lord Abbett Series Fund, MONY Series Fund, Inc., PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc. portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00%, 6.00%, or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, The Alger American Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Enterprise Accumulation Trust, Fidelity Variable Insurance Products, Janus Aspen Series, Lord Abbett Series Fund, MONY Series Fund, Inc., PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc., that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.



Age 45 Male Non-Smoker Preferred             Prepared on 04/11/02


Specified Amount: $200, 000 . Death Benefit Option: Specified Amount for Option
2 . TP: $2,598.00 . GPT                               Version 04.2002


Initial Modal Premium: $2,598.00 . Premium Mode: Annual . Riders: None   Form #
C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master
               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY





Numeric Summary The following table shows how differences in investment returns and policy charges would affect policy death proceeds, fund value, and cash value.



                     Guaranteed Death Proceeds               Guaranteed Fund Value                 Guaranteed Cash Value
               ------------------------------------- ------------------------------------- -------------------------------------
                    Annual Investment Return of           Annual Investment Return of           Annual Investment Return of
Policy Premium   Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%
 Year  Outlay  (Net -0.86%) (Net 5.14%) (Net 11.14%) (Net -0.86%) (Net 5.14%) (Net 11.14%) (Net -0.86%) (Net 5.14%) (Net 11.14%)
   1    2,010    200,000      200,000     200,000        1,441       1,540        1,639            0          32          131
   2    2,010    200,000      200,000     200,000        2,394       2,667        2,953          886       1,160        1,446
   3    2,010    200,000      200,000     200,000        3,312       3,825        4,385        1,905       2,418        2,978
   4    2,010    200,000      200,000     200,000        4,173       4,991        5,923        2,867       3,684        4,616
   5    2,010    200,000      200,000     200,000        4,956       6,142        7,554        3,750       4,936        6,348
   6    2,010    200,000      200,000     200,000        5,683       7,302        9,314        4,578       6,197        8,208
   7    2,010    200,000      200,000     200,000        6,335       8,449       11,194        5,330       7,444       10,189
   8    2,010    200,000      200,000     200,000        6,910       9,583       13,209        6,006       8,679       12,305
   9    2,010    200,000      200,000     200,000        7,389      10,681       15,352        6,585       9,877       14,548
  10    2,010    200,000      200,000     200,000        7,795      11,765       17,662        7,091      11,061       16,958
  11    2,010    200,000      200,000     200,000        8,106      12,812       20,136        7,503      12,209       19,533
  12    2,010    200,000      200,000     200,000        8,324      13,821       22,796        7,922      13,419       22,394
  13    2,010    200,000      200,000     200,000        8,449      14,793       25,665        8,248      14,592       25,464
  14    2,010    200,000      200,000     200,000        8,483      15,724       28,769        8,383      15,624       28,668
  15    2,010    200,000      200,000     200,000        8,426      16,615       32,138        8,426      16,615       32,138
  20    2,010    200,000      200,000     200,000        6,667      20,399       54,504        6,667      20,399       54,504
  25    2,010     Lapsed      200,000     200,000       Lapsed      18,594       87,582       Lapsed      18,594       87,582
  30    2,010     Lapsed      200,000     200,000       Lapsed       4,169      140,461       Lapsed       4,169      140,461



This is an illustration, not a policy.



The maximum loan value is equal to 90% of the Cash Value. Loan interest at an annual rate of 5.25% will be charged in arrears on new or outstanding loans during the first 10 policy years. In policy years 11 and later, interest will be charged at the annual rate of 4.75% in arrears. These loan interest rates are guaranteed in the policy.



Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.



The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for The Alger American Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Enterprise Accumulation Trust, Fidelity Variable Insurance Products, Janus Aspen Series, Lord Abbett Series Fund, MONY Series Fund, Inc., PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc. portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00%, 6.00%, or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, The Alger American Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Enterprise Accumulation Trust, Fidelity Variable Insurance Products, Janus Aspen Series, Lord Abbett Series Fund, MONY Series Fund, Inc., PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc., that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.



Age 45 Female Non-Smoker Preferred           Prepared on 04/11/02


Specified Amount: $200,000 . Death Benefit Option: Specified Amount for Option
1 . TP: $2,010.00 . GPT                               Version 04.2002


Initial Modal Premium: $2,010.00 . Premium Mode: Annual . Riders: None   Form #
C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master
               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY






Numeric Summary The following table shows how differences in investment returns and policy charges would affect policy death proceeds, fund value, and cash value.







                      Current Death Proceeds                  Current Fund Value                    Current Cash Value
               ------------------------------------- ------------------------------------- -------------------------------------
                    Annual Investment Return of           Annual Investment Return of           Annual Investment Return of
Policy Premium   Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%
 Year  Outlay  (Net -0.86%) (Net 5.14%) (Net 11.14%) (Net -0.86%) (Net 5.14%) (Net 11.14%) (Net -0.86%) (Net 5.14%) (Net 11.14%)
  1     2,010    200,000      200,000     200,000        1,441       1,540        1,639            0          32          131
  2     2,010    200,000      200,000     200,000        2,815       3,101        3,401        1,307       1,594        1,893
  3     2,010    200,000      200,000     200,000        4,146       4,711        5,324        2,739       3,304        3,917
  4     2,010    200,000      200,000     200,000        5,459       6,394        7,450        4,153       5,088        6,143
  5     2,010    200,000      200,000     200,000        6,732       8,131        9,777        5,526       6,925        8,571

  6     2,010    200,000      200,000     200,000        7,987       9,949       12,349        6,881       8,843       11,244
  7     2,010    200,000      200,000     200,000        9,202      11,827       15,171        8,197      10,822       14,166
  8     2,010    200,000      200,000     200,000       10,379      13,769       18,269        9,474      12,864       17,364
  9     2,010    200,000      200,000     200,000       11,495      15,756       21,650       10,691      14,952       20,846
  10    2,010    200,000      200,000     200,000       12,552      17,791       25,346       11,849      17,087       24,642

  11    2,010    200,000      200,000     200,000       13,574      19,899       29,414       12,971      19,296       28,811
  12    2,010    200,000      200,000     200,000       14,538      22,062       33,874       14,136      21,660       33,472
  13    2,010    200,000      200,000     200,000       15,425      24,263       38,750       15,224      24,062       38,549
  14    2,010    200,000      200,000     200,000       16,127      26,399       43,990       16,027      26,298       43,889
  15    2,010    200,000      200,000     200,000       16,648      28,470       49,644       16,648      28,470       49,644

  20    2,010    200,000      200,000     200,000       18,655      40,075       88,604       18,655      40,075       88,604
  25    2,010    200,000      200,000     200,000       18,084      52,536      153,093       18,084      52,536      153,093
  30    2,010    200,000      200,000     279,901       13,011      64,820      261,590       13,011      64,820      261,590



This is an illustration, not a policy.



The maximum loan value is equal to 90% of the Cash Value. Loan interest at an annual rate of 5.25% will be charged in arrears on new or outstanding loans during the first 10 policy years. In policy years 11 and later, interest will be charged at the annual rate of 4.75% in arrears. These loan interest rates are guaranteed in the policy.



Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.



The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for The Alger American Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Enterprise Accumulation Trust, Fidelity Variable Insurance Products, Janus Aspen Series, Lord Abbett Series Fund, MONY Series Fund, Inc., PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc. portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00%, 6.00%, or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, The Alger American Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Enterprise Accumulation Trust, Fidelity Variable Insurance Products, Janus Aspen Series, Lord Abbett Series Fund, MONY Series Fund, Inc., PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc., that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.



Age 45 Female Non-Smoker Preferred          Prepared on: 04/11/02


Specified Amount: $200,000 . Death Benefit Option: Specified Amount for Option
1 . TP: $2,010.00 . GPT                                 Version 04.2002


Initial Modal Premium: $2,010.00 . Premium Mode: Annual . Riders: None   Form #
C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master
               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY





Numeric Summary The following table shows how differences in investment returns and policy charges would affect policy death proceeds, fund value, and cash value.



                            Guaranteed                            Guaranteed                            Guaranteed
                          Death Proceeds                          Fund Value                            Cash Value
               ------------------------------------- ------------------------------------- -------------------------------------
                    Annual Investment Return of           Annual Investment Return of           Annual Investment Return of
Policy Premium   Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%
 Year  Outlay  (Net -0.86%) (Net 5.14%) (Net 11.14%) (Net -0.86%) (Net 5.14%) (Net 11.14%) (Net -0.86%) (Net 5.14%) (Net 11.14%)
   1    2,010    201,439      201,538     201,637        1,439       1,538        1,637            0          30          130
   2    2,010    202,382      202,655     202,940        2,382       2,655        2,940          875       1,147        1,432
   3    2,010    203,288      203,797     204,353        3,288       3,797        4,353        1,881       2,390        2,946
   4    2,010    204,132      204,941     205,863        4,132       4,941        5,863        2,826       3,635        4,557
   5    2,010    204,893      206,063     207,455        4,893       6,063        7,455        3,687       4,857        6,249
   6    2,010    205,595      207,186     209,162        5,595       7,186        9,162        4,489       6,080        8,057
   7    2,010    206,215      208,285     210,972        6,215       8,285       10,972        5,210       7,280        9,967
   8    2,010    206,754      209,361     212,894        6,754       9,361       12,894        5,850       8,456       11,990
   9    2,010    207,191      210,386     214,916        7,191      10,386       14,916        6,387       9,582       14,112
  10    2,010    207,550      211,383     217,073        7,550      11,383       17,073        6,846      10,680       16,369
  11    2,010    207,808      212,327     219,353        7,808      12,327       19,353        7,205      11,724       18,750
  12    2,010    207,968      213,215     221,771        7,968      13,215       21,771        7,566      12,813       21,369
  13    2,010    208,031      214,045     224,339        8,031      14,045       24,339        7,830      13,844       24,138
  14    2,010    207,998      214,814     227,074        7,998      14,814       27,074        7,898      14,714       26,974
  15    2,010    207,871      215,520     229,994        7,871      15,520       29,994        7,871      15,520       29,994
  20    2,010    205,693      217,857     248,025        5,693      17,857       48,025        5,693      17,857       48,025
  25    2,010     Lapsed      213,401     269,157       Lapsed      13,401       69,157       Lapsed      13,401       69,157
  30    2,010     Lapsed       Lapsed     289,815       Lapsed      Lapsed       89,815       Lapsed      Lapsed       89,815



This is an illustration, not a policy.



The maximum loan value is equal to 90% of the Cash Value. Loan interest at an annual rate of 5.25% will be charged in arrears on new or outstanding loans during the first 10 policy years. In policy years 11 and later, interest will be charged at the annual rate of 4.75% in arrears. These loan interest rates are guaranteed in the policy.



Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.



The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for The Alger American Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Enterprise Accumulation Trust, Fidelity Variable Insurance Products, Janus Aspen Series, Lord Abbett Series Fund, MONY Series Fund, Inc., PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc. portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00%, 6.00%, or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, The Alger American Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Enterprise Accumulation Trust, Fidelity Variable Insurance Products, Janus Aspen Series, Lord Abbett Series Fund, MONY Series Fund, Inc., PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc., that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.



Age 45 Female Non-Smoker Preferred           Prepared on 04/11/02


Specified Amount: $200,000 . Death Benefit Option: Specified Amount for Option
2 . TP: $2,010.00 . GPT                               Version 04.2002


Initial Modal Premium: $2,010.00 . Premium Mode: Annual . Riders: None   Form #
C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master
               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY





Numeric Summary The following table shows how differences in investment returns and policy charges would affect policy death proceeds, fund value, and cash value.



                      Current Death Proceeds                  Current Fund Value                    Current Cash Value
               ------------------------------------- ------------------------------------- -------------------------------------
                    Annual Investment Return of           Annual Investment Return of           Annual Investment Return of
Policy Premium   Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%
 Year  Outlay  (Net -0.86%) (Net 5.14%) (Net 11.14%) (Net- 0.86%) (Net 5.14%) (Net 11.14%) (Net -0.86%) (Net 5.14%) (Net 11.14%)
   1    2,010    201,439      201,538     201,637        1,439       1,538        1,637            0          30          130
   2    2,010    202,809      203,096     203,394        2,809       3,096        3,394        1,302       1,588        1,887
   3    2,010    204,135      204,698     205,309        4,135       4,698        5,309        2,728       3,291        3,902
   4    2,010    205,441      206,372     207,424        5,441       6,372        7,424        4,135       5,066        6,117
   5    2,010    206,704      208,096     209,733        6,704       8,096        9,733        5,498       6,890        8,527
   6    2,010    207,947      209,898     212,284        7,947       9,898       12,284        6,842       8,792       11,178
   7    2,010    209,149      211,755     215,075        9,149      11,755       15,075        8,144      10,750       14,070
   8    2,010    210,308      213,670     218,131       10,308      13,670       18,131        9,404      12,765       17,227
   9    2,010    211,403      215,622     221,456       11,403      15,622       21,456       10,599      14,818       20,652
  10    2,010    212,434      217,611     225,076       12,434      17,611       25,076       11,730      16,908       24,373
  11    2,010    213,425      219,665     229,049       13,425      19,665       29,049       12,822      19,062       28,446
  12    2,010    214,355      221,762     233,385       14,355      21,762       33,385       13,953      21,360       32,983
  13    2,010    215,199      223,879     238,097       15,199      23,879       38,097       14,998      23,678       37,896
  14    2,010    215,841      225,894     243,099       15,841      25,894       43,099       15,740      25,794       42,998
  15    2,010    216,283      227,804     248,420       16,283      27,804       48,420       16,283      27,804       48,420
  20    2,010    217,743      238,013     283,862       17,743      38,013       83,862       17,743      38,013       83,862
  25    2,010    216,375      247,573     338,432       16,375      47,573      138,432       16,375      47,573      138,432
  30    2,010    210,276      253,950     421,742       10,276      53,950      221,742       10,276      53,950      221,742



This is an illustration, not a policy.



The maximum loan value is equal to 90% of the Cash Value. Loan interest at an annual rate of 5.25% will be charged in arrears on new or outstanding loans during the first 10 policy years. In policy years 11 and later, interest will be charged at the annual rate of 4.75% in arrears. These loan interest rates are guaranteed in the policy.



Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.



The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for The Alger American Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Enterprise Accumulation Trust, Fidelity Variable Insurance Products, Janus Aspen Series, Lord Abbett Series Fund, MONY Series Fund, Inc., PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc. portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00%, 6.00%, or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, The Alger American Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Enterprise Accumulation Trust, Fidelity Variable Insurance Products, Janus Aspen Series, Lord Abbett Series Fund, MONY Series Fund, Inc., PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc., that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.



Age 45 Female Non-Smoker Preferred           Prepared on 04/11/02


Specified Amount: $200,000 . Death Benefit Option: Specified Amount for Option
2 . TP: $2,010.00 . GPT                               Version 04.2002


Initial Modal Premium: $2,010.00 . Premium Mode: Annual . Riders: None   Form #
C2-98

   The complete registration statement and other filed documents for MONY Variable Account L can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may get information on the operation of the public reference room by calling the Securities Exchange Commission at 1-800-SEC-0330. The registration statement and other filed documents for MONY Variable Account L are available on the Securities and Exchange Commission's Internet site at http://www.sec.gov. You may get copies of this information by paying a duplicating fee, and writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.

                                    PART II

                  (INFORMATION NOT REQUIRED IN A PROSPECTUS)

                                    PART II

                          UNDERTAKING TO FILE REPORTS

   Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and Reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that Section.

                             RULE 484 UNDERTAKING

   The Amended and Restated By-Laws of MONY Life Insurance Company ("MONY") provide, in Article XV as follows:

      Each person (and the heirs, executors and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the law of the State of New York and in the manner prescribed therein. To this end, and as authorized by Section 722 of the Business Corporation Law of the State of New York, the Board may adopt all resolutions, authorize all agreements and take all actions with respect to the indemnification of directors and officers, and the advance payment of their expenses in connection therewith.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                   REPRESENTATIONS RELATING TO SECTION 26 OF
                      THE INVESTMENT COMPANY ACT OF 1940

   The Registrant and MONY Life Insurance Company represent that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MONY Life Insurance Company.

                      CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

   The Facing Sheet.

   Cross-Reference to items required by Form N-8B-2.

   Prospectus consisting of   pages.

   The Undertaking to file reports.

   The signatures.

   Written consents of the following persons:

      a. PricewaterhouseCoopers LLP, Independent Accountants


      b. Actuarial Opinion of Pamela Duffy


   The following exhibits:

      1. The following exhibits correspond to those required by paragraph A of the instructions as exhibits to Form N-8B2:

          (1) Resolution of the Board of Trustees of The Mutual Life Insurance Company of New York authorizing establishment of MONY Variable Account L, filed as Exhibit 1 (1) to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6, dated December 17, 1990 (Registration Nos. 33-37719 and 811-6217), is incorporated herein by reference.

          (2) Not applicable.

          (3) (a) Underwriting Agreement between The Mutual Life Insurance Company of New York, MONY Series Fund, Inc., and MONY Securities Corp., filed as Exhibit 1 (3) (a) to Registration Statement on Form S-6, dated November 9, 1990 (Registration Nos. 33-37719 and 811-6217), is incorporated by referenced herein.

             (b) Proposed specimen agreement between MONY Securities Corp. and registered representatives, filed as Exhibit 3(b) of Pre-Effective Amendment No. 1, dated December 17, 1990, to Registration Statement on Form N-4 (Registration Nos. 33-37722 and 811-6126) is incorporated herein by reference.

             (c) Commission schedule (included in Exhibit 1.(5))

          (4) Not applicable.

          (5) Form of policy is filed as Exhibit 1.(5) of Registration Statement dated January 29, 1999 on Form S-6 (Registration Nos. 333-71417 and 811-6217) is incorporated herein by reference.

          (6) Amended and Restated Charter and Amended and Restated By-Laws of MONY Life Insurance Company, filed as Exhibit 1.(6) to Registration Statement dated January 29, 1999 on Form S-6 (Registration Nos. 333-71417 and 811-6217) is incorporated herein by reference.

          (7) Not applicable.

          (8) (a) Form of agreement to purchase shares. (included in Exhibit 1.(5))

             (b) Amended Investment Advisory Agreement between MONY Life Insurance Company of America and MONY Series Fund, Inc. filed as
          Exhibit 5(i) to Post-Effective amendment No. 14 to Registration Statement (Registration Nos. 2-95501 and 811-4209) dated February 27, 1998, is incorporated herein by reference.

             (c) Services Agreement between The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America filed as
          Exhibit 5(ii) to Pre-Effective Amendment to Registration Statement (Registration Nos. 2-95501 and 811-4209) dated July 19, 1985, is incorporated herein by reference.

             (d) Fund Participation Agreement among Enterprise Accumulation Trust, MONY Life Insurance Company of America and MONY Life Insurance Company, filed as Exhibit (8)(a) to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 dated April 18, 2001 (Registration Nos. 333-72259 and 811-6216), is incorporated herein by reference.


             (e) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Retirement System Investors Inc., as sub-adviser, filed as Exhibit
          (d)(iii) to Post-Effective Amendment No. 17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.

             (f) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and 1740 Advisers, Inc., as sub-adviser, filed as Exhibit (d)(v) to Post-Effective Amendment No. 17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.

             (g) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Marsico Capital Management, LLC, as sub-adviser, filed as Exhibit
          (d)(vi) to Post-Effective Amendment No. 20 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated April 27, 2000.

             (h) Investment Advisory Agreement between Enterprise Capital Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Montag & Caldwell, Inc., as sub-adviser, filed as Exhibit (d)(ii) to Post-Effective Amendment No. 17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.

             (i) Investment Advisory Agreement between Enterprise Capital Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and TCW Investment Management Company, as sub-adviser, filed as Exhibit
          (d)(iv) to Post-Effective Amendment No. 20 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated April 27, 2000.


             (j) Investment Advisory Agreement between Enterprise Capital Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and William D. Witter, Inc., as sub-adviser, filed as Exhibit (d)(vii) to Post-Effective Amendment No. 17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.



             (k) Investment Advisory Agreement between Enterprise Capital Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and GAMCO Investors, Inc., as sub-adviser, filed as Exhibit (d)(viii) to Post-Effective Amendment No. 17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.


             (l) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital" ) and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Vontobel USA Inc., as sub-adviser, filed as Exhibit (d)(ix) to Post-Effective Amendment No. 17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 2000.

             (m) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital" ) and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Caywood-Scholl Capital Management, as sub-adviser, filed as Exhibit
          (d)(xi) to Post-Effective Amendment No. 17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.

             (n) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital" ) and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and OpCap Advisors, as sub-adviser, filed as Exhibit (d)(xv) to Post-Effective Amendment No. 20 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated April 27, 2000.

             (o) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital" ) and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Sanford C. Bernstein & Co., Inc., as sub-adviser, filed as Exhibit
          (d)(xvi) to Post-Effective Amendment No. 20 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated April 27, 2000.

             (p) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital" ) and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Fred Alger Management, Inc., as sub-adviser, filed as Exhibit
          (d)(xiii) to Post-Effective Amendment No. 18 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 28, 1999.

          (9) Not applicable.

          (10) Application Form for Flexible Premium Variable Universal Life Insurance Policy (included in Exhibit 1.(5))

          (11) Code of Ethics for Operation of MONY Life Insurance Company and its Subsidiaries, filed as Exhibit (11) to Post-Effective Amendment No. 12 to Registration Statement on Form S-6, dated February 27, 2001 (Registration Nos. 33-82570 and 811-4235) is incorporated herein by reference.

      2. Opinion and consent of Frederick C. Tedeschi, Vice President and Chief Counsel -- Operations, MONY Life Insurance Company, as to legality of the securities being registered filed as Exhibit 2 to Pre-Effective Amendment No. 1 to Registration Statement (Registration Nos. 333-71417 and 811-6217) dated April 2, 1999, is incorporated herein by reference.

      3. Not applicable.

      4. Not applicable.


      5. Consent of PricewaterhouseCoopers LLP as to financial statements of MONY Variable Account L and MONY Life Insurance Company is filed herewith.



      6. Opinion and consent of Pamela Duffy, Vice President, Product Development, MONY Life Insurance Company, is filed herewith.

                                  SIGNATURES



   Pursuant to the requirements of the Securities Act of 1933, the Registrant, MONY Variable Account L, has duly caused Post-Effective Amendment No. 9 to this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York, State of New York, on this 30th day of April, 2002. Registrant hereby certifies that the requirements of Rule 485(b) have been met.



                                          MONY VARIABLE ACCOUNT L OF MONY LIFE
                                            INSURANCE COMPANY


                                                             *


                                          By: _______________________________


                                                  Michael I. Roth, Director,
                                                        Chairman of


                                                the Board, and Chief Executive
                                                          Officer



   Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 9 to this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



          Signature                   Title                     Date
          ---------                   -----                     ----

              *         Director, Chairman of the Board,   April 30, 2002
      -----------------   and Chief Executive Officer
       Michael I. Roth

              *         Director, President, and Chief     April 30, 2002
      -----------------   Operating Officer
       Samuel J. Foti

              *         Director and Executive Vice        April 30, 2002
      -----------------   President
      Kenneth M. Levine

              *         Executive Vice President and Chief April 30, 2002
      -----------------   Financial Officer
      Richard Daddario

              *         Senior Vice President and Chief    April 30, 2002
      -----------------   Actuary
      Michael Slipowitz

      /s/  LEE M. SMITH Corporate Secretary and Vice       April 30, 2002
      -----------------   President, Government Relations
        Lee. M. Smith

              *         Director                           April 30, 2002
      -----------------
       Tom H. Barrett

              *         Director                           April 30, 2002
      -----------------
        David L. Call

              *         Director                           April 30, 2002
      -----------------
      G. Robert Durham

              *         Director                           April 30, 2002
      -----------------
       James B. Farley

                            Signature             Date
                            ---------             ----
                                *            April 30, 2002
                     -----------------------
                          David L. Call
                            Director

                                *            April 30, 2002
                     -----------------------
                        G. Robert Durham
                            Director

                                *            April 30, 2002
                     -----------------------
                         James B. Farley
                            Director

                                *            April 30, 2002
                     -----------------------
                       Robert Holland, Jr.
                            Director

                                *            April 30, 2002
                     -----------------------
                        James L. Johnson
                            Director

                                             April 30, 2002
                     -----------------------
                       Frederick W. Kanner
                            Director

                                *            April 30, 2002
                     -----------------------
                         Robert R. Kiley
                            Director

                                *            April 30, 2002
                     -----------------------
                        Jane C. Pfeiffer
                            Director

                                *            April 30, 2002
                     -----------------------
                       Thomas C. Theobald
                            Director

                     *By:  /s/  LEE M. SMITH April 30, 2002
                     -----------------------
                          Lee M. Smith
                        Attorney In Fact

                                 EXHIBIT INDEX


   Exhibit No.                          Description
   -----------                          -----------
       5.      Consent of PricewaterhouseCoopers LLP, Independent Accountants
       6.      Opinion and Consent of Pamela Duffy as to actuarial matters



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